UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549

FORM N-CSR

CERTIFIED SHAREHOLDER REPORT OF REGISTERED

MANAGEMENT INVESTMENT COMPANIES

Investment Company Act file number 811-21777

John Hancock Funds III
(Exact name of registrant as specified in charter)

601 Congress Street, Boston, Massachusetts 02210
(Address of principal executive offices) (Zip code)

Salvatore Schiavone
Treasurer

601 Congress Street

Boston, Massachusetts 02210

(Name and address of agent for service)

Registrant's telephone number, including area code: 617-663-4497

Date of fiscal year end:	March 31

Date of reporting period:	March 31, 2017

ITEM 1. REPORTS TO SHAREHOLDERS.

John Hancock

Disciplined Value Fund

Annual report 3/31/17

A message to shareholders

Dear shareholder,

Financial markets are by their very nature unpredictable, but few market observers could have imagined the dramatic twists and turns that would come to characterize the latter half of 2016 and the beginning of 2017. Donald Trump's victory in the November U.S. presidential election sent both U.S. equity prices and bond yields sharply higher. Investors bid up the prices of riskier assets, believing that the new administration would pursue more pro-growth, market-friendly economic policies. While this may yet prove to be the case, change in policy has been slow to materialize and valuations in certain sectors and asset classes are now appearing somewhat stretched.

While we believe there are good reasons for economic optimism and that stocks may go on to extend their recent rally in the coming months, we encourage you to talk with your financial advisor, who can help ensure your portfolio is sufficiently diversified to meet your long-term objectives and to withstand the inevitable bumps along the way.

On behalf of everyone at John Hancock Investments, I'd like to take this opportunity to thank you for the continued trust you've placed in us.

Sincerely,

Andrew G. Arnott
President and Chief Executive Officer
John Hancock Investments

This commentary reflects the CEO's views, which are subject to change at any time. Investing involves risks, including the potential loss of principal. Diversification does not guarantee a profit or eliminate the risk of a loss. For more up-to-date information, please visit our website at jhinvestments.com.

John Hancock
Disciplined Value Fund

2	Your fund at a glance
4	Discussion of fund performance
8	A look at performance
10	Your expenses
12	Fund's investments
16	Financial statements
20	Financial highlights
32	Notes to financial statements
41	Auditor's report
42	Tax information
43	Trustees and Officers
47	More information

ANNUAL REPORT   |   JOHN HANCOCK DISCIPLINED VALUE FUND       1

Your fund at a glance

INVESTMENT OBJECTIVE

The fund seeks to provide long-term growth of capital primarily through investments in equity securities. Current income is a secondary objective.

AVERAGE ANNUAL TOTAL RETURNS AS OF 3/31/17 (%)

The Russell 1000 Value Index is an unmanaged index containing those securities in the Russell 1000 Index with a lower price-to-book ratio and less-than-average growth orientation.

It is not possible to invest directly in an index. Index figures do not reflect expenses or sales charges, which would result in lower returns.

Figures from Morningstar, Inc. include reinvested distributions and do not take into account sales charges. Actual load-adjusted performance is lower.

1	On 12-19-08, through a reorganization, the fund acquired all of the assets of Robeco Boston Partners Large Cap Value Fund (the predecessor fund). On that date, the predecessor fund's Investor shares were exchanged for Class A shares of John Hancock Disciplined Value Fund. Class A shares were first offered on 12-22-08. Class A shares' performance shown above for periods prior to this date is that of the predecessor fund's Investor shares that have been recalculated to reflect the gross fees and expenses of Class A shares.

The past performance shown here reflects reinvested distributions and the beneficial effect of any expense reductions, and does not guarantee future results. Performance of the other share classes will vary based on the difference in the fees and expenses of those classes. Shares will fluctuate in value and, when redeemed, may be worth more or less than their original cost. Current month-end performance may be lower or higher than the performance cited, and can be found at jhinvestments.com or by calling 800-225-5291. For further information on the fund's objectives, risks, and strategy, see the fund's prospectus.

ANNUAL REPORT   |   JOHN HANCOCK DISCIPLINED VALUE FUND       2

PERFORMANCE HIGHLIGHTS OVER THE LAST TWELVE MONTHS

Equity markets surged following the election

Equities struggled in the first half of the period, but surged following the U.S. presidential election on hopes the new administration would lower taxes, increase infrastructure spending, and reduce regulation.

The fund was up, but slightly trailed its benchmark

The fund trailed its benchmark, the Russell 1000 Value Index, due to disappointing security selection, particularly in healthcare.

Information technology was the top relative contributor

From a sector standpoint, information technology, telecommunication services, and consumer staples were among the relative contributors.

SECTOR COMPOSITION AS OF 3/31/17 (%)

A note about risks

Value stocks may decline in price. Large company stocks could fall out of favor. The value of a company's equity securities is subject to changes in the company's financial condition and overall market and economic conditions. Events in the financial markets have resulted, and may continue to result, in an unusually high degree of volatility in the financial markets, both domestic and foreign. Foreign investing has additional risks, such as currency and market volatility and political and social instability. Sector investing is subject to greater risks than the market as a whole. Because the fund may focus on particular sectors of the economy, its performance may depend on the performance of those sectors, and investments focused in one sector may fluctuate more widely than investments in a wider variety of sectors. Please see the fund's prospectus for additional risks.

ANNUAL REPORT   |   JOHN HANCOCK DISCIPLINED VALUE FUND       3

Discussion of fund performance

An interview with Mark E. Donovan, CFA, Boston Partners

Mark E. Donovan, CFA
Portfolio Manager
Boston Partners

Can you describe the market environment during the 12 months ended March 31, 2017?

U.S. equities advanced strongly during the period, despite a lengthy list of challenges that included high valuations for stocks, gradually rising interest rates, and concerns over the U.S. presidential election. The June news of the U.K.'s referendum vote to withdraw from the European Union sent shock waves through the markets and resulted in a brief, but sharp, decline; however, stocks stabilized and regained much of what they lost.

The market began to grow more cautious regarding certain sectors that some have begun to refer to as RUST (real estate, utilities, consumer staples, and telecommunication services). Following the U.S. presidential election, U.S. equity markets produced gains, as the rotation into economically sensitive sectors continued and accelerated. Investors seemed to be anticipating that the Trump administration would lower taxes, increase infrastructure spending, and reduce regulation.

Equity markets set records, but stumbled later in the period as certain legislative initiatives proved challenging to implement. In this environment, the fund's benchmark, the Russell 1000 Value Index, was up 19.22%.

The fund underperformed its benchmark. What factors detracted from performance?

Security selection in the healthcare and transportation industries detracted from relative returns. Healthcare was weakened by the biotech and medical supplier segments.

ANNUAL REPORT   |   JOHN HANCOCK DISCIPLINED VALUE FUND       4

" Following the U.S. presidential election, U.S. equity markets produced gains, as the rotation into economically sensitive sectors continued and accelerated."

McKesson Corp. accounted for most of the underperformance, as the company missed quarterly earnings and guided projections down when a competitor, AmerisourceBergen Corp. (not held), lowered prices competitively. Express Scripts Holding Co. and Gilead Sciences, Inc. were also detractors during the period. We sold McKesson and Express Scripts, but still hold Gilead.

What factors helped the fund relative to its benchmark?

Sector allocation was the primary driver of performance. The information technology, telecommunication services, and consumer staples sectors were significant contributors to relative returns, as was the fund's underweights in the utilities and real estate sectors.

General Dynamics Corp. was among the specific securities that boosted the fund's return relative to its benchmark. In information technology, Computer Sciences Corp. was the greatest relative contributor, as its value doubled during the period. TE Connectivity, Ltd., which manufactures

TOP 10 HOLDINGS AS OF 3/31/17 (%)

JPMorgan Chase & Co.	4.9
Bank of America Corp.	4.5
Berkshire Hathaway, Inc., Class B	3.7
Johnson & Johnson	3.5
Citigroup, Inc.	3.0
Merck & Company, Inc.	2.4
Cisco Systems, Inc.	2.4
Apple, Inc.	2.3
Discover Financial Services	2.2
Chevron Corp.	2.2
TOTAL	31.1
As a percentage of net assets.
Cash and cash equivalents are not included.

ANNUAL REPORT   |   JOHN HANCOCK DISCIPLINED VALUE FUND       5

"We have positive views on information technology, consumer discretionary, healthcare, and materials given that we believe these are stable industries with solid free cash flow."
sensors for cars and other applications, was also a plus. The stock is attractively valued, has a 2% dividend, and has an impressive operating return on assets.

What were some notable additions and deletions to the portfolio?

Key purchases included WABCO Holdings, Inc., an auto parts supplier that continues to grow market share, while seeking innovation and effective cost controls. The stock's valuation remains attractive, and a potential catalyst for the stock is a recovery in the North American truck market. Other buys included Pfizer, Inc., Chevron Corp., Marathon Oil Corp., Coca-Cola European Partners PLC, and Nucor Corp.

Recent sales included Walgreen Boots Alliance, Inc., MetLife, Inc., Tyson Foods, Inc., Target Corp., The Travelers Companies, Inc., and The Liberty Media Corp.

How was the portfolio positioned at the end of the period?

We have positive views on information technology, consumer discretionary, healthcare, and materials given that we believe these are stable industries with solid free cash flow. Our significant increase in information technology exposure (from 13.8% to more than 20%) was generated by the solid nature of the sector, highlighted by companies with healthy balance sheets with relatively low debt. This fiscal flexibility allows technology companies to efficiently initiate increases in dividend payments and share repurchases. The fund was underweight in consumer staples, real estate, telecommunication services, and utilities.

We believe there are attractive opportunities that fit our three-circle investment process of attractive valuation, sound fundamentals, and a catalyst for improvement. We are continually

ANNUAL REPORT   |   JOHN HANCOCK DISCIPLINED VALUE FUND       6

working to incorporate them while staying connected to companies we already own. The fund's advantages over the benchmark of generally lower valuations and higher-quality companies will remain our focus as we position it for the long term.

MANAGED BY

Mark E. Donovan, CFA On the fund since inception Investing since 1981
David J. Pyle, CFA On the fund since 2000 Investing since 1995

The views expressed in this report are exclusively those of Mark E. Donovan, CFA, Boston Partners, and are subject to change. They are not meant as investment advice. Please note that the holdings discussed in this report may not have been held by the fund for the entire period. Portfolio composition is subject to review in accordance with the fund's investment strategy and may vary in the future. Current and future portfolio holdings are subject to risk. Boston Partners is a wholly owned subsidiary of Robeco Groep, N.V. (Robeco Group).
ANNUAL REPORT   |   JOHN HANCOCK DISCIPLINED VALUE FUND       7

A look at performance

TOTAL RETURNS FOR THE PERIOD ENDED MARCH 31, 2017

Average annual total returns (%) with maximum sales charge					Cumulative total returns (%) with maximum sales charge
	1-year	5-year	10-year	Since inception	5-year	10-year	Since inception
Class A1	12.58	10.76	6.42	—	66.70	86.33	—
Class B1	12.66	10.75	6.04	—	66.64	79.72	—
Class C1	16.61	11.06	6.06	—	68.94	80.17	—
Class I1,2	18.80	12.22	7.30	—	77.95	102.32	—
Class I2[1,2]	18.80	12.23	7.26	—	78.02	101.51	—
Class R1[1,2]	18.00	11.44	6.54	—	71.89	88.45	—
Class R2[1,2]	18.32	11.73	6.75	—	74.10	92.09	—
Class R3[1,2]	18.17	11.56	6.66	—	72.83	90.47	—
Class R4[1,2]	18.63	12.03	7.04	—	76.44	97.39	—
Class R5[1,2]	18.88	12.30	7.33	—	78.64	102.95	—
Class R6[1,2]	18.97	12.34	7.36	—	78.91	103.45	—
Class NAV[2,3]	18.95	12.36	—	14.46	79.07	—	188.38
Index 1†	19.22	13.13	5.93	—	85.30	77.94	—
Index 2†	17.17	13.30	7.51	—	86.71	106.27	—

Performance figures assume all distributions have been reinvested. Figures reflect maximum sales charge on Class A shares of 5%, and the applicable contingent deferred sales charge (CDSC) on Class B and Class C shares. The Class B shares' CDSC declines annually between years 1 to 6 according to the following schedule: 5%, 4%, 3%, 3%, 2%, and 1%. No sales charge will be assessed after the sixth year. Class C shares sold within one year of purchase are subject to a 1% CDSC. Sales charges are not applicable to Class I, Class I2, Class R1, Class R2, Class R3, Class R4, Class R5, Class R6, and Class NAV shares.

The expense ratios of the fund, both net (including any fee waivers and/or expense limitations) and gross (excluding any fee waivers and/or expense limitations), are set forth according to the most recent publicly available prospectuses for the fund and may differ from those disclosed in the Financial highlights tables in this report. Had the contractual fee waivers and expense limitations not been in place, gross expenses would apply. The expense ratios are as follows:

	Class A	Class B	Class C	Class I	Class I2	Class R1	Class R2	Class R3	Class R4	Class R5	Class R6	Class NAV
Gross (%)	1.08	1.83	1.83	0.81	0.81	1.47	1.22	1.37	1.07	0.77	0.72	0.70
Net (%)	1.08	1.83	1.83	0.81	0.81	1.47	1.22	1.37	0.97	0.77	0.70	0.70

Please refer to the most recent prospectus and annual or semiannual report for more information on expenses and any expense limitation arrangements for each class.

The returns reflect past results and should not be considered indicative of future performance. The return and principal value of an investment will fluctuate so that shares, when redeemed, may be worth more or less than their original cost. Due to market volatility and other factors, the fund's current performance may be higher or lower than the performance shown. For current to the most recent month-end performance data, please call 800-225-5291 or visit the fund's website at jhinvestments.com.

The performance table above and the chart on the next page do not reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption of fund shares. The fund's performance results reflect any applicable fee waivers or expense reductions, without which the expenses would increase and results would have been less favorable.

†	Index 1 is the Russell 1000 Value Index; Index 2 is the S&P 500 Index.

See the following page for footnotes.

ANNUAL REPORT   |   JOHN HANCOCK DISCIPLINED VALUE FUND       8

This chart and table show what happened to a hypothetical $10,000 investment in John Hancock Disciplined Value Fund for the share classes and periods indicated, assuming all distributions were reinvested. For comparison, we've shown the same investment in two separate indexes.

	Start date	With maximum sales charge ($)	Without sales charge ($)	Index 1 ($)	Index 2 ($)
Class B1,4	3-31-07	17,972	17,972	17,794	20,627
Class C1,4	3-31-07	18,017	18,017	17,794	20,627
Class I1,2	3-31-07	20,232	20,232	17,794	20,627
Class I2[1,2]	3-31-07	20,151	20,151	17,794	20,627
Class R1[1,2]	3-31-07	18,845	18,845	17,794	20,627
Class R2[1,2]	3-31-07	19,209	19,209	17,794	20,627
Class R3[1,2]	3-31-07	19,047	19,047	17,794	20,627
Class R4[1,2]	3-31-07	19,739	19,739	17,794	20,627
Class R5[1,2]	3-31-07	20,295	20,295	17,794	20,627
Class R6[1,2]	3-31-07	20,345	20,345	17,794	20,627
Class NAV[2]	5-29-09	28,838	28,838	29,575	30,748

The Russell 1000 Value Index is an unmanaged index containing those securities in the Russell 1000 Index with a lower price-to-book ratio and less-than-average growth orientation.

The S&P 500 Index is an unmanaged index that includes 500 widely traded common stocks.

It is not possible to invest directly in an index. Index figures do not reflect expenses or sales charges, which would result in lower returns.

Footnotes related to performance pages

1	On 12-19-08, through a reorganization, the fund acquired all of the assets of Robeco Boston Partners Large Cap Value Fund (the predecessor fund). On that date, the predecessor fund's Investor shares were exchanged for Class A shares and its Institutional shares were exchanged for Class I shares of John Hancock Disciplined Value Fund. Class A, Class B, and Class C shares were first offered on 12-22-08. The returns prior to this date are those of the predecessor fund's Investor shares that have been recalculated to reflect the gross fees and expenses of Class A, Class B, and Class C shares, as applicable. Class I and Class I2 shares were first offered on 12-22-08. The returns prior to this date are those of the predecessor fund's Institutional shares that have been recalculated to reflect the gross fees and expenses of Class I and Class I2 shares, as applicable. Class R1 shares were first offered on 7-13-09; Class R2 shares were first offered on 3-1-12; Class R3, Class R4, and Class R5 shares were first offered on 5-22-09; Class R6 shares were first offered on 9-1-11. The returns prior to these dates are those of Class A shares that have been recalculated to apply the gross fees and expenses of Class R1, Class R2, Class R3, Class R4, Class R5, and Class R6 shares, as applicable.
2	For certain types of investors, as described in the fund's prospectuses.
3	From 5-29-09.
4	The contingent deferred sales charge is not applicable.
ANNUAL REPORT   |   JOHN HANCOCK DISCIPLINED VALUE FUND       9

Your expenses

These examples are intended to help you understand your ongoing operating expenses of investing in the fund so you can compare these costs with the ongoing costs of investing in other mutual funds.

Understanding fund expenses

As a shareholder of the fund, you incur two types of costs:

•	Transaction costs, which include sales charges (loads) on purchases or redemptions (varies by share class), minimum account fee charge, etc.
•	Ongoing operating expenses, including management fees, distribution and service fees (if applicable), and other fund expenses.

We are presenting only your ongoing operating expenses here.

Actual expenses/actual returns

The first line of each share class in the table on the following page is intended to provide information about the fund's actual ongoing operating expenses, and is based on the fund's actual return. It assumes an account value of $1,000.00 on October 1, 2016, with the same investment held until March 31, 2017.

Together with the value of your account, you may use this information to estimate the operating expenses that you paid over the period. Simply divide your account value at March 31, 2017, by $1,000.00, then multiply it by the "expenses paid" for your share class from the table. For example, for an account value of $8,600.00, the operating expenses should be calculated as follows:

Hypothetical example for comparison purposes

The second line of each share class in the table on the following page allows you to compare the fund's ongoing operating expenses with those of any other fund. It provides an example of the fund's hypothetical account values and hypothetical expenses based on each class's actual expense ratio and an assumed 5% annualized return before expenses (which is not the fund's actual return). It assumes an account value of $1,000.00 on October 1, 2016, with the same investment held until March 31, 2017. Look in any other fund shareholder report to find its hypothetical example and you will be able to compare these expenses. Please remember that these hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period.

Remember, these examples do not include any transaction costs, therefore, these examples will not help you to determine the relative total costs of owning different funds. If transaction costs were included, your expenses would have been higher. See the prospectuses for details regarding transaction costs.

ANNUAL REPORT   |   JOHN HANCOCK DISCIPLINED VALUE FUND       10

SHAREHOLDER EXPENSE EXAMPLE CHART

		Account value on 10-1-2016	Ending value on 3-31-2017	Expenses paid during period ended 3-31-2017[1]	Annualized expense ratio
Class A	Actual expenses/actual returns	$1,000.00	$1,120.80	$5.60	1.06%
	Hypothetical example for comparison purposes	1,000.00	1,019.60	5.34	1.06%
Class B	Actual expenses/actual returns	1,000.00	1,116.80	9.55	1.81%
	Hypothetical example for comparison purposes	1,000.00	1,015.90	9.10	1.81%
Class C	Actual expenses/actual returns	1,000.00	1,116.50	9.55	1.81%
	Hypothetical example for comparison purposes	1,000.00	1,015.90	9.10	1.81%
Class I	Actual expenses/actual returns	1,000.00	1,122.50	4.23	0.80%
	Hypothetical example for comparison purposes	1,000.00	1,020.90	4.03	0.80%
Class I2	Actual expenses/actual returns	1,000.00	1,122.50	4.23	0.80%
	Hypothetical example for comparison purposes	1,000.00	1,020.90	4.03	0.80%
Class R1	Actual expenses/actual returns	1,000.00	1,118.60	7.66	1.45%
	Hypothetical example for comparison purposes	1,000.00	1,017.70	7.29	1.45%
Class R2	Actual expenses/actual returns	1,000.00	1,119.80	6.34	1.20%
	Hypothetical example for comparison purposes	1,000.00	1,018.90	6.04	1.20%
Class R3	Actual expenses/actual returns	1,000.00	1,119.60	7.13	1.35%
	Hypothetical example for comparison purposes	1,000.00	1,018.20	6.79	1.35%
Class R4	Actual expenses/actual returns	1,000.00	1,120.90	5.08	0.96%
	Hypothetical example for comparison purposes	1,000.00	1,020.10	4.83	0.96%
Class R5	Actual expenses/actual returns	1,000.00	1,122.70	3.97	0.75%
	Hypothetical example for comparison purposes	1,000.00	1,021.20	3.78	0.75%
Class R6	Actual expenses/actual returns	1,000.00	1,122.90	3.65	0.69%
	Hypothetical example for comparison purposes	1,000.00	1,021.50	3.48	0.69%
Class NAV	Actual expenses/actual returns	1,000.00	1,122.80	3.65	0.69%
	Hypothetical example for comparison purposes	1,000.00	1,021.50	3.48	0.69%

1	Expenses are equal to the fund's annualized expense ratio, multiplied by the average account value over the period, multiplied by 182/365 (to reflect the one-half year period).
ANNUAL REPORT   |   JOHN HANCOCK DISCIPLINED VALUE FUND       11

Fund's investments

As of 3-31-17
	Shares	Value
Common stocks 98.7%		$14,152,834,882
(Cost $11,564,569,320)
Consumer discretionary 8.8%		1,261,475,561
Auto components 1.0%
BorgWarner, Inc.	3,473,631	145,163,039
Household durables 0.5%
PulteGroup, Inc.	2,991,778	70,456,372
Media 6.0%
CBS Corp., Class B	1,288,272	89,354,546
Comcast Corp., Class A	4,075,458	153,196,466
Liberty Global PLC LiLAC, Series C (I)	2,025,759	46,673,487
Liberty Global PLC, Series C (I)	1,457,630	51,075,355
The Interpublic Group of Companies, Inc.	4,332,842	106,457,928
Time Warner, Inc.	2,653,026	259,227,170
Twenty-First Century Fox, Inc., Class A	4,689,741	151,900,711
Specialty retail 1.3%
Best Buy Company, Inc.	889,946	43,740,846
The Home Depot, Inc.	982,290	144,229,641
Consumer staples 1.2%		177,729,125
Beverages 0.7%
Coca-Cola European Partners PLC	2,574,207	97,021,862
Food and staples retailing 0.5%
CVS Health Corp.	1,028,118	80,707,263
Energy 8.9%		1,279,708,698
Oil, gas and consumable fuels 8.9%
Chevron Corp.	2,890,092	310,309,178
ConocoPhillips	2,905,472	144,895,889
Diamondback Energy, Inc. (I)	914,534	94,850,894
Energen Corp. (I)	1,200,284	65,343,461
EOG Resources, Inc.	849,368	82,855,848
EQT Corp.	879,639	53,745,943
Gulfport Energy Corp. (I)	1,740,985	29,927,532
Marathon Oil Corp.	4,763,557	75,264,201
Marathon Petroleum Corp.	3,498,103	176,794,126
Phillips 66	1,029,562	81,561,902
Pioneer Natural Resources Company	361,674	67,354,549
Tesoro Corp.	1,194,241	96,805,175
Financials 26.4%		3,785,796,548
Banks 14.1%
Bank of America Corp.	27,411,567	646,638,866

SEE NOTES TO FINANCIAL STATEMENTS
ANNUAL REPORT   |   JOHN HANCOCK DISCIPLINED VALUE FUND       12

	Shares	Value
Financials (continued)
Banks (continued)
Citigroup, Inc.	7,212,159	$431,431,351
Fifth Third Bancorp	3,804,453	96,633,106
JPMorgan Chase & Co.	7,943,830	697,786,027
Lloyds Banking Group PLC, ADR (L)	26,136,685	88,864,729
Wells Fargo & Company	1,153,550	64,206,593
Capital markets 1.5%
The Goldman Sachs Group, Inc.	943,515	216,744,266
Consumer finance 4.6%
Capital One Financial Corp.	2,066,849	179,113,134
Discover Financial Services	4,670,658	319,426,301
Navient Corp.	4,401,512	64,966,317
Synchrony Financial	2,858,898	98,060,201
Diversified financial services 3.7%
Berkshire Hathaway, Inc., Class B (I)	3,166,577	527,805,054
Insurance 2.5%
Chubb, Ltd.	1,434,220	195,412,472
The Allstate Corp.	1,947,578	158,708,131
Health care 16.1%		2,307,240,983
Biotechnology 2.0%
Gilead Sciences, Inc.	3,074,707	208,834,099
Shire PLC, ADR	410,072	71,446,845
Health care equipment and supplies 0.9%
Abbott Laboratories	2,944,627	130,770,885
Health care providers and services 4.3%
Anthem, Inc.	999,621	165,317,321
Cigna Corp.	1,052,906	154,240,200
DaVita, Inc. (I)	1,320,814	89,775,728
Laboratory Corp. of America Holdings (I)	491,112	70,459,839
UnitedHealth Group, Inc.	843,411	138,327,838
Pharmaceuticals 8.9%
Johnson & Johnson	4,061,980	505,919,609
Merck & Company, Inc.	5,434,005	345,276,678
Pfizer, Inc.	8,389,231	286,995,593
Sanofi, ADR	3,091,190	139,876,348
Industrials 9.0%		1,291,593,358
Aerospace and defense 4.1%
General Dynamics Corp.	1,058,928	198,231,322
L3 Technologies, Inc.	525,325	86,830,969
Raytheon Company	783,880	119,541,700
United Technologies Corp.	1,676,344	188,102,560

SEE NOTES TO FINANCIAL STATEMENTS
ANNUAL REPORT   |   JOHN HANCOCK DISCIPLINED VALUE FUND       13

	Shares	Value
Industrials (continued)
Air freight and logistics 0.6%
United Parcel Service, Inc., Class B	817,463	$87,713,780
Airlines 1.4%
Delta Air Lines, Inc.	2,579,294	118,544,352
United Continental Holdings, Inc. (I)	1,096,530	77,458,879
Electrical equipment 1.0%
Eaton Corp. PLC	2,026,632	150,274,763
Industrial conglomerates 1.3%
Koninklijke Philips NV - NY Shares	5,793,219	186,020,262
Machinery 0.6%
WABCO Holdings, Inc. (I)	671,732	78,874,771
Information technology 20.4%		2,917,745,180
Communications equipment 3.7%
Brocade Communications Systems, Inc.	3,899,632	48,667,407
Cisco Systems, Inc.	10,107,737	341,641,511
Harris Corp.	1,267,074	140,987,324
Electronic equipment, instruments and components 2.8%
Flex, Ltd. (I)	9,625,172	161,702,890
TE Connectivity, Ltd.	3,229,877	240,787,330
Internet software and services 3.4%
Alphabet, Inc., Class A (I)	332,016	281,483,165
eBay, Inc. (I)	5,947,780	199,666,975
IT services 1.9%
Cognizant Technology Solutions Corp., Class A (I)	1,763,188	104,944,950
Computer Sciences Corp.	1,707,153	117,810,629
Leidos Holdings, Inc.	879,308	44,967,811
Semiconductors and semiconductor equipment 2.0%
KLA-Tencor Corp.	897,210	85,297,755
Texas Instruments, Inc.	2,432,902	195,994,585
Software 3.0%
Microsoft Corp.	2,904,565	191,294,651
Oracle Corp.	5,491,459	244,973,986
Technology hardware, storage and peripherals 3.6%
Apple, Inc.	2,267,921	325,809,531
Hewlett Packard Enterprise Company	8,089,227	191,714,680
Materials 7.3%		1,044,713,309
Chemicals 3.5%
Celanese Corp., Series A	976,451	87,734,122
Methanex Corp.	1,942,103	91,084,631
PPG Industries, Inc.	589,494	61,944,030
The Dow Chemical Company	4,083,903	259,491,197

SEE NOTES TO FINANCIAL STATEMENTS
ANNUAL REPORT   |   JOHN HANCOCK DISCIPLINED VALUE FUND       14

			Shares	Value
Materials (continued)
Construction materials 0.6%
CRH PLC, ADR			2,643,452	$92,970,207
Containers and packaging 0.9%
WestRock Company			2,427,347	126,294,864
Metals and mining 2.3%
Barrick Gold Corp.			5,386,785	102,295,047
Nucor Corp.			1,578,787	94,285,160
Steel Dynamics, Inc.			3,700,059	128,614,051
Utilities 0.6%				86,832,120
Independent power and renewable electricity producers 0.6%
AES Corp.			7,766,737	86,832,120
	Yield (%)		Shares	Value
Securities lending collateral 0.0%				$1,530,947
(Cost $1,530,956)
John Hancock Collateral Trust (W)	0.9609(Y	)	152,997	1,530,947
Short-term investments 1.4%				$199,495,879
(Cost $199,495,879)
Money market funds 1.4%				199,495,879
State Street Institutional U.S. Government Money Market Fund, Premier Class	0.6179(Y	)	199,495,879	199,495,879
Total investments (Cost $11,765,596,155)† 100.1%				$14,353,861,708
Other assets and liabilities, net (0.1%)				($13,532,213)
Total net assets 100.0%				$14,340,329,495

The percentage shown for each investment category is the total value of the category as a percentage of the net assets of the fund.
Security Abbreviations and Legend
ADR	American Depositary Receipts
(I)	Non-income producing security.
(L)	A portion of this security is on loan as of 3-31-17.
(W)	Investment is an affiliate of the fund, the advisor and/or subadvisor. This security represents the investment of cash collateral received for securities lending.
(Y)	The rate shown is the annualized seven-day yield as of 3-31-17.
†	At 3-31-17, the aggregate cost of investment securities for federal income tax purposes was $11,834,363,091. Net unrealized appreciation aggregated to $2,519,498,617, of which $2,667,308,884 related to appreciated investment securities and $147,810,267 related to depreciated investment securities.

SEE NOTES TO FINANCIAL STATEMENTS
ANNUAL REPORT   |   JOHN HANCOCK DISCIPLINED VALUE FUND       15

Financial statements

STATEMENT OF ASSETS AND LIABILITIES 3-31-17

Assets
Unaffiliated investments, at value (Cost $11,764,065,199) including $1,489,540 of securities loaned	$14,352,330,761
Affiliated investments, at value (Cost $1,530,956)	1,530,947
Total investments, at value (Cost $11,765,596,155)	14,353,861,708
Receivable for investments sold	54,619,026
Receivable for fund shares sold	71,458,853
Dividends and interest receivable	11,783,524
Receivable for securities lending income	12,188
Receivable due from advisor	1,370
Other receivables and prepaid expenses	258,083
Total assets	14,491,994,752
Liabilities
Payable for investments purchased	54,864,385
Payable for fund shares repurchased	92,955,620
Payable upon return of securities loaned	1,533,350
Payable to affiliates
Accounting and legal services fees	308,323
Transfer agent fees	960,092
Distribution and service fees	134,592
Trustees' fees	12,025
Other liabilities and accrued expenses	896,870
Total liabilities	151,665,257
Net assets	$14,340,329,495
Net assets consist of
Paid-in capital	$11,654,292,587
Undistributed net investment income	27,495,582
Accumulated net realized gain (loss) on investments and foreign currency transactions	70,275,773
Net unrealized appreciation (depreciation) on investments	2,588,265,553
Net assets	$14,340,329,495

SEE NOTES TO FINANCIAL STATEMENTS
ANNUAL REPORT   |   JOHN HANCOCK DISCIPLINED VALUE FUND       16

STATEMENT OF ASSETS AND LIABILITIES (continued)

Net asset value per share
Based on net asset values and shares outstanding-the fund has an unlimited number of shares authorized with no par value
Class A ($1,448,981,124 ÷ 69,968,890 shares)[1]	$20.71
Class B ($12,548,849 ÷ 642,929 shares)[1]	$19.52
Class C ($292,619,923 ÷ 14,951,541 shares)[1]	$19.57
Class I ($7,539,668,878 ÷ 374,752,703 shares)	$20.12
Class I2 ($53,717,857 ÷ 2,670,093 shares)	$20.12
Class R1 ($27,163,981 ÷ 1,352,021 shares)	$20.09
Class R2 ($135,311,373 ÷ 6,731,393 shares)	$20.10
Class R3 ($22,262,485 ÷ 1,108,392 shares)	$20.09
Class R4 ($285,864,291 ÷ 14,205,509 shares)	$20.12
Class R5 ($200,221,319 ÷ 9,938,383 shares)	$20.15
Class R6 ($3,076,921,035 ÷ 152,756,803 shares)	$20.14
Class NAV ($1,245,048,380 ÷ 61,793,795 shares)	$20.15
Maximum offering price per share
Class A (net asset value per share ÷ 95%)[2]	$21.80

1	Redemption price per share is equal to net asset value less any applicable contingent deferred sales charge.
2	On single retail sales of less than $50,000. On sales of $50,000 or more and on group sales the offering price is reduced.

SEE NOTES TO FINANCIAL STATEMENTS
ANNUAL REPORT   |   JOHN HANCOCK DISCIPLINED VALUE FUND       17

STATEMENT OF OPERATIONS   For the year ended 3-31-17

Investment income
Dividends	$272,685,561
Securities lending	1,271,915
Interest	958,868
Less foreign taxes withheld	(740,921)
Total investment income	274,175,423
Expenses
Investment management fees	90,732,553
Distribution and service fees	10,268,976
Accounting and legal services fees	2,024,873
Transfer agent fees	11,626,254
Trustees' fees	235,066
State registration fees	522,280
Printing and postage	822,055
Professional fees	433,708
Custodian fees	1,513,913
Other	188,558
Total expenses	118,368,236
Less expense reductions	(1,731,966)
Net expenses	116,636,270
Net investment income	157,539,153
Realized and unrealized gain (loss)
Net realized gain (loss) on
Unaffiliated investments and foreign currency transactions	360,394,604
Affiliated investments	2,171
360,396,775
Change in net unrealized appreciation (depreciation) of
Unaffiliated investments and translation of assets and liabilities in foreign currencies	1,846,120,166
Affiliated investments	(2,139)
1,846,118,027
Net realized and unrealized gain	2,206,514,802
Increase in net assets from operations	$2,364,053,955

SEE NOTES TO FINANCIAL STATEMENTS
ANNUAL REPORT   |   JOHN HANCOCK DISCIPLINED VALUE FUND       18

STATEMENTS OF CHANGES IN NET ASSETS

	Year ended 3-31-17	Year ended 3-31-16
Increase (decrease) in net assets
From operations
Net investment income	$157,539,153	$142,864,984
Net realized gain (loss)	360,396,775	(46,969,513)
Change in net unrealized appreciation (depreciation)	1,846,118,027	(877,252,040)
Increase (decrease) in net assets resulting from operations	2,364,053,955	(781,356,569)
Distributions to shareholders
From net investment income
Class A	(16,450,212)	(27,728,943)
Class B	(39,753)	(46,278)
Class C	(887,691)	(972,189)
Class I	(92,487,888)	(99,117,523)
Class I2	(621,376)	(856,842)
Class R1	(164,299)	(162,991)
Class R2	(1,181,963)	(1,237,692)
Class R3	(180,430)	(227,765)
Class R4	(3,068,524)	(3,084,295)
Class R5	(3,917,043)	(5,356,973)
Class R6	(35,963,782)	(26,166,598)
Class NAV	(13,573,944)	(10,834,910)
From net realized gain
Class A	—	(84,699,290)
Class B	—	(510,604)
Class C	—	(10,725,915)
Class I	—	(242,069,838)
Class I2	—	(2,092,624)
Class R1	—	(797,491)
Class R2	—	(4,353,601)
Class R3	—	(965,781)
Class R4	—	(8,517,823)
Class R5	—	(12,597,550)
Class R6	—	(58,494,746)
Class NAV	—	(24,221,158)
Total distributions	(168,536,905)	(625,839,420)
From fund share transactions	(841,850,128)	1,190,687,737
Total increase (decrease)	1,353,666,922	(216,508,252)
Net assets
Beginning of year	12,986,662,573	13,203,170,825
End of year	$14,340,329,495	$12,986,662,573
Undistributed net investment income	$27,495,582	$38,532,555

SEE NOTES TO FINANCIAL STATEMENTS
ANNUAL REPORT   |   JOHN HANCOCK DISCIPLINED VALUE FUND       19

Financial highlights

Class A Shares Period ended	3-31-17	3-31-16	3-31-15	3-31-14	3-31-13
Per share operating performance
Net asset value, beginning of period	$17.64	$19.44	$18.94	$15.94	$14.33
Net investment income[1]	0.18	0.16	0.20	0.12	0.14
Net realized and unrealized gain (loss) on investments	3.08	(1.18)	1.19	3.85	2.09
Total from investment operations	3.26	(1.02)	1.39	3.97	2.23
Less distributions
From net investment income	(0.19)	(0.19)	(0.10)	(0.09)	(0.12)
From net realized gain	—	(0.59)	(0.79)	(0.88)	(0.50)
Total distributions	(0.19)	(0.78)	(0.89)	(0.97)	(0.62)
Net asset value, end of period	$20.71	$17.64	$19.44	$18.94	$15.94
Total return (%)[2,3]	18.50	(5.29)	7.53	25.30	16.04
Ratios and supplemental data
Net assets, end of period (in millions)	$1,449	$2,375	$2,705	$2,702	$1,481
Ratios (as a percentage of average net assets):
Expenses before reductions	1.07	1.08	1.08	1.12	1.20
Expenses including reductions	1.06	1.07	1.08	1.11	1.20
Net investment income	0.96	0.87	1.04	0.68	0.95
Portfolio turnover (%)	65	61	44	45	44

1	Based on average daily shares outstanding.
2	Does not reflect the effect of sales charges, if any.
3	Total returns would have been lower had certain expenses not been reduced during the applicable periods.

SEE NOTES TO FINANCIAL STATEMENTS
ANNUAL REPORT   |   JOHN HANCOCK DISCIPLINED VALUE FUND       20

Class B Shares Period ended	3-31-17	3-31-16	3-31-15	3-31-14	3-31-13
Per share operating performance
Net asset value, beginning of period	$16.64	$18.38	$18.00	$15.24	$13.73
Net investment income (loss)[1]	0.03	0.02	0.04	(0.03)	0.01
Net realized and unrealized gain (loss) on investments	2.91	(1.12)	1.13	3.67	2.01
Total from investment operations	2.94	(1.10)	1.17	3.64	2.02
Less distributions
From net investment income	(0.06)	(0.05)	—	—	(0.01)
From net realized gain	—	(0.59)	(0.79)	(0.88)	(0.50)
Total distributions	(0.06)	(0.64)	(0.79)	(0.88)	(0.51)
Net asset value, end of period	$19.52	$16.64	$18.38	$18.00	$15.24
Total return (%)[2,3]	17.66	(6.02)	6.68	24.21	15.09
Ratios and supplemental data
Net assets, end of period (in millions)	$13	$14	$19	$19	$14
Ratios (as a percentage of average net assets):
Expenses before reductions	1.82	1.85	1.91	1.96	2.08
Expenses including reductions	1.81	1.84	1.90	1.96	2.05
Net investment income (loss)	0.18	0.09	0.20	(0.17)	0.10
Portfolio turnover (%)	65	61	44	45	44

1	Based on average daily shares outstanding.
2	Does not reflect the effect of sales charges, if any.
3	Total returns would have been lower had certain expenses not been reduced during the applicable periods.

SEE NOTES TO FINANCIAL STATEMENTS
ANNUAL REPORT   |   JOHN HANCOCK DISCIPLINED VALUE FUND       21

Class C Shares Period ended	3-31-17	3-31-16	3-31-15	3-31-14	3-31-13
Per share operating performance
Net asset value, beginning of period	$16.69	$18.43	$18.03	$15.26	$13.74
Net investment income (loss)[1]	0.03	0.02	0.07	(0.02)	0.02
Net realized and unrealized gain (loss) on investments	2.91	(1.12)	1.12	3.67	2.01
Total from investment operations	2.94	(1.10)	1.19	3.65	2.03
Less distributions
From net investment income	(0.06)	(0.05)	—	—	(0.01)
From net realized gain	—	(0.59)	(0.79)	(0.88)	(0.50)
Total distributions	(0.06)	(0.64)	(0.79)	(0.88)	(0.51)
Net asset value, end of period	$19.57	$16.69	$18.43	$18.03	$15.26
Total return (%)[2,3]	17.61	(6.00)	6.78	24.25	15.19
Ratios and supplemental data
Net assets, end of period (in millions)	$293	$309	$302	$171	$59
Ratios (as a percentage of average net assets):
Expenses before reductions	1.82	1.83	1.84	1.88	1.98
Expenses including reductions	1.81	1.82	1.83	1.88	1.98
Net investment income (loss)	0.18	0.12	0.35	(0.09)	0.17
Portfolio turnover (%)	65	61	44	45	44

1	Based on average daily shares outstanding.
2	Does not reflect the effect of sales charges, if any.
3	Total returns would have been lower had certain expenses not been reduced during the applicable periods.

SEE NOTES TO FINANCIAL STATEMENTS
ANNUAL REPORT   |   JOHN HANCOCK DISCIPLINED VALUE FUND       22

Class I Shares Period ended	3-31-17	3-31-16	3-31-15	3-31-14	3-31-13
Per share operating performance
Net asset value, beginning of period	$17.14	$18.91	$18.44	$15.54	$13.99
Net investment income[1]	0.22	0.20	0.25	0.17	0.18
Net realized and unrealized gain (loss) on investments	3.00	(1.14)	1.16	3.75	2.04
Total from investment operations	3.22	(0.94)	1.41	3.92	2.22
Less distributions
From net investment income	(0.24)	(0.24)	(0.15)	(0.14)	(0.17)
From net realized gain	—	(0.59)	(0.79)	(0.88)	(0.50)
Total distributions	(0.24)	(0.83)	(0.94)	(1.02)	(0.67)
Net asset value, end of period	$20.12	$17.14	$18.91	$18.44	$15.54
Total return (%)[2]	18.80	(5.02)	7.86	25.61	16.40
Ratios and supplemental data
Net assets, end of period (in millions)	$7,540	$6,730	$7,026	$3,671	$1,680
Ratios (as a percentage of average net assets):
Expenses before reductions	0.81	0.81	0.81	0.83	0.87
Expenses including reductions	0.80	0.80	0.81	0.83	0.87
Net investment income	1.18	1.13	1.34	0.96	1.26
Portfolio turnover (%)	65	61	44	45	44

1	Based on average daily shares outstanding.
2	Total returns would have been lower had certain expenses not been reduced during the applicable periods.

SEE NOTES TO FINANCIAL STATEMENTS
ANNUAL REPORT   |   JOHN HANCOCK DISCIPLINED VALUE FUND       23

Class I2 Shares Period ended	3-31-17	3-31-16	3-31-15	3-31-14	3-31-13
Per share operating performance
Net asset value, beginning of period	$17.14	$18.92	$18.45	$15.55	$13.99
Net investment income[1]	0.22	0.20	0.24	0.17	0.18
Net realized and unrealized gain (loss) on investments	3.00	(1.15)	1.17	3.75	2.05
Total from investment operations	3.22	(0.95)	1.41	3.92	2.23
Less distributions
From net investment income	(0.24)	(0.24)	(0.15)	(0.14)	(0.17)
From net realized gain	—	(0.59)	(0.79)	(0.88)	(0.50)
Total distributions	(0.24)	(0.83)	(0.94)	(1.02)	(0.67)
Net asset value, end of period	$20.12	$17.14	$18.92	$18.45	$15.55
Total return (%)[2]	18.80	(5.07)	7.85	25.63	16.51
Ratios and supplemental data
Net assets, end of period (in millions)	$54	$49	$89	$75	$34
Ratios (as a percentage of average net assets):
Expenses before reductions	0.81	0.82	0.84	0.87	0.92
Expenses including reductions	0.80	0.81	0.83	0.85	0.85
Net investment income	1.18	1.11	1.28	0.96	1.29
Portfolio turnover (%)	65	61	44	45	44

1	Based on average daily shares outstanding.
2	Total returns would have been lower had certain expenses not been reduced during the applicable periods.

SEE NOTES TO FINANCIAL STATEMENTS
ANNUAL REPORT   |   JOHN HANCOCK DISCIPLINED VALUE FUND       24

Class R1 Shares Period ended	3-31-17	3-31-16	3-31-15	3-31-14	3-31-13
Per share operating performance
Net asset value, beginning of period	$17.13	$18.90	$18.43	$15.54	$13.99
Net investment income[1]	0.10	0.09	0.12	0.04	0.08
Net realized and unrealized gain (loss) on investments	2.98	(1.15)	1.15	3.75	2.04
Total from investment operations	3.08	(1.06)	1.27	3.79	2.12
Less distributions
From net investment income	(0.12)	(0.12)	(0.01)	(0.02)	(0.07)
From net realized gain	—	(0.59)	(0.79)	(0.88)	(0.50)
Total distributions	(0.12)	(0.71)	(0.80)	(0.90)	(0.57)
Net asset value, end of period	$20.09	$17.13	$18.90	$18.43	$15.54
Total return (%)[2]	18.00	(5.66)	7.09	24.69	15.63
Ratios and supplemental data
Net assets, end of period (in millions)	$27	$26	$22	$13	$6
Ratios (as a percentage of average net assets):
Expenses before reductions	1.47	1.48	1.54	1.67	1.85
Expenses including reductions	1.46	1.47	1.53	1.57	1.58
Net investment income	0.53	0.48	0.63	0.22	0.56
Portfolio turnover (%)	65	61	44	45	44

1	Based on average daily shares outstanding.
2	Total returns would have been lower had certain expenses not been reduced during the applicable periods.

SEE NOTES TO FINANCIAL STATEMENTS
ANNUAL REPORT   |   JOHN HANCOCK DISCIPLINED VALUE FUND       25

Class R2 Shares Period ended	3-31-17	3-31-16	3-31-15	3-31-14	3-31-13
Per share operating performance
Net asset value, beginning of period	$17.13	$18.90	$18.44	$15.55	$14.00
Net investment income[1]	0.14	0.13	0.19	0.08	0.12
Net realized and unrealized gain (loss) on investments	2.99	(1.14)	1.14	3.75	2.04
Total from investment operations	3.13	(1.01)	1.33	3.83	2.16
Less distributions
From net investment income	(0.16)	(0.17)	(0.08)	(0.06)	(0.11)
From net realized gain	—	(0.59)	(0.79)	(0.88)	(0.50)
Total distributions	(0.16)	(0.76)	(0.87)	(0.94)	(0.61)
Net asset value, end of period	$20.10	$17.13	$18.90	$18.44	$15.55
Total return (%)[2]	18.32	(5.42)	7.39	24.98	15.90
Ratios and supplemental data
Net assets, end of period (in millions)	$135	$136	$120	$38	$4
Ratios (as a percentage of average net assets):
Expenses before reductions	1.21	1.22	1.25	1.33	3.02
Expenses including reductions	1.21	1.21	1.24	1.32	1.32
Net investment income	0.78	0.74	0.99	0.45	0.80
Portfolio turnover (%)	65	61	44	45	44

1	Based on average daily shares outstanding.
2	Total returns would have been lower had certain expenses not been reduced during the applicable periods.

SEE NOTES TO FINANCIAL STATEMENTS
ANNUAL REPORT   |   JOHN HANCOCK DISCIPLINED VALUE FUND       26

Class R3 Shares Period ended	3-31-17	3-31-16	3-31-15	3-31-14	3-31-13
Per share operating performance
Net asset value, beginning of period	$17.12	$18.89	$18.43	$15.54	$13.99
Net investment income[1]	0.12	0.10	0.14	0.06	0.10
Net realized and unrealized gain (loss) on investments	2.99	(1.14)	1.15	3.74	2.04
Total from investment operations	3.11	(1.04)	1.29	3.80	2.14
Less distributions
From net investment income	(0.14)	(0.14)	(0.04)	(0.03)	(0.09)
From net realized gain	—	(0.59)	(0.79)	(0.88)	(0.50)
Total distributions	(0.14)	(0.73)	(0.83)	(0.91)	(0.59)
Net asset value, end of period	$20.09	$17.12	$18.89	$18.43	$15.54
Total return (%)[2]	18.17	(5.57)	7.20	24.81	15.75
Ratios and supplemental data
Net assets, end of period (in millions)	$22	$30	$28	$15	$4
Ratios (as a percentage of average net assets):
Expenses before reductions	1.36	1.37	1.43	1.57	2.33
Expenses including reductions	1.35	1.37	1.42	1.47	1.48
Net investment income	0.66	0.57	0.73	0.35	0.67
Portfolio turnover (%)	65	61	44	45	44

1	Based on average daily shares outstanding.
2	Total returns would have been lower had certain expenses not been reduced during the applicable periods.

SEE NOTES TO FINANCIAL STATEMENTS
ANNUAL REPORT   |   JOHN HANCOCK DISCIPLINED VALUE FUND       27

Class R4 Shares Period ended	3-31-17	3-31-16	3-31-15	3-31-14	3-31-13
Per share operating performance
Net asset value, beginning of period	$17.14	$18.92	$18.45	$15.54	$13.99
Net investment income[1]	0.19	0.18	0.25	0.13	0.16
Net realized and unrealized gain (loss) on investments	3.00	(1.16)	1.12	3.76	2.03
Total from investment operations	3.19	(0.98)	1.37	3.89	2.19
Less distributions
From net investment income	(0.21)	(0.21)	(0.11)	(0.10)	(0.14)
From net realized gain	—	(0.59)	(0.79)	(0.88)	(0.50)
Total distributions	(0.21)	(0.80)	(0.90)	(0.98)	(0.64)
Net asset value, end of period	$20.12	$17.14	$18.92	$18.45	$15.54
Total return (%)[2]	18.63	(5.22)	7.67	25.44	16.19
Ratios and supplemental data
Net assets, end of period (in millions)	$286	$268	$228	$75	$5
Ratios (as a percentage of average net assets):
Expenses before reductions	1.07	1.06	1.08	1.11	1.63
Expenses including reductions	0.96	0.96	0.97	1.01	1.09
Net investment income	1.03	1.00	1.31	0.75	1.09
Portfolio turnover (%)	65	61	44	45	44

1	Based on average daily shares outstanding.
2	Total returns would have been lower had certain expenses not been reduced during the applicable periods.

SEE NOTES TO FINANCIAL STATEMENTS
ANNUAL REPORT   |   JOHN HANCOCK DISCIPLINED VALUE FUND       28

Class R5 Shares Period ended	3-31-17	3-31-16	3-31-15	3-31-14	3-31-13
Per share operating performance
Net asset value, beginning of period	$17.16	$18.94	$18.47	$15.57	$14.00
Net investment income[1]	0.23	0.21	0.24	0.18	0.20
Net realized and unrealized gain (loss) on investments	3.00	(1.15)	1.19	3.76	2.04
Total from investment operations	3.23	(0.94)	1.43	3.94	2.24
Less distributions
From net investment income	(0.24)	(0.25)	(0.17)	(0.16)	(0.17)
From net realized gain	—	(0.59)	(0.79)	(0.88)	(0.50)
Total distributions	(0.24)	(0.84)	(0.96)	(1.04)	(0.67)
Net asset value, end of period	$20.15	$17.16	$18.94	$18.47	$15.57
Total return (%)[2]	18.88	(5.02)	7.98	25.71	16.55
Ratios and supplemental data
Net assets, end of period (in millions)	$200	$275	$376	$591	$415
Ratios (as a percentage of average net assets):
Expenses before reductions	0.76	0.77	0.73	0.74	0.78
Expenses including reductions	0.75	0.76	0.72	0.73	0.78
Net investment income	1.27	1.16	1.27	1.05	1.42
Portfolio turnover (%)	65	61	44	45	44

1	Based on average daily shares outstanding.
2	Total returns would have been lower had certain expenses not been reduced during the applicable periods.

SEE NOTES TO FINANCIAL STATEMENTS
ANNUAL REPORT   |   JOHN HANCOCK DISCIPLINED VALUE FUND       29

Class R6 Shares Period ended	3-31-17	3-31-16	3-31-15	3-31-14	3-31-13
Per share operating performance
Net asset value, beginning of period	$17.16	$18.94	$18.47	$15.57	$14.00
Net investment income[1]	0.24	0.23	0.31	0.19	0.19
Net realized and unrealized gain (loss) on investments	3.00	(1.15)	1.12	3.75	2.06
Total from investment operations	3.24	(0.92)	1.43	3.94	2.25
Less distributions
From net investment income	(0.26)	(0.27)	(0.17)	(0.16)	(0.18)
From net realized gain	—	(0.59)	(0.79)	(0.88)	(0.50)
Total distributions	(0.26)	(0.86)	(0.96)	(1.04)	(0.68)
Net asset value, end of period	$20.14	$17.16	$18.94	$18.47	$15.57
Total return (%)[2]	18.97	(5.00)	7.99	25.72	16.60
Ratios and supplemental data
Net assets, end of period (in millions)	$3,077	$2,024	$1,444	$356	$118
Ratios (as a percentage of average net assets):
Expenses before reductions	0.72	0.72	0.72	0.74	0.82
Expenses including reductions	0.69	0.69	0.69	0.73	0.82
Net investment income	1.27	1.26	1.63	1.06	1.28
Portfolio turnover (%)	65	61	44	45	44

1	Based on average daily shares outstanding.
2	Total returns would have been lower had certain expenses not been reduced during the applicable periods.

SEE NOTES TO FINANCIAL STATEMENTS
ANNUAL REPORT   |   JOHN HANCOCK DISCIPLINED VALUE FUND       30

Class NAV Shares Period ended	3-31-17	3-31-16	3-31-15	3-31-14	3-31-13
Per share operating performance
Net asset value, beginning of period	$17.16	$18.94	$18.47	$15.57	$14.00
Net investment income[1]	0.24	0.23	0.27	0.19	0.20
Net realized and unrealized gain (loss) on investments	3.01	(1.15)	1.16	3.75	2.05
Total from investment operations	3.25	(0.92)	1.43	3.94	2.25
Less distributions
From net investment income	(0.26)	(0.27)	(0.17)	(0.16)	(0.18)
From net realized gain	—	(0.59)	(0.79)	(0.88)	(0.50)
Total distributions	(0.26)	(0.86)	(0.96)	(1.04)	(0.68)
Net asset value, end of period	$20.15	$17.16	$18.94	$18.47	$15.57
Total return (%)[2]	18.95	(4.95)	7.98	25.73	16.66
Ratios and supplemental data
Net assets, end of period (in millions)	$1,245	$750	$844	$543	$524
Ratios (as a percentage of average net assets):
Expenses before reductions	0.70	0.70	0.69	0.71	0.74
Expenses including reductions	0.69	0.69	0.69	0.71	0.74
Net investment income	1.27	1.25	1.45	1.09	1.40
Portfolio turnover (%)	65	61	44	45	44

1	Based on average daily shares outstanding.
2	Total returns would have been lower had certain expenses not been reduced during the applicable periods.

SEE NOTES TO FINANCIAL STATEMENTS
ANNUAL REPORT   |   JOHN HANCOCK DISCIPLINED VALUE FUND       31

Notes to financial statements

Note 1 — Organization

John Hancock Disciplined Value Fund (the fund) is a series of John Hancock Funds III (the Trust), an open-end management investment company organized as a Massachusetts business trust and registered under the Investment Company Act of 1940, as amended (the 1940 Act). The investment objective of the fund is to provide long-term growth of capital primarily through investments in equity securities. Current income is a secondary objective.

The fund may offer multiple classes of shares. The shares currently offered are detailed in the Statement of assets and liabilities. Class A and Class C shares are offered to all investors. Class I shares are offered to institutions and certain investors. Class B and Class I2 shares are closed to new investors. Class R1, Class R2, Class R3, Class R4 and Class R5 shares are available only to certain retirement plans. Class R6 shares are available only to certain retirement plans, institutions and other investors. Class NAV shares are offered to John Hancock affiliated funds of funds and certain 529 plans. Shareholders of each class have exclusive voting rights to matters that affect that class. The distribution and service fees, if any, and transfer agent fees for each class may differ. Class B shares convert to Class A shares eight years after purchase.

Note 2 — Significant accounting policies

The financial statements have been prepared in conformity with accounting principles generally accepted in the United States of America (US GAAP), which require management to make certain estimates and assumptions as of the date of the financial statements. Actual results could differ from those estimates and those differences could be significant. The fund qualifies as an investment company under Topic 946 of Accounting Standards Codification of US GAAP.

Events or transactions occurring after the end of the fiscal period through the date that the financial statements were issued have been evaluated in the preparation of the financial statements. The following summarizes the significant accounting policies of the fund:

Security valuation. Investments are stated at value as of the scheduled close of regular trading on the New York Stock Exchange (NYSE), normally at 4:00 p.m., Eastern Time. In case of emergency or other disruption resulting in the NYSE not opening for trading or the NYSE closing at a time other than the regularly scheduled close, the net asset value (NAV) may be determined as of the regularly scheduled close of the NYSE pursuant to the fund's Valuation Policies and Procedures.

In order to value the securities, the fund uses the following valuation techniques: Equity securities held by the fund are typically valued at the last sale price or official closing price on the exchange or principal market where the security trades. In the event there were no sales during the day or closing prices are not available, the securities are valued using the last available bid price. Investments by the fund in open-end mutual funds, including John Hancock Collateral Trust (JHCT), are valued at their respective NAVs each business day. Foreign securities and currencies are valued in U.S. dollars based on foreign currency exchange rates supplied by an independent pricing vendor.

In certain instances, the Pricing Committee may determine to value equity securities using prices obtained from another exchange or market if trading on the exchange or market on which prices are typically obtained did not open for trading as scheduled, or if trading closed earlier than scheduled, and trading occurred as normal on another exchange or market.

Other portfolio securities and assets, for which reliable market quotations are not readily available, are valued at fair value as determined in good faith by the fund's Pricing Committee following procedures established by the Board of Trustees. The frequency with which these fair valuation procedures are used cannot be predicted and fair value of securities may differ significantly from the value that would have been used had a ready market for such securities existed.

The fund uses a three-tier hierarchy to prioritize the pricing assumptions, referred to as inputs, used in valuation techniques to measure fair value. Level 1 includes securities valued using quoted prices in active markets for identical securities. Level 2 includes securities valued using other significant observable inputs. Observable inputs may include quoted prices for similar securities, interest rates, prepayment speeds and credit risk. Prices for securities valued using these inputs are received from independent pricing vendors and brokers and are based on an evaluation of the inputs described. Level 3 includes securities valued using significant unobservable inputs when market prices are not readily available or reliable, including the fund's own assumptions in determining the fair value of investments. Factors used in determining value may include market or

ANNUAL REPORT   |   JOHN HANCOCK DISCIPLINED VALUE FUND       32

issuer specific events or trends, changes in interest rates and credit quality. The inputs or methodology used for valuing securities are not necessarily an indication of the risks associated with investing in those securities. Changes in valuation techniques and related inputs may result in transfers into or out of an assigned level within the disclosure hierarchy.

As of March 31, 2017, all investments are categorized as Level 1 under the hierarchy described above.

Security transactions and related investment income. Investment security transactions are accounted for on a trade date plus one basis for daily NAV calculations. However, for financial reporting purposes, investment transactions are reported on trade date. Interest income is accrued as earned. Dividend income is recorded on the ex-date, except for dividends of foreign securities where the dividend may not be known until after the ex-date. In those cases, dividend income, net of withholding taxes, is recorded when the fund becomes aware of the dividends. Foreign taxes are provided for based on the fund's understanding of the tax rules and rates that exist in the foreign markets in which it invests. Gains and losses on securities sold are determined on the basis of identified cost and may include proceeds from litigation.

Securities lending. The fund may lend its securities to earn additional income. The fund receives cash collateral from the borrower in an amount not less than the market value of the loaned securities. The fund will invest its collateral in JHCT, an affiliate of the fund, which has a floating NAV and is registered with the Securities and Exchange Commission (SEC) as an investment company. JHCT invests cash received as collateral as part of the securities lending program in short-term money market investments. The fund will receive the benefit of any gains and bear any losses generated by JHCT with respect to the cash collateral.

The fund has the right to recall loaned securities on demand. If a borrower fails to return loaned securities when due, then the lending agent is responsible and indemnifies the fund for the lent securities. The lending agent uses the collateral received from the borrower to purchase replacement securities of the same issue, type, class and series of the loaned securities. If the value of the collateral is less than the purchase cost of replacement securities, the lending agent is responsible for satisfying the shortfall but only to the extent that the shortfall is not due to any decrease in the value of JHCT.

Although the risk of the loss of the securities lent is mitigated by receiving collateral from the borrower and through lending agent indemnification, the fund could experience a delay in recovering securities or could experience a lower than expected return if the borrower fails to return the securities on a timely basis. The fund receives compensation for lending its securities by retaining a portion of the return on the investment of the collateral and compensation from fees earned from borrowers of the securities. Securities lending income received by the fund is net of fees retained by the securities lending agent. Net income received from JHCT is a component of securities lending income as recorded on the Statement of operations.

Obligations to repay collateral received by the fund are shown on the Statements of assets and liabilities as Payable upon return of securities loaned and are secured by the loaned securities. As of March 31, 2017, the fund loaned common stocks valued at $1,489,540 and received $1,533,350 of cash collateral.

Foreign currency translation. Assets, including investments and liabilities denominated in foreign currencies, are translated into U.S. dollar values each day at the prevailing exchange rate. Purchases and sales of securities, income and expenses are translated into U.S. dollars at the prevailing exchange rate on the date of the transaction. The effect of changes in foreign currency exchange rates on the value of securities is reflected as a component of the realized and unrealized gains (losses) on investments.

Risks can result from differences in economic and political conditions, regulations, market practices (including higher transaction costs), accounting standards and other factors. Foreign investments are also subject to a decline in the value of a foreign currency versus the U.S. dollar, which reduces the dollar value of securities denominated in that currency.

Foreign taxes. The fund may be subject to withholding tax on income and/or capital gains or repatriation taxes imposed by certain countries in which the fund invests. Taxes are accrued based upon investment income, realized gains or unrealized appreciation.

Line of credit. The fund may borrow from banks for temporary or emergency purposes, including meeting redemption requests that otherwise might require the untimely sale of securities. Pursuant to the fund's custodian agreement, the

ANNUAL REPORT   |   JOHN HANCOCK DISCIPLINED VALUE FUND       33

custodian may loan money to the fund to make properly authorized payments. The fund is obligated to repay the custodian for any overdraft, including any related costs or expenses. The custodian may have a lien, security interest or security entitlement in any fund property that is not otherwise segregated or pledged, to the extent of any overdraft, and to the maximum extent permitted by law.

Effective June 30, 2016, the fund and other affiliated funds have entered into a syndicated line of credit agreement with Citibank, N.A. as the administrative agent that enables them to participate in a $1 billion unsecured committed line of credit. Excluding commitments designated for a certain fund and subject to the need of other affiliated funds, the fund can borrow up to an aggregate commitment amount of $750 million, subject to asset coverage and other limitations as specified in the agreement. A commitment fee payable at the end of each calendar quarter, based on the average daily unused portion of the line of credit, is charged to each participating fund based on a combination of fixed and asset based allocations and is reflected in Other expenses on the Statement of operations. Prior to June 30, 2016, the fund had a similar agreement that enabled it to participate in a $750 million unsecured committed line of credit. For the year ended March 31, 2017, the fund had no borrowings under either line of credit. Commitment fees for the year ended March 31, 2017, were $34,817.

Expenses. Within the John Hancock group of funds complex, expenses that are directly attributable to an individual fund are allocated to such fund. Expenses that are not readily attributable to a specific fund are allocated among all funds in an equitable manner, taking into consideration, among other things, the nature and type of expense and the fund's relative net assets. Expense estimates are accrued in the period to which they relate and adjustments are made when actual amounts are known.

Class allocations. Income, common expenses and realized and unrealized gains (losses) are determined at the fund level and allocated daily to each class of shares based on the net assets of the class. Class-specific expenses, such as distribution and service fees, if any, and transfer agent fees, for all classes, are calculated daily at the class level based on the net assets of each class and the specific expense rates applicable to each class.

Federal income taxes. The fund intends to continue to qualify as a regulated investment company by complying with the applicable provisions of the Internal Revenue Code and will not be subject to federal income tax on taxable income that is distributed to shareholders. Therefore, no federal income tax provision is required.

As of March 31, 2017, the fund had a capital loss carryforward of $41,180,583 which expired unused because of limitation of its use under tax rules. This capital loss carryforward was acquired on July 10, 2009, in a merger with John Hancock Classic Value Fund II.

As of March 31, 2017, the fund had no uncertain tax positions that would require financial statement recognition, derecognition or disclosure. The fund's federal tax returns are subject to examination by the Internal Revenue Service for a period of three years.

Distribution of income and gains. Distributions to shareholders from net investment income and net realized gains, if any, are recorded on the ex-date. The fund generally declares and pays dividends and capital gain distributions, if any, annually.

The tax character of distributions for the years ended March 31, 2017 and 2016 was as follows:

	March 31, 2017	March 31, 2016
Ordinary Income	$168,536,905	$194,725,548
Long-Term Capital Gain	—	431,113,872
Total	$168,536,905	$625,839,420

Distributions paid by the fund with respect to each class of shares are calculated in the same manner, at the same time and in the same amount, except for the effect of class level expenses that may be applied differently to each class. As of March 31, 2017, the components of distributable earnings on a tax basis consisted of $27,495,582 of undistributed ordinary income and $139,042,709 of undistributed long-term capital gains.

ANNUAL REPORT   |   JOHN HANCOCK DISCIPLINED VALUE FUND       34

Such distributions and distributable earnings, on a tax basis, are determined in conformity with income tax regulations, which may differ from US GAAP. Distributions in excess of tax basis earnings and profits, if any, are reported in the fund's financial statements as a return of capital.

Capital accounts within the financial statements are adjusted for permanent book-tax differences. These adjustments have no impact on net assets or the results of operations. Temporary book-tax differences, if any, will reverse in a subsequent period. Book-tax differences are primarily attributable to expiration of capital loss carryforwards and wash sale loss deferrals.

Note 3 — Guarantees and indemnifications

Under the Trust's organizational documents, its Officers and Trustees are indemnified against certain liabilities arising out of the performance of their duties to the Trust, including the fund. Additionally, in the normal course of business, the fund enters into contracts with service providers that contain general indemnification clauses. The fund's maximum exposure under these arrangements is unknown, as this would involve future claims that may be made against the fund that have not yet occurred. The risk of material loss from such claims is considered remote.

Note 4 — Fees and transactions with affiliates

John Hancock Advisers, LLC (the Advisor) serves as investment advisor for the fund. John Hancock Funds, LLC (the Distributor), an affiliate of the Advisor, serves as principal underwriter of the fund. The Advisor and the Distributor are indirect, wholly owned subsidiaries of Manulife Financial Corporation (MFC).

Management fee. The fund has an investment management agreement with the Advisor under which the fund pays a daily management fee to the Advisor equivalent on an annual basis to the sum of: (a) 0.750% of the first $500 million of the fund's average daily net assets; (b) 0.725% of the next $500 million of the fund's average daily net assets; (c) 0.700% of the next $500 million of the fund's average daily net assets; (d) 0.675% of the next $1 billion of the fund's average daily net assets; (e) 0.650% of the next $10 billion of the fund's average daily net assets; and (f) 0.625% of the fund's average daily net assets in excess of $12.5 billion. The Advisor has a subadvisory agreement with Boston Partners, a division of Robeco Investment Management, Inc. The fund is not responsible for payment of subadvisory fees.

The Advisor has contractually agreed to waive a portion of its management fee and/or reimburse expenses for certain funds of the John Hancock funds complex, including the fund (the participating portfolios). This waiver is based upon aggregate net assets of all the participating portfolios. The amount of the reimbursement is calculated daily and allocated among all the participating portfolios in proportion to the daily net assets of each fund. During the year ended March 31, 2017, the waiver amounted to 0.01% of the fund's average net assets. This arrangement may be amended or terminated at any time by the Advisor upon notice to the fund and with the approval of the Board of Trustees.

The Advisor has contractually agreed to waive all or a portion of its management fee and/or reimburse or pay operating expenses of the fund to the extent necessary to maintain the fund's total operating expenses at 0.85% for Class I2 shares, excluding certain expenses such as taxes, brokerage commissions, interest expense, litigation and indemnification expenses and other extraordinary expenses not incurred in the ordinary course of the fund's business, acquired fund fees and short dividend expense. The expense limitation expires on June 30, 2017, unless renewed by mutual agreement of the fund and the Advisor based upon a determination that this is appropriate under the circumstances at the time.

The Advisor has contractually agreed to waive and/or reimburse all class specific expenses for Class R6 shares of the fund to the extent they exceed 0.00% of average net assets. The expense limitation expires on June 30, 2017, unless renewed by mutual agreement of the fund and the advisor based upon a determination that this is appropriate under the circumstances at the time.

For the year ended March 31, 2017, these expense reductions amounted to the following:

Class	Expense reduction	Class	Expense reduction
Class A	$150,444	Class R3	$2,078
Class B	1,009	Class R4	21,297

ANNUAL REPORT   |   JOHN HANCOCK DISCIPLINED VALUE FUND       35

Class	Expense reduction	Class	Expense reduction
Class C	22,575	Class R5	20,463
Class I	555,932	Class R6	592,367
Class I2	3,740	Class NAV	68,777
Class R1	2,036	Total	$1,451,129
Class R2	10,411

Expenses waived or reimbursed in the current fiscal period are not subject to recapture in future fiscal periods.

The investment management fees, including the impact of the waivers and reimbursements as described above, incurred for the year ended March 31, 2017 were equivalent to a net annual effective rate of 0.65% of the fund's average daily net assets.

Accounting and legal services. Pursuant to a service agreement, the fund reimburses the Advisor for all expenses associated with providing the administrative, financial, legal, accounting and recordkeeping services to the fund, including the preparation of all tax returns, periodic reports to shareholders and regulatory reports, among other services. These expenses are allocated to each share class based on its relative net assets at the time the expense was incurred. These accounting and legal services fees incurred for the year ended March 31, 2017 amounted to an annual rate of 0.01% of the fund's average daily net assets.

Distribution and service plans. The fund has a distribution agreement with the Distributor. The fund has adopted distribution and service plans with respect to Class A, Class B,Class C, Class R1, Class R2, Class R3 and Class R4 pursuant to Rule 12b-1 under the 1940 Act, to pay the Distributor for services provided as the distributor of shares of the fund. In addition, under a service plan for Class R1, Class R2, Class R3, Class R4 and Class R5, the fund pays for certain other services. The fund may pay up to the following contractual rates of distribution and service fees under these arrangements, expressed as an annual percentage of average daily net assets for each class of the fund's shares.

Class	Rule 12b-1 fee	Service fee	Class	Rule 12b-1 fee	Service fee
Class A	0.30%	—	Class R2	0.25%	0.25%
Class B	1.00%	—	Class R3	0.50%	0.15%
Class C	1.00%	—	Class R4	0.25%	0.10%
Class R1	0.50%	0.25%	Class R5	—	0.05%

Class A shares are currently charged 0.25% for Rule 12b-1 fees.

The fund's Distributor has contractually agreed to waive 0.10% of Rule12b-1 fees for Class R4 shares. The current waiver agreement expires on June 30, 2017, unless renewed by mutual agreement of the fund and the Distributor based upon a determination that this is appropriate under the circumstances at the time. This contractual waiver amounted to $280,837 for Class R4 shares for the year ended March 31, 2017.

Sales charges. Class A shares are assessed up-front sales charges, which resulted in payments to the Distributor amounting to $3,030,641 for the year ended March 31, 2017. Of this amount, $502,270 was retained and used for printing prospectuses, advertising, sales literature and other purposes, $2,515,141 was paid as sales commissions to broker-dealers and $13,230 was paid as sales commissions to sales personnel of Signator Investors, Inc., a broker-dealer affiliate of the Advisor.

Class A, Class B and Class C shares may be subject to contingent deferred sales charges (CDSCs). Certain Class A shares that are acquired through purchases of $1 million or more and are redeemed within one year of purchase are subject to a 1.00% sales charge. Class B shares that are redeemed within six years of purchase are subject to CDSCs, at declining rates, beginning at 5.00%. Class C shares that are redeemed within one year of purchase are subject to a 1.00% CDSC. CDSCs are applied to the lesser of the current market value at the time of redemption or the original purchase cost of the shares being redeemed. Proceeds from CDSCs are used to compensate the Distributor for providing distribution-related services in

ANNUAL REPORT   |   JOHN HANCOCK DISCIPLINED VALUE FUND       36

connection with the sale of these shares. During the year ended March 31, 2017, CDSCs received by the Distributor amounted to $6,716, $14,903 and $44,382 for Class A, Class B and Class C shares, respectively.

Transfer agent fees. The fund has a transfer agent agreement with John Hancock Signature Services, Inc. (Signature Services), an affiliate of the Advisor. The transfer agent fees paid to Signature Services are determined based on the cost to Signature Services (Signature Services Cost) of providing recordkeeping services. It also includes out-of-pocket expenses, including payments made to third-parties for recordkeeping services provided to their clients who invest in one or more John Hancock funds. In addition, Signature Services Cost may be reduced by certain fees that Signature Services receives in connection with retirement and small accounts. Signature Services Cost is calculated monthly and allocated, as applicable, to five categories of share classes: Retail Share and Institutional Share Classes of Non-Municipal Bond Funds, Class R6 Shares, Retirement Share Classes and Municipal Bond Share Classes. Within each of these categories, the applicable costs are allocated to the affected John Hancock affiliated funds and/or classes, based on the relative average daily net assets.

Class level expenses. Class level expenses for the year ended March 31, 2017 were:

Class	Distribution and service fees	Transfer agent fees
Class A	$4,980,998	$2,452,399
Class B	133,170	16,392
Class C	2,979,852	366,786
Class I	—	8,208,764
Class I2	—	55,215
Class R1	201,442	4,411
Class R2	684,892	22,563
Class R3	177,125	4,527
Class R4	982,169	46,137
Class R5	129,328	44,731
Class R6	—	404,329
Total	$10,268,976	$11,626,254

Trustee expenses. The fund compensates each Trustee who is not an employee of the Advisor or its affiliates. The costs of paying Trustee compensation and expenses are allocated to each fund based on its net assets relative to other funds within the John Hancock group of funds complex.

Interfund lending program Pursuant to an Exemptive Order issued by the SEC, the fund, along with certain other funds advised by the Advisor or its affiliates, may participate in an interfund lending program. This program provides an alternative credit facility allowing the funds to borrow from, or lend money to, other participating affiliated funds. At period end, no interfund loans were outstanding. Interest expense is included in Other expenses and interest income is included in Interest on the Statement of operations. The fund's activity in this program during the period for which loans were outstanding was as follows:

Borrower or lender	Weighted average loan balance	Days outstanding	Weighted average interest rate	Interest income (expense)
Borrower	$161,661,868	5	0.715%	($16,054)
Lender	$63,553,512	2	0.731%	$2,579

ANNUAL REPORT   |   JOHN HANCOCK DISCIPLINED VALUE FUND       37

Note 5 — Fund share transactions

Transactions in fund shares for the years ended March 31, 2017 and 2016 were as follows:

		Year ended 3-31-17		Year ended 3-31-16
	Shares	Amount	Shares	Amount
Class A shares
Sold	20,539,114	$388,446,807	44,301,255	$815,798,359
Distributions reinvested	802,052	16,169,365	6,158,076	110,599,044
Repurchased	(86,000,334)	(1,631,815,250)	(54,962,551)	(993,920,242)
Net decrease	(64,659,168)	($1,227,199,078)	(4,503,220)	($67,522,839)
Class B shares
Sold	53,502	$983,572	59,738	$1,047,300
Distributions reinvested	1,954	37,205	30,922	525,357
Repurchased	(262,674)	(4,703,935)	(256,680)	(4,503,364)
Net decrease	(207,218)	($3,683,158)	(166,020)	($2,930,707)
Class C shares
Sold	2,294,799	$41,457,536	5,528,820	$97,427,585
Distributions reinvested	40,366	770,594	569,548	9,699,400
Repurchased	(5,884,477)	(105,397,298)	(3,996,905)	(69,093,915)
Net increase (decrease)	(3,549,312)	($63,169,168)	2,101,463	$38,033,070
Class I shares
Sold	144,377,699	$2,676,144,389	190,491,019	$3,407,661,480
Distributions reinvested	3,746,922	73,327,256	16,212,130	282,739,548
Repurchased	(166,091,633)	(3,115,519,988)	(185,473,837)	(3,207,447,590)
Net increase (decrease)	(17,967,012)	($366,048,343)	21,229,312	$482,953,438
Class I2 shares
Sold	132,018	$2,457,900	307,430	$5,381,768
Distributions reinvested	31,696	620,294	168,625	2,940,817
Repurchased	(368,108)	(6,547,472)	(2,314,009)	(39,718,862)
Net decrease	(204,394)	($3,469,278)	(1,837,954)	($31,396,277)
Class R1 shares
Sold	392,546	$7,252,549	833,092	$15,071,611
Distributions reinvested	5,244	102,673	37,411	653,189
Repurchased	(581,190)	(10,847,710)	(485,576)	(8,813,049)
Net increase (decrease)	(183,400)	($3,492,488)	384,927	$6,911,751
Class R2 shares
Sold	1,364,536	$25,299,713	3,045,759	$54,867,155
Distributions reinvested	46,808	916,021	251,595	4,390,340
Repurchased	(2,602,693)	(48,478,299)	(1,707,876)	(30,900,304)
Net increase (decrease)	(1,191,349)	($22,262,565)	1,589,478	$28,357,191
Class R3 shares
Sold	372,780	$6,931,485	717,928	$12,779,175
Distributions reinvested	9,224	180,427	68,397	1,193,531
Repurchased	(1,024,533)	(19,234,010)	(503,038)	(9,017,120)
Net increase (decrease)	(642,529)	($12,122,098)	283,287	$4,955,586

ANNUAL REPORT   |   JOHN HANCOCK DISCIPLINED VALUE FUND       38

		Year ended 3-31-17		Year ended 3-31-16
	Shares	Amount	Shares	Amount
Class R4 shares
Sold	2,587,790	$47,469,756	6,987,432	$128,107,381
Distributions reinvested	156,717	3,068,524	664,878	11,602,118
Repurchased	(4,194,749)	(77,959,405)	(4,055,369)	(73,641,619)
Net increase (decrease)	(1,450,242)	($27,421,125)	3,596,941	$66,067,880
Class R5 shares
Sold	3,586,479	$65,382,957	6,518,206	$118,337,460
Distributions reinvested	199,923	3,916,493	1,028,324	17,954,523
Repurchased	(9,858,738)	(189,143,056)	(11,368,179)	(189,153,298)
Net decrease	(6,072,336)	($119,843,606)	(3,821,649)	($52,861,315)
Class R6 shares
Sold	59,716,606	$1,122,362,824	51,954,451	$924,773,229
Distributions reinvested	1,819,568	35,627,141	4,781,990	83,445,718
Repurchased	(26,759,489)	(498,284,467)	(15,027,396)	(268,907,175)
Net increase	34,776,685	$659,705,498	41,709,045	$739,311,772
Class NAV shares
Sold	22,946,485	$438,822,065	3,426,415	$60,770,799
Distributions reinvested	692,902	13,573,944	2,007,793	35,056,068
Repurchased	(5,578,239)	(105,240,728)	(6,282,156)	(117,018,680)
Net increase (decrease)	18,061,148	$347,155,281	(847,948)	($21,191,813)
Total net increase (decrease)	(43,289,127)	($841,850,128)	59,717,662	$1,190,687,737

Affiliates of the fund owned 100% of shares of the fund of Class NAV on March 31, 2017. Such concentration of shareholders' capital could have a material effect on the fund if such shareholders redeem from the fund.

Note 6 — Purchase and sale of securities

Purchases and sales of securities, other than short-term investments, amounted to $8,746,873,406 and $9,462,677,557, respectively, for the year ended March 31, 2017.

Note 7 — Investment by affiliated funds

Certain investors in the fund are affiliated funds that are managed by the Advisor and its affiliates. The affiliated funds do not invest in the fund for the purpose of exercising management or control; however, this investment may represent a significant portion of the fund's net assets. At March 31, 2017, funds within the John Hancock group of funds complex held 7.6% of the fund's net assets.

Note 8 — Interfund trading

The fund is permitted to purchase or sell securities from or to certain other affiliated funds, as set forth in Rule 17a-7 of the 1940 Act, under specified conditions outlined in procedures adopted by the Board of Trustees of the Trust. The procedures have been designed to ensure that any purchase or sale of securities by the fund from or to another fund that is or could be considered an affiliate complies with Rule 17a-7 of the 1940 Act. Further, as defined under the procedures, each transaction is effected at the current market price. Pursuant to these procedures, for the year ended March 31, 2017, the fund engaged in sales amounting to $46,745,093.

ANNUAL REPORT   |   JOHN HANCOCK DISCIPLINED VALUE FUND       39

Note 9 — New rule issuance

In October 2016, the SEC issued Final Rule Release No.33-10231, Investment Company Reporting Modernization (the Release). The Release calls for the adoption of new rules and forms as well as amendments to its rules and forms to modernize the reporting and disclosure of information by registered investment companies. The SEC is adopting amendments to Regulation S-X, which will require standardized, enhanced disclosure about derivatives in investment company financial statements, as well as other amendments. The updates to Regulation S-X are effective August 1, 2017 and may result in additional disclosure relating to the presentation of derivatives and certain other financial instruments. These updates will have no impact on the fund's net assets or results of operations.

ANNUAL REPORT   |   JOHN HANCOCK DISCIPLINED VALUE FUND       40

AUDITOR'S REPORT

Report of Independent Registered Public Accounting Firm

To the Board of Trustees of John Hancock Funds III and Shareholders of John Hancock Disciplined Value Fund:

In our opinion, the accompanying statement of assets and liabilities, including the fund's investments, and the related statements of operations and of changes in net assets and the financial highlights present fairly, in all material respects, the financial position of the John Hancock Disciplined Value Fund (the "Fund") as of March 31, 2017, the results of its operations for the year then ended, the changes in its net assets for each of the two years in the period then ended and the financial highlights for each of the five years in the period then ended, in conformity with accounting principles generally accepted in the United States of America. These financial statements and financial highlights (hereafter referred to as "financial statements") are the responsibility of the Fund's management. Our responsibility is to express an opinion on these financial statements based on our audits. We conducted our audits of these financial statements in accordance with the standards of the Public Company Accounting Oversight Board (United States). Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements are free of material misstatement. An audit includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements, assessing the accounting principles used and significant estimates made by management, and evaluating the overall financial statement presentation. We believe that our audits, which included confirmation of securities as of March 31, 2017 by correspondence with the custodian, brokers, and transfer agent, and the application of alternative auditing procedures where securities purchased confirmations had not been received, provide a reasonable basis for our opinion.

PricewaterhouseCoopers LLP

Boston, Massachusetts

May 16, 2017

ANNUAL REPORT   |   JOHN HANCOCK DISCIPLINED VALUE FUND       41

TAX INFORMATION

Unaudited

For federal income tax purposes, the following information is furnished with respect to the distributions of the fund, if any, paid during its taxable year ended March 31, 2017.

The fund reports the maximum amount allowable of its net taxable income as eligible for the corporate dividends-received deduction.

The fund reports the maximum amount allowable of its net taxable income as qualified dividend income as provided in the Jobs and Growth Tax Relief Reconciliation Act of 2003.

Eligible shareholders will be mailed a 2017 Form 1099-DIV in early 2018. This will reflect the tax character of all distributions paid in calendar year 2017.

Please consult a tax advisor regarding the tax consequences of your investment in the fund.

ANNUAL REPORT   |   JOHN HANCOCK DISCIPLINED VALUE FUND       42

Trustees and Officers

This chart provides information about the Trustees and Officers who oversee your John Hancock fund. Officers elected by the Trustees manage the day-to-day operations of the fund and execute policies formulated by the Trustees.

Independent Trustees

Name, year of birth Position(s) held with Trust Principal occupation(s) and other directorships during past 5 years	Trustee of the Trust since[1]	Number of John Hancock funds overseen by Trustee
Hassell H. McClellan, Born: 1945	2012	228
Trustee and Chairperson of the Board
Director/Trustee, Virtus Funds (since 2008); Director, The Barnes Group (since 2010); Associate Professor, The Wallace E. Carroll School of Management, Boston College (retired 2013). Trustee (since 2014) and Chairperson of the Board (since 2017), John Hancock Collateral Trust; Trustee (since 2015) and Chairperson of the Board (since 2017), John Hancock Exchange-Traded Fund Trust; Trustee (since 2012) and Chairperson of the Board (since 2017), John Hancock retail funds[3]; Trustee (2005-2006 and since 2012) and Chairperson of the Board (since 2017), John Hancock Funds III; Trustee (since 2005) and Chairperson of the Board (since 2017), John Hancock Variable Insurance Trust and John Hancock Funds II.

Charles L. Bardelis,[2] Born: 1941	2012	228
Trustee
Director, Island Commuter Corp. (marine transport). Trustee, John Hancock Collateral Trust (since 2014), Trustee, John Hancock Exchange-Traded Fund Trust (since 2015); Trustee, John Hancock retail funds[3] (since 2012); Trustee, John Hancock Funds III (2005-2006 and since 2012); Trustee, John Hancock Variable Insurance Trust (since 1988); Trustee, John Hancock Funds II (since 2005).

Peter S. Burgess,[2] Born: 1942	2012	228
Trustee
Consultant (financial, accounting, and auditing matters) (since 1999); Certified Public Accountant; Partner, Arthur Andersen (independent public accounting firm) (prior to 1999); Director, Lincoln Educational Services Corporation (since 2004); Director, Symetra Financial Corporation (2010-2016); Director, PMA Capital Corporation (2004-2010). Trustee, John Hancock Collateral Trust (since 2014); Trustee, John Hancock Exchange-Traded Fund Trust (since 2015); Trustee, John Hancock retail funds[3] (since 2012); Trustee, John Hancock Funds III (2005-2006 and since 2012); Trustee, John Hancock Variable Insurance Trust and John Hancock Funds II (since 2005).

William H. Cunningham, Born: 1944	2006	228
Trustee
Professor, University of Texas, Austin, Texas (since 1971); former Chancellor, University of Texas System and former President of the University of Texas, Austin, Texas; Chairman (since 2009) and Director (since 2006), Lincoln National Corporation (insurance); Director, Southwest Airlines (since 2000); former Director, LIN Television (2009-2014). Trustee, John Hancock retail funds[3] (since 1986); Trustee, John Hancock Variable Insurance Trust (since 2012); Trustee, John Hancock Funds II (2005-2006 and since 2012); Trustee, John Hancock Collateral Trust (since 2014); Trustee, John Hancock Exchange-Traded Fund Trust (since 2015).

Grace K. Fey, Born: 1946	2012	228
Trustee
Chief Executive Officer, Grace Fey Advisors (since 2007); Director and Executive Vice President, Frontier Capital Management Company (1988-2007); Director, Fiduciary Trust (since 2009). Trustee, John Hancock Collateral Trust (since 2014); Trustee, John Hancock Exchange-Traded Fund Trust (since 2015); Trustee, John Hancock retail funds[3] (since 2012); Trustee, John Hancock Variable Insurance Trust and John Hancock Funds II (since 2008).

ANNUAL REPORT   |   JOHN HANCOCK DISCIPLINED VALUE FUND       43

Independent Trustees (continued)

Name, year of birth Position(s) held with Trust Principal occupation(s) and other directorships during past 5 years	Trustee of the Trust since[1]	Number of John Hancock funds overseen by Trustee
Theron S. Hoffman,[2] Born: 1947	2012	228
Trustee
Chief Executive Officer, T. Hoffman Associates, LLC (consulting firm) (since 2003); Director, The Todd Organization (consulting firm) (2003-2010); President, Westport Resources Management (investment management consulting firm) (2006-2008); Senior Managing Director, Partner, and Operating Head, Putnam Investments (2000-2003); Executive Vice President, The Thomson Corp. (financial and legal information publishing) (1997-2000). Trustee, John Hancock Collateral Trust (since 2014); Trustee, John Hancock Exchange-Traded Fund Trust (since 2015); Trustee, John Hancock retail funds[3] (since 2012); Trustee, John Hancock Variable Insurance Trust and John Hancock Funds II (since 2008).

Deborah C. Jackson, Born: 1952	2008	228
Trustee
President, Cambridge College, Cambridge, Massachusetts (since 2011); Board of Directors, National Association of Corporate Directors/New England (since 2015); Board of Directors, Association of Independent Colleges and Universities of Massachusetts, (since 2014); Chief Executive Officer, American Red Cross of Massachusetts Bay (2002-2011); Board of Directors of Eastern Bank Corporation (since 2001); Board of Directors of Eastern Bank Charitable Foundation (since 2001); Board of Directors of American Student Assistance Corporation (1996-2009); Board of Directors of Boston Stock Exchange (2002-2008); Board of Directors of Harvard Pilgrim Healthcare (health benefits company) (2007-2011). Trustee, John Hancock retail funds[3] (since 2008); Trustee, John Hancock Variable Insurance Trust and John Hancock Funds II (since 2012); Trustee, John Hancock Collateral Trust (since 2014); and Trustee, John Hancock Exchange-Traded Fund Trust (since 2015).

James M. Oates, Born: 1946	2012	228

Trustee
Managing Director, Wydown Group (financial consulting firm) (since 1994); Chairman and Director, Emerson Investment Management, Inc. (2000-2015); Independent Chairman, Hudson Castle Group, Inc. (formerly IBEX Capital Markets, Inc.) (financial services company) (1997-2011); Director, Stifel Financial (since 1996); Director, Investor Financial Services Corporation (1995-2007); Director, Connecticut River Bancorp (1998-2014); Director/Trustee, Virtus Funds (since 1988). Trustee (since 2014) and Chairperson of the Board (2014-2016), John Hancock Collateral Trust; Trustee (since 2015) and Chairperson of the Board (2015-2016), John Hancock Exchange-Traded Fund Trust; Trustee (since 2012) and Chairperson of the Board (2012-2016), John Hancock retail funds[3]; Trustee (2005-2006 and since 2012) and Chairperson of the Board (2012-2016), John Hancock Funds III; Trustee (since 2004) and Chairperson of the Board (since 2005-2016), John Hancock Variable Insurance Trust; Trustee (since 2005) and Chairperson of the Board, John Hancock Funds II (2005-2016).

Steven R. Pruchansky, Born: 1944	2006	228
Trustee and Vice Chairperson of the Board
Chairman and Chief Executive Officer, Greenscapes of Southwest Florida, Inc. (since 2000); Director and President, Greenscapes of Southwest Florida, Inc. (until 2000); Member, Board of Advisors, First American Bank (until 2010); Managing Director, Jon James, LLC (real estate) (since 2000); Partner, Right Funding, LLC (since 2014); Director, First Signature Bank & Trust Company (until 1991); Director, Mast Realty Trust (until 1994); President, Maxwell Building Corp. (until 1991). Trustee (since 1992) and Chairperson of the Board (2011-2012), John Hancock retail funds[3]; Trustee and Vice Chairperson of the Board, John Hancock retail funds[3] John Hancock Variable Insurance Trust, and John Hancock Funds II (since 2012); Trustee and Vice Chairperson of the Board, John Hancock Collateral Trust (since 2014); Trustee and Vice Chairperson of the Board, John Hancock Exchange-Traded Fund Trust (since 2015).

ANNUAL REPORT   |   JOHN HANCOCK DISCIPLINED VALUE FUND       44

Independent Trustees (continued)

Name, year of birth Position(s) held with Trust Principal occupation(s) and other directorships during past 5 years	Trustee of the Trust since[1]	Number of John Hancock funds overseen by Trustee
Gregory A. Russo, Born: 1949	2008	228
Trustee
Director and Audit Committee Chairman (since 2012), and Member, Audit Committee and Finance Committee (since 2011), NCH Healthcare System, Inc. (holding company for multi-entity healthcare system); Director and Member (since 2012) and Finance Committee Chairman (since 2014), The Moorings, Inc. (nonprofit continuing care community); Vice Chairman, Risk & Regulatory Matters, KPMG LLP (KPMG) (2002-2006); Vice Chairman, Industrial Markets, KPMG (1998-2002); Chairman and Treasurer, Westchester County, New York, Chamber of Commerce (1986-1992); Director, Treasurer, and Chairman of Audit and Finance Committees, Putnam Hospital Center (1989-1995); Director and Chairman of Fundraising Campaign, United Way of Westchester and Putnam Counties, New York (1990-1995). Trustee, John Hancock retail funds[3] (since 2008); Trustee, John Hancock Variable Insurance Trust and John Hancock Funds II (since 2012); Trustee, John Hancock Collateral Trust (since 2014); Trustee, John Hancock Exchange-Traded Fund Trust (since 2015).

Non-Independent Trustees4

Name, year of birth Position(s) held with Trust Principal occupation(s) and other directorships during past 5 years	Trustee of the Trust since[1]	Number of John Hancock funds overseen by Trustee
James R. Boyle, Born: 1959	2015	228
Non-Independent Trustee
Chairman and Chief Executive Officer, Zillion Group, Inc. (formerly HealthFleet, Inc.) (healthcare) (since 2014); Executive Vice President and Chief Executive Officer, U.S. Life Insurance Division of Genworth Financial, Inc. (insurance) (January 2014-July 2014); Senior Executive Vice President, Manulife Financial Corporation, President and Chief Executive Officer, John Hancock (1999-2012); Chairman and Director, John Hancock Advisers, LLC, John Hancock Funds, LLC, and John Hancock Investment Management Services, LLC (2005-2010). Trustee, John Hancock Collateral Trust and John Hancock Exchange-Traded Fund Trust (since 2015); Trustee, John Hancock retail funds[3] (2005-2010; 2012-2014 and since 2015); Trustee, John Hancock Variable Insurance Trust and John Hancock Funds II (2005-2014 and since 2015).

Craig Bromley, Born: 1966	2012	228
Non-Independent Trustee
President, John Hancock Financial Service (since 2012); Senior Executive Vice President and General Manager, U.S. Division, Manulife Financial Corporation (since 2012); President and Chief Executive Officer, Manulife Insurance Company (Manulife Japan) (2005-2012, including prior positions). Trustee, John Hancock retail funds,[3] John Hancock Variable Insurance Trust, and John Hancock Funds II (since 2012); Trustee, John Hancock Collateral Trust (since 2014); Trustee, John Hancock Exchange-Traded Fund Trust (since 2015).

Warren A. Thomson, Born: 1955	2012	228
Non-Independent Trustee
Senior Executive Vice President and Chief Investment Officer, Manulife Financial Corporation and The Manufacturers Life Insurance Company (since 2009); Chairman, Manulife Asset Management (since 2001, including prior positions); Director and Chairman, Manulife Asset Management Limited (since 2006); Director and Chairman, Hancock Natural Resources Group, Inc. (since 2013). Trustee, John Hancock retail funds,[3] John Hancock Variable Insurance Trust, and John Hancock Funds II (since 2012); Trustee, John Hancock Collateral Trust (since 2014); Trustee, John Hancock Exchange-Traded Fund Trust (since 2015).

ANNUAL REPORT   |   JOHN HANCOCK DISCIPLINED VALUE FUND       45

Principal officers who are not Trustees

Name, year of birth Position(s) held with Trust Principal occupation(s) during past 5 years	Officer of the Trust since
Andrew G. Arnott, Born: 1971	2009
President
Senior Vice President, John Hancock Financial Services (since 2009); Director and Executive Vice President, John Hancock Advisers, LLC (since 2005, including prior positions); Director and Executive Vice President, John Hancock Investment Management Services, LLC (since 2006, including prior positions); President, John Hancock Funds, LLC (since 2004, including prior positions); President, John Hancock retail funds,[3] John Hancock Variable Insurance Trust, and John Hancock Funds II (since 2007, including prior positions); President, John Hancock Collateral Trust and John Hancock Exchange-Traded Fund Trust (since 2014).

John J. Danello, Born: 1955	2014
Senior Vice President, Secretary, and Chief Legal Officer
Vice President and Chief Counsel, John Hancock Wealth Management (since 2005); Senior Vice President (since 2007) and Chief Legal Counsel (2007-2010), John Hancock Funds, LLC and The Berkeley Financial Group, LLC; Senior Vice President (since 2006, including prior positions) and Chief Legal Officer and Secretary (since 2014), John Hancock retail funds,[3] John Hancock Funds II and John Hancock Variable Insurance Trust; Senior Vice President, Secretary and Chief Legal Officer, John Hancock Collateral Trust and John Hancock Exchange-Traded Fund Trust (since 2014); Vice President, John Hancock Life & Health Insurance Company (since 2009); Vice President, John Hancock Life Insurance Company (USA) and John Hancock Life Insurance Company of New York (since 2010); and Senior Vice President, Secretary and Chief Legal Counsel (2007-2014, including prior positions) of John Hancock Advisers, LLC and John Hancock Investment Management Services, LLC.

Francis V. Knox, Jr., Born: 1947	2006
Chief Compliance Officer
Vice President, John Hancock Financial Services (since 2005); Chief Compliance Officer, John Hancock retail funds,[3] John Hancock Variable Insurance Trust, John Hancock Funds II, John Hancock Advisers, LLC, and John Hancock Investment Management Services, LLC (since 2005); Chief Compliance Officer, John Hancock Collateral Trust and John Hancock Exchange-Traded Fund Trust (since 2014).

Charles A. Rizzo, Born: 1957	2007
Chief Financial Officer
Vice President, John Hancock Financial Services (since 2008); Senior Vice President, John Hancock Advisers, LLC and John Hancock Investment Management Services, LLC (since 2008); Chief Financial Officer, John Hancock retail funds,[3] John Hancock Variable Insurance Trust and John Hancock Funds II (since 2007); Chief Financial Officer, John Hancock Collateral Trust and John Hancock Exchange-Traded Fund Trust (since 2014).

Salvatore Schiavone, Born: 1965	2010
Treasurer
Assistant Vice President, John Hancock Financial Services (since 2007); Vice President, John Hancock Advisers, LLC and John Hancock Investment Management Services, LLC (since 2007); Treasurer, John Hancock retail funds[3] (since 2007, including prior positions); Treasurer, John Hancock Variable Insurance Trust and John Hancock Funds II (2007-2009 and since 2010, including prior positions); Treasurer, John Hancock Collateral Trust and John Hancock Exchange-Traded Fund Trust (since 2014).

The business address for all Trustees and Officers is 601 Congress Street, Boston, Massachusetts 02210-2805.

The Statement of Additional Information of the fund includes additional information about members of the Board of Trustees of the Trust and is available without charge, upon request, by calling 800-225-5291.

1	Each Trustee holds office until his or her successor is elected and qualified, or until the Trustee's death, retirement, resignation, or removal. Mr. Boyle has served as Trustee at various times prior to the date listed in the table.
2	Member of the Audit Committee.
3	"John Hancock retail funds" comprises John Hancock Funds III and 40 other John Hancock funds consisting of 30 series of other John Hancock trusts and 10 closed-end funds.
4	The Trustee is a Non-Independent Trustee due to current or former positions with the Advisor and certain affiliates.
ANNUAL REPORT   |   JOHN HANCOCK DISCIPLINED VALUE FUND       46

More information

Trustees

Hassell H. McClellan, Chairperson#
Steven R. Pruchansky, Vice Chairperson
Charles L. Bardelis*
James R. Boyle†
Craig Bromley†
Peter S. Burgess*
William H. Cunningham
Grace K. Fey
Theron S. Hoffman*
Deborah C. Jackson
James M. Oates
Gregory A. Russo
Warren A. Thomson†

Officers

Andrew G. Arnott
President

John J. Danello
Senior Vice President, Secretary,
and Chief Legal Officer

Francis V. Knox, Jr.
Chief Compliance Officer

Charles A. Rizzo
Chief Financial Officer

Salvatore Schiavone
Treasurer

Investment advisor

John Hancock Advisers, LLC

Subadvisor

Robeco Investment Management, Inc.

Principal distributor

John Hancock Funds, LLC

Custodian

State Street Bank and Trust Company

Transfer agent

John Hancock Signature Services, Inc.

Legal counsel

K&L Gates LLP

Independent registered public accounting firm

PricewaterehouseCoopers LLP

*Member of the Audit Committee
†Non-Independent Trustee
#Effective 1-1-17

The fund's proxy voting policies and procedures, as well as the fund proxy voting record for the most recent twelve-month period ended June 30, are available free of charge on the Securities and Exchange Commission (SEC) website at sec.gov or on our website.

The fund's complete list of portfolio holdings, for the first and third fiscal quarters, is filed with the SEC on Form N-Q. The fund's Form N-Q is available on our website and the SEC's website, sec.gov, and can be reviewed and copied (for a fee) at the SEC's Public Reference Room in Washington, DC. Call 800-SEC-0330 to receive information on the operation of the SEC's Public Reference Room.

We make this information on your fund, as well as monthly portfolio holdings, and other fund details available on our website at jhinvestments.com or by calling 800-225-5291.

You can also contact us:
800-225-5291 jhinvestments.com	Regular mail: John Hancock Signature Services, Inc. P.O. Box 55913 Boston, MA 02205-5913	Express mail: John Hancock Signature Services, Inc. Suite 55913 30 Dan Road Canton, MA 02021

ANNUAL REPORT   |   JOHN HANCOCK DISCIPLINED VALUE FUND       47

John Hancock family of funds

DOMESTIC EQUITY FUNDS

Balanced

Blue Chip Growth

Classic Value

Disciplined Value

Disciplined Value Mid Cap

Equity Income

Fundamental All Cap Core

Fundamental Large Cap Core

Fundamental Large Cap Value

New Opportunities

Small Cap Value

Small Company

Strategic Growth

U.S. Global Leaders Growth

U.S. Growth

Value Equity

GLOBAL AND INTERNATIONAL EQUITY FUNDS

Disciplined Value International

Emerging Markets

Emerging Markets Equity

Fundamental Global Franchise

Global Equity

Global Shareholder Yield

Greater China Opportunities

International Growth

International Small Company

International Value Equity

INCOME FUNDS

Bond

California Tax-Free Income

Emerging Markets Debt

Floating Rate Income

Global Income

Government Income

High Yield

High Yield Municipal Bond

Income

Investment Grade Bond

Money Market

Short Duration Credit Opportunities

Spectrum Income

Strategic Income Opportunities

Tax-Free Bond

ALTERNATIVE AND SPECIALTY FUNDS

Absolute Return Currency

Alternative Asset Allocation

Enduring Assets

Financial Industries

Global Absolute Return Strategies

Global Conservative Absolute Return

Global Focused Strategies

Natural Resources

Redwood

Regional Bank

Seaport

Technical Opportunities

A fund's investment objectives, risks, charges, and expenses should be considered carefully before investing. The prospectus contains this and other important information about the fund. To obtain a prospectus, contact your financial professional, call John Hancock Investments at 800-225-5291, or visit our website at jhinvestments.com. Please read the prospectus carefully before investing or sending money.

ASSET ALLOCATION

Income Allocation Fund

Multi-Index Lifetime Portfolios

Multi-Index Preservation Portfolios

Multimanager Lifestyle Portfolios

Multimanager Lifetime Portfolios

EXCHANGE-TRADED FUNDS

John Hancock Multifactor Consumer Discretionary ETF

John Hancock Multifactor Consumer Staples ETF

John Hancock Multifactor Developed International ETF

John Hancock Multifactor Energy ETF

John Hancock Multifactor Financials ETF

John Hancock Multifactor Healthcare ETF

John Hancock Multifactor Industrials ETF

John Hancock Multifactor Large Cap ETF

John Hancock Multifactor Materials ETF

John Hancock Multifactor Mid Cap ETF

John Hancock Multifactor Technology ETF

John Hancock Multifactor Utilities ETF

ENVIRONMENTAL, SOCIAL, AND GOVERNANCE FUNDS

ESG All Cap Core

ESG Core Bond

ESG International Equity

ESG Large Cap Core

CLOSED-END FUNDS

Financial Opportunities

Hedged Equity & Income

Income Securities Trust

Investors Trust

Preferred Income

Preferred Income II

Preferred Income III

Premium Dividend

Tax-Advantaged Dividend Income

Tax-Advantaged Global Shareholder Yield

John Hancock Multifactor ETF shares are bought and sold at market price (not NAV), and are not individually redeemed from the fund. Brokerage commissions will reduce returns.

John Hancock ETFs are distributed by Foreside Fund Services, LLC, and are subadvised by Dimensional Fund Advisors LP.
Foreside is not affiliated with John Hancock Funds, LLC or Dimensional Fund Advisors LP.

Dimensional Fund Advisors LP receives compensation from John Hancock in connection with licensing rights to the
John Hancock Dimensional indexes. Dimensional Fund Advisors LP does not sponsor, endorse, or sell, and makes no representation as to the advisability of investing in, John Hancock Multifactor ETFs.

John Hancock Investments

A trusted brand

John Hancock Investments is a premier asset manager representing one of
America's most trusted brands, with a heritage of financial stewardship dating back to 1862. Helping our shareholders pursue their financial goals is at the core of everything we do. It's why we support the role of professional financial advice and operate with the highest standards of conduct and integrity.

A better way to invest

We serve investors globally through a unique multimanager approach:
We search the world to find proven portfolio teams with specialized expertise for every strategy we offer, then we apply robust investment oversight to ensure they continue to meet our uncompromising standards and serve the best interests of our shareholders.

Results for investors

Our unique approach to asset management enables us to provide a diverse set of investments backed by some of the world's best managers, along with strong risk-adjusted returns across asset classes.

John Hancock Funds, LLC ■ Member FINRA, SIPC 601 Congress Street ■ Boston, MA 02210-2805 800-225-5291 ■ jhinvestments.com
This report is for the information of the shareholders of John Hancock Disciplined Value Fund. It is not authorized for distribution to prospective investors unless preceded or accompanied by a prospectus.
MF361881	340A 3/17 5/17

John Hancock

Small Company Fund

Annual report 3/31/17

A message to shareholders

Dear shareholder,

Financial markets are by their very nature unpredictable, but few market observers could have imagined the dramatic twists and turns that would come to characterize the latter half of 2016 and the beginning of 2017. Donald Trump's victory in the November U.S. presidential election sent both U.S. equity prices and bond yields sharply higher. Investors bid up the prices of riskier assets, believing that the new administration would pursue more pro-growth, market-friendly economic policies. While this may yet prove to be the case, change in policy has been slow to materialize and valuations in certain sectors and asset classes are now appearing somewhat stretched.

While we believe there are good reasons for economic optimism and that stocks may go on to extend their recent rally in the coming months, we encourage you to talk with your financial advisor, who can help ensure your portfolio is sufficiently diversified to meet your long-term objectives and to withstand the inevitable bumps along the way.

On behalf of everyone at John Hancock Investments, I'd like to take this opportunity to thank you for the continued trust you've placed in us.

Sincerely,

Andrew G. Arnott
President and Chief Executive Officer
John Hancock Investments

This commentary reflects the CEO's views, which are subject to change at any time. Investing involves risks, including the potential loss of principal. Diversification does not guarantee a profit or eliminate the risk of a loss. For more up-to-date information, please visit our website at jhinvestments.com.

John Hancock
Small Company Fund

2	Your fund at a glance
4	Discussion of fund performance
8	A look at performance
10	Your expenses
12	Fund's investments
16	Financial statements
19	Financial highlights
28	Notes to financial statements
35	Auditor's report
36	Trustees and Officers
40	More information

ANNUAL REPORT   |   JOHN HANCOCK SMALL COMPANY FUND       1

Your fund at a glance

INVESTMENT OBJECTIVE

The fund seeks maximum long-term total return.

AVERAGE ANNUAL TOTAL RETURNS AS OF 3/31/17 (%)

The Russell 2000 Index is an index that measures performance of the 2,000 smallest companies in the Russell 3000 Index.

It is not possible to invest directly in an index. Index figures do not reflect expenses or sales charges, which would result in lower returns.

Figures from Morningstar, Inc. include reinvested distributions and do not take into account sales charges. Actual load-adjusted performance is lower.

1	On 12-11-09, through a reorganization, the fund acquired all of the assets of the FMA Small Company Portfolio (the predecessor fund). On that date, the predecessor fund offered its Investor shares in exchange for Class A shares of John Hancock Small Company Fund, which were first offered on 12-14-09. Class A shares' returns shown above for periods prior to this date are those of the predecessor fund's Investor shares that have been recalculated to reflect the gross fees and expenses of Class A shares.

The past performance shown here reflects reinvested distributions and the beneficial effect of any expense reductions, and does not guarantee future results. Performance of the other share classes will vary based on the difference in the fees and expenses of those classes. Shares will fluctuate in value and, when redeemed, may be worth more or less than their original cost. Current month-end performance may be lower or higher than the performance cited, and can be found at jhinvestments.com or by calling 800-225-5291. For further information on the fund's objectives, risks, and strategy, see the fund's prospectus.

ANNUAL REPORT   |   JOHN HANCOCK SMALL COMPANY FUND       2

PERFORMANCE HIGHLIGHTS OVER THE LAST TWELVE MONTHS

Relative underperformance

The fund produced strong absolute performance in a favorable market environment but fell considerably short of its benchmark, the Russell 2000 Index.

Challenges early on

Most of the fund's underperformance came in the first half of the period, when investors were rewarding more cyclical and volatile stocks, neither of which we emphasize.

Stock picking challenges

Stock picking in industrials and materials, as well as a few companies in healthcare, energy, and financials hurt results, while security selection in consumer categories added value.

SECTOR COMPOSITION AS OF 3/31/17 (%)

A note about risks

The stock prices of small companies can change more frequently and dramatically than those of large companies. The value of a company's equity securities is subject to changes in the company's financial condition and overall market and economic conditions. Frequent trading may increase fund transaction costs. Sector investing is subject to greater risks than the market as a whole. Investments focused in one sector may fluctuate more than investments in a wider variety of sectors. Owning an exchange-traded fund generally reflects the risks of owning the underlying securities it is designed to track. Please see the fund's prospectus for additional risks.

ANNUAL REPORT   |   JOHN HANCOCK SMALL COMPANY FUND       3

Discussion of fund performance

An interview with Portfolio Manager Kathryn A. Vorisek, Mesirow Financial Investment Management, Inc.

Kathryn A. Vorisek
Portfolio Manager
Mesirow Financial

How did the fund perform during the 12 months ended March 31, 2017?

In a very strong market environment, the fund fared well in absolute terms; however, it fell short of its benchmark, the Russell 2000 Index. Most of the fund's underperformance came in the first half of the reporting period. Just a few weeks before this period began, investor sentiment had shifted dramatically to favor highly cyclical (economically sensitive) volatile stocks. Many were of lower-quality businesses that had earlier struggled but then significantly rallied once it became clear that monetary policymakers were willing to step in to boost global economic growth.

Given our management philosophy, we are not surprised by the performance shortfall this period. We prioritize higher-quality, less-volatile small-cap stocks, which lagged their counterparts with the opposite characteristics. By the second half of the period, when the small-cap rally turned broader based, the fund's performance relative to the benchmark significantly improved.

Also weighing on the fund's results this period was subpar stock picking, especially in the industrials and materials sectors, along with individual names in healthcare, energy, and financials. In contrast, the fund benefited from security selection in the consumer discretionary and consumer staples sectors.

Which individual stocks were among the biggest relative detractors?

One of the biggest individual detractors was Banc of California, Inc. Shares of the company fell sharply in October in response to news about potential corporate governance problems. We sold the stock late last year.

ANNUAL REPORT   |   JOHN HANCOCK SMALL COMPANY FUND       4

"By the second half of the period, when the small-cap rally turned broader based, the fund's performance relative to the benchmark significantly improved."

We encountered a similar situation with a company purchased early in the period, Commercial Metals Company, which makes steel bars (rebar) widely used in the construction industry. Unfortunately, portions of our holding period coincided with downturns in the stock price amid lower-than-expected rebar prices. At period end, we maintained the fund's stake in the company, in light of what we saw as its better future prospects for infrastructure spending.

Proto Labs, Inc., a provider of short-run custom production services, had previously done very well but ran into difficulties around the first half of the reporting period, as the company experienced a slowdown in its revenue growth and reported weaker-than-expected financial results. As our confidence in the stock's prospects diminished, we sold the fund's stake during the summer.

Meanwhile, in the healthcare sector, a position in drug manufacturer Impax Laboratories, Inc. hurt relative performance, as the company issued two consecutive disappointing quarterly financial reports. We ultimately sold the position, having lost confidence in Impax's ability to successfully address sales challenges associated with the company's key products.

TOP 10 HOLDINGS AS OF 3/31/17 (%)

Capitol Federal Financial, Inc.	1.9
Chemical Financial Corp.	1.7
IDACORP, Inc.	1.7
Nexstar Media Group, Inc.	1.6
Boyd Gaming Corp.	1.6
ALLETE, Inc.	1.5
Selective Insurance Group, Inc.	1.5
Barnes Group, Inc.	1.5
ITT, Inc.	1.5
STAG Industrial, Inc.	1.5
TOTAL	16.0
As a percentage of net assets.
Cash and cash equivalents are not included.

ANNUAL REPORT   |   JOHN HANCOCK SMALL COMPANY FUND       5

"... we gradually became more confident in the economy's fundamental improvement and thus increased the fund's exposure to economically sensitive stocks in the second half of the period."

Other notable detractors this period included Vista Outdoor, Inc., a maker of outdoor recreational equipment, and ExlService Holdings, Inc., an operations management and analytics company. We sold both holdings before the end of the period.

Which stocks contributed to relative performance?

The fund's top individual contributor this period was Nexstar Media Group, Inc. This television broadcaster and media company acquired Media General, Inc. during the period, and we believed the combination would add greatly to Nexstar's earnings over time. The stock also benefited from the market's postelection optimism, as investors saw the potential for greater industry deregulation boosting the company's growth prospects.

Another relative contributor was Central Garden & Pet Company, an operator of gardening and pet businesses, two areas of the retail industry that have been experiencing growth. Besides benefiting from a more favorable business backdrop, the company has a new management team, which has already made progress in improving the firm's operating margins. As of period end, we saw the potential for even more progress on that front, and this was a factor in our decision to continue holding the stock in the fund.

Also contributing to relative performance was Marriott Vacations Worldwide Corp., a leisure-oriented company that specializes in vacation ownership resorts, destination clubs, and vacation rentals. Marriott Vacations has benefited from healthy consumer spending trends for leisure travel and has also built sales centers in new markets. Both trends have helped boost the company's earnings and revenue growth and led to positive results for the stock this period.

What was your management approach during the period?

Regardless of the market backdrop, we follow a consistent management strategy, emphasizing high-quality small-cap companies with good earnings power. Applying this approach, we gradually

ANNUAL REPORT   |   JOHN HANCOCK SMALL COMPANY FUND       6

became more confident in the economy's fundamental improvement and thus increased the fund's exposure to economically sensitive stocks in the second half of the period.

By the period's final months, however, amid rising stock prices and valuations we found relatively high in light of the economy's underlying growth potential, we sought to manage the fund's allocation to certain sectors by trimming exposure to various economically sensitive stocks and categories that had grown to occupy a larger-than-desired portion of the fund.

How was the fund positioned at period end?

We believe the market backdrop appears to be better suited to our investment approach, which emphasizes individual stock selection rather than performance based on macroeconomic drivers or geopolitical events. We think a return to an environment that rewards research-based stock selection, as opposed to one in which most stocks are rising or falling together in response to market conditions, is a far better backdrop for our style of investing.

MANAGED BY

Kathryn A. Vorisek On the fund since 1996 Investing since 1984
Leo Harmon, CFA On the fund since 2003 Investing since 1993

The views expressed in this report are exclusively those of Kathryn A. Vorisek, Mesirow Financial Investment Management, Inc., and are subject to change. They are not meant as investment advice. Please note that the holdings discussed in this report may not have been held by the fund for the entire period. Portfolio composition is subject to review in accordance with the fund's investment strategy and may vary in the future. Current and future portfolio holdings are subject to risk.
ANNUAL REPORT   |   JOHN HANCOCK SMALL COMPANY FUND       7

A look at performance

TOTAL RETURNS FOR THE PERIOD ENDED MARCH 31, 2017

Average annual total returns (%) with maximum sales charge				Cumulative total returns (%) with maximum sales charge
	1-year	5-year	10-year	5-year	10-year
Class A1	12.60	9.56	5.78	57.88	75.42
Class I1,2	18.90	11.06	6.68	68.99	90.93
Class R1[1,2]	18.08	10.32	5.92	63.42	77.76
Class R2[1,2]	18.45	10.60	5.48	65.50	70.47
Class R3[1,2]	18.21	10.42	6.03	64.16	79.53
Class R4[1,2]	18.79	10.88	6.40	67.62	86.00
Class R5[1,2]	18.92	11.09	6.66	69.19	90.64
Class R6[1,2]	19.04	11.19	6.76	69.93	92.43
Class ADV[1,2]	18.65	10.82	6.34	67.16	84.94
Index†	26.22	12.35	7.12	79.03	98.94

Performance figures assume all distributions are reinvested. Figures reflect maximum sales charge on Class A shares of 5%. Sales charges are not applicable to Class I, Class R1, Class R2, Class R3, Class R4, Class R5, Class R6, and Class ADV shares.

The expense ratios of the fund, both net (including any fee waivers or expense limitations) and gross (excluding any fee waivers or expense limitations), are set forth according to the most recent publicly available prospectus for the fund and may differ from those disclosed in the Financial highlights tables in this report. Had the contractual fee waivers and expense limitations not been in place, gross expenses would apply. The expense ratios are as follows:

	Class A	Class I	Class R1	Class R2	Class R3	Class R4	Class R5	Class R6	Class ADV
Gross (%)	1.49	1.17	1.83	1.58	1.73	1.43	1.13	1.08	1.44
Net (%)	1.43	1.13	1.80	1.55	1.70	1.30	1.10	1.06	1.34

Please refer to the most recent prospectus and annual or semiannual report for more information on expenses and any expense limitation arrangements for each class.

The returns reflect past results and should not be considered indicative of future performance. The return and principal value of an investment will fluctuate so that shares, when redeemed, may be worth more or less than their original cost. Due to market volatility and other factors, the fund's current performance may be higher or lower than the performance shown. For current to the most recent month-end performance data, please call 800-225-5291 or visit the fund's website at jhinvestments.com.

The performance table above and the chart on the next page do not reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption of fund shares. The fund's performance results reflect any applicable fee waivers or expense reductions, without which the expenses would increase and results would have been less favorable.

†	Index is the Russell 2000 Index.

See the following page for footnotes.

ANNUAL REPORT   |   JOHN HANCOCK SMALL COMPANY FUND       8

This chart and table show what happened to a hypothetical $10,000 investment in John Hancock Small Company Fund for the share classes and periods indicated, assuming all distributions were reinvested. For comparison, we've shown the same investment in the Russell 2000 Index.

	Start date	With maximum sales charge ($)	Without sales charge ($)	Index ($)
Class I1,2	3-31-07	19,093	19,093	19,894
Class R1[1,2]	3-31-07	17,776	17,776	19,894
Class R2[1,2]	3-31-07	17,047	17,047	19,894
Class R3[1,2]	3-31-07	17,953	17,953	19,894
Class R4[1,2]	3-31-07	18,600	18,600	19,894
Class R5[1,2]	3-31-07	19,064	19,064	19,894
Class R6[1,2]	3-31-07	19,243	19,243	19,894
Class ADV[1,2]	3-31-07	18,494	18,494	19,894

The Russell 2000 Index is an index that measures performance of the 2,000 smallest companies in the Russell 3000 Index.

It is not possible to invest directly in an index. Index figures do not reflect expenses or sales charges, which would result in lower returns.

Footnotes related to performance pages

1	On 12-11-09, through a reorganization, the fund acquired all of the assets of FMA Small Company Portfolio (the predecessor fund). On that date, the predecessor fund offered its Investor shares in exchange for Class A shares and the Institutional shares in exchange for Class I shares of John Hancock Small Company Fund, which were first offered on 12-14-09. Class A, Class I, and Class ADV shares were first offered on 12-14-09. The returns of Class A, Class I, and Class ADV shares prior to this date are those of the predecessor fund's Investor shares that have been recalculated to apply the gross fees and expenses of Class A, Class I, and Class ADV shares, as applicable. Class R1, Class R3, Class R4, and Class R5 shares were first offered on 4-30-10; Class R2 shares were first offered on 3-1-12; Class R6 shares were first offered on 9-1-11. Returns prior to these dates are those of Class A shares recalculated to apply the gross fees and expenses of Class R1, Class R3, Class R4, Class R5, Class R2, and Class R6 shares, as applicable.
2	For certain types of investors, as described in the fund's prospectus.
ANNUAL REPORT   |   JOHN HANCOCK SMALL COMPANY FUND       9

Your expenses

These examples are intended to help you understand your ongoing operating expenses of investing in the fund so you can compare these costs with the ongoing costs of investing in other mutual funds.

Understanding fund expenses

As a shareholder of the fund, you incur two types of costs:

•	Transaction costs, which include sales charges (loads) on purchases or redemptions (varies by share class), minimum account fee charge, etc.
•	Ongoing operating expenses, including management fees, distribution and service fees (if applicable), and other fund expenses.

We are presenting only your ongoing operating expenses here.

Actual expenses/actual returns

The first line of each share class in the table on the following page is intended to provide information about the fund's actual ongoing operating expenses, and is based on the fund's actual return. It assumes an account value of $1,000.00 on October 1, 2016, with the same investment held until March 31, 2017.

Together with the value of your account, you may use this information to estimate the operating expenses that you paid over the period. Simply divide your account value at March 31, 2017, by $1,000.00, then multiply it by the "expenses paid" for your share class from the table. For example, for an account value of $8,600.00, the operating expenses should be calculated as follows:

Hypothetical example for comparison purposes

The second line of each share class in the table on the following page allows you to compare the fund's ongoing operating expenses with those of any other fund. It provides an example of the fund's hypothetical account values and hypothetical expenses based on each class's actual expense ratio and an assumed 5% annualized return before expenses (which is not the fund's actual return). It assumes an account value of $1,000.00 on October 1, 2016, with the same investment held until March 31, 2017. Look in any other fund shareholder report to find its hypothetical example and you will be able to compare these expenses. Please remember that these hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period.

Remember, these examples do not include any transaction costs, therefore, these examples will not help you to determine the relative total costs of owning different funds. If transaction costs were included, your expenses would have been higher. See the prospectus for details regarding transaction costs.

ANNUAL REPORT   |   JOHN HANCOCK SMALL COMPANY FUND       10

SHAREHOLDER EXPENSE EXAMPLE CHART

		Account value on 10-1-2016	Ending value on 3-31-2017	Expenses paid during period ended 3-31-2017[1]	Annualized expense ratio
Class A	Actual expenses/actual returns	$1,000.00	$1,131.30	$7.65	1.44%
	Hypothetical example for comparison purposes	1,000.00	1,017.80	7.24	1.44%
Class I	Actual expenses/actual returns	1,000.00	1,133.40	6.06	1.14%
	Hypothetical example for comparison purposes	1,000.00	1,019.20	5.74	1.14%
Class R1	Actual expenses/actual returns	1,000.00	1,129.50	9.56	1.80%
	Hypothetical example for comparison purposes	1,000.00	1,016.00	9.05	1.80%
Class R2	Actual expenses/actual returns	1,000.00	1,130.70	8.18	1.54%
	Hypothetical example for comparison purposes	1,000.00	1,017.30	7.75	1.54%
Class R3	Actual expenses/actual returns	1,000.00	1,129.70	8.97	1.69%
	Hypothetical example for comparison purposes	1,000.00	1,016.50	8.50	1.69%
Class R4	Actual expenses/actual returns	1,000.00	1,132.50	6.49	1.22%
	Hypothetical example for comparison purposes	1,000.00	1,018.80	6.14	1.22%
Class R5	Actual expenses/actual returns	1,000.00	1,133.20	5.85	1.10%
	Hypothetical example for comparison purposes	1,000.00	1,019.40	5.54	1.10%
Class R6	Actual expenses/actual returns	1,000.00	1,133.70	5.48	1.03%
	Hypothetical example for comparison purposes	1,000.00	1,019.80	5.19	1.03%
Class ADV	Actual expenses/actual returns	1,000.00	1,132.00	7.23	1.36%
	Hypothetical example for comparison purposes	1,000.00	1,018.20	6.84	1.36%

1	Expenses are equal to the fund's annualized expense ratio, multiplied by the average account value over the period, multiplied by 182/365 (to reflect the one-half year period).
ANNUAL REPORT   |   JOHN HANCOCK SMALL COMPANY FUND       11

Fund's investments

As of 3-31-17
	Shares	Value
Common stocks 96.0%		$326,931,326
(Cost $284,207,836)
Consumer discretionary 11.1%		37,663,800
Auto components 2.5%
Dana, Inc.	218,160	4,212,670
Visteon Corp. (I)	42,995	4,211,360
Diversified consumer services 1.1%
DeVry Education Group, Inc.	109,360	3,876,812
Hotels, restaurants and leisure 2.6%
Boyd Gaming Corp. (I)	241,315	5,311,343
Marriott Vacations Worldwide Corp.	34,315	3,429,098
Household durables 1.1%
Installed Building Products, Inc. (I)	68,985	3,638,959
Media 1.6%
Nexstar Media Group, Inc.	77,050	5,405,058
Specialty retail 1.0%
Party City Holdco, Inc. (I)	255,750	3,593,288
Textiles, apparel and luxury goods 1.2%
Wolverine World Wide, Inc.	159,600	3,985,212
Consumer staples 5.1%		17,410,199
Food and staples retailing 1.3%
Performance Food Group Company (I)	191,620	4,560,556
Food products 2.4%
B&G Foods, Inc.	86,322	3,474,461
Snyder's-Lance, Inc.	111,660	4,501,015
Household products 1.4%
Central Garden & Pet Company, Class A (I)	140,385	4,874,167
Energy 4.3%		14,751,999
Energy equipment and services 3.2%
Forum Energy Technologies, Inc. (I)	175,575	3,634,403
Oil States International, Inc. (I)	103,875	3,443,456
Patterson-UTI Energy, Inc.	164,010	3,980,523
Oil, gas and consumable fuels 1.1%
Callon Petroleum Company (I)	280,670	3,693,617
Financials 19.9%		67,818,851
Banks 11.7%
Ameris Bancorp	93,545	4,312,425
Chemical Financial Corp.	114,930	5,878,670
FNB Corp.	282,430	4,199,734

SEE NOTES TO FINANCIAL STATEMENTS
ANNUAL REPORT   |   JOHN HANCOCK SMALL COMPANY FUND       12

	Shares	Value
Financials (continued)
Banks (continued)
Great Western Bancorp, Inc.	104,760	$4,442,872
IBERIABANK Corp.	55,230	4,368,693
Independent Bank Group, Inc.	62,065	3,990,780
Old National Bancorp	261,450	4,536,158
Western Alliance Bancorp (I)	100,415	4,929,372
Wintrust Financial Corp.	47,355	3,273,178
Capital markets 1.0%
Legg Mason, Inc.	94,985	3,429,908
Insurance 5.3%
American Equity Investment Life Holding Company	159,395	3,766,504
Argo Group International Holdings, Ltd.	66,105	4,481,909
ProAssurance Corp.	79,530	4,791,683
Selective Insurance Group, Inc.	108,380	5,110,117
Thrifts and mortgage finance 1.9%
Capitol Federal Financial, Inc.	431,090	6,306,848
Health care 7.6%		25,806,238
Biotechnology 2.4%
Ligand Pharmaceuticals, Inc. (I)	39,460	4,176,446
MiMedx Group, Inc. (I)	408,005	3,888,288
Health care providers and services 1.3%
Acadia Healthcare Company, Inc. (I)	98,990	4,315,964
Health care technology 1.3%
Omnicell, Inc. (I)	113,130	4,598,735
Life sciences tools and services 1.4%
PRA Health Sciences, Inc. (I)	71,905	4,690,363
Pharmaceuticals 1.2%
Prestige Brands Holdings, Inc. (I)	74,450	4,136,442
Industrials 15.4%		52,483,443
Aerospace and defense 2.8%
Curtiss-Wright Corp.	50,905	4,645,590
Esterline Technologies Corp. (I)	56,523	4,863,804
Building products 1.0%
American Woodmark Corp. (I)	37,705	3,461,319
Commercial services and supplies 1.0%
MSA Safety, Inc.	47,935	3,388,525
Construction and engineering 1.1%
MasTec, Inc. (I)	90,750	3,634,538
Machinery 6.6%
Barnes Group, Inc.	98,935	5,079,323

SEE NOTES TO FINANCIAL STATEMENTS
ANNUAL REPORT   |   JOHN HANCOCK SMALL COMPANY FUND       13

	Shares	Value
Industrials (continued)
Machinery (continued)
Crane Company	56,645	$4,238,745
Franklin Electric Company, Inc.	83,850	3,609,743
ITT, Inc.	122,940	5,042,999
Kennametal, Inc.	116,280	4,561,664
Road and rail 0.9%
Swift Transportation Company (I)	152,040	3,122,902
Trading companies and distributors 2.0%
BMC Stock Holdings, Inc. (I)	152,445	3,445,257
MRC Global, Inc. (I)	184,890	3,389,034
Information technology 14.9%		50,819,685
Electronic equipment, instruments and components 6.8%
Anixter International, Inc. (I)	43,605	3,457,877
II-VI, Inc. (I)	131,395	4,736,790
Itron, Inc. (I)	52,955	3,214,369
Littelfuse, Inc.	21,705	3,470,847
Sanmina Corp. (I)	87,575	3,555,545
Tech Data Corp. (I)	51,970	4,879,983
Internet software and services 0.5%
The Trade Desk, Inc., Class A (I)	45,710	1,702,698
IT services 1.4%
Blackhawk Network Holdings, Inc. (I)	116,125	4,714,675
Semiconductors and semiconductor equipment 2.3%
Inphi Corp. (I)	94,805	4,628,380
MKS Instruments, Inc.	49,015	3,369,781
Software 2.5%
Bottomline Technologies (de), Inc. (I)	171,575	4,057,749
Nuance Communications, Inc. (I)	249,110	4,312,094
Technology hardware, storage and peripherals 1.4%
Diebold Nixdorf, Inc.	153,710	4,718,897
Materials 5.5%		18,626,860
Chemicals 3.3%
Ingevity Corp. (I)	70,175	4,270,149
Minerals Technologies, Inc.	46,585	3,568,411
Sensient Technologies Corp.	43,565	3,452,962
Containers and packaging 1.2%
Silgan Holdings, Inc.	69,993	4,154,784
Metals and mining 1.0%
Commercial Metals Company	166,260	3,180,554

SEE NOTES TO FINANCIAL STATEMENTS
ANNUAL REPORT   |   JOHN HANCOCK SMALL COMPANY FUND       14

			Shares	Value
Real estate 6.6%				$22,620,554
Equity real estate investment trusts 6.6%
	Brandywine Realty Trust		207,999	3,375,824
	CyrusOne, Inc.		87,770	4,517,522
	DiamondRock Hospitality Company		438,660	4,891,059
	Life Storage, Inc.		58,515	4,805,252
	STAG Industrial, Inc.		201,075	5,030,897
Utilities 5.6%				18,929,697
Electric utilities 4.3%
	ALLETE, Inc.		76,000	5,145,960
	IDACORP, Inc.		69,955	5,803,467
	PNM Resources, Inc.		96,135	3,556,995
Gas utilities 1.3%
	Spire, Inc.		65,530	4,423,275
Exchange-traded funds 0.4%				$1,360,365
(Cost $1,320,127)
	iShares Russell 2000 ETF		9,895	1,360,365
	Yield (%)		Shares	Value
Short-term investments 3.8%				$13,026,063
(Cost $13,026,063)
Money market funds 3.8%				13,026,063
State Street Institutional U.S. Government Money Market Fund, Premier Class	0.6179(Y	)	13,026,063	13,026,063
Total investments (Cost $298,554,026)† 100.2%				$341,317,754
Other assets and liabilities, net (0.2%)				($815,375)
Total net assets 100.0%				$340,502,379

The percentage shown for each investment category is the total value of the category as a percentage of the net assets of the fund.
Security Abbreviations and Legend
(I)	Non-income producing security.
(Y)	The rate shown is the annualized seven-day yield as of 3-31-17.
†	At 3-31-17, the aggregate cost of investment securities for federal income tax purposes was $299,005,818. Net unrealized appreciation aggregated to $42,311,936, of which $46,149,594 related to appreciated investment securities and $3,837,658 related to depreciated investment securities.

SEE NOTES TO FINANCIAL STATEMENTS
ANNUAL REPORT   |   JOHN HANCOCK SMALL COMPANY FUND       15

Financial statements

STATEMENT OF ASSETS AND LIABILITIES 3-31-17

Assets
Investments, at value (Cost $298,554,026)	$341,317,754
Receivable for fund shares sold	976,647
Dividends and interest receivable	340,124
Receivable due from advisor	436
Other receivables and prepaid expenses	87,068
Total assets	342,722,029
Liabilities
Payable for investments purchased	1,298,569
Payable for fund shares repurchased	802,388
Payable to affiliates
Accounting and legal services fees	7,298
Transfer agent fees	32,689
Distribution and service fees	688
Trustees' fees	240
Other liabilities and accrued expenses	77,778
Total liabilities	2,219,650
Net assets	$340,502,379
Net assets consist of
Paid-in capital	$280,684,411
Accumulated net investment loss	(207,673)
Accumulated net realized gain (loss) on investments	17,261,913
Net unrealized appreciation (depreciation) on investments	42,763,728
Net assets	$340,502,379

Net asset value per share
Based on net asset values and shares outstanding-the fund has an unlimited number of shares authorized with no par value
Class A ($243,350,730 ÷ 8,507,708 shares)[1]	$28.60
Class I ($89,622,846 ÷ 3,058,233 shares)	$29.31
Class R1 ($676,321 ÷ 24,309 shares)	$27.82
Class R2 ($925,676 ÷ 32,331 shares)	$28.63
Class R3 ($211,251 ÷ 7,534 shares)	$28.04
Class R4 ($104,354 ÷ 3,612 shares)	$28.89
Class R5 ($93,416 ÷ 3,183 shares)	$29.35
Class R6 ($5,451,480 ÷ 184,764 shares)	$29.51
Class ADV ($66,305 ÷ 2,301 shares)	$28.82
Maximum offering price per share
Class A (net asset value per share ÷ 95%)[2]	$30.11

1	Redemption price per share is equal to net asset value less any applicable contingent deferred sales charge.
2	On single retail sales of less than $50,000. On sales of $50,000 or more and on group sales the offering price is reduced.

SEE NOTES TO FINANCIAL STATEMENTS
ANNUAL REPORT   |   JOHN HANCOCK SMALL COMPANY FUND       16

STATEMENT OF OPERATIONS  For the year ended 3-31-17

Investment income
Dividends	$3,856,170
Interest	41,176
Total investment income	3,897,346
Expenses
Investment management fees	2,709,642
Distribution and service fees	710,308
Accounting and legal services fees	44,164
Transfer agent fees	356,572
Trustees' fees	5,313
State registration fees	180,029
Printing and postage	73,910
Professional fees	62,697
Custodian fees	17,383
Other	14,451
Total expenses	4,174,469
Less expense reductions	(69,450)
Net expenses	4,105,019
Net investment loss	(207,673)
Realized and unrealized gain (loss)
Net realized gain (loss) on
Investments	29,850,179
29,850,179
Change in net unrealized appreciation (depreciation) of
Investments	22,185,956
22,185,956
Net realized and unrealized gain	52,036,135
Increase in net assets from operations	$51,828,462

SEE NOTES TO FINANCIAL STATEMENTS
ANNUAL REPORT   |   JOHN HANCOCK SMALL COMPANY FUND       17

STATEMENTS OF CHANGES IN NET ASSETS

	Year ended 3-31-17	Year ended 3-31-16
Increase (decrease) in net assets
From operations
Net investment loss	($207,673)	($212,810)
Net realized gain (loss)	29,850,179	(1,844,412)
Change in net unrealized appreciation (depreciation)	22,185,956	(13,995,380)
Increase (decrease) in net assets resulting from operations	51,828,462	(16,052,602)
Distributions to shareholders
From net realized gain
Class A	—	(13,629,651)
Class I	—	(2,785,011)
Class R1	—	(52,347)
Class R2	—	(55,274)
Class R3	—	(19,705)
Class R4	—	(5,111)
Class R5	—	(5,405)
Class R6	—	(337,695)
Class ADV	—	(39,750)
Total distributions	—	(16,929,949)
From fund share transactions	27,815,145	66,902,529
Total increase	79,643,607	33,919,978
Net assets
Beginning of year	260,858,772	226,938,794
End of year	$340,502,379	$260,858,772
Accumulated net investment loss	($207,673)	—

SEE NOTES TO FINANCIAL STATEMENTS
ANNUAL REPORT   |   JOHN HANCOCK SMALL COMPANY FUND       18

Financial highlights

Class A Shares Period ended	3-31-17	3-31-16	3-31-15	3-31-14	3-31-13
Per share operating performance
Net asset value, beginning of period	$24.13	$27.75	$28.67	$24.10	$20.86
Net investment loss[1]	(0.04)	(0.04)	(0.05)	(0.13)	(0.07)
Net realized and unrealized gain (loss) on investments	4.51	(1.77)	1.87	5.23	3.31
Total from investment operations	4.47	(1.81)	1.82	5.10	3.24
Less distributions
From net realized gain	—	(1.81)	(2.74)	(0.53)	—
Net asset value, end of period	$28.60	$24.13	$27.75	$28.67	$24.10
Total return (%)[2,3]	18.52	(6.69)	7.28	21.26	15.53
Ratios and supplemental data
Net assets, end of period (in millions)	$243	$214	$180	$162	$120
Ratios (as a percentage of average net assets):
Expenses before reductions	1.45	1.46	1.43	1.47	1.54
Expenses including reductions	1.43	1.43	1.43	1.47	1.50
Net investment loss	(0.14)	(0.14)	(0.17)	(0.47)	(0.36)
Portfolio turnover (%)	123	108	79	85	97

1	Based on average daily shares outstanding.
2	Does not reflect the effect of sales charges, if any.
3	Total returns would have been lower had certain expenses not been reduced during the applicable periods.

SEE NOTES TO FINANCIAL STATEMENTS
ANNUAL REPORT   |   JOHN HANCOCK SMALL COMPANY FUND       19

Class I Shares Period ended	3-31-17	3-31-16	3-31-15	3-31-14	3-31-13
Per share operating performance
Net asset value, beginning of period	$24.65	$28.22	$29.02	$24.32	$20.96
Net investment income (loss)[1]	0.05	0.04	0.03	(0.04)	—	[2]
Net realized and unrealized gain (loss) on investments	4.61	(1.80)	1.91	5.27	3.36
Total from investment operations	4.66	(1.76)	1.94	5.23	3.36
Less distributions
From net realized gain	—	(1.81)	(2.74)	(0.53)	—
Net asset value, end of period	$29.31	$24.65	$28.22	$29.02	$24.32
Total return (%)[3]	18.90	(6.40)	7.61	21.61	16.03
Ratios and supplemental data
Net assets, end of period (in millions)	$90	$39	$43	$50	$49
Ratios (as a percentage of average net assets):
Expenses before reductions	1.15	1.15	1.14	1.15	1.18
Expenses including reductions	1.13	1.13	1.13	1.14	1.11
Net investment income (loss)	0.20	0.13	0.12	(0.15)	0.02
Portfolio turnover (%)	123	108	79	85	97

1	Based on average daily shares outstanding.
2	Less than $0.005 per share.
3	Total returns would have been lower had certain expenses not been reduced during the applicable periods.

SEE NOTES TO FINANCIAL STATEMENTS
ANNUAL REPORT   |   JOHN HANCOCK SMALL COMPANY FUND       20

Class R1 Shares Period ended	3-31-17	3-31-16	3-31-15	3-31-14	3-31-13
Per share operating performance
Net asset value, beginning of period	$23.56	$27.23	$28.29	$23.87	$20.71
Net investment loss[1]	(0.13)	(0.15)	(0.15)	(0.21)	(0.13)
Net realized and unrealized gain (loss) on investments	4.39	(1.71)	1.83	5.16	3.29
Total from investment operations	4.26	(1.86)	1.68	4.95	3.16
Less distributions
From net realized gain	—	(1.81)	(2.74)	(0.53)	—
Net asset value, end of period	$27.82	$23.56	$27.23	$28.29	$23.87
Total return (%)[2]	18.08	(7.01)	6.86	20.84	15.26
Ratios and supplemental data
Net assets, end of period (in millions)	$1	$1	$1	$1	$1
Ratios (as a percentage of average net assets):
Expenses before reductions	1.80	1.95	2.84	2.94	4.37
Expenses including reductions	1.79	1.80	1.80	1.80	1.80
Net investment loss	(0.52)	(0.56)	(0.55)	(0.82)	(0.60)
Portfolio turnover (%)	123	108	79	85	97

1	Based on average daily shares outstanding.
2	Total returns would have been lower had certain expenses not been reduced during the applicable periods.

SEE NOTES TO FINANCIAL STATEMENTS
ANNUAL REPORT   |   JOHN HANCOCK SMALL COMPANY FUND       21

Class R2 Shares Period ended	3-31-17	3-31-16	3-31-15	3-31-14	3-31-13
Per share operating performance
Net asset value, beginning of period	$24.17	$27.83	$28.77	$24.21	$20.96
Net investment loss[1]	(0.06)	(0.05)	(0.08)	(0.14)	(0.08)
Net realized and unrealized gain (loss) on investments	4.52	(1.80)	1.88	5.23	3.33
Total from investment operations	4.46	(1.85)	1.80	5.09	3.25
Less distributions
From net realized gain	—	(1.81)	(2.74)	(0.53)	—
Net asset value, end of period	$28.63	$24.17	$27.83	$28.77	$24.21
Total return (%)[2]	18.45	(6.82)	7.18	21.12	15.51
Ratios and supplemental data
Net assets, end of period (in millions)	$1	$1	$1	— [3]	— [3]
Ratios (as a percentage of average net assets):
Expenses before reductions	1.51	2.21	4.66	7.99	20.22
Expenses including reductions	1.50	1.55	1.55	1.55	1.55
Net investment loss	(0.22)	(0.20)	(0.29)	(0.54)	(0.39)
Portfolio turnover (%)	123	108	79	85	97

1	Based on average daily shares outstanding.
2	Total returns would have been lower had certain expenses not been reduced during the applicable periods.
3	Less than $500,000.

SEE NOTES TO FINANCIAL STATEMENTS
ANNUAL REPORT   |   JOHN HANCOCK SMALL COMPANY FUND       22

Class R3 Shares Period ended	3-31-17	3-31-16	3-31-15	3-31-14	3-31-13
Per share operating performance
Net asset value, beginning of period	$23.72	$27.38	$28.39	$23.94	$20.76
Net investment loss[1]	(0.10)	(0.11)	(0.12)	(0.19)	(0.12)
Net realized and unrealized gain (loss) on investments	4.42	(1.74)	1.85	5.17	3.30
Total from investment operations	4.32	(1.85)	1.73	4.98	3.18
Less distributions
From net realized gain	—	(1.81)	(2.74)	(0.53)	—
Net asset value, end of period	$28.04	$23.72	$27.38	$28.39	$23.94
Total return (%)[2]	18.21	(6.93)	7.02	20.90	15.32
Ratios and supplemental data
Net assets, end of period (in millions)	— [3]	— [3]	— [3]	— [3]	— [3]
Ratios (as a percentage of average net assets):
Expenses before reductions	1.69	2.54	9.06	10.89	5.15
Expenses including reductions	1.68	1.70	1.70	1.70	1.70
Net investment loss	(0.41)	(0.42)	(0.43)	(0.75)	(0.56)
Portfolio turnover (%)	123	108	79	85	97

1	Based on average daily shares outstanding.
2	Total returns would have been lower had certain expenses not been reduced during the applicable periods.
3	Less than $500,000.

SEE NOTES TO FINANCIAL STATEMENTS
ANNUAL REPORT   |   JOHN HANCOCK SMALL COMPANY FUND       23

Class R4 Shares Period ended	3-31-17		3-31-16	3-31-15	3-31-14	3-31-13
Per share operating performance
Net asset value, beginning of period	$24.32		$27.92	$28.79	$24.17	$20.87
Net investment income (loss)[1]	0.02		— [2]	(0.01)	(0.08)	(0.03)
Net realized and unrealized gain (loss) on investments	4.55		(1.79)	1.88	5.23	3.33
Total from investment operations	4.57		(1.79)	1.87	5.15	3.30
Less distributions
From net realized gain	—		(1.81)	(2.74)	(0.53)	—
Net asset value, end of period	$28.89		$24.32	$27.92	$28.79	$24.17
Total return (%)[3]	18.79		(6.58)	7.42	21.41	15.81
Ratios and supplemental data
Net assets, end of period (in millions)	—	[4]	— [4]	— [4]	— [4]	— [4]
Ratios (as a percentage of average net assets):
Expenses before reductions	1.32		4.26	19.97	18.99	18.82
Expenses including reductions	1.21		1.30	1.30	1.30	1.31
Net investment income (loss)	0.07		(0.01)	(0.05)	(0.31)	(0.17)
Portfolio turnover (%)	123		108	79	85	97

1	Based on average daily shares outstanding.
2	Less than $0.005 per share.
3	Total returns would have been lower had certain expenses not been reduced during the applicable periods.
4	Less than $500,000.

SEE NOTES TO FINANCIAL STATEMENTS
ANNUAL REPORT   |   JOHN HANCOCK SMALL COMPANY FUND       24

Class R5 Shares Period ended	3-31-17		3-31-16	3-31-15		3-31-14	3-31-13
Per share operating performance
Net asset value, beginning of period	$24.68		$28.24	$29.03		$24.32	$20.96
Net investment income (loss)[1]	0.05		0.03	0.04		(0.03)	0.01
Net realized and unrealized gain (loss) on investments	4.62		(1.78)	1.91		5.27	3.35
Total from investment operations	4.67		(1.75)	1.95		5.24	3.36
Less distributions
From net realized gain	—		(1.81)	(2.74)		(0.53)	—
Net asset value, end of period	$29.35		$24.68	$28.24		$29.03	$24.32
Total return (%)[2]	18.92		(6.36)	7.64		21.65	16.03
Ratios and supplemental data
Net assets, end of period (in millions)	—	[3]	— [3]	—	[3]	— [3]	—	[3]
Ratios (as a percentage of average net assets):
Expenses before reductions	1.10		2.53	5.61		6.05	7.78
Expenses including reductions	1.09		1.10	1.10		1.10	1.10
Net investment income	0.20		0.11	0.16		(0.11)	0.05
Portfolio turnover (%)	123		108	79		85	97

1	Based on average daily shares outstanding.
2	Total returns would have been lower had certain expenses not been reduced during the applicable periods.
3	Less than $500,000.

SEE NOTES TO FINANCIAL STATEMENTS
ANNUAL REPORT   |   JOHN HANCOCK SMALL COMPANY FUND       25

Class R6 Shares Period ended	3-31-17	3-31-16	3-31-15	3-31-14	3-31-13
Per share operating performance
Net asset value, beginning of period	$24.79	$28.34	$29.08	$24.34	$20.97
Net investment income (loss)[1]	0.07	0.09	0.09	(0.02)	0.02
Net realized and unrealized gain (loss) on investments	4.65	(1.83)	1.91	5.29	3.35
Total from investment operations	4.72	(1.74)	2.00	5.27	3.37
Less distributions
From net realized gain	—	(1.81)	(2.74)	(0.53)	—
Net asset value, end of period	$29.51	$24.79	$28.34	$29.08	$24.34
Total return (%)[2]	19.04	(6.30)	7.80	21.75	16.07
Ratios and supplemental data
Net assets, end of period (in millions)	$5	$5	$1	$1	—	[3]
Ratios (as a percentage of average net assets):
Expenses before reductions	1.05	1.17	4.54	7.66	18.63
Expenses including reductions	1.02	1.04	0.97	1.04	1.04
Net investment income (loss)	0.26	0.34	0.32	(0.06)	0.11
Portfolio turnover (%)	123	108	79	85	97

1	Based on average daily shares outstanding.
2	Total returns would have been lower had certain expenses not been reduced during the applicable periods.
3	Less than $500,000.

SEE NOTES TO FINANCIAL STATEMENTS
ANNUAL REPORT   |   JOHN HANCOCK SMALL COMPANY FUND       26

Class ADV Shares Period ended	3-31-17	3-31-16	3-31-15	3-31-14	3-31-13
Per share operating performance
Net asset value, beginning of period	$24.29	$27.90	$28.78	$24.17	$20.88
Net investment loss[1]	(0.08)	(0.02)	(0.03)	(0.09)	(0.04)
Net realized and unrealized gain (loss) on investments	4.61	(1.78)	1.89	5.23	3.33
Total from investment operations	4.53	(1.80)	1.86	5.14	3.29
Less distributions
From net realized gain	—	(1.81)	(2.74)	(0.53)	—
Net asset value, end of year	$28.82	$24.29	$27.90	$28.78	$24.17
Total return (%)[2]	18.65	(6.62)	7.39	21.37	15.76
Ratios and supplemental data
Net assets, end of period (in millions)	— [3]	$1	$1	$1	— [3]
Ratios (as a percentage of average net assets):
Expenses before reductions	1.38	2.05	4.17	4.51	4.91
Expenses net of fee waivers	1.34	1.34	1.34	1.34	1.34
Net investment loss	(0.32)	(0.07)	(0.09)	(0.35)	(0.20)
Portfolio turnover (%)	123	108	79	85	97

1	Based on average daily shares outstanding.
2	Total returns would have been lower had certain expenses not been reduced during the applicable periods.
3	Less than $500,000.

SEE NOTES TO FINANCIAL STATEMENTS
ANNUAL REPORT   |   JOHN HANCOCK SMALL COMPANY FUND       27

Notes to financial statements

Note 1 — Organization

John Hancock Small Company Fund (the fund) is a series of John Hancock Funds III (the Trust), an open-end management investment company organized as a Massachusetts business trust and registered under the Investment Company Act of 1940, as amended (the 1940 Act). The investment objective of the fund is to seek maximum long-term total return.

The fund may offer multiple classes of shares. The shares currently offered are detailed in the Statement of assets and liabilities. Class A shares are offered to all investors. Class I shares are offered to institutions and certain investors. Class R1, Class R2, Class R3, Class R4 and Class R5 shares are available only to certain retirement plans. Class R6 shares are available only to certain retirement plans, institutions and other investors. Class ADV shares are available to investors who acquired Class A shares as a result of the reorganization of the FMA Small Company Portfolio into the fund and are closed to new investors. Shareholders of each class have exclusive voting rights to matters that affect that class. The distribution and service fees, if any, and transfer agent fees for each class may differ.

Note 2 — Significant accounting policies

The financial statements have been prepared in conformity with accounting principles generally accepted in the United States of America (US GAAP), which require management to make certain estimates and assumptions as of the date of the financial statements. Actual results could differ from those estimates and those differences could be significant. The fund qualifies as an investment company under Topic 946 of Accounting Standards Codification of US GAAP.

Events or transactions occurring after the end of the fiscal period through the date that the financial statements were issued have been evaluated in the preparation of the financial statements. The following summarizes the significant accounting policies of the fund:

Security valuation. Investments are stated at value as of the scheduled close of regular trading on the New York Stock Exchange (NYSE), normally at 4:00 p.m., Eastern Time. In case of emergency or other disruption resulting in the NYSE not opening for trading or the NYSE closing at a time other than the regularly scheduled close, the net asset value (NAV) may be determined as of the regularly scheduled close of the NYSE pursuant to the fund's Valuation Policies and Procedures.

In order to value the securities, the fund uses the following valuation techniques: Equity securities held by the fund are typically valued at the last sale price or official closing price on the exchange or principal market where the security trades. In the event there were no sales during the day or closing prices are not available, the securities are valued using the last available bid price. Investments by the fund in open-end mutual funds are valued at their respective NAVs each business day.

In certain instances, the Pricing Committee may determine to value equity securities using prices obtained from another exchange or market if trading on the exchange or market on which prices are typically obtained did not open for trading as scheduled, or if trading closed earlier than scheduled, and trading occurred as normal on another exchange or market.

Other portfolio securities and assets, for which reliable market quotations are not readily available, are valued at fair value as determined in good faith by the fund's Pricing Committee following procedures established by the Board of Trustees. The frequency with which these fair valuation procedures are used cannot be predicted and fair value of securities may differ significantly from the value that would have been used had a ready market for such securities existed.

The fund uses a three-tier hierarchy to prioritize the pricing assumptions, referred to as inputs, used in valuation techniques to measure fair value. Level 1 includes securities valued using quoted prices in active markets for identical securities. Level 2 includes securities valued using other significant observable inputs. Observable inputs may include quoted prices for similar securities, interest rates, prepayment speeds and credit risk. Prices for securities valued using these inputs are received from independent pricing vendors and brokers and are based on an evaluation of the inputs described. Level 3 includes securities valued using significant unobservable inputs when market prices are not readily available or reliable, including the fund's own assumptions in determining the fair value of investments. Factors used in determining value may include market or issuer specific events or trends, changes in interest rates and credit quality. The inputs or methodology used for valuing securities are not necessarily an indication of the risks associated with investing in those securities. Changes in valuation techniques and related inputs may result in transfers into or out of an assigned level within the disclosure hierarchy.

ANNUAL REPORT   |   JOHN HANCOCK SMALL COMPANY FUND       28

As of March 31, 2017, all investments are categorized as Level 1 under the hierarchy described on the previous page.

Security transactions and related investment income. Investment security transactions are accounted for on a trade date plus one basis for daily NAV calculations. However, for financial reporting purposes, investment transactions are reported on trade date. Interest income is accrued as earned. Dividend income is recorded on the ex-date, except for dividends of foreign securities where the dividend may not be known until after the ex-date. In those cases, dividend income, net of withholding taxes, is recorded when the fund becomes aware of the dividends. Foreign taxes are provided for based on the fund's understanding of the tax rules and rates that exist in the foreign markets in which it invests. Gains and losses on securities sold are determined on the basis of identified cost and may include proceeds from litigation.

Real estate investment trusts. The fund may invest in real estate investment trusts (REITs). Distributions from REITs may be recorded as income and subsequently characterized by the REIT at the end of the fiscal year as a reduction of cost of investments and/or as a realized gain. As a result, the fund will estimate the components of distributions from these securities. Such estimates are revised when the actual components of the distributions are known.

Line of credit. The fund may borrow from banks for temporary or emergency purposes, including meeting redemption requests that otherwise might require the untimely sale of securities. Pursuant to the fund's custodian agreement, the custodian may loan money to the fund to make properly authorized payments. The fund is obligated to repay the custodian for any overdraft, including any related costs or expenses. The custodian may have a lien, security interest or security entitlement in any fund property that is not otherwise segregated or pledged, to the extent of any overdraft, and to the maximum extent permitted by law.

Effective June 30, 2016, the fund and other affiliated funds have entered into a syndicated line of credit agreement with Citibank, N.A. as the administrative agent that enables them to participate in a $1 billion unsecured committed line of credit. Excluding commitments designated for a certain fund and subject to the need of other affiliated funds, the fund can borrow up to an aggregate commitment amount of $750 million, subject to asset coverage and other limitations as specified in the agreement. A commitment fee payable at the end of each calendar quarter, based on the average daily unused portion of the line of credit, is charged to each participating fund based on a combination of fixed and asset based allocations and is reflected in Other expenses on the Statement of operations. Prior to June 30, 2016, the fund had a similar agreement that enabled it to participate in a $750 million unsecured committed line of credit. For the year ended March 31, 2017, the fund had no borrowings under either line of credit. Commitment fees for the year ended March 31, 2017 were $3,142.

Expenses. Within the John Hancock group of funds complex, expenses that are directly attributable to an individual fund are allocated to such fund. Expenses that are not readily attributable to a specific fund are allocated among all funds in an equitable manner, taking into consideration, among other things, the nature and type of expense and the fund's relative net assets. Expense estimates are accrued in the period to which they relate and adjustments are made when actual amounts are known.

Class allocations. Income, common expenses and realized and unrealized gains (losses) are determined at the fund level and allocated daily to each class of shares based on the net assets of the class. Class-specific expenses, such as distribution and service fees, if any, and transfer agent fees, for all classes, are calculated daily at the class level based on the net assets of each class and the specific expense rates applicable to each class.

Federal income taxes. The fund intends to continue to qualify as a regulated investment company by complying with the applicable provisions of the Internal Revenue Code and will not be subject to federal income tax on taxable income that is distributed to shareholders. Therefore, no federal income tax provision is required.

For federal income tax purposes, qualified late year ordinary losses of $207,673 are being deferred and are treated as occurring on April 1, 2017, the first day of the fund's next taxable year.

As of March 31, 2017, the fund had no uncertain tax positions that would require financial statement recognition, derecognition or disclosure. The fund's federal tax returns are subject to examination by the Internal Revenue Service for a period of three years.

ANNUAL REPORT   |   JOHN HANCOCK SMALL COMPANY FUND       29

Distribution of income and gains. Distributions to shareholders from net investment income and net realized gains, if any, are recorded on the ex-date. The fund generally declares and pays dividends and capital gain distributions, if any, annually. The tax character of distributions for the years ended March 31, 2017 and 2016 was $0 and $16,929,949 of long-term capital gains, respectively.

Distributions paid by the fund with respect to each class of shares are calculated in the same manner, at the same time and in the same amount, except for the effect of class level expenses that may be applied differently to each class. As of March 31, 2017, the components of distributable earnings on a tax basis consisted of $17,713,704 of undistributed long-term capital gains.

Such distributions and distributable earnings, on a tax basis, are determined in conformity with income tax regulations, which may differ from US GAAP. Distributions in excess of tax basis earnings and profits, if any, are reported in the fund's financial statements as a return of capital.

Capital accounts within the financial statements are adjusted for permanent book-tax differences. These adjustments have no impact on net assets or the results of operations. Temporary book-tax differences, if any, will reverse in a subsequent period. Book tax differences are primarily attributable to wash sale loss deferrals.

Note 3 — Guarantees and indemnifications

Under the Trust's organizational documents, its Officers and Trustees are indemnified against certain liabilities arising out of the performance of their duties to the fund. Additionally, in the normal course of business, the fund enters into contracts with service providers that contain general indemnification clauses. The fund's maximum exposure under these arrangements is unknown, as this would involve future claims that may be made against the fund that have not yet occurred. The risk of material loss from such claims is considered remote.

Note 4 — Fees and transactions with affiliates

John Hancock Advisers, LLC (the Advisor) serves as investment advisor for the fund. John Hancock Funds, LLC (the Distributor), an affiliate of the Advisor, serves as principal underwriter of the fund. The Advisor and the Distributor are indirect, wholly owned subsidiaries of Manulife Financial Corporation (MFC).

Management fee. The fund has an investment management agreement with the Advisor under which the fund pays a daily management fee to the Advisor equivalent on an annual basis to the sum of: (a) 0.90% of the first $500 million of the fund's average daily net assets; (b) 0.85% of the next $500 million of the fund's average daily net assets; and (c) 0.80% of the fund's average daily net assets in excess of $1 billion. The Advisor has a subadvisory agreement with Mesirow Financial Investment Management, Inc. The fund is not responsible for payment of the subadvisory fees.

The Advisor has contractually agreed to waive a portion of its management fee and/or reimburse expenses for certain funds of the John Hancock group of funds complex, including the fund (the participating portfolios). This waiver is based upon aggregate net assets of all the participating portfolios. The amount of the reimbursement is calculated daily and allocated among all the participating portfolios in proportion to the daily net assets of each fund. During the year ended March, 31, 2017, this waiver amounted to 0.01% of the fund's average net assets. This arrangement may be amended or terminated at any time by the Advisor upon notice to the fund and with the approval of the Board of Trustees.

The Advisor has contractually agreed to reduce its management fee or, if necessary, make payment to the fund to the extent necessary to maintain the fund's total operating expenses at 1.43%, 1.13%, 1.80%, 1.55%, 1.70%, 1.30%,1.10%, and 1.34% for Class A, Class I, Class R1, Class R2, Class R3, Class R4, Class R5, and Class ADV shares, respectively, excluding certain expenses such as taxes, brokerage commissions, interest expense, litigation and indemnification expenses and other extraordinary expenses not incurred in the ordinary course of the fund's business, acquired fund fees and expenses paid indirectly and short dividend expense. The current expense limitation agreement expires on June 30, 2017, unless renewed by mutual agreement of the fund and the Advisor based upon a determination that this is appropriate under the circumstances at that time.

ANNUAL REPORT   |   JOHN HANCOCK SMALL COMPANY FUND       30

For Class R6 shares, the Advisor has contractually agreed to waive and/or reimburse all class specific expenses of the fund, to the extent they exceed 0.00% of average net assets. The fee waiver and/or reimbursement will continue in effect until June 30, 2017, unless renewed by mutual agreement of the fund and Advisor based upon a determination that this is appropriate under the circumstances at the time.

For the year ended March 31, 2017, these expense reductions amounted to the following:

Class	Expense reduction	Class	Expense reduction
Class A	$57,393	Class R4	$10
Class I	10,481	Class R5	7
Class R1	54	Class R6	1,225
Class R2	62	Class ADV	67
Class R3	18	Total	$69,317

Expenses waived or reimbursed in the current fiscal period are not subject to recapture in future fiscal periods.

The investment management fees incurred for the year ended March 31, 2017 were equivalent to a net annual effective rate of 0.88% of the fund's average daily net assets.

Accounting and legal services. Pursuant to a service agreement, the fund reimburses the Advisor for all expenses associated with providing the administrative, financial, legal, accounting and recordkeeping services to the fund, including the preparation of all tax returns, periodic reports to shareholders and regulatory reports, among other services. These expenses are allocated to each share class based on its relative net assets at the time the expense was incurred. These accounting and legal services fees incurred for the year ended March 31, 2017 amounted to an annual rate of 0.01% of the fund's average daily net assets.

Distribution and service plans. The fund has a distribution agreement with the Distributor. The fund has adopted distribution and service plans with respect to Class A, Class R1, Class R2, Class R3, Class R4 and Class ADV shares pursuant to Rule 12b-1 under the 1940 Act, to pay the Distributor for services provided as the distributor of shares of the fund. In addition, under a service plan for Class R1, Class R2, Class R3, Class R4 and Class R5 shares, the fund pays for certain other services. The fund may pay up to the following contractual rates of distribution and service fees under these arrangements, expressed as an annual percentage of average daily net assets for each class of the fund's shares.

Class	Rule 12b-1 fee	Service fee	Class	Rule 12b-1 fee	Service fee
Class A	0.30%	—	Class R4	0.25%	0.10%
Class R1	0.50%	0.25%	Class R5	—	0.05%
Class R2	0.25%	0.25%	Class ADV	0.25%	—
Class R3	0.50%	0.15%

The fund's Distributor has contractually agreed to waive 0.10% of Rule12b-1 fees for Class R4 shares. The current waiver agreement expires on June 30, 2017, unless renewed by mutual agreement of the fund and the Distributor based upon a determination that this is appropriate under the circumstances at the time. This contractual waiver amounted to $133 for Class R4 shares for the year ended March 31, 2017.

Sales charges. Class A shares are assessed up-front sales charges, which resulted in payments to the Distributor amounting to $1,108,789 for the year ended March 31, 2017. Of this amount, $190,147 was retained and used for printing prospectuses, advertising, sales literature and other purposes, $915,587 was paid as sales commissions to broker-dealers and $3,055 was paid as sales commissions to sales personnel of Signator Investors, Inc., a broker-dealer affiliate of the Advisor.

Class A shares may be subject to contingent deferred sales charges (CDSCs). Certain Class A shares that are acquired through purchases of $1 million or more and are redeemed within one year of purchase are subject to a 1.00% sales charge CDSCs are applied to the lesser of the current market value at the time of redemption or the original purchase cost of the

ANNUAL REPORT   |   JOHN HANCOCK SMALL COMPANY FUND       31

shares being redeemed. Proceeds from CDSCs are used to compensate the Distributor for providing distribution-related services in connection with the sale of these shares. During the year ended March 31, 2017, CDSCs received by the Distributor amounted to $3,989 for Class A shares.

Transfer agent fees. The fund has a transfer agent agreement with John Hancock Signature Services, Inc. (Signature Services), an affiliate of the Advisor. The transfer agent fees paid to Signature Services are determined based on the cost to Signature Services (Signature Services Cost) of providing recordkeeping services. It also includes out-of-pocket expenses, including payments made to third-parties for recordkeeping services provided to their clients who invest in one or more John Hancock funds. In addition, Signature Services Cost may be reduced by certain fees that Signature Services receives in connection with retirement and small accounts. Signature Services Cost is calculated monthly and allocated, as applicable, to five categories of share classes: Retail Share and Institutional Share Classes of Non-Municipal Bond Funds, Class R6 Shares, Retirement Share Classes and Municipal Bond Share Classes. Within each of these categories, the applicable costs are allocated to the affected John Hancock affiliated funds and/or classes, based on the relative average daily net assets.

Class level expenses. Class level expenses for the year ended March 31, 2017 were:

Class	Distribution and service fees	Transfer agent fees
Class A	$698,912	$286,923
Class I	—	68,307
Class R1	5,345	117
Class R2	3,772	135
Class R3	1,503	39
Class R4	371	22
Class R5	40	14
Class R6	—	838
Class ADV	365	177
Total	$710,308	$356,572

Trustee expenses. The fund compensates each Trustee who is not an employee of the Advisor or its affiliates. The costs of paying Trustee compensation and expenses are allocated to each fund based on its net assets relative to other funds within the John Hancock group of funds complex.

Interfund lending program Pursuant to an Exemptive Order issued by the SEC, the fund(s), along with certain other funds advised by the Advisor or its affiliates, may participate in an interfund lending program. This program provides an alternative credit facility allowing the funds to borrow from, or lend money to, other participating affiliated funds. At period end, no interfund loans were outstanding. Interest income is included in Interest on the Statement of operations. The fund's activity in this program during the period for which loans were outstanding was as follows:

Borrower or lender	Weighted average loan balance	Days outstanding	Weighted average interest rate	Interest income
Lender	$6,807,174	2	0.740%	$280

ANNUAL REPORT   |   JOHN HANCOCK SMALL COMPANY FUND       32

Note 5 — Fund share transactions

Transactions in fund shares for the years ended March 31, 2017 and 2016 were as follows:

		Year ended 3-31-17		Year ended 3-31-16
	Shares	Amount	Shares	Amount
Class A shares
Sold	2,372,316	$61,488,996	3,037,876	$77,883,439
Distributions reinvested	—	—	543,417	13,498,483
Repurchased	(2,742,785)	(71,806,566)	(1,181,047)	(30,454,452)
Net increase (decrease)	(370,469)	($10,317,570)	2,400,246	$60,927,470
Class I shares
Sold	2,293,124	$61,229,488	363,685	$9,845,616
Distributions reinvested	—	—	109,806	2,783,592
Repurchased	(827,753)	(22,051,241)	(413,755)	(10,987,061)
Net increase	1,465,371	$39,178,247	59,736	$1,642,147
Class R1 shares
Sold	6,347	$160,129	10,830	$280,665
Distributions reinvested	—	—	1,502	36,475
Repurchased	(14,543)	(364,899)	(29,848)	(771,336)
Net decrease	(8,196)	($204,770)	(17,516)	($454,196)
Class R2 shares
Sold	9,527	$257,486	22,743	$612,600
Distributions reinvested	—	—	1,606	39,988
Repurchased	(11,877)	(302,577)	(10,192)	(279,303)
Net increase (decrease)	(2,350)	($45,091)	14,157	$373,285
Class R3 shares
Sold	1,129	$28,446	3,898	$102,088
Distributions reinvested	—	—	806	19,705
Repurchased	(4,527)	(115,287)	(2,421)	(59,287)
Net increase (decrease)	(3,398)	($86,841)	2,283	$62,506
Class R4 shares
Sold	2,235	$56,134	3,663	$86,767
Distributions reinvested	—	—	111	2,770
Repurchased	(2,646)	(72,390)	(2,371)	(56,921)
Net increase (decrease)	(411)	($16,256)	1,403	$32,616
Class R5 shares
Sold	157	$4,307	613	$17,345
Distributions reinvested	—	—	213	5,405
Repurchased	(79)	(2,194)	(9,406)	(265,975)
Net increase (decrease)	78	$2,113	(8,580)	($243,225)
Class R6 shares
Sold	33,935	$897,813	179,541	$4,857,547
Distributions reinvested	—	—	13,248	337,695
Repurchased	(40,744)	(1,078,519)	(29,082)	(724,893)
Net increase (decrease)	(6,809)	($180,706)	163,707	$4,470,349

ANNUAL REPORT   |   JOHN HANCOCK SMALL COMPANY FUND       33

		Year ended 3-31-17		Year ended 3-31-16
	Shares	Amount	Shares	Amount
Class ADV shares
Sold	1,654	$43,025	2,155	$59,907
Distributions reinvested	—	—	1,590	39,750
Repurchased	(22,846)	(557,006)	(359)	(8,080)
Net increase (decrease)	(21,192)	($513,981)	3,386	$91,577
Total net increase	1,052,624	$27,815,145	2,618,822	$66,902,529

Affiliates of the Trust owned 36% of the fund's Class R4 shares on March 31, 2017.

Note 6 — Purchase and sale of securities

Purchases and sales of securities, other than short-term investments, amounted to $382,246,891 and $358,064,712, respectively, for the year ended March 31, 2017.

Note 7 — New rule issuance

In October 2016, the SEC issued Final Rule Release No.33-10231, Investment Company Reporting Modernization (the Release). The Release calls for the adoption of new rules and forms as well as amendments to its rules and forms to modernize the reporting and disclosure of information by registered investment companies. The SEC is adopting amendments to Regulation S-X, which will require standardized, enhanced disclosure about derivatives in investment company financial statements, as well as other amendments. The updates to Regulation S-X are effective August 1, 2017 and may result in additional disclosure relating to the presentation of derivatives and certain other financial instruments. These updates will have no impact on the fund's net assets or results of operations.

ANNUAL REPORT   |   JOHN HANCOCK SMALL COMPANY FUND       34

AUDITOR'S REPORT

Report of Independent Registered Public Accounting Firm

To the Board of Trustees of John Hancock Funds III and Shareholders of John Hancock Small Company Fund

In our opinion, the accompanying statement of assets and liabilities, including the fund's investments, and the related statements of operations and of changes in net assets and the financial highlights present fairly, in all material respects, the financial position of the John Hancock Small Company Fund (the "Fund") as of March 31, 2017, the results of its operations for the year then ended, the changes in its net assets for each of the two years in the period then ended and the financial highlights for each of the five years in the period then ended, in conformity with accounting principles generally accepted in the United States of America. These financial statements and financial highlights (hereafter referred to as "financial statements") are the responsibility of the Fund's management. Our responsibility is to express an opinion on these financial statements based on our audits. We conducted our audits of these financial statements in accordance with the standards of the Public Company Accounting Oversight Board (United States). Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements are free of material misstatement. An audit includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements, assessing the accounting principles used and significant estimates made by management, and evaluating the overall financial statement presentation. We believe that our audits, which included confirmation of securities as of March 31, 2017 by correspondence with the custodian and brokers, and the application of alternative auditing procedures where securities purchased confirmations had not been received, provide a reasonable basis for our opinion.

PricewaterhouseCoopers LLP

Boston, Massachusetts

May 16, 2017

ANNUAL REPORT   |   JOHN HANCOCK SMALL COMPANY FUND       35

Trustees and Officers

This chart provides information about the Trustees and Officers who oversee your John Hancock fund. Officers elected by the Trustees manage the day-to-day operations of the fund and execute policies formulated by the Trustees.

Independent Trustees

Name, year of birth Position(s) held with Trust Principal occupation(s) and other directorships during past 5 years	Trustee of the Trust since[1]	Number of John Hancock funds overseen by Trustee
Hassell H. McClellan, Born: 1945	2012	228
Trustee and Chairperson of the Board
Director/Trustee, Virtus Funds (since 2008); Director, The Barnes Group (since 2010); Associate Professor, The Wallace E. Carroll School of Management, Boston College (retired 2013). Trustee (since 2014) and Chairperson of the Board (since 2017), John Hancock Collateral Trust; Trustee (since 2015) and Chairperson of the Board (since 2017), John Hancock Exchange-Traded Fund Trust; Trustee (since 2012) and Chairperson of the Board (since 2017), John Hancock retail funds[3]; Trustee (2005-2006 and since 2012) and Chairperson of the Board (since 2017), John Hancock Funds III; Trustee (since 2005) and Chairperson of the Board (since 2017), John Hancock Variable Insurance Trust and John Hancock Funds II.

Charles L. Bardelis,[2] Born: 1941	2012	228
Trustee
Director, Island Commuter Corp. (marine transport). Trustee, John Hancock Collateral Trust (since 2014), Trustee, John Hancock Exchange-Traded Fund Trust (since 2015); Trustee, John Hancock retail funds[3] (since 2012); Trustee, John Hancock Funds III (2005-2006 and since 2012); Trustee, John Hancock Variable Insurance Trust (since 1988); Trustee, John Hancock Funds II (since 2005).

Peter S. Burgess,[2] Born: 1942	2012	228
Trustee
Consultant (financial, accounting, and auditing matters) (since 1999); Certified Public Accountant; Partner, Arthur Andersen (independent public accounting firm) (prior to 1999); Director, Lincoln Educational Services Corporation (since 2004); Director, Symetra Financial Corporation (2010-2016); Director, PMA Capital Corporation (2004-2010). Trustee, John Hancock Collateral Trust (since 2014); Trustee, John Hancock Exchange-Traded Fund Trust (since 2015); Trustee, John Hancock retail funds[3] (since 2012); Trustee, John Hancock Funds III (2005-2006 and since 2012); Trustee, John Hancock Variable Insurance Trust and John Hancock Funds II (since 2005).

William H. Cunningham, Born: 1944	2006	228
Trustee
Professor, University of Texas, Austin, Texas (since 1971); former Chancellor, University of Texas System and former President of the University of Texas, Austin, Texas; Chairman (since 2009) and Director (since 2006), Lincoln National Corporation (insurance); Director, Southwest Airlines (since 2000); former Director, LIN Television (2009-2014). Trustee, John Hancock retail funds[3] (since 1986); Trustee, John Hancock Variable Insurance Trust (since 2012); Trustee, John Hancock Funds II (2005-2006 and since 2012); Trustee, John Hancock Collateral Trust (since 2014); Trustee, John Hancock Exchange-Traded Fund Trust (since 2015).

Grace K. Fey, Born: 1946	2012	228
Trustee
Chief Executive Officer, Grace Fey Advisors (since 2007); Director and Executive Vice President, Frontier Capital Management Company (1988-2007); Director, Fiduciary Trust (since 2009). Trustee, John Hancock Collateral Trust (since 2014); Trustee, John Hancock Exchange-Traded Fund Trust (since 2015); Trustee, John Hancock retail funds[3] (since 2012); Trustee, John Hancock Variable Insurance Trust and John Hancock Funds II (since 2008).

ANNUAL REPORT   |   JOHN HANCOCK SMALL COMPANY FUND       36

Independent Trustees (continued)

Name, year of birth Position(s) held with Trust Principal occupation(s) and other directorships during past 5 years	Trustee of the Trust since[1]	Number of John Hancock funds overseen by Trustee
Theron S. Hoffman,[2] Born: 1947	2012	228
Trustee
Chief Executive Officer, T. Hoffman Associates, LLC (consulting firm) (since 2003); Director, The Todd Organization (consulting firm) (2003-2010); President, Westport Resources Management (investment management consulting firm) (2006-2008); Senior Managing Director, Partner, and Operating Head, Putnam Investments (2000-2003); Executive Vice President, The Thomson Corp. (financial and legal information publishing) (1997-2000). Trustee, John Hancock Collateral Trust (since 2014); Trustee, John Hancock Exchange-Traded Fund Trust (since 2015); Trustee, John Hancock retail funds[3] (since 2012); Trustee, John Hancock Variable Insurance Trust and John Hancock Funds II (since 2008).

Deborah C. Jackson, Born: 1952	2008	228
Trustee
President, Cambridge College, Cambridge, Massachusetts (since 2011); Board of Directors, National Association of Corporate Directors/New England (since 2015); Board of Directors, Association of Independent Colleges and Universities of Massachusetts, (since 2014); Chief Executive Officer, American Red Cross of Massachusetts Bay (2002-2011); Board of Directors of Eastern Bank Corporation (since 2001); Board of Directors of Eastern Bank Charitable Foundation (since 2001); Board of Directors of American Student Assistance Corporation (1996-2009); Board of Directors of Boston Stock Exchange (2002-2008); Board of Directors of Harvard Pilgrim Healthcare (health benefits company) (2007-2011). Trustee, John Hancock retail funds[3] (since 2008); Trustee, John Hancock Variable Insurance Trust and John Hancock Funds II (since 2012); Trustee, John Hancock Collateral Trust (since 2014); and Trustee, John Hancock Exchange-Traded Fund Trust (since 2015).

James M. Oates, Born: 1946	2012	228

Trustee
Managing Director, Wydown Group (financial consulting firm) (since 1994); Chairman and Director, Emerson Investment Management, Inc. (2000-2015); Independent Chairman, Hudson Castle Group, Inc. (formerly IBEX Capital Markets, Inc.) (financial services company) (1997-2011); Director, Stifel Financial (since 1996); Director, Investor Financial Services Corporation (1995-2007); Director, Connecticut River Bancorp (1998-2014); Director/Trustee, Virtus Funds (since 1988). Trustee (since 2014) and Chairperson of the Board (2014-2016), John Hancock Collateral Trust; Trustee (since 2015) and Chairperson of the Board (2015-2016), John Hancock Exchange-Traded Fund Trust; Trustee (since 2012) and Chairperson of the Board (2012-2016), John Hancock retail funds[3]; Trustee (2005-2006 and since 2012) and Chairperson of the Board (2012-2016), John Hancock Funds III; Trustee (since 2004) and Chairperson of the Board (since 2005-2016), John Hancock Variable Insurance Trust; Trustee (since 2005) and Chairperson of the Board, John Hancock Funds II (2005-2016).

Steven R. Pruchansky, Born: 1944	2006	228
Trustee and Vice Chairperson of the Board
Chairman and Chief Executive Officer, Greenscapes of Southwest Florida, Inc. (since 2000); Director and President, Greenscapes of Southwest Florida, Inc. (until 2000); Member, Board of Advisors, First American Bank (until 2010); Managing Director, Jon James, LLC (real estate) (since 2000); Partner, Right Funding, LLC (since 2014); Director, First Signature Bank & Trust Company (until 1991); Director, Mast Realty Trust (until 1994); President, Maxwell Building Corp. (until 1991). Trustee (since 1992) and Chairperson of the Board (2011-2012), John Hancock retail funds[3]; Trustee and Vice Chairperson of the Board, John Hancock retail funds[3] John Hancock Variable Insurance Trust, and John Hancock Funds II (since 2012); Trustee and Vice Chairperson of the Board, John Hancock Collateral Trust (since 2014); Trustee and Vice Chairperson of the Board, John Hancock Exchange-Traded Fund Trust (since 2015).

ANNUAL REPORT   |   JOHN HANCOCK SMALL COMPANY FUND       37

Independent Trustees (continued)

Name, year of birth Position(s) held with Trust Principal occupation(s) and other directorships during past 5 years	Trustee of the Trust since[1]	Number of John Hancock funds overseen by Trustee
Gregory A. Russo, Born: 1949	2008	228
Trustee
Director and Audit Committee Chairman (since 2012), and Member, Audit Committee and Finance Committee (since 2011), NCH Healthcare System, Inc. (holding company for multi-entity healthcare system); Director and Member (since 2012) and Finance Committee Chairman (since 2014), The Moorings, Inc. (nonprofit continuing care community); Vice Chairman, Risk & Regulatory Matters, KPMG LLP (KPMG) (2002-2006); Vice Chairman, Industrial Markets, KPMG (1998-2002); Chairman and Treasurer, Westchester County, New York, Chamber of Commerce (1986-1992); Director, Treasurer, and Chairman of Audit and Finance Committees, Putnam Hospital Center (1989-1995); Director and Chairman of Fundraising Campaign, United Way of Westchester and Putnam Counties, New York (1990-1995). Trustee, John Hancock retail funds[3] (since 2008); Trustee, John Hancock Variable Insurance Trust and John Hancock Funds II (since 2012); Trustee, John Hancock Collateral Trust (since 2014); Trustee, John Hancock Exchange-Traded Fund Trust (since 2015).

Non-Independent Trustees4

Name, year of birth Position(s) held with Trust Principal occupation(s) and other directorships during past 5 years	Trustee of the Trust since[1]	Number of John Hancock funds overseen by Trustee
James R. Boyle, Born: 1959	2015	228
Non-Independent Trustee
Chairman and Chief Executive Officer, Zillion Group, Inc. (formerly HealthFleet, Inc.) (healthcare) (since 2014); Executive Vice President and Chief Executive Officer, U.S. Life Insurance Division of Genworth Financial, Inc. (insurance) (January 2014-July 2014); Senior Executive Vice President, Manulife Financial Corporation, President and Chief Executive Officer, John Hancock (1999-2012); Chairman and Director, John Hancock Advisers, LLC, John Hancock Funds, LLC, and John Hancock Investment Management Services, LLC (2005-2010). Trustee, John Hancock Collateral Trust and John Hancock Exchange-Traded Fund Trust (since 2015); Trustee, John Hancock retail funds[3] (2005-2010; 2012-2014 and since 2015); Trustee, John Hancock Variable Insurance Trust and John Hancock Funds II (2005-2014 and since 2015).

Craig Bromley, Born: 1966	2012	228
Non-Independent Trustee
President, John Hancock Financial Service (since 2012); Senior Executive Vice President and General Manager, U.S. Division, Manulife Financial Corporation (since 2012); President and Chief Executive Officer, Manulife Insurance Company (Manulife Japan) (2005-2012, including prior positions). Trustee, John Hancock retail funds,[3] John Hancock Variable Insurance Trust, and John Hancock Funds II (since 2012); Trustee, John Hancock Collateral Trust (since 2014); Trustee, John Hancock Exchange-Traded Fund Trust (since 2015).

Warren A. Thomson, Born: 1955	2012	228
Non-Independent Trustee
Senior Executive Vice President and Chief Investment Officer, Manulife Financial Corporation and The Manufacturers Life Insurance Company (since 2009); Chairman, Manulife Asset Management (since 2001, including prior positions); Director and Chairman, Manulife Asset Management Limited (since 2006); Director and Chairman, Hancock Natural Resources Group, Inc. (since 2013). Trustee, John Hancock retail funds,[3] John Hancock Variable Insurance Trust, and John Hancock Funds II (since 2012); Trustee, John Hancock Collateral Trust (since 2014); Trustee, John Hancock Exchange-Traded Fund Trust (since 2015).

ANNUAL REPORT   |   JOHN HANCOCK SMALL COMPANY FUND       38

Principal officers who are not Trustees

Name, year of birth Position(s) held with Trust Principal occupation(s) during past 5 years	Officer of the Trust since
Andrew G. Arnott, Born: 1971	2009
President
Senior Vice President, John Hancock Financial Services (since 2009); Director and Executive Vice President, John Hancock Advisers, LLC (since 2005, including prior positions); Director and Executive Vice President, John Hancock Investment Management Services, LLC (since 2006, including prior positions); President, John Hancock Funds, LLC (since 2004, including prior positions); President, John Hancock retail funds,[3] John Hancock Variable Insurance Trust, and John Hancock Funds II (since 2007, including prior positions); President, John Hancock Collateral Trust and John Hancock Exchange-Traded Fund Trust (since 2014).

John J. Danello, Born: 1955	2014
Senior Vice President, Secretary, and Chief Legal Officer
Vice President and Chief Counsel, John Hancock Wealth Management (since 2005); Senior Vice President (since 2007) and Chief Legal Counsel (2007-2010), John Hancock Funds, LLC and The Berkeley Financial Group, LLC; Senior Vice President (since 2006, including prior positions) and Chief Legal Officer and Secretary (since 2014), John Hancock retail funds,[3] John Hancock Funds II and John Hancock Variable Insurance Trust; Senior Vice President, Secretary and Chief Legal Officer, John Hancock Collateral Trust and John Hancock Exchange-Traded Fund Trust (since 2014); Vice President, John Hancock Life & Health Insurance Company (since 2009); Vice President, John Hancock Life Insurance Company (USA) and John Hancock Life Insurance Company of New York (since 2010); and Senior Vice President, Secretary and Chief Legal Counsel (2007-2014, including prior positions) of John Hancock Advisers, LLC and John Hancock Investment Management Services, LLC.

Francis V. Knox, Jr., Born: 1947	2006
Chief Compliance Officer
Vice President, John Hancock Financial Services (since 2005); Chief Compliance Officer, John Hancock retail funds,[3] John Hancock Variable Insurance Trust, John Hancock Funds II, John Hancock Advisers, LLC, and John Hancock Investment Management Services, LLC (since 2005); Chief Compliance Officer, John Hancock Collateral Trust and John Hancock Exchange-Traded Fund Trust (since 2014).

Charles A. Rizzo, Born: 1957	2007
Chief Financial Officer
Vice President, John Hancock Financial Services (since 2008); Senior Vice President, John Hancock Advisers, LLC and John Hancock Investment Management Services, LLC (since 2008); Chief Financial Officer, John Hancock retail funds,[3] John Hancock Variable Insurance Trust and John Hancock Funds II (since 2007); Chief Financial Officer, John Hancock Collateral Trust and John Hancock Exchange-Traded Fund Trust (since 2014).

Salvatore Schiavone, Born: 1965	2010
Treasurer
Assistant Vice President, John Hancock Financial Services (since 2007); Vice President, John Hancock Advisers, LLC and John Hancock Investment Management Services, LLC (since 2007); Treasurer, John Hancock retail funds[3] (since 2007, including prior positions); Treasurer, John Hancock Variable Insurance Trust and John Hancock Funds II (2007-2009 and since 2010, including prior positions); Treasurer, John Hancock Collateral Trust and John Hancock Exchange-Traded Fund Trust (since 2014).

The business address for all Trustees and Officers is 601 Congress Street, Boston, Massachusetts 02210-2805.

The Statement of Additional Information of the fund includes additional information about members of the Board of Trustees of the Trust and is available without charge, upon request, by calling 800-225-5291.

1	Each Trustee holds office until his or her successor is elected and qualified, or until the Trustee's death, retirement, resignation, or removal. Mr. Boyle has served as Trustee at various times prior to the date listed in the table.
2	Member of the Audit Committee.
3	"John Hancock retail funds" comprises John Hancock Funds III and 40 other John Hancock funds consisting of 30 series of other John Hancock trusts and 10 closed-end funds.
4	The Trustee is a Non-Independent Trustee due to current or former positions with the Advisor and certain affiliates.
ANNUAL REPORT   |   JOHN HANCOCK SMALL COMPANY FUND       39

More information

Trustees

Hassell H. McClellan, Chairperson#
Steven R. Pruchansky, Vice Chairperson
Charles L. Bardelis*
James R. Boyle†
Craig Bromley†
Peter S. Burgess*
William H. Cunningham
Grace K. Fey
Theron S. Hoffman*
Deborah C. Jackson
James M. Oates
Gregory A. Russo
Warren A. Thomson†

Officers

Andrew G. Arnott
President

John J. Danello
Senior Vice President, Secretary,
and Chief Legal Officer

Francis V. Knox, Jr.
Chief Compliance Officer

Charles A. Rizzo
Chief Financial Officer

Salvatore Schiavone
Treasurer

Investment advisor

John Hancock Advisers, LLC

Subadvisor

Mesirow Financial Investment Management, Inc.

Principal distributor

John Hancock Funds, LLC

Custodian

State Street Bank and Trust Company

Transfer agent

John Hancock Signature Services, Inc.

Legal counsel

K&L Gates LLP

Independent registered public accounting firm

PricewaterhouseCoopers LLP

*Member of the Audit Committee
†Non-Independent Trustee
#Effective 1-1-17

The fund's proxy voting policies and procedures, as well as the fund proxy voting record for the most recent twelve-month period ended June 30, are available free of charge on the Securities and Exchange Commission (SEC) website at sec.gov or on our website.

The fund's complete list of portfolio holdings, for the first and third fiscal quarters, is filed with the SEC on Form N-Q. The fund's Form N-Q is available on our website and the SEC's website, sec.gov, and can be reviewed and copied (for a fee) at the SEC's Public Reference Room in Washington, DC. Call 800-SEC-0330 to receive information on the operation of the SEC's Public Reference Room.

We make this information on your fund, as well as monthly portfolio holdings, and other fund details available on our website at jhinvestments.com or by calling 800-225-5291.

You can also contact us:
800-225-5291 jhinvestments.com	Regular mail: John Hancock Signature Services, Inc. P.O. Box 55913 Boston, MA 02205-5913	Express mail: John Hancock Signature Services, Inc. Suite 55913 30 Dan Road Canton, MA 02021

ANNUAL REPORT   |   JOHN HANCOCK SMALL COMPANY FUND       40

John Hancock family of funds

DOMESTIC EQUITY FUNDS

Balanced

Blue Chip Growth

Classic Value

Disciplined Value

Disciplined Value Mid Cap

Equity Income

Fundamental All Cap Core

Fundamental Large Cap Core

Fundamental Large Cap Value

New Opportunities

Small Cap Value

Small Company

Strategic Growth

U.S. Global Leaders Growth

U.S. Growth

Value Equity

GLOBAL AND INTERNATIONAL EQUITY FUNDS

Disciplined Value International

Emerging Markets

Emerging Markets Equity

Fundamental Global Franchise

Global Equity

Global Shareholder Yield

Greater China Opportunities

International Growth

International Small Company

International Value Equity

INCOME FUNDS

Bond

California Tax-Free Income

Emerging Markets Debt

Floating Rate Income

Global Income

Government Income

High Yield

High Yield Municipal Bond

Income

Investment Grade Bond

Money Market

Short Duration Credit Opportunities

Spectrum Income

Strategic Income Opportunities

Tax-Free Bond

ALTERNATIVE AND SPECIALTY FUNDS

Absolute Return Currency

Alternative Asset Allocation

Enduring Assets

Financial Industries

Global Absolute Return Strategies

Global Conservative Absolute Return

Global Focused Strategies

Natural Resources

Redwood

Regional Bank

Seaport

Technical Opportunities

A fund's investment objectives, risks, charges, and expenses should be considered carefully before investing. The prospectus contains this and other important information about the fund. To obtain a prospectus, contact your financial professional, call John Hancock Investments at 800-225-5291, or visit our website at jhinvestments.com. Please read the prospectus carefully before investing or sending money.

ASSET ALLOCATION

Income Allocation Fund

Multi-Index Lifetime Portfolios

Multi-Index Preservation Portfolios

Multimanager Lifestyle Portfolios

Multimanager Lifetime Portfolios

EXCHANGE-TRADED FUNDS

John Hancock Multifactor Consumer Discretionary ETF

John Hancock Multifactor Consumer Staples ETF

John Hancock Multifactor Developed International ETF

John Hancock Multifactor Energy ETF

John Hancock Multifactor Financials ETF

John Hancock Multifactor Healthcare ETF

John Hancock Multifactor Industrials ETF

John Hancock Multifactor Large Cap ETF

John Hancock Multifactor Materials ETF

John Hancock Multifactor Mid Cap ETF

John Hancock Multifactor Technology ETF

John Hancock Multifactor Utilities ETF

ENVIRONMENTAL, SOCIAL, AND GOVERNANCE FUNDS

ESG All Cap Core

ESG Core Bond

ESG International Equity

ESG Large Cap Core

CLOSED-END FUNDS

Financial Opportunities

Hedged Equity & Income

Income Securities Trust

Investors Trust

Preferred Income

Preferred Income II

Preferred Income III

Premium Dividend

Tax-Advantaged Dividend Income

Tax-Advantaged Global Shareholder Yield

John Hancock Multifactor ETF shares are bought and sold at market price (not NAV), and are not individually redeemed from the fund. Brokerage commissions will reduce returns.

John Hancock ETFs are distributed by Foreside Fund Services, LLC, and are subadvised by Dimensional Fund Advisors LP.
Foreside is not affiliated with John Hancock Funds, LLC or Dimensional Fund Advisors LP.

Dimensional Fund Advisors LP receives compensation from John Hancock in connection with licensing rights to the
John Hancock Dimensional indexes. Dimensional Fund Advisors LP does not sponsor, endorse, or sell, and makes no representation as to the advisability of investing in, John Hancock Multifactor ETFs.

John Hancock Investments

A trusted brand

John Hancock Investments is a premier asset manager representing one of
America's most trusted brands, with a heritage of financial stewardship dating back to 1862. Helping our shareholders pursue their financial goals is at the core of everything we do. It's why we support the role of professional financial advice and operate with the highest standards of conduct and integrity.

A better way to invest

We serve investors globally through a unique multimanager approach:
We search the world to find proven portfolio teams with specialized expertise for every strategy we offer, then we apply robust investment oversight to ensure they continue to meet our uncompromising standards and serve the best interests of our shareholders.

Results for investors

Our unique approach to asset management enables us to provide a diverse set of investments backed by some of the world's best managers, along with strong risk-adjusted returns across asset classes.

John Hancock Funds, LLC ■ Member FINRA, SIPC 601 Congress Street ■ Boston, MA 02210-2805 800-225-5291 ■ jhinvestments.com
This report is for the information of the shareholders of John Hancock Small Company Fund. It is not authorized for distribution to prospective investors unless preceded or accompanied by a prospectus.
MF361885	348A 3/17 5/17

John Hancock

Disciplined Value Mid Cap Fund

Annual report 3/31/17

A message to shareholders

Dear shareholder,

Financial markets are by their very nature unpredictable, but few market observers could have imagined the dramatic twists and turns that would come to characterize the latter half of 2016 and the beginning of 2017. Donald Trump's victory in the November U.S. presidential election sent both U.S. equity prices and bond yields sharply higher. Investors bid up the prices of riskier assets, believing that the new administration would pursue more pro-growth, market-friendly economic policies. While this may yet prove to be the case, change in policy has been slow to materialize and valuations in certain sectors and asset classes are now appearing somewhat stretched.

While we believe there are good reasons for economic optimism and that stocks may go on to extend their recent rally in the coming months, we encourage you to talk with your financial advisor, who can help ensure your portfolio is sufficiently diversified to meet your long-term objectives and to withstand the inevitable bumps along the way.

On behalf of everyone at John Hancock Investments, I'd like to take this opportunity to thank you for the continued trust you've placed in us.

Sincerely,

Andrew G. Arnott
President and Chief Executive Officer
John Hancock Investments

This commentary reflects the CEO's views, which are subject to change at any time. Investing involves risks, including the potential loss of principal. Diversification does not guarantee a profit or eliminate the risk of a loss. For more up-to-date information, please visit our website at jhinvestments.com.

John Hancock
Disciplined Value Mid Cap Fund

2	Your fund at a glance
4	Discussion of fund performance
8	A look at performance
10	Your expenses
12	Fund's investments
17	Financial statements
21	Financial highlights
28	Notes to financial statements
35	Auditor's report
36	Tax information
37	Trustees and Officers
41	More information

ANNUAL REPORT   |   JOHN HANCOCK DISCIPLINED VALUE MID CAP FUND       1

Your fund at a glance

INVESTMENT OBJECTIVE

The fund seeks long-term growth of capital with current income as a secondary objective.

AVERAGE ANNUAL TOTAL RETURNS AS OF 3/31/17 (%)

The Russell Midcap Value Index is an unmanaged index that measures the performance of those Russell Midcap Index companies with lower price-to-book ratios and lower forecasted growth values.

It is not possible to invest directly in an index. Index figures do not reflect expenses or sales charges, which would result in lower returns.

Figures from Morningstar, Inc. include reinvested distributions and do not take into account sales charges. Actual load-adjusted performance is lower.

1	After the close of business on 7-9-10, holders of Investor shares of the former Robeco Boston Partners Mid Cap Value Fund (the predecessor fund) became owners of an equal number of full and fractional Class A shares of John Hancock Disciplined Value Mid Cap Fund, which were first offered on 7-12-10. Class A shares' performance shown above for periods prior to this date is that of the predecessor fund's Investor shares that have been recalculated to reflect the gross fees and expenses of Class A shares.

The past performance shown here reflects reinvested distributions and the beneficial effect of any expense reductions, and does not guarantee future results. Performance of the other share classes will vary based on the difference in the fees and expenses of those classes. Shares will fluctuate in value and, when redeemed, may be worth more or less than their original cost. Current month-end performance may be lower or higher than the performance cited, and can be found at jhinvestments.com or by calling 800-225-5291. For further information on the fund's objectives, risks, and strategy, see the fund's prospectus.

ANNUAL REPORT   |   JOHN HANCOCK DISCIPLINED VALUE MID CAP FUND       2

PERFORMANCE HIGHLIGHTS OVER THE LAST TWELVE MONTHS

Markets surged following the election

Equities struggled in the first half of the period, but surged following the U.S. presidential election on hopes the new administration would lower taxes, increase infrastructure spending, and reduce regulation.

The fund was up, and outperformed its benchmark

The fund led its benchmark, the Russell Midcap Value Index, due to favorable sector allocation and stock picking in the information technology sector.

Financials and utilities also contributed

The financials and utilities sectors were big contributors relative to the benchmark, while materials and industrials detracted.

SECTOR COMPOSITION AS OF 3/31/17 (%)

A note about risks

The stock prices of midsize companies can change more frequently and dramatically than those of large companies. Value stocks may decline in price. The value of a company's equity securities is subject to changes in the company's financial condition and overall market and economic conditions. Foreign investing has additional risks, such as currency and market volatility and political and social instability. Sector investing is subject to greater risks than the market as a whole. Because the fund may focus on particular sectors of the economy, its performance may depend on the performance of those sectors, and investments focused in one sector may fluctuate more than investments in a wider variety of sectors. Please see the fund's prospectus for additional risks.

ANNUAL REPORT   |   JOHN HANCOCK DISCIPLINED VALUE MID CAP FUND       3

Discussion of fund performance

An interview with Portfolio Manager Steven L. Pollack, CFA, Boston Partners

Steven L. Pollack, CFA
Portfolio Manager
Boston Partners

Can you briefly describe the market environment during the 12 months ended March 31, 2017?

U.S. equities advanced strongly for the period, despite challenges that included high valuations for stocks, rising interest rates, and concerns over the U.S. presidential election. The June news of the U.K.'s referendum vote to withdraw from the European Union sent a brief shock wave through the markets; however, stocks stabilized and regained much of what they lost in that short period of time. The market began to grow more cautious regarding certain sectors that some have begun to refer to as RUST (real estate, utilities, consumer staples, and telecommunication services).

Following the U.S. presidential election, U.S. equity markets produced strong gains, as the rotation out of bonds and into economically sensitive sectors continued and accelerated. Investors seemed to be anticipating that the Trump administration would lower taxes, increase infrastructure spending, and reduce regulation. Equity markets set records, but pulled back near the end of the period as certain legislative initiatives proved challenging to implement. In this environment, the fund's benchmark, the Russell Midcap Value Index, was up 19.82%.

What factors contributed to outperformance relative to the benchmark?

The financials, information technology, and utilities sectors were significant contributors to relative outperformance, primarily driven by positive sector allocation. The fund was underweight in the real estate and utilities sectors throughout the year, as these businesses traded at significant premiums to their historical averages. In the financials sector, the fund's holdings performed well and an overweight position in the sector added value to relative return.

ANNUAL REPORT   |   JOHN HANCOCK DISCIPLINED VALUE MID CAP FUND       4

"Equity markets set records, but pulled back near the end of the period as certain legislative initiatives proved challenging to implement."

Out-of-benchmark holding Discover Financial Services benefited from a very strong balance sheet and continued to return capital to its shareholders. Video game producer Activision Blizzard, Inc.'s business momentum picked up as revenues from popular online game franchises drove better-than-expected earnings. Our preference for Internet services companies such as NetEase, Inc. also aided the fund's returns.

What detracted from relative performance?

Security selection in the materials and industrials sectors detracted from relative returns. Security selection lagged partly due to our avoidance of the volatile precious metals industry. Several metals companies, such as Freeport McMoRan, Inc., did well on a low-quality rally, but such stocks don't fit our investment strategy.

The fund's positions in materials sector companies Graphic Packaging Holding Company, Sealed Air Corp., and Crown Holdings, Inc. lagged as high-quality companies have fallen out of favor relative to more volatile, cyclical commodity companies. Security selection in real estate was also a negative for the period.

TOP 10 HOLDINGS AS OF 3/31/17 (%)

Harris Corp.	2.0
Activision Blizzard, Inc.	1.9
Unum Group	1.8
Stanley Black & Decker, Inc.	1.7
Fidelity National Information Services, Inc.	1.6
Amdocs, Ltd.	1.6
Boston Properties, Inc.	1.5
Huntington Bancshares, Inc.	1.5
Brunswick Corp.	1.5
SL Green Realty Corp.	1.5
TOTAL	16.6
As a percentage of net assets.
Cash and cash equivalents are not included.

ANNUAL REPORT   |   JOHN HANCOCK DISCIPLINED VALUE MID CAP FUND       5

"We have positive views of the financials, information technology, and healthcare sectors, given that we believe these are stable industries with solid free cash flow."

What were some notable additions and deletions to the portfolio?

Among the holdings we added during the period were diversified industrial company AMETEK, Inc., which has a wide customer base that uses the company's measurement and analysis tools and is seeing solid business momentum. In financials, we bought Regions Financial Corp., which is trading at an attractive valuation and we believe will be able to expand its net interest margins with the potential for a steepening yield curve and rising short-term rates.

We purchased Hasbro, Inc., a toy company that has historically generated strong returns and has an attractive balance sheet. We also added Computer Sciences Corp., a technology services and consulting company with what we believe is a steady business model, high recurring revenue, and free cash flow generation.

In the energy sector, we continued to build the fund's positions in high-quality exploration and production companies such as Rice Energy, Inc., Gulfport Energy Corp., and QEP Resources, Inc. These companies appear to trade at a steep discount to their net asset values and we think that they will be able to generate significant returns over time. We also initiated a position in home builder PulteGroup, Inc., which trades at a discount to its peers, has revitalized its balance sheet, and has seen strong business momentum with the improvement of the housing market.

We sold positions in auto parts supplier Lear Corp. and consumer credit reporting agency Equifax, Inc., as they approached our target prices. We exited positions in a few commodity chemical companies from the basic industries segment. We sold CF Industries Holdings, Inc. due to slowing business momentum on uncertain overseas demand and recent earnings disappointments. We also sold Methanex Corp. on slowing momentum concerns, as the demand for methanol has decreased, putting pressure on prices and earnings.

ANNUAL REPORT   |   JOHN HANCOCK DISCIPLINED VALUE MID CAP FUND       6

How was the portfolio positioned at the end of the period?

We have positive views of the financials, information technology, and healthcare sectors, given that we believe these are stable industries with solid free cash flow. The fund was underweight in utilities and real estate. Our process remains focused on stocks with attractive valuations, strong business fundamentals, and positive business momentum.

MANAGED BY

Steven L. Pollack, CFA On the fund since 2000 Investing since 1984
Joseph F. Feeney, Jr., CFA On the fund since 2010 Investing since 1985

The views expressed in this report are exclusively those of Steven L. Pollack, CFA, Boston Partners, and are subject to change. They are not meant as investment advice. Please note that the holdings discussed in this report may not have been held by the fund for the entire period. Portfolio composition is subject to review in accordance with the fund's investment strategy and may vary in the future. Current and future portfolio holdings are subject to risk. Boston Partners is a wholly owned subsidiary of Robeco Groep, N.V. (Robeco Group).
ANNUAL REPORT   |   JOHN HANCOCK DISCIPLINED VALUE MID CAP FUND       7

A look at performance

TOTAL RETURNS FOR THE PERIOD ENDED MARCH 31, 2017

Average annual total returns (%) with maximum sales charge				Cumulative total returns (%) with maximum sales charge
	1-year	5-year	10-year	5-year	10-year
Class A1	13.98	13.72	9.66	90.15	151.42
Class C1	17.99	13.99	9.38	92.47	145.05
Class I1,2	20.25	15.20	10.58	102.87	173.47
Class R2[1,2]	19.76	14.73	10.05	98.75	160.66
Class R4[1,2]	20.09	14.98	10.40	100.93	169.02
Class R6[1,2]	20.35	15.29	10.67	103.67	175.51
Class ADV[1,2]	19.88	14.83	10.19	99.65	163.95
Index†	19.82	14.07	7.47	93.13	105.59

Performance figures assume all distributions are reinvested. Figures reflect maximum sales charges on Class A shares of 5% and the applicable contingent deferred sales charge (CDSC) on Class C shares. Class C shares sold within one year of purchase are subject to a 1% CDSC. Sales charges are not applicable to Class I, Class R2, Class R4, Class R6, and Class ADV shares.

The expense ratios of the fund, both net (including any fee waivers and/or expense limitations) and gross (excluding any fee waivers and/or expense limitations), are set forth according to the most recent publicly available prospectuses for the fund and may differ from those disclosed in the Financial highlights tables in this report. Had the contractual fee waivers and expense limitations not been in place, gross expenses would apply. The expense ratios are as follows:

	Class A	Class C	Class I	Class R2	Class R4	Class R6	Class ADV
Gross (%)	1.13	1.88	0.86	1.27	1.12	0.77	1.13
Net (%)	1.13	1.88	0.86	1.27	1.02	0.77	1.13

Please refer to the most recent prospectus and annual or semiannual report for more information on expenses and any expense limitation arrangements for each class.

The returns reflect past results and should not be considered indicative of future performance. The return and principal value of an investment will fluctuate so that shares, when redeemed, may be worth more or less than their original cost. Due to market volatility and other factors, the fund's current performance may be higher or lower than the performance shown. For current to the most recent month-end performance data, please call 800-225-5291 or visit the fund's website at jhinvestments.com.

The performance table above and the chart on the next page do not reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption of fund shares. The fund's performance results reflect any applicable fee waivers or expense reductions, without which the expenses would increase and results would have been less favorable.

†	Index is the Russell Midcap Value Index.

See the following page for footnotes.

ANNUAL REPORT   |   JOHN HANCOCK DISCIPLINED VALUE MID CAP FUND       8

This chart and table show what happened to a hypothetical $10,000 investment in John Hancock Disciplined Value Mid Cap Fund for the share classes and periods indicated, assuming all distributions were reinvested. For comparison, we've shown the same investment in the Russell Midcap Value Index.

	Start date	With maximum sales charge ($)	Without sales charge ($)	Index ($)
Class C1,3	3-31-07	24,505	24,505	20,559
Class I1,2	3-31-07	27,347	27,347	20,559
Class R2[1,2]	3-31-07	26,066	26,066	20,559
Class R4[1,2]	3-31-07	26,902	26,902	20,559
Class R6[1,2]	3-31-07	27,551	27,551	20,559
Class ADV[1,2]	3-31-07	26,395	26,395	20,559

The Russell Midcap Value Index is an unmanaged index that measures the performance of those Russell Midcap companies with lower price-to-book ratios and lower forecasted growth values.

It is not possible to invest directly in an index. Index figures do not reflect expenses or sales charges, which would result in lower returns.

Footnotes related to performance pages

1	After the close of business on 7-9-10, holders of Investor shares and Institutional shares of the former Robeco Boston Partners Mid Cap Value Fund (the predecessor fund) became owners of an equal number of full and fractional Class A and Class I shares, respectively, of John Hancock Disciplined Value Mid Cap Fund. Class A, Class I, and Class ADV shares were first offered on 7-12-10. The returns prior to this date for Class A and Class ADV shares are those of the predecessor fund's Investor shares that have been recalculated to reflect the gross fees and expenses of the fund's Class A and Class ADV shares. For Class I shares, the returns prior to this date are those of the predecessor fund's Institutional shares that have been recalculated to reflect the gross fees and expenses of the fund's Class I shares. Class C, Class R2, Class R4, and Class R6 shares were first offered on 8-15-11, 3-1-12, 7-2-13, and 9-1-11, respectively. The returns prior to these dates are those of Class A shares that have been recalculated to apply the gross fees and expenses of Class C, Class R2, Class R4, and Class R6 shares, as applicable.
2	For certain types of investors, as described in the fund's prospectuses.
3	The contingent deferred sales charge is not applicable.
ANNUAL REPORT   |   JOHN HANCOCK DISCIPLINED VALUE MID CAP FUND       9

Your expenses

These examples are intended to help you understand your ongoing operating expenses of investing in the fund so you can compare these costs with the ongoing costs of investing in other mutual funds.

Understanding fund expenses

As a shareholder of the fund, you incur two types of costs:

•	Transaction costs, which include sales charges (loads) on purchases or redemptions (varies by share class), minimum account fee charge, etc.
•	Ongoing operating expenses, including management fees, distribution and service fees (if applicable), and other fund expenses.

We are presenting only your ongoing operating expenses here.

Actual expenses/actual returns

The first line of each share class in the table on the following page is intended to provide information about the fund's actual ongoing operating expenses, and is based on the fund's actual return. It assumes an account value of $1,000.00 on October 1, 2016, with the same investment held until March 31, 2017.

Together with the value of your account, you may use this information to estimate the operating expenses that you paid over the period. Simply divide your account value at March 31, 2017, by $1,000.00, then multiply it by the "expenses paid" for your share class from the table. For example, for an account value of $8,600.00, the operating expenses should be calculated as follows:

Hypothetical example for comparison purposes

The second line of each share class in the table on the following page allows you to compare the fund's ongoing operating expenses with those of any other fund. It provides an example of the fund's hypothetical account values and hypothetical expenses based on each class's actual expense ratio and an assumed 5% annualized return before expenses (which is not the fund's actual return). It assumes an account value of $1,000.00 on October 1, 2016, with the same investment held until March 31, 2017. Look in any other fund shareholder report to find its hypothetical example and you will be able to compare these expenses. Please remember that these hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period.

Remember, these examples do not include any transaction costs, therefore, these examples will not help you to determine the relative total costs of owning different funds. If transaction costs were included, your expenses would have been higher. See the prospectuses for details regarding transaction costs.

ANNUAL REPORT   |   JOHN HANCOCK DISCIPLINED VALUE MID CAP FUND       10

SHAREHOLDER EXPENSE EXAMPLE CHART

		Account value on 10-1-2016	Ending value on 3-31-2017	Expenses paid during period ended 3-31-2017[1]	Annualized expense ratio
Class A	Actual expenses/actual returns	$1,000.00	$1,098.00	$5.86	1.12%
	Hypothetical example for comparison purposes	1,000.00	1,019.30	5.64	1.12%
Class C	Actual expenses/actual returns	1,000.00	1,093.80	9.76	1.87%
	Hypothetical example for comparison purposes	1,000.00	1,015.60	9.40	1.87%
Class I	Actual expenses/actual returns	1,000.00	1,099.10	4.50	0.86%
	Hypothetical example for comparison purposes	1,000.00	1,020.60	4.33	0.86%
Class R2	Actual expenses/actual returns	1,000.00	1,097.00	6.59	1.26%
	Hypothetical example for comparison purposes	1,000.00	1,018.60	6.34	1.26%
Class R4	Actual expenses/actual returns	1,000.00	1,098.70	5.18	0.99%
	Hypothetical example for comparison purposes	1,000.00	1,020.00	4.99	0.99%
Class R6	Actual expenses/actual returns	1,000.00	1,099.50	3.98	0.76%
	Hypothetical example for comparison purposes	1,000.00	1,021.10	3.83	0.76%
Class ADV	Actual expenses/actual returns	1,000.00	1,097.70	5.86	1.12%
	Hypothetical example for comparison purposes	1,000.00	1,019.30	5.64	1.12%

1	Expenses are equal to the fund's annualized expense ratio, multiplied by the average account value over the period, multiplied by 182/365 (to reflect the one-half year period).
ANNUAL REPORT   |   JOHN HANCOCK DISCIPLINED VALUE MID CAP FUND       11

Fund's investments

As of 3-31-17
	Shares	Value
Common stocks 97.3%		$13,632,828,742
(Cost $10,206,873,568)
Consumer discretionary 6.9%		970,789,209
Auto components 1.1%
BorgWarner, Inc.	1,769,436	73,944,730
Tenneco, Inc.	1,256,903	78,455,885
Household durables 1.2%
Newell Brands, Inc.	2,801,993	132,170,010
PulteGroup, Inc.	1,741,019	41,000,997
Internet and direct marketing retail 0.6%
Expedia, Inc.	694,772	87,659,383
Leisure products 1.8%
Brunswick Corp.	3,433,276	210,116,491
Hasbro, Inc.	384,950	38,425,709
Media 1.4%
Omnicom Group, Inc.	1,073,057	92,508,244
The Interpublic Group of Companies, Inc.	4,347,744	106,824,070
Specialty retail 0.8%
Advance Auto Parts, Inc.	458,988	68,049,561
Best Buy Company, Inc. (L)	847,083	41,634,129
Consumer staples 0.5%		73,989,767
Beverages 0.5%
Coca-Cola European Partners PLC	1,963,114	73,989,767
Energy 8.2%		1,139,593,468
Oil, gas and consumable fuels 8.2%
Cimarex Energy Company	350,290	41,856,152
Diamondback Energy, Inc. (I)	1,761,398	182,683,394
Energen Corp. (I)	2,650,799	144,309,498
EQT Corp.	1,184,351	72,363,846
Gulfport Energy Corp. (I)	2,153,638	37,021,037
Marathon Oil Corp.	5,550,709	87,701,202
Marathon Petroleum Corp.	2,490,718	125,880,888
Newfield Exploration Company (I)	2,266,051	83,639,942
Parsley Energy, Inc., Class A (I)	4,053,977	131,794,792
QEP Resources, Inc. (I)	3,341,262	42,467,440
Rice Energy, Inc. (I)	1,551,210	36,763,677
RSP Permian, Inc. (I)(L)	2,662,551	110,309,488
Tesoro Corp.	528,030	42,802,112

SEE NOTES TO FINANCIAL STATEMENTS
ANNUAL REPORT   |   JOHN HANCOCK DISCIPLINED VALUE MID CAP FUND       12

	Shares	Value
Financials 24.4%		$3,418,244,038
Banks 6.3%
BB&T Corp.	1,415,342	63,265,787
East West Bancorp, Inc.	3,178,389	164,036,656
Fifth Third Bancorp	7,602,578	193,105,481
Huntington Bancshares, Inc. (L)	15,835,119	212,032,243
Regions Financial Corp.	3,501,639	50,878,815
SunTrust Banks, Inc.	3,569,575	197,397,498
Capital markets 4.6%
Moody's Corp.	413,052	46,278,346
Raymond James Financial, Inc. (L)	2,703,110	206,139,169
SEI Investments Company	1,955,541	98,637,488
State Street Corp. (L)	1,912,921	152,287,641
TD Ameritrade Holding Corp.	3,704,334	143,950,419
Consumer finance 2.9%
Discover Financial Services	2,905,371	198,698,323
Navient Corp.	4,511,090	66,583,688
SLM Corp. (I)	8,410,157	101,762,900
Synchrony Financial	1,010,308	34,653,564
Insurance 10.6%
Alleghany Corp. (I)	326,929	200,950,179
Aon PLC	1,292,830	153,445,993
Loews Corp.	2,731,607	127,757,259
Marsh & McLennan Companies, Inc.	1,812,892	133,954,590
Reinsurance Group of America, Inc.	1,523,217	193,418,095
The Allstate Corp.	1,920,819	156,527,540
Torchmark Corp.	1,158,995	89,288,975
Unum Group	5,346,010	250,674,409
W.R. Berkley Corp.	1,987,909	140,406,013
XL Group, Ltd.	1,056,522	42,112,967
Health care 5.7%		800,420,812
Health care equipment and supplies 2.4%
Becton, Dickinson and Company	650,463	119,320,933
Boston Scientific Corp. (I)	5,199,609	129,314,276
Zimmer Biomet Holdings, Inc.	687,835	83,991,532
Health care providers and services 2.8%
Cardinal Health, Inc.	913,536	74,498,861
DaVita, Inc. (I)	1,418,266	96,399,540
Laboratory Corp. of America Holdings (I)	944,590	135,520,327
Universal Health Services, Inc., Class B	684,904	85,236,303
Life sciences tools and services 0.5%
Bruker Corp.	1,745,775	40,728,931
ICON PLC (I)	444,181	35,410,109

SEE NOTES TO FINANCIAL STATEMENTS
ANNUAL REPORT   |   JOHN HANCOCK DISCIPLINED VALUE MID CAP FUND       13

	Shares	Value
Industrials 13.7%		$1,920,082,644
Aerospace and defense 1.4%
Curtiss-Wright Corp.	538,218	49,117,775
Huntington Ingalls Industries, Inc.	333,102	66,700,344
Textron, Inc.	1,643,288	78,204,076
Airlines 0.6%
Delta Air Lines, Inc.	920,598	42,310,684
United Continental Holdings, Inc. (I)	633,027	44,717,027
Building products 1.1%
Masco Corp.	4,370,957	148,568,828
Construction and engineering 0.4%
Fluor Corp.	1,069,725	56,288,930
Electrical equipment 1.9%
AMETEK, Inc.	1,167,073	63,115,308
Eaton Corp. PLC	1,107,447	82,117,195
EnerSys	487,649	38,495,012
Hubbell, Inc.	716,114	85,969,486
Machinery 4.2%
Ingersoll-Rand PLC	2,144,851	174,419,283
Stanley Black & Decker, Inc.	1,767,658	234,868,718
The Timken Company	1,887,482	85,314,186
WABCO Holdings, Inc. (I)	808,945	94,986,322
Professional services 2.9%
ManpowerGroup, Inc.	1,807,406	185,385,633
Nielsen Holdings PLC	983,717	40,637,349
Robert Half International, Inc.	3,650,070	178,232,918
Trading companies and distributors 1.2%
HD Supply Holdings, Inc. (I)	1,935,508	79,597,767
WESCO International, Inc. (I)	1,308,926	91,035,803
Information technology 17.9%		2,512,011,323
Communications equipment 2.7%
CommScope Holding Company, Inc. (I)	2,248,767	93,796,072
Harris Corp.	2,514,111	279,745,131
Electronic equipment, instruments and components 3.9%
Arrow Electronics, Inc. (I)	2,462,505	180,772,492
Flex, Ltd. (I)	9,247,642	155,360,389
Jabil Circuit, Inc.	2,914,189	84,278,346
TE Connectivity, Ltd.	1,619,475	120,731,861
Internet software and services 2.3%
eBay, Inc. (I)	3,820,591	128,257,240
InterActiveCorp (I)	1,317,438	97,121,529
NetEase, Inc., ADR	369,226	104,860,184

SEE NOTES TO FINANCIAL STATEMENTS
ANNUAL REPORT   |   JOHN HANCOCK DISCIPLINED VALUE MID CAP FUND       14

	Shares	Value
Information technology (continued)
IT services 4.8%
Alliance Data Systems Corp.	155,968	$38,836,032
Amdocs, Ltd.	3,691,282	225,131,289
Cognizant Technology Solutions Corp., Class A (I)	690,918	41,123,439
Computer Sciences Corp.	1,169,625	80,715,821
Fidelity National Information Services, Inc.	2,828,223	225,183,115
Leidos Holdings, Inc.	1,287,260	65,830,476
Semiconductors and semiconductor equipment 1.9%
Broadcom, Ltd.	201,783	44,182,406
Microsemi Corp. (I)	1,594,505	82,164,843
ON Semiconductor Corp. (I)	5,739,687	88,907,752
Skyworks Solutions, Inc.	551,798	54,065,168
Software 1.9%
Activision Blizzard, Inc.	5,355,976	267,048,963
Technology hardware, storage and peripherals 0.4%
Western Digital Corp.	653,081	53,898,775
Materials 5.3%		737,333,323
Chemicals 0.6%
PPG Industries, Inc.	717,211	75,364,532
Valvoline, Inc. (L)	386,656	9,492,405
Containers and packaging 3.7%
Avery Dennison Corp.	483,541	38,973,405
Berry Plastics Group, Inc. (I)	2,875,863	139,680,666
Crown Holdings, Inc. (I)	2,492,095	131,956,430
Graphic Packaging Holding Company	3,364,411	43,299,970
Sealed Air Corp.	2,426,283	105,737,413
WestRock Company	1,103,070	57,392,732
Metals and mining 1.0%
Steel Dynamics, Inc.	3,896,311	135,435,770
Real estate 8.5%		1,189,062,138
Equity real estate investment trusts 8.5%
American Assets Trust, Inc.	1,412,475	59,097,954
American Homes 4 Rent, Class A (L)	2,100,590	48,229,546
Boston Properties, Inc.	1,607,675	212,872,247
Douglas Emmett, Inc.	2,549,068	97,884,211
Equity Residential	1,188,953	73,976,656
Essex Property Trust, Inc.	227,064	52,572,128
GGP, Inc. (L)	3,470,768	80,452,402
Kilroy Realty Corp.	592,721	42,723,330
Kimco Realty Corp.	4,071,245	89,933,802
Regency Centers Corp.	2,631,060	174,676,073
SL Green Realty Corp. (L)	1,963,628	209,362,017

SEE NOTES TO FINANCIAL STATEMENTS
ANNUAL REPORT   |   JOHN HANCOCK DISCIPLINED VALUE MID CAP FUND       15

			Shares	Value
Real estate (continued)
Equity real estate investment trusts (continued)
The Macerich Company			734,189	$47,281,772
Utilities 6.2%				871,302,020
Electric utilities 5.6%
Alliant Energy Corp.			2,185,813	86,580,053
American Electric Power Company, Inc.			2,275,691	152,767,137
Edison International			2,347,633	186,895,063
Great Plains Energy, Inc.			4,435,361	129,601,248
PG&E Corp.			2,275,343	150,991,761
Portland General Electric Company			1,737,806	77,193,343
Multi-utilities 0.6%
Ameren Corp.			1,598,707	87,273,415
	Yield (%)		Shares	Value
Securities lending collateral 0.7%				$93,840,677
(Cost $93,840,726)
John Hancock Collateral Trust (W)	0.9609(Y	)	9,378,066	93,840,677
Short-term investments 2.4%				$338,728,349
(Cost $338,728,349)
Money market funds 2.4%				338,728,349
State Street Institutional U.S. Government Money Market Fund, Premier Class	0.6179(Y	)	338,728,349	338,728,349
Total investments (Cost $10,639,442,643)† 100.4%				$14,065,397,768
Other assets and liabilities, net (0.4%)				($58,700,471)
Total net assets 100.0%				$14,006,697,297

The percentage shown for each investment category is the total value of the category as a percentage of the net assets of the fund.
Security Abbreviations and Legend
ADR	American Depositary Receipts
(I)	Non-income producing security.
(L)	A portion of this security is on loan as of 3-31-17.
(W)	Investment is an affiliate of the fund, the advisor and/or subadvisor. This security represents the investment of cash collateral received for securities lending.
(Y)	The rate shown is the annualized seven-day yield as of 3-31-17.
†	At 3-31-17, the aggregate cost of investment securities for federal income tax purposes was $10,719,208,062. Net unrealized appreciation aggregated to $3,346,189,706, of which $3,439,129,895 related to appreciated investment securities and $92,940,189 related to depreciated investment securities.

SEE NOTES TO FINANCIAL STATEMENTS
ANNUAL REPORT   |   JOHN HANCOCK DISCIPLINED VALUE MID CAP FUND       16

Financial statements

STATEMENT OF ASSETS AND LIABILITIES 3-31-17

Assets
Unaffiliated investments, at value (Cost $10,545,601,917) including $90,556,251 of securities loaned	$13,971,557,091
Affiliated investments, at value (Cost $93,840,726)	93,840,677
Total investments, at value (Cost $10,639,442,643)	14,065,397,768
Receivable for investments sold	25,329,345
Receivable for fund shares sold	26,217,014
Dividends and interest receivable	18,077,577
Receivable for securities lending income	6,040
Other receivables and prepaid expenses	239,517
Total assets	14,135,267,261
Liabilities
Payable for investments purchased	1,884,894
Payable for fund shares repurchased	30,371,461
Payable upon return of securities loaned	93,839,743
Payable to affiliates
Accounting and legal services fees	306,322
Transfer agent fees	1,165,104
Distribution and service fees	101,844
Trustees' fees	7,474
Other liabilities and accrued expenses	893,122
Total liabilities	128,569,964
Net assets	$14,006,697,297
Net assets consist of
Paid-in capital	$10,251,100,423
Undistributed net investment income	11,619,265
Accumulated net realized gain (loss) on investments and investments	318,022,484
Net unrealized appreciation (depreciation) on investments	3,425,955,125
Net assets	$14,006,697,297

SEE NOTES TO FINANCIAL STATEMENTS
ANNUAL REPORT   |   JOHN HANCOCK DISCIPLINED VALUE MID CAP FUND       17

STATEMENT OF ASSETS AND LIABILITIES (continued)

Net asset value per share
Based on net asset values and shares outstanding-the fund has an unlimited number of shares authorized with no par value
Class A ($2,088,458,451 ÷ 96,647,532 shares)[1]	$21.61
Class C ($318,688,047 ÷ 14,636,012 shares)[1]	$21.77
Class I ($9,512,176,905 ÷ 424,778,373 shares)	$22.39
Class R2 ($215,858,559 ÷ 9,669,060 shares)	$22.32
Class R4 ($95,427,889 ÷ 4,264,516 shares)	$22.38
Class R6 ($1,773,944,315 ÷ 79,248,370 shares)	$22.38
Class ADV ($2,143,131 ÷ 99,389 shares)	$21.56
Maximum offering price per share
Class A (net asset value per share ÷ 95%)[2]	$22.75

1	Redemption price per share is equal to net asset value less any applicable contingent deferred sales charge.
2	On single retail sales of less than $50,000. On sales of $50,000 or more and on group sales the offering price is reduced.

SEE NOTES TO FINANCIAL STATEMENTS
ANNUAL REPORT   |   JOHN HANCOCK DISCIPLINED VALUE MID CAP FUND       18

STATEMENT OF OPERATIONS   For the year ended 3-31-17

Investment income
Dividends	$201,782,886
Interest	867,867
Securities lending	758,253
Less foreign taxes withheld	(43,469)
Total investment income	203,365,537
Expenses
Investment management fees	90,044,579
Distribution and service fees	10,084,910
Accounting and legal services fees	1,864,634
Transfer agent fees	12,805,500
Trustees' fees	204,914
State registration fees	350,986
Printing and postage	752,965
Professional fees	397,810
Custodian fees	1,376,504
Other	153,106
Total expenses	118,035,908
Less expense reductions	(1,051,460)
Net expenses	116,984,448
Net investment income	86,381,089
Realized and unrealized gain (loss)
Net realized gain (loss) on
Unaffiliated investments	620,467,024
Affiliated investments	22,330
620,489,354
Change in net unrealized appreciation (depreciation) of
Unaffiliated investments	1,617,214,360
Affiliated investments	(18,786)
1,617,195,574
Net realized and unrealized gain	2,237,684,928
Increase in net assets from operations	$2,324,066,017

SEE NOTES TO FINANCIAL STATEMENTS
ANNUAL REPORT   |   JOHN HANCOCK DISCIPLINED VALUE MID CAP FUND       19

STATEMENTS OF CHANGES IN NET ASSETS

	Year ended 3-31-17	Year ended 3-31-16
Increase (decrease) in net assets
From operations
Net investment income	$86,381,089	$100,220,069
Net realized gain	620,489,354	377,903,769
Change in net unrealized appreciation (depreciation)	1,617,195,574	(750,835,194)
Increase (decrease) in net assets resulting from operations	2,324,066,017	(272,711,356)
Distributions to shareholders
From net investment income
Class A	(15,701,779)	(6,909,198)
Class I	(77,837,376)	(44,367,788)
Class R2	(1,161,617)	(449,251)
Class R4	(658,127)	(516,113)
Class R6	(15,527,072)	(6,282,487)
Class ADV	(13,997)	(2,444)
From net realized gain
Class A	(45,260,409)	(118,530,557)
Class C	(6,373,935)	(19,552,094)
Class I	(163,576,275)	(426,532,269)
Class R2	(4,147,662)	(13,446,594)
Class R4	(1,647,589)	(6,646,956)
Class R6	(29,927,014)	(51,664,209)
Class ADV	(40,346)	(50,644)
Total distributions	(361,873,198)	(694,950,604)
From fund share transactions	550,891,365	1,654,438,937
Total increase	2,513,084,184	686,776,977
Net assets
Beginning of year	11,493,613,113	10,806,836,136
End of year	$14,006,697,297	$11,493,613,113
Undistributed net investment income	$11,619,265	$36,138,144

SEE NOTES TO FINANCIAL STATEMENTS
ANNUAL REPORT   |   JOHN HANCOCK DISCIPLINED VALUE MID CAP FUND       20

Financial highlights

Class A Shares Period ended	3-31-17	3-31-16	3-31-15	3-31-14	3-31-13
Per share operating performance
Net asset value, beginning of period	$18.49	$20.19	$18.23	$14.51	$12.41
Net investment income[1]	0.10	0.13	0.05	0.05	0.05
Net realized and unrealized gain (loss) on investments	3.57	(0.63)	2.42	4.03	2.09
Total from investment operations	3.67	(0.50)	2.47	4.08	2.14
Less distributions
From net investment income	(0.14)	(0.07)	(0.06)	(0.04)	(0.04)
From net realized gain	(0.41)	(1.13)	(0.45)	(0.32)	—
Total distributions	(0.55)	(1.20)	(0.51)	(0.36)	(0.04)
Net asset value, end of period	$21.61	$18.49	$20.19	$18.23	$14.51
Total return (%)[2,3]	19.96	(2.59)	13.78	28.30	17.31
Ratios and supplemental data
Net assets, end of period (in millions)	$2,088	$1,971	$2,148	$3,086	$1,169
Ratios (as a percentage of average net assets):
Expenses before reductions	1.12	1.13	1.13	1.18	1.27
Expenses including reductions	1.12	1.12	1.13	1.17	1.27
Net investment income	0.48	0.70	0.28	0.32	0.38
Portfolio turnover (%)	50	47	35	39	55

1	Based on average daily shares outstanding.
2	Total returns would have been lower had certain expenses not been reduced during the applicable periods.
3	Does not reflect the effect of sales charges, if any.

SEE NOTES TO FINANCIAL STATEMENTS
ANNUAL REPORT   |   JOHN HANCOCK DISCIPLINED VALUE MID CAP FUND       21

Class C Shares Period ended	3-31-17	3-31-16	3-31-15	3-31-14	3-31-13
Per share operating performance
Net asset value, beginning of period	$18.65	$20.43	$18.53	$14.82	$12.74
Net investment loss[1]	(0.05)	(0.01)	(0.08)	(0.07)	(0.05)
Net realized and unrealized gain (loss) on investments	3.58	(0.64)	2.43	4.10	2.13
Total from investment operations	3.53	(0.65)	2.35	4.03	2.08
Less distributions
From net realized gain	(0.41)	(1.13)	(0.45)	(0.32)	—
Net asset value, end of period	$21.77	$18.65	$20.43	$18.53	$14.82
Total return (%)[2,3]	18.99	(3.27)	12.90	27.32	16.33
Ratios and supplemental data
Net assets, end of period (in millions)	$319	$329	$366	$329	$90
Ratios (as a percentage of average net assets):
Expenses before reductions	1.87	1.88	1.89	1.94	2.08
Expenses including reductions	1.87	1.87	1.88	1.93	2.08
Net investment loss	(0.27)	(0.06)	(0.42)	(0.43)	(0.39)
Portfolio turnover (%)	50	47	35	39	55

1	Based on average daily shares outstanding.
2	Does not reflect the effect of sales charges, if any.
3	Total returns would have been lower had certain expenses not been reduced during the applicable periods.

SEE NOTES TO FINANCIAL STATEMENTS
ANNUAL REPORT   |   JOHN HANCOCK DISCIPLINED VALUE MID CAP FUND       22

Class I Shares Period ended	3-31-17	3-31-16	3-31-15	3-31-14	3-31-13
Per share operating performance
Net asset value, beginning of period	$19.14	$20.86	$18.81	$14.95	$12.79
Net investment income[1]	0.16	0.20	0.12	0.10	0.09
Net realized and unrealized gain (loss) on investments	3.69	(0.67)	2.49	4.16	2.15
Total from investment operations	3.85	(0.47)	2.61	4.26	2.24
Less distributions
From net investment income	(0.19)	(0.12)	(0.11)	(0.08)	(0.08)
From net realized gain	(0.41)	(1.13)	(0.45)	(0.32)	—
Total distributions	(0.60)	(1.25)	(0.56)	(0.40)	(0.08)
Net asset value, end of period	$22.39	$19.14	$20.86	$18.81	$14.95
Total return (%)[2]	20.25	(2.35)	14.13	28.67	17.64
Ratios and supplemental data
Net assets, end of period (in millions)	$9,512	$7,802	$7,116	$4,168	$1,762
Ratios (as a percentage of average net assets):
Expenses before reductions	0.86	0.87	0.87	0.89	0.93
Expenses including reductions	0.86	0.86	0.86	0.89	0.93
Net investment income	0.75	0.99	0.63	0.59	0.71
Portfolio turnover (%)	50	47	35	39	55

1	Based on average daily shares outstanding.
2	Total returns would have been lower had certain expenses not been reduced during the applicable periods.

SEE NOTES TO FINANCIAL STATEMENTS
ANNUAL REPORT   |   JOHN HANCOCK DISCIPLINED VALUE MID CAP FUND       23

Class R2 Shares Period ended	3-31-17	3-31-16	3-31-15	3-31-14	3-31-13
Per share operating performance
Net asset value, beginning of period	$19.09	$20.81	$18.77	$14.94	$12.78
Net investment income[1]	0.07	0.11	0.04	0.04	0.05
Net realized and unrealized gain (loss) on investments	3.68	(0.66)	2.48	4.14	2.14
Total from investment operations	3.75	(0.55)	2.52	4.18	2.19
Less distributions
From net investment income	(0.11)	(0.04)	(0.03)	(0.03)	(0.03)
From net realized gain	(0.41)	(1.13)	(0.45)	(0.32)	—
Total distributions	(0.52)	(1.17)	(0.48)	(0.35)	(0.03)
Net asset value, end of period	$22.32	$19.09	$20.81	$18.77	$14.94
Total return (%)[2]	19.76	(2.74)	13.66	28.15	17.15
Ratios and supplemental data
Net assets, end of period (in millions)	$216	$234	$250	$205	$15
Ratios (as a percentage of average net assets):
Expenses before reductions	1.27	1.27	1.29	1.28	2.15
Expenses including reductions	1.26	1.27	1.28	1.27	1.40
Net investment income	0.35	0.56	0.19	0.25	0.33
Portfolio turnover (%)	50	47	35	39	55

1	Based on average daily shares outstanding.
2	Total returns would have been lower had certain expenses not been reduced during the applicable periods.

SEE NOTES TO FINANCIAL STATEMENTS
ANNUAL REPORT   |   JOHN HANCOCK DISCIPLINED VALUE MID CAP FUND       24

Class R4 Shares Period ended	3-31-17	3-31-16	3-31-15	3-31-14[1]
Per share operating performance
Net asset value, beginning of period	$19.13	$20.85	$18.81	$15.63
Net investment income[2]	0.12	0.16	0.10	0.06
Net realized and unrealized gain (loss) on investments	3.70	(0.66)	2.47	3.49
Total from investment operations	3.82	(0.50)	2.57	3.55
Less distributions
From net investment income	(0.16)	(0.09)	(0.08)	(0.05)
From net realized gain	(0.41)	(1.13)	(0.45)	(0.32)
Total distributions	(0.57)	(1.22)	(0.53)	(0.37)
Net asset value, end of period	$22.38	$19.13	$20.85	$18.81
Total return (%)[3]	20.09	(2.50)	13.93	22.85	[4]
Ratios and supplemental data
Net assets, end of period (in millions)	$95	$104	$118	$44
Ratios (as a percentage of average net assets):
Expenses before reductions	1.11	1.12	1.15	1.30	[5]
Expenses including reductions	1.00	1.02	1.04	1.14	[5]
Net investment income	0.60	0.81	0.49	0.44	[5]
Portfolio turnover (%)	50	47	35	39	[6]

1	The inception date for Class R4 shares is 7-2-13.
2	Based on average daily shares outstanding.
3	Total returns would have been lower had certain expenses not been reduced during the applicable periods.
4	Not annualized.
5	Annualized.
6	The portfolio turnover is shown for the period from 4-1-13 to 3-31-14.

SEE NOTES TO FINANCIAL STATEMENTS
ANNUAL REPORT   |   JOHN HANCOCK DISCIPLINED VALUE MID CAP FUND       25

Class R6 Shares Period ended	3-31-17	3-31-16	3-31-15	3-31-14	3-31-13
Per share operating performance
Net asset value, beginning of period	$19.13	$20.85	$18.81	$14.95	$12.79
Net investment income[1]	0.18	0.22	0.14	0.12	0.11
Net realized and unrealized gain (loss) on investments	3.69	(0.67)	2.48	4.16	2.14
Total from investment operations	3.87	(0.45)	2.62	4.28	2.25
Less distributions
From net investment income	(0.21)	(0.14)	(0.13)	(0.10)	(0.09)
From net realized gain	(0.41)	(1.13)	(0.45)	(0.32)	—
Total distributions	(0.62)	(1.27)	(0.58)	(0.42)	(0.09)
Net asset value, end of period	$22.38	$19.13	$20.85	$18.81	$14.95
Total return (%)[2]	20.35	(2.25)	14.21	28.81	17.68
Ratios and supplemental data
Net assets, end of period (in millions)	$1,774	$1,053	$807	$444	$100
Ratios (as a percentage of average net assets):
Expenses before reductions	0.77	0.77	0.78	0.81	0.89
Expenses including reductions	0.76	0.76	0.77	0.80	0.89
Net investment income	0.86	1.13	0.73	0.71	0.84
Portfolio turnover (%)	50	47	35	39	55

1	Based on average daily shares outstanding.
2	Total returns would have been lower had certain expenses not been reduced during the applicable periods.

SEE NOTES TO FINANCIAL STATEMENTS
ANNUAL REPORT   |   JOHN HANCOCK DISCIPLINED VALUE MID CAP FUND       26

Class ADV Shares Period ended	3-31-17	3-31-16	3-31-15	3-31-14	3-31-13
Per share operating performance
Net asset value, beginning of period	$18.46	$20.15	$18.20	$14.49	$12.40
Net investment income[1]	0.11	0.12	0.04	0.03	0.04
Net realized and unrealized gain (loss) on investments	3.54	(0.63)	2.40	4.03	2.10
Total from investment operations	3.65	(0.51)	2.44	4.06	2.14
Less distributions
From net investment income	(0.14)	(0.05)	(0.04)	(0.03)	(0.05)
From net realized gain	(0.41)	(1.13)	(0.45)	(0.32)	—
Total distributions	(0.55)	(1.18)	(0.49)	(0.35)	(0.05)
Net asset value, end of period	$21.56	$18.46	$20.15	$18.20	$14.49
Total return (%)[2]	19.88	(2.59)	13.67	28.19	17.33
Ratios and supplemental data
Net assets, end of period (in millions)	$2	$1	$1	$1	$1
Ratios (as a percentage of average net assets):
Expenses before reductions	1.13	1.42	3.12	3.46	3.74
Expenses net of fee waivers	1.12	1.16	1.25	1.25	1.25
Net investment income	0.55	0.63	0.21	0.19	0.35
Portfolio turnover (%)	50	47	35	39	55

1	Based on average daily shares outstanding.
2	Total returns would have been lower had certain expenses not been reduced during the applicable periods.

SEE NOTES TO FINANCIAL STATEMENTS
ANNUAL REPORT   |   JOHN HANCOCK DISCIPLINED VALUE MID CAP FUND       27

Notes to financial statements

Note 1 — Organization

John Hancock Disciplined Value Mid Cap Fund (the fund) is a series of John Hancock Funds III (the Trust), an open-end management investment company organized as a Massachusetts business trust and registered under the Investment Company Act of 1940, as amended (the 1940 Act). The investment objective of the fund is to seek long-term growth of capital with current income as a secondary objective.

The fund may offer multiple classes of shares. The shares currently offered are detailed in the Statement of assets and liabilities. Class A and Class C shares are offered to all investors. Class I shares are offered to institutions and certain investors. Class R2 and Class R4 shares are available only to certain retirement plans. Class R6 shares are available only to certain retirement plans, institutions and other investors. Class ADV shares are available only to investors who acquired Class A shares as a result of the reorganization of the Robeco Boston Partners Mid Cap Value Fund into the fund. Shareholders of each class have exclusive voting rights to matters that affect that class. The distribution and service fees, if any, and transfer agent fees for each class may differ.

The fund is closed to new investors, subject to certain exceptions described in the fund's prospectus.

Note 2 — Significant accounting policies

The financial statements have been prepared in conformity with accounting principles generally accepted in the United States of America (US GAAP), which require management to make certain estimates and assumptions as of the date of the financial statements. Actual results could differ from those estimates and those differences could be significant. The fund qualifies as an investment company under Topic 946 of Accounting Standards Codification of US GAAP.

Events or transactions occurring after the end of the fiscal period through the date that the financial statements were issued have been evaluated in the preparation of the financial statements. The following summarizes the significant accounting policies of the fund:

Security valuation. Investments are stated at value as of the scheduled close of regular trading on the New York Stock Exchange (NYSE), normally at 4:00 p.m., Eastern Time. In case of emergency or other disruption resulting in the NYSE not opening for trading or the NYSE closing at a time other than the regularly scheduled close, the net asset value (NAV) may be determined as of the regularly scheduled close of the NYSE pursuant to the fund's Valuation Policies and Procedures.

In order to value the securities, the fund uses the following valuation techniques: Equity securities held by the fund are typically valued at the last sale price or official closing price on the exchange or principal market where the security trades. In the event there were no sales during the day or closing prices are not available, the securities are valued using the last available bid price. Investments by the fund in open-end mutual funds, including John Hancock Collateral Trust (JHCT), are valued at their respective NAVs each business day. Foreign securities and currencies are valued in U.S. dollars based on foreign currency exchange rates supplied by an independent pricing vendor.

In certain instances, the Pricing Committee may determine to value equity securities using prices obtained from another exchange or market if trading on the exchange or market on which prices are typically obtained did not open for trading as scheduled, or if trading closed earlier than scheduled, and trading occurred as normal on another exchange or market.

Other portfolio securities and assets, for which reliable market quotations are not readily available, are valued at fair value as determined in good faith by the fund's Pricing Committee following procedures established by the Board of Trustees. The frequency with which these fair valuation procedures are used cannot be predicted and fair value of securities may differ significantly from the value that would have been used had a ready market for such securities existed.

The fund uses a three-tier hierarchy to prioritize the pricing assumptions, referred to as inputs, used in valuation techniques to measure fair value. Level 1 includes securities valued using quoted prices in active markets for identical securities. Level 2 includes securities valued using other significant observable inputs. Observable inputs may include quoted prices for similar securities, interest rates, prepayment speeds and credit risk. Prices for securities valued using these inputs are received from independent pricing vendors and brokers and are based on an evaluation of the inputs described. Level 3 includes securities valued using significant unobservable inputs when market prices are not readily available or reliable, including the fund's

ANNUAL REPORT   |   JOHN HANCOCK DISCIPLINED VALUE MID CAP FUND       28

own assumptions in determining the fair value of investments. Factors used in determining value may include market or issuer specific events or trends, changes in interest rates and credit quality. The inputs or methodology used for valuing securities are not necessarily an indication of the risks associated with investing in those securities. Changes in valuation techniques and related inputs may result in transfers into or out of an assigned level within the disclosure hierarchy.

As of March 31, 2017, all investments are categorized as Level 1 under the hierarchy described above.

Security transactions and related investment income. Investment security transactions are accounted for on a trade date plus one basis for daily NAV calculations. However, for financial reporting purposes, investment transactions are reported on trade date. Interest income is accrued as earned. Dividend income is recorded on the ex-date, except for dividends of foreign securities where the dividend may not be known until after the ex-date. In those cases, dividend income, net of withholding taxes, is recorded when the fund becomes aware of the dividends. Foreign taxes are provided for based on the fund's understanding of the tax rules and rates that exist in the foreign markets in which it invests. Gains and losses on securities sold are determined on the basis of identified cost and may include proceeds from litigation.

Real estate investment trusts. The fund may invest in real estate investment trusts (REITs). Distributions from REITs may be recorded as income and subsequently characterized by the REIT at the end of the fiscal year as a reduction of cost of investments and/or as a realized gain. As a result, the fund will estimate the components of distributions from these securities. Such estimates are revised when the actual components of the distributions are known.

Securities lending. The fund may lend its securities to earn additional income. The fund receives cash collateral from the borrower in an amount not less than the market value of the loaned securities. The fund will invest its collateral in JHCT, an affiliate of the fund, which has a floating NAV and is registered with the Securities and Exchange Commission (SEC) as an investment company. JHCT invests cash received as collateral as part of the securities lending program in short-term money market investments. The fund will receive the benefit of any gains and bear any losses generated by JHCT with respect to the cash collateral.

The fund has the right to recall loaned securities on demand. If a borrower fails to return loaned securities when due, then the lending agent is responsible and indemnifies the fund for the lent securities. The lending agent uses the collateral received from the borrower to purchase replacement securities of the same issue, type, class and series of the loaned securities. If the value of the collateral is less than the purchase cost of replacement securities, the lending agent is responsible for satisfying the shortfall but only to the extent that the shortfall is not due to any decrease in the value of JHCT.

Although the risk of the loss of the securities lent is mitigated by receiving collateral from the borrower and through lending agent indemnification, the fund could experience a delay in recovering securities or could experience a lower than expected return if the borrower fails to return the securities on a timely basis. The fund receives compensation for lending its securities by retaining a portion of the return on the investment of the collateral and compensation from fees earned from borrowers of the securities. Securities lending income received by the fund is net of fees retained by the securities lending agent. Net income received from JHCT is a component of securities lending income as recorded on the Statement of operations.

Obligations to repay collateral received by the fund are shown on the Statements of assets and liabilities as Payable upon return of securities loaned and are secured by the loaned securities. As of March 31, 2017, the fund loaned common stocks valued at $90,556,251 and received $93,839,743 of cash collateral.

Foreign taxes. The fund may be subject to withholding tax on income and/or capital gains or repatriation taxes imposed by certain countries in which the fund invests. Taxes are accrued based upon investment income, realized gains or unrealized appreciation.

Line of credit. The fund may borrow from banks for temporary or emergency purposes, including meeting redemption requests that otherwise might require the untimely sale of securities. Pursuant to the fund's custodian agreement, the custodian may loan money to the fund to make properly authorized payments. The fund is obligated to repay the custodian for any overdraft, including any related costs or expenses. The custodian may have a lien, security interest or security

ANNUAL REPORT   |   JOHN HANCOCK DISCIPLINED VALUE MID CAP FUND       29

entitlement in any fund property that is not otherwise segregated or pledged, to the extent of any overdraft, and to the maximum extent permitted by law.

Effective June 30, 2016, the fund and other affiliated funds have entered into a syndicated line of credit agreement with Citibank, N.A. as the administrative agent that enables them to participate in a $1 billion unsecured committed line of credit. Excluding commitments designated for a certain fund and subject to the need of other affiliated funds, the fund can borrow up to an aggregate commitment amount of $750 million, subject to asset coverage and other limitations as specified in the agreement. A commitment fee payable at the end of each calendar quarter, based on the average daily unused portion of the line of credit, is charged to each participating fund based on a combination of fixed and asset based allocations and is reflected in Other expenses on the Statement of operations. Prior to June 30, 2016, the fund had a similar agreement that enabled it to participate in a $750 million unsecured committed line of credit. For the year ended March 31, 2017, the fund had no borrowings under either the line of credit. Commitment fees for the year ended March 31, 2017, were $32,185.

Expenses. Within the John Hancock group of funds complex, expenses that are directly attributable to an individual fund are allocated to such fund. Expenses that are not readily attributable to a specific fund are allocated among all funds in an equitable manner, taking into consideration, among other things, the nature and type of expense and the fund's relative net assets. Expense estimates are accrued in the period to which they relate and adjustments are made when actual amounts are known.

Class allocations. Income, common expenses and realized and unrealized gains (losses) are determined at the fund level and allocated daily to each class of shares based on the net assets of the class. Class-specific expenses, such as distribution and service fees, if any, and transfer agent fees, for all classes, are calculated daily at the class level based on the net assets of each class and the specific expense rates applicable to each class.

Federal income taxes. The fund intends to continue to qualify as a regulated investment company by complying with the applicable provisions of the Internal Revenue Code and will not be subject to federal income tax on taxable income that is distributed to shareholders. Therefore, no federal income tax provision is required.

As of March 31, 2017, the fund had no uncertain tax positions that would require financial statement recognition, derecognition or disclosure. The fund's federal tax returns are subject to examination by the Internal Revenue Service for a period of three years.

Distribution of income and gains. Distributions to shareholders from net investment income and net realized gains, if any, are recorded on the ex-date. The fund generally declares and pays dividends and capital gain distributions, if any, annually.

The tax character of distributions for the years ended March 31, 2017 and 2016 was as follows:

	March 31, 2017	March 31, 2016
Ordinary Income	$110,899,968	$114,826,724
Long-Term Capital Gain	250,973,230	580,123,880
Total	$361,873,198	$694,950,604

Distributions paid by the fund with respect to each class of shares are calculated in the same manner, at the same time and in the same amount, except for the effect of class level expenses that may be applied differently to each class. As of March 31, 2017, the components of distributable earnings on a tax basis consisted of $26,799,060 of undistributed ordinary income and $382,608,108 of undistributed long-term capital gains.

Such distributions and distributable earnings, on a tax basis, are determined in conformity with income tax regulations, which may differ from US GAAP. Distributions in excess of tax basis earnings and profits, if any, are reported in the fund's financial statements as a return of capital.

ANNUAL REPORT   |   JOHN HANCOCK DISCIPLINED VALUE MID CAP FUND       30

Capital accounts within the financial statements are adjusted for permanent book-tax differences. These adjustments have no impact on net assets or the results of operations. Temporary book-tax differences, if any, will reverse in a subsequent period. Book-tax differences are primarily attributable to wash sale loss deferrals.

Note 3 — Guarantees and indemnifications

Under the Trust's organizational documents, its Officers and Trustees are indemnified against certain liabilities arising out of the performance of their duties to the Trust, including the fund. Additionally, in the normal course of business, the fund enters into contracts with service providers that contain general indemnification clauses. The fund's maximum exposure under these arrangements is unknown, as this would involve future claims that may be made against the fund that have not yet occurred. The risk of material loss from such claims is considered remote.

Note 4 — Fees and transactions with affiliates

John Hancock Advisers, LLC (the Advisor) serves as investment advisor for the fund. John Hancock Funds, LLC (the Distributor), an affiliate of the Advisor, serves as principal underwriter of the fund. The Advisor and the Distributor are indirect, wholly owned subsidiaries of Manulife Financial Corporation (MFC).

Management fee. The fund has an investment management agreement with the Advisor under which the fund pays a daily management fee to the Advisor equivalent on an annual basis to the sum of: (a) 0.800% of the first $500 million of the fund's average daily net assets; (b) 0.775% of the next $500 million of the fund's average daily net assets; (c) 0.750% of the next $500 million of the fund's average daily net assets; (d) 0.725% of the next $1 billion of the fund's average daily net assets; and (e) 0.700% of the fund's average daily net assets in excess of $2.5 billion. The Advisor has a subadvisory agreement with Boston Partners, a division of Robeco Investment Management, Inc. The fund is not responsible for payment of the subadvisory fees.

The Advisor has contractually agreed to waive a portion of its management fee and/or reimburse expenses for certain funds of the John Hancock group of funds complex, including the fund (the participating portfolios). This waiver is based upon aggregate net assets of all the participating portfolios. The amount of the reimbursement is calculated daily and allocated among all the participating portfolios in proportion to the daily net assets of each fund. During the year end March 31, 2017, this waiver amounted to 0.01% of the fund's average net assets. This arrangement may be amended or terminated at any time by the Advisor upon notice to the fund and with the approval of the Board of Trustees.

For the year ended March 31, 2017, these expense reductions amounted to the following:

Class	Expense reduction	Class	Expense reduction
Class A	$162,016	Class R4	$6,822
Class C	25,002	Class R6	108,216
Class I	642,148	Class ADV	130
Class R2	17,093	Total	$961,427

Expenses waived or reimbursed in the current fiscal period are not subject to recapture in future fiscal periods.

The investment management fees, including the impact of the waivers and reimbursements as described above, incurred for the year ended March 31, 2017, were equivalent to a net annual effective rate of 0.70% of the fund's average daily net assets.

Accounting and legal services. Pursuant to a service agreement, the fund reimburses the Advisor for all expenses associated with providing the administrative, financial, legal, accounting and recordkeeping services to the fund, including the preparation of all tax returns, periodic reports to shareholders and regulatory reports, among other services. These expenses are allocated to each share class based on its relative net assets at the time the expense was incurred. These accounting and legal services fees incurred for the year ended March 31, 2017 amounted to an annual rate of 0.01% of the fund's average daily net assets.

ANNUAL REPORT   |   JOHN HANCOCK DISCIPLINED VALUE MID CAP FUND       31

Distribution and service plans. The fund has a distribution agreement with the Distributor. The fund has adopted distribution and service plans with respect to Class A, Class C,Class R2, Class R4 and Class ADV pursuant to Rule 12b-1 under the 1940 Act, to pay the Distributor for services provided as the distributor of shares of the fund. In addition, under a service plan for Class R2 and Class R4, the fund pays for certain other services. The fund may pay up to the following contractual rates of distribution and service fees under these arrangements, expressed as an annual percentage of average daily net assets for each class of the fund's shares:

Class	Rule 12b-1 fee	Service fee	Class	Rule 12b-1 fee	Service fee
Class A	0.30%	—	Class R4	0.25%	0.10%
Class C	1.00%	—	Class ADV	0.25%	—
Class R2	0.25%	0.25%

Currently only 0.25% is charged to Class A shares for Rule 12b-1 fees.

The fund's Distributor has contractually agreed to waive 0.10% of Rule12b-1 fees for Class R4 shares. The current waiver agreement expires on June 30, 2017, unless renewed by mutual agreement of the fund and the Distributor based upon a determination that this is appropriate under the circumstances at the time. This contractual waiver amounted to $90,033 for Class R4 shares for the year ended March 31, 2017.

Sales charges. Class A shares are assessed up-front sales charges, which resulted in payments to the Distributor amounting to $721,325 for the year ended March 31, 2017. Of this amount, $100,519 was retained and used for printing prospectuses, advertising, sales literature and other purposes, $618,757 was paid as sales commissions to broker-dealers and $2,049 was paid as sales commissions to sales personnel of Signator Investors, Inc., a broker-dealer affiliate of the Advisor.

Class A and Class C shares may be subject to contingent deferred sales charges (CDSCs). Certain Class A shares that are acquired through purchases of $1 million or more and are redeemed within one year of purchase are subject to a 1.00% sales charge. Class C shares that are redeemed within one year of purchase are subject to a 1.00% CDSC. CDSCs are applied to the lesser of the current market value at the time of redemption or the original purchase cost of the shares being redeemed. Proceeds from CDSCs are used to compensate the Distributor for providing distribution-related services in connection with the sale of these shares. During the year ended March 31, 2017, CDSCs received by the Distributor amounted to $1,043 and $9,242 for Class A and Class C shares, respectively.

Transfer agent fees. The fund has a transfer agent agreement with John Hancock Signature Services, Inc. (Signature Services), an affiliate of the Advisor. The transfer agent fees paid to Signature Services are determined based on the cost to Signature Services (Signature Services Cost) of providing recordkeeping services. It also includes out-of-pocket expenses, including payments made to third-parties for recordkeeping services provided to their clients who invest in one or more John Hancock funds. In addition, Signature Services Cost may be reduced by certain fees that Signature Services receives in connection with retirement and small accounts. Signature Services Cost is calculated monthly and allocated, as applicable, to five categories of share classes: Retail Share and Institutional Share Classes of Non-Municipal Bond Funds, Class R6 Shares, Retirement Share Classes and Municipal Bond Share Classes. Within each of these categories, the applicable costs are allocated to the affected John Hancock affiliated funds and/or classes, based on the relative average daily net assets.

ANNUAL REPORT   |   JOHN HANCOCK DISCIPLINED VALUE MID CAP FUND       32

Class level expenses. Class level expenses for the year ended March 31, 2017 were:

Class	Distribution and service fees	Transfer agent fees
Class A	$5,347,094	$2,633,979
Class C	3,300,649	406,418
Class I	—	9,478,379
Class R2	1,125,294	37,109
Class R4	307,605	14,764
Class R6	—	232,747
Class ADV	4,268	2,104
Total	$10,084,910	$12,805,500

Trustee expenses. The fund compensates each Trustee who is not an employee of the Advisor or its affiliates. The costs of paying Trustee compensation and expenses are allocated to each fund based on its net assets relative to other funds within the John Hancock group of funds complex.

Interfund lending program Pursuant to an Exemptive Order issued by the SEC, the fund, along with certain other funds advised by the Advisor or its affiliates, may participate in an interfund lending program. This program provides an alternative credit facility allowing the funds to borrow from, or lend money to, other participating affiliated funds. At period end, no interfund loans were outstanding. Interest income is included in Interest on the Statement of operations. The fund's activity in this program during the period for which loans were outstanding was as follows:

Borrower or lender	Weighted average loan balance	Days outstanding	Weighted average interest rate	Interest income
Lender	$5,969,897	4	0.763%	$506

Note 5 — Fund share transactions

Transactions in fund shares for the years ended March 31, 2017 and 2016 were as follows:

		Year ended 3-31-17		Year ended 3-31-16
	Shares	Amount	Shares	Amount
Class A shares
Sold	32,092,415	$642,654,563	21,552,676	$412,766,577
Distributions reinvested	2,643,041	55,239,558	6,034,797	112,911,059
Repurchased	(44,668,560)	(918,731,589)	(27,405,721)	(516,146,241)
Net increase (decrease)	(9,933,104)	($220,837,468)	181,752	$9,531,395
Class C shares
Sold	809,373	$16,578,524	1,462,579	$28,488,911
Distributions reinvested	242,188	5,112,582	779,448	14,731,558
Repurchased	(4,064,785)	(83,233,975)	(2,507,649)	(47,704,933)
Net decrease	(3,013,224)	($61,542,869)	(265,622)	($4,484,464)
Class I shares
Sold	122,616,811	$2,588,164,269	135,576,524	$2,682,776,608
Distributions reinvested	9,584,442	207,407,334	20,560,074	397,837,424
Repurchased	(115,023,509)	(2,392,671,881)	(89,741,468)	(1,747,523,008)
Net increase	17,177,744	$402,899,722	66,395,130	$1,333,091,024

ANNUAL REPORT   |   JOHN HANCOCK DISCIPLINED VALUE MID CAP FUND       33

		Year ended 3-31-17		Year ended 3-31-16
	Shares	Amount	Shares	Amount
Class R2 shares
Sold	2,485,001	$51,904,984	4,196,078	$82,483,640
Distributions reinvested	198,101	4,278,977	579,958	11,204,789
Repurchased	(5,254,489)	(109,019,917)	(4,536,126)	(88,402,820)
Net increase (decrease)	(2,571,387)	($52,835,956)	239,910	$5,285,609
Class R4 shares
Sold	1,673,787	$35,547,064	2,262,975	$44,142,313
Distributions reinvested	106,549	2,305,716	370,181	7,163,001
Repurchased	(2,955,894)	(59,446,028)	(2,860,512)	(54,855,218)
Net decrease	(1,175,558)	($21,593,248)	(227,356)	($3,549,904)
Class R6 shares
Sold	36,871,080	$769,060,764	21,727,749	$420,412,366
Distributions reinvested	2,031,233	43,935,568	2,997,760	57,946,695
Repurchased	(14,692,543)	(309,311,150)	(8,408,365)	(163,716,912)
Net increase	24,209,770	$503,685,182	16,317,144	$314,642,149
Class ADV shares
Sold	71,637	$1,404,952	1,872	$33,000
Distributions reinvested	2,605	54,343	2,844	53,088
Repurchased	(16,961)	(343,293)	(8,980)	(162,960)
Net increase (decrease)	57,281	$1,116,002	(4,264)	($76,872)
Total net increase	24,751,522	$550,891,365	82,636,694	$1,654,438,937

Note 6 — Purchase and sale of securities

Purchases and sales of securities, other than short-term investments, amounted to $6,448,152,496 and $6,197,841,083, respectively, for the year ended March 31, 2017.

Note 7 — Interfund trading

The fund is permitted to purchase or sell securities from or to certain other affiliated funds, as set forth in Rule 17a-7 of the 1940 Act, under specified conditions outlined in procedures adopted by the Board of Trustees of the Trust. The procedures have been designed to ensure that any purchase or sale of securities by the fund from or to another fund that is or could be considered an affiliate complies with Rule 17a-7 of the 1940 Act. Further, as defined under the procedures, each transaction is effected at the current market price. Pursuant to these procedures, for the year ended March 31, 2017, the fund engaged in purchases amounting to $46,745,093.

Note 8 — New rule issuance

In October 2016, the SEC issued Final Rule Release No.33-10231, Investment Company Reporting Modernization (the Release). The Release calls for the adoption of new rules and forms as well as amendments to its rules and forms to modernize the reporting and disclosure of information by registered investment companies. The SEC is adopting amendments to Regulation S-X, which will require standardized, enhanced disclosure about derivatives in investment company financial statements, as well as other amendments. The updates to Regulation S-X are effective August 1, 2017 and may result in additional disclosure relating to the presentation of derivatives and certain other financial instruments. These updates will have no impact on the fund's net assets or results of operations.

ANNUAL REPORT   |   JOHN HANCOCK DISCIPLINED VALUE MID CAP FUND       34

AUDITOR'S REPORT

Report of Independent Registered Public Accounting Firm

To the Board of Trustees of John Hancock Funds III and Shareholders of John Hancock Disciplined Value Mid Cap Fund:

In our opinion, the accompanying statement of assets and liabilities, including the fund's investments, and the related statements of operations and of changes in net assets and the financial highlights present fairly, in all material respects, the financial position of the John Hancock Disciplined Value Mid Cap Fund (the "Fund") as of March 31, 2017, the results of its operations for the year then ended, the changes in its net assets for each of the two years in the period then ended and the financial highlights for each of the periods presented, in conformity with accounting principles generally accepted in the United States of America. These financial statements and financial highlights (hereafter referred to as "financial statements") are the responsibility of the Fund's management. Our responsibility is to express an opinion on these financial statements based on our audits. We conducted our audits of these financial statements in accordance with the standards of the Public Company Accounting Oversight Board (United States). Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements are free of material misstatement. An audit includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements, assessing the accounting principles used and significant estimates made by management, and evaluating the overall financial statement presentation. We believe that our audits, which included confirmation of securities as of March 31, 2017 by correspondence with the custodian, brokers, and transfer agent, and the application of alternative auditing procedures where securities purchased confirmations had not been received, provide a reasonable basis for our opinion.

PricewaterhouseCoopers LLP

Boston, Massachusetts

May 16, 2017

ANNUAL REPORT   |   JOHN HANCOCK DISCIPLINED VALUE MID CAP FUND       35

TAX INFORMATION

Unaudited

For federal income tax purposes, the following information is furnished with respect to the distributions of the fund, if any, paid during its taxable year ended March 31, 2017.

The fund reports the maximum amount allowable of its net taxable income as eligible for the corporate dividends-received deduction.

The fund reports the maximum amount allowable of its net taxable income as qualified dividend income as provided in the Jobs and Growth Tax Relief Reconciliation Act of 2003.

The fund paid $250,973,230 in capital gain dividends.

Eligible shareholders will be mailed a 2017 Form 1099-DIV in early 2018. This will reflect the tax character of all distributions paid in calendar year 2017.

Please consult a tax advisor regarding the tax consequences of your investment in the fund.

ANNUAL REPORT   |   JOHN HANCOCK DISCIPLINED VALUE MID CAP FUND       36

Trustees and Officers

This chart provides information about the Trustees and Officers who oversee your John Hancock fund. Officers elected by the Trustees manage the day-to-day operations of the fund and execute policies formulated by the Trustees.

Independent Trustees

Name, year of birth Position(s) held with Trust Principal occupation(s) and other directorships during past 5 years	Trustee of the Trust since[1]	Number of John Hancock funds overseen by Trustee
Hassell H. McClellan, Born: 1945	2012	228
Trustee and Chairperson of the Board
Director/Trustee, Virtus Funds (since 2008); Director, The Barnes Group (since 2010); Associate Professor, The Wallace E. Carroll School of Management, Boston College (retired 2013). Trustee (since 2014) and Chairperson of the Board (since 2017), John Hancock Collateral Trust; Trustee (since 2015) and Chairperson of the Board (since 2017), John Hancock Exchange-Traded Fund Trust; Trustee (since 2012) and Chairperson of the Board (since 2017), John Hancock retail funds[3]; Trustee (2005-2006 and since 2012) and Chairperson of the Board (since 2017), John Hancock Funds III; Trustee (since 2005) and Chairperson of the Board (since 2017), John Hancock Variable Insurance Trust and John Hancock Funds II.

Charles L. Bardelis,[2] Born: 1941	2012	228
Trustee
Director, Island Commuter Corp. (marine transport). Trustee, John Hancock Collateral Trust (since 2014), Trustee, John Hancock Exchange-Traded Fund Trust (since 2015); Trustee, John Hancock retail funds[3] (since 2012); Trustee, John Hancock Funds III (2005-2006 and since 2012); Trustee, John Hancock Variable Insurance Trust (since 1988); Trustee, John Hancock Funds II (since 2005).

Peter S. Burgess,[2] Born: 1942	2012	228
Trustee
Consultant (financial, accounting, and auditing matters) (since 1999); Certified Public Accountant; Partner, Arthur Andersen (independent public accounting firm) (prior to 1999); Director, Lincoln Educational Services Corporation (since 2004); Director, Symetra Financial Corporation (2010-2016); Director, PMA Capital Corporation (2004-2010). Trustee, John Hancock Collateral Trust (since 2014); Trustee, John Hancock Exchange-Traded Fund Trust (since 2015); Trustee, John Hancock retail funds[3] (since 2012); Trustee, John Hancock Funds III (2005-2006 and since 2012); Trustee, John Hancock Variable Insurance Trust and John Hancock Funds II (since 2005).

William H. Cunningham, Born: 1944	2006	228
Trustee
Professor, University of Texas, Austin, Texas (since 1971); former Chancellor, University of Texas System and former President of the University of Texas, Austin, Texas; Chairman (since 2009) and Director (since 2006), Lincoln National Corporation (insurance); Director, Southwest Airlines (since 2000); former Director, LIN Television (2009-2014). Trustee, John Hancock retail funds[3] (since 1986); Trustee, John Hancock Variable Insurance Trust (since 2012); Trustee, John Hancock Funds II (2005-2006 and since 2012); Trustee, John Hancock Collateral Trust (since 2014); Trustee, John Hancock Exchange-Traded Fund Trust (since 2015).

Grace K. Fey, Born: 1946	2012	228
Trustee
Chief Executive Officer, Grace Fey Advisors (since 2007); Director and Executive Vice President, Frontier Capital Management Company (1988-2007); Director, Fiduciary Trust (since 2009). Trustee, John Hancock Collateral Trust (since 2014); Trustee, John Hancock Exchange-Traded Fund Trust (since 2015); Trustee, John Hancock retail funds[3] (since 2012); Trustee, John Hancock Variable Insurance Trust and John Hancock Funds II (since 2008).

ANNUAL REPORT   |   JOHN HANCOCK DISCIPLINED VALUE MID CAP FUND       37

Independent Trustees (continued)

Name, year of birth Position(s) held with Trust Principal occupation(s) and other directorships during past 5 years	Trustee of the Trust since[1]	Number of John Hancock funds overseen by Trustee
Theron S. Hoffman,[2] Born: 1947	2012	228
Trustee
Chief Executive Officer, T. Hoffman Associates, LLC (consulting firm) (since 2003); Director, The Todd Organization (consulting firm) (2003-2010); President, Westport Resources Management (investment management consulting firm) (2006-2008); Senior Managing Director, Partner, and Operating Head, Putnam Investments (2000-2003); Executive Vice President, The Thomson Corp. (financial and legal information publishing) (1997-2000). Trustee, John Hancock Collateral Trust (since 2014); Trustee, John Hancock Exchange-Traded Fund Trust (since 2015); Trustee, John Hancock retail funds[3] (since 2012); Trustee, John Hancock Variable Insurance Trust and John Hancock Funds II (since 2008).

Deborah C. Jackson, Born: 1952	2008	228
Trustee
President, Cambridge College, Cambridge, Massachusetts (since 2011); Board of Directors, National Association of Corporate Directors/New England (since 2015); Board of Directors, Association of Independent Colleges and Universities of Massachusetts, (since 2014); Chief Executive Officer, American Red Cross of Massachusetts Bay (2002-2011); Board of Directors of Eastern Bank Corporation (since 2001); Board of Directors of Eastern Bank Charitable Foundation (since 2001); Board of Directors of American Student Assistance Corporation (1996-2009); Board of Directors of Boston Stock Exchange (2002-2008); Board of Directors of Harvard Pilgrim Healthcare (health benefits company) (2007-2011). Trustee, John Hancock retail funds[3] (since 2008); Trustee, John Hancock Variable Insurance Trust and John Hancock Funds II (since 2012); Trustee, John Hancock Collateral Trust (since 2014); and Trustee, John Hancock Exchange-Traded Fund Trust (since 2015).

James M. Oates, Born: 1946	2012	228

Trustee
Managing Director, Wydown Group (financial consulting firm) (since 1994); Chairman and Director, Emerson Investment Management, Inc. (2000-2015); Independent Chairman, Hudson Castle Group, Inc. (formerly IBEX Capital Markets, Inc.) (financial services company) (1997-2011); Director, Stifel Financial (since 1996); Director, Investor Financial Services Corporation (1995-2007); Director, Connecticut River Bancorp (1998-2014); Director/Trustee, Virtus Funds (since 1988). Trustee (since 2014) and Chairperson of the Board (2014-2016), John Hancock Collateral Trust; Trustee (since 2015) and Chairperson of the Board (2015-2016), John Hancock Exchange-Traded Fund Trust; Trustee (since 2012) and Chairperson of the Board (2012-2016), John Hancock retail funds[3]; Trustee (2005-2006 and since 2012) and Chairperson of the Board (2012-2016), John Hancock Funds III; Trustee (since 2004) and Chairperson of the Board (since 2005-2016), John Hancock Variable Insurance Trust; Trustee (since 2005) and Chairperson of the Board, John Hancock Funds II (2005-2016).

Steven R. Pruchansky, Born: 1944	2006	228
Trustee and Vice Chairperson of the Board
Chairman and Chief Executive Officer, Greenscapes of Southwest Florida, Inc. (since 2000); Director and President, Greenscapes of Southwest Florida, Inc. (until 2000); Member, Board of Advisors, First American Bank (until 2010); Managing Director, Jon James, LLC (real estate) (since 2000); Partner, Right Funding, LLC (since 2014); Director, First Signature Bank & Trust Company (until 1991); Director, Mast Realty Trust (until 1994); President, Maxwell Building Corp. (until 1991). Trustee (since 1992) and Chairperson of the Board (2011-2012), John Hancock retail funds[3]; Trustee and Vice Chairperson of the Board, John Hancock retail funds[3] John Hancock Variable Insurance Trust, and John Hancock Funds II (since 2012); Trustee and Vice Chairperson of the Board, John Hancock Collateral Trust (since 2014); Trustee and Vice Chairperson of the Board, John Hancock Exchange-Traded Fund Trust (since 2015).

ANNUAL REPORT   |   JOHN HANCOCK DISCIPLINED VALUE MID CAP FUND       38

Independent Trustees (continued)

Name, year of birth Position(s) held with Trust Principal occupation(s) and other directorships during past 5 years	Trustee of the Trust since[1]	Number of John Hancock funds overseen by Trustee
Gregory A. Russo, Born: 1949	2008	228
Trustee
Director and Audit Committee Chairman (since 2012), and Member, Audit Committee and Finance Committee (since 2011), NCH Healthcare System, Inc. (holding company for multi-entity healthcare system); Director and Member (since 2012) and Finance Committee Chairman (since 2014), The Moorings, Inc. (nonprofit continuing care community); Vice Chairman, Risk & Regulatory Matters, KPMG LLP (KPMG) (2002-2006); Vice Chairman, Industrial Markets, KPMG (1998-2002); Chairman and Treasurer, Westchester County, New York, Chamber of Commerce (1986-1992); Director, Treasurer, and Chairman of Audit and Finance Committees, Putnam Hospital Center (1989-1995); Director and Chairman of Fundraising Campaign, United Way of Westchester and Putnam Counties, New York (1990-1995). Trustee, John Hancock retail funds[3] (since 2008); Trustee, John Hancock Variable Insurance Trust and John Hancock Funds II (since 2012); Trustee, John Hancock Collateral Trust (since 2014); Trustee, John Hancock Exchange-Traded Fund Trust (since 2015).

Non-Independent Trustees4

Name, year of birth Position(s) held with Trust Principal occupation(s) and other directorships during past 5 years	Trustee of the Trust since[1]	Number of John Hancock funds overseen by Trustee
James R. Boyle, Born: 1959	2015	228
Non-Independent Trustee
Chairman and Chief Executive Officer, Zillion Group, Inc. (formerly HealthFleet, Inc.) (healthcare) (since 2014); Executive Vice President and Chief Executive Officer, U.S. Life Insurance Division of Genworth Financial, Inc. (insurance) (January 2014-July 2014); Senior Executive Vice President, Manulife Financial Corporation, President and Chief Executive Officer, John Hancock (1999-2012); Chairman and Director, John Hancock Advisers, LLC, John Hancock Funds, LLC, and John Hancock Investment Management Services, LLC (2005-2010). Trustee, John Hancock Collateral Trust and John Hancock Exchange-Traded Fund Trust (since 2015); Trustee, John Hancock retail funds[3] (2005-2010; 2012-2014 and since 2015); Trustee, John Hancock Variable Insurance Trust and John Hancock Funds II (2005-2014 and since 2015).

Craig Bromley, Born: 1966	2012	228
Non-Independent Trustee
President, John Hancock Financial Service (since 2012); Senior Executive Vice President and General Manager, U.S. Division, Manulife Financial Corporation (since 2012); President and Chief Executive Officer, Manulife Insurance Company (Manulife Japan) (2005-2012, including prior positions). Trustee, John Hancock retail funds,[3] John Hancock Variable Insurance Trust, and John Hancock Funds II (since 2012); Trustee, John Hancock Collateral Trust (since 2014); Trustee, John Hancock Exchange-Traded Fund Trust (since 2015).

Warren A. Thomson, Born: 1955	2012	228
Non-Independent Trustee
Senior Executive Vice President and Chief Investment Officer, Manulife Financial Corporation and The Manufacturers Life Insurance Company (since 2009); Chairman, Manulife Asset Management (since 2001, including prior positions); Director and Chairman, Manulife Asset Management Limited (since 2006); Director and Chairman, Hancock Natural Resources Group, Inc. (since 2013). Trustee, John Hancock retail funds,[3] John Hancock Variable Insurance Trust, and John Hancock Funds II (since 2012); Trustee, John Hancock Collateral Trust (since 2014); Trustee, John Hancock Exchange-Traded Fund Trust (since 2015).

ANNUAL REPORT   |   JOHN HANCOCK DISCIPLINED VALUE MID CAP FUND       39

Principal officers who are not Trustees

Name, year of birth Position(s) held with Trust Principal occupation(s) during past 5 years	Officer of the Trust since
Andrew G. Arnott, Born: 1971	2009
President
Senior Vice President, John Hancock Financial Services (since 2009); Director and Executive Vice President, John Hancock Advisers, LLC (since 2005, including prior positions); Director and Executive Vice President, John Hancock Investment Management Services, LLC (since 2006, including prior positions); President, John Hancock Funds, LLC (since 2004, including prior positions); President, John Hancock retail funds,[3] John Hancock Variable Insurance Trust, and John Hancock Funds II (since 2007, including prior positions); President, John Hancock Collateral Trust and John Hancock Exchange-Traded Fund Trust (since 2014).

John J. Danello, Born: 1955	2014
Senior Vice President, Secretary, and Chief Legal Officer
Vice President and Chief Counsel, John Hancock Wealth Management (since 2005); Senior Vice President (since 2007) and Chief Legal Counsel (2007-2010), John Hancock Funds, LLC and The Berkeley Financial Group, LLC; Senior Vice President (since 2006, including prior positions) and Chief Legal Officer and Secretary (since 2014), John Hancock retail funds,[3] John Hancock Funds II and John Hancock Variable Insurance Trust; Senior Vice President, Secretary and Chief Legal Officer, John Hancock Collateral Trust and John Hancock Exchange-Traded Fund Trust (since 2014); Vice President, John Hancock Life & Health Insurance Company (since 2009); Vice President, John Hancock Life Insurance Company (USA) and John Hancock Life Insurance Company of New York (since 2010); and Senior Vice President, Secretary and Chief Legal Counsel (2007-2014, including prior positions) of John Hancock Advisers, LLC and John Hancock Investment Management Services, LLC.

Francis V. Knox, Jr., Born: 1947	2006
Chief Compliance Officer
Vice President, John Hancock Financial Services (since 2005); Chief Compliance Officer, John Hancock retail funds,[3] John Hancock Variable Insurance Trust, John Hancock Funds II, John Hancock Advisers, LLC, and John Hancock Investment Management Services, LLC (since 2005); Chief Compliance Officer, John Hancock Collateral Trust and John Hancock Exchange-Traded Fund Trust (since 2014).

Charles A. Rizzo, Born: 1957	2007
Chief Financial Officer
Vice President, John Hancock Financial Services (since 2008); Senior Vice President, John Hancock Advisers, LLC and John Hancock Investment Management Services, LLC (since 2008); Chief Financial Officer, John Hancock retail funds,[3] John Hancock Variable Insurance Trust and John Hancock Funds II (since 2007); Chief Financial Officer, John Hancock Collateral Trust and John Hancock Exchange-Traded Fund Trust (since 2014).

Salvatore Schiavone, Born: 1965	2010
Treasurer
Assistant Vice President, John Hancock Financial Services (since 2007); Vice President, John Hancock Advisers, LLC and John Hancock Investment Management Services, LLC (since 2007); Treasurer, John Hancock retail funds[3] (since 2007, including prior positions); Treasurer, John Hancock Variable Insurance Trust and John Hancock Funds II (2007-2009 and since 2010, including prior positions); Treasurer, John Hancock Collateral Trust and John Hancock Exchange-Traded Fund Trust (since 2014).

The business address for all Trustees and Officers is 601 Congress Street, Boston, Massachusetts 02210-2805.

The Statement of Additional Information of the fund includes additional information about members of the Board of Trustees of the Trust and is available without charge, upon request, by calling 800-225-5291.

1	Each Trustee holds office until his or her successor is elected and qualified, or until the Trustee's death, retirement, resignation, or removal. Mr. Boyle has served as Trustee at various times prior to the date listed in the table.
2	Member of the Audit Committee.
3	"John Hancock retail funds" comprises John Hancock Funds III and 40 other John Hancock funds consisting of 30 series of other John Hancock trusts and 10 closed-end funds.
4	The Trustee is a Non-Independent Trustee due to current or former positions with the Advisor and certain affiliates.
ANNUAL REPORT   |   JOHN HANCOCK DISCIPLINED VALUE MID CAP FUND       40

More information

Trustees

Hassell H. McClellan, Chairperson#
Steven R. Pruchansky, Vice Chairperson
Charles L. Bardelis*
James R. Boyle†
Craig Bromley†
Peter S. Burgess*
William H. Cunningham
Grace K. Fey
Theron S. Hoffman*
Deborah C. Jackson
James M. Oates
Gregory A. Russo
Warren A. Thomson†

Officers

Andrew G. Arnott
President

John J. Danello
Senior Vice President, Secretary,
and Chief Legal Officer

Francis V. Knox, Jr.
Chief Compliance Officer

Charles A. Rizzo
Chief Financial Officer

Salvatore Schiavone
Treasurer

Investment advisor

John Hancock Advisers, LLC

Subadvisor

Robeco Investment Management, Inc.

Principal distributor

John Hancock Funds, LLC

Custodian

State Street Bank and Trust Company

Transfer agent

John Hancock Signature Services, Inc.

Legal counsel

K&L Gates LLP

Independent registered public accounting firm

PricewaterhouseCoopers LLP

*Member of the Audit Committee
†Non-Independent Trustee
#Effective 1-1-17

The fund's proxy voting policies and procedures, as well as the fund proxy voting record for the most recent twelve-month period ended June 30, are available free of charge on the Securities and Exchange Commission (SEC) website at sec.gov or on our website.

The fund's complete list of portfolio holdings, for the first and third fiscal quarters, is filed with the SEC on Form N-Q. The fund's Form N-Q is available on our website and the SEC's website, sec.gov, and can be reviewed and copied (for a fee) at the SEC's Public Reference Room in Washington, DC. Call 800-SEC-0330 to receive information on the operation of the SEC's Public Reference Room.

We make this information on your fund, as well as monthly portfolio holdings, and other fund details available on our website at jhinvestments.com or by calling 800-225-5291.

You can also contact us:
800-225-5291 jhinvestments.com	Regular mail: John Hancock Signature Services, Inc. P.O. Box 55913 Boston, MA 02205-5913	Express mail: John Hancock Signature Services, Inc. Suite 55913 30 Dan Road Canton, MA 02021

ANNUAL REPORT   |   JOHN HANCOCK DISCIPLINED VALUE MID CAP FUND       41

John Hancock family of funds

DOMESTIC EQUITY FUNDS

Balanced

Blue Chip Growth

Classic Value

Disciplined Value

Disciplined Value Mid Cap

Equity Income

Fundamental All Cap Core

Fundamental Large Cap Core

Fundamental Large Cap Value

New Opportunities

Small Cap Value

Small Company

Strategic Growth

U.S. Global Leaders Growth

U.S. Growth

Value Equity

GLOBAL AND INTERNATIONAL EQUITY FUNDS

Disciplined Value International

Emerging Markets

Emerging Markets Equity

Fundamental Global Franchise

Global Equity

Global Shareholder Yield

Greater China Opportunities

International Growth

International Small Company

International Value Equity

INCOME FUNDS

Bond

California Tax-Free Income

Emerging Markets Debt

Floating Rate Income

Global Income

Government Income

High Yield

High Yield Municipal Bond

Income

Investment Grade Bond

Money Market

Short Duration Credit Opportunities

Spectrum Income

Strategic Income Opportunities

Tax-Free Bond

ALTERNATIVE AND SPECIALTY FUNDS

Absolute Return Currency

Alternative Asset Allocation

Enduring Assets

Financial Industries

Global Absolute Return Strategies

Global Conservative Absolute Return

Global Focused Strategies

Natural Resources

Redwood

Regional Bank

Seaport

Technical Opportunities

A fund's investment objectives, risks, charges, and expenses should be considered carefully before investing. The prospectus contains this and other important information about the fund. To obtain a prospectus, contact your financial professional, call John Hancock Investments at 800-225-5291, or visit our website at jhinvestments.com. Please read the prospectus carefully before investing or sending money.

ASSET ALLOCATION

Income Allocation Fund

Multi-Index Lifetime Portfolios

Multi-Index Preservation Portfolios

Multimanager Lifestyle Portfolios

Multimanager Lifetime Portfolios

EXCHANGE-TRADED FUNDS

John Hancock Multifactor Consumer Discretionary ETF

John Hancock Multifactor Consumer Staples ETF

John Hancock Multifactor Developed International ETF

John Hancock Multifactor Energy ETF

John Hancock Multifactor Financials ETF

John Hancock Multifactor Healthcare ETF

John Hancock Multifactor Industrials ETF

John Hancock Multifactor Large Cap ETF

John Hancock Multifactor Materials ETF

John Hancock Multifactor Mid Cap ETF

John Hancock Multifactor Technology ETF

John Hancock Multifactor Utilities ETF

ENVIRONMENTAL, SOCIAL, AND GOVERNANCE FUNDS

ESG All Cap Core

ESG Core Bond

ESG International Equity

ESG Large Cap Core

CLOSED-END FUNDS

Financial Opportunities

Hedged Equity & Income

Income Securities Trust

Investors Trust

Preferred Income

Preferred Income II

Preferred Income III

Premium Dividend

Tax-Advantaged Dividend Income

Tax-Advantaged Global Shareholder Yield

John Hancock Multifactor ETF shares are bought and sold at market price (not NAV), and are not individually redeemed from the fund. Brokerage commissions will reduce returns.

John Hancock ETFs are distributed by Foreside Fund Services, LLC, and are subadvised by Dimensional Fund Advisors LP.
Foreside is not affiliated with John Hancock Funds, LLC or Dimensional Fund Advisors LP.

Dimensional Fund Advisors LP receives compensation from John Hancock in connection with licensing rights to the
John Hancock Dimensional indexes. Dimensional Fund Advisors LP does not sponsor, endorse, or sell, and makes no representation as to the advisability of investing in, John Hancock Multifactor ETFs.

John Hancock Investments

A trusted brand

John Hancock Investments is a premier asset manager representing one of
America's most trusted brands, with a heritage of financial stewardship dating back to 1862. Helping our shareholders pursue their financial goals is at the core of everything we do. It's why we support the role of professional financial advice and operate with the highest standards of conduct and integrity.

A better way to invest

We serve investors globally through a unique multimanager approach:
We search the world to find proven portfolio teams with specialized expertise for every strategy we offer, then we apply robust investment oversight to ensure they continue to meet our uncompromising standards and serve the best interests of our shareholders.

Results for investors

Our unique approach to asset management enables us to provide a diverse set of investments backed by some of the world's best managers, along with strong risk-adjusted returns across asset classes.

John Hancock Funds, LLC ■ Member FINRA, SIPC 601 Congress Street ■ Boston, MA 02210-2805 800-225-5291 ■ jhinvestments.com
This report is for the information of the shareholders of John Hancock Disciplined Value Mid Cap Fund. It is not authorized for distribution to prospective investors unless preceded or accompanied by a prospectus.
MF361882	363A 3/17 5/17

John Hancock

International Value Equity Fund

Annual report 3/31/17

A message to shareholders

Dear shareholder,

Financial markets are by their very nature unpredictable, but few market observers could have imagined the dramatic twists and turns that would come to characterize the latter half of 2016 and the beginning of 2017. Donald Trump's victory in the November U.S. presidential election sent both U.S. equity prices and bond yields sharply higher. Investors bid up the prices of riskier assets, believing that the new administration would pursue more pro-growth, market-friendly economic policies. While this may yet prove to be the case, change in policy has been slow to materialize and valuations in certain sectors and asset classes are now appearing somewhat stretched.

Outside the United States, economic activity in Europe appears to be picking up, but the outlook is far from rosy. Populist factions continue to shape the political landscape across the Atlantic, and 2017 will be a pivotal year for the European Union. Investors have been encouraged lately by the rejection of candidates with potentially trade-inhibiting agendas, although sentiment could quickly shift later this year as France's new president pursues his legislative agenda and Germany holds a federal election in September.

While we believe there are good reasons for economic optimism and that stocks may go on to extend their recent rally in the coming months, we encourage you to talk with your financial advisor, who can help ensure your portfolio is sufficiently diversified to meet your long-term objectives and to withstand the inevitable bumps along the way.

On behalf of everyone at John Hancock Investments, I'd like to take this opportunity to thank you for the continued trust you've placed in us.

Sincerely,

Andrew G. Arnott
President and Chief Executive Officer
John Hancock Investments

This commentary reflects the CEO's views, which are subject to change at any time. Investing involves risks, including the potential loss of principal. Diversification does not guarantee a profit or eliminate the risk of a loss. For more up-to-date information, please visit our website at jhinvestments.com.

John Hancock
International Value Equity Fund

2	Your fund at a glance
4	Discussion of fund performance
8	A look at performance
10	Your expenses
12	Fund's investments
17	Financial statements
21	Financial highlights
28	Notes to financial statements
37	Auditor's report
38	Tax information
39	Trustees and Officers
43	More information

ANNUAL REPORT   |   JOHN HANCOCK INTERNATIONAL VALUE EQUITY FUND       1

Your fund at a glance

INVESTMENT OBJECTIVE

The fund seeks long-term capital appreciation.

AVERAGE ANNUAL TOTAL RETURNS AS OF 3/31/17 (%)

The MSCI World ex-USA Index (gross of foreign withholding taxes on dividends) is a free float-adjusted market capitalization weighted index that is designed to measure the equity market performance of developed markets, excluding the United States.

It is not possible to invest directly in an index. Index figures do not reflect expenses or sales charges, which would result in lower returns.

Figures from Morningstar, Inc. include reinvested distributions and do not take into account sales charges. Actual load-adjusted performance is lower.

1	After the close of business on 2-11-11, holders of the former Optique International Value Fund became owners of an equal number of full and fractional Class A shares of John Hancock International Value Equity Fund, which were first offered on 2-14-11. Class A shares' performance shown above for periods prior to this date reflects the historical performance of Optique International Value Fund.

The past performance shown here reflects reinvested distributions and the beneficial effect of any expense reductions, and does not guarantee future results. Performance of the other share classes will vary based on the difference in the fees and expenses of those classes. Shares will fluctuate in value and, when redeemed, may be worth more or less than their original cost. Current month-end performance may be lower or higher than the performance cited, and can be found at jhinvestments.com or by calling 800-225-5291. For further information on the fund's objectives, risks, and strategy, see the fund's prospectus.

ANNUAL REPORT   |   JOHN HANCOCK INTERNATIONAL VALUE EQUITY FUND       2

PERFORMANCE HIGHLIGHTS OVER THE LAST TWELVE MONTHS

Most international stocks rose amid an improving economic environment

Most developed-market stocks outside the United States posted solid returns as economic conditions generally improved, helping to offset concerns about rising political uncertainties.

The fund outperformed on a relative basis

The fund slightly outpaced its benchmark, the MSCI World ex-USA Index, as our stock picking in Japan and in the financials sector significantly aided relative performance.

Our U.K. stock picking had a negative impact

Security selection in the United Kingdom weighed on performance relative to the benchmark.

SECTOR COMPOSITION AS OF 3/31/17 (%)

A note about risks

Foreign investing has additional risks, such as currency and market volatility and political and social instability. Value stocks may decline in price. The stock prices of midsize companies can change more frequently and dramatically than those of large companies. The value of a company's equity securities is subject to changes in the company's financial condition and overall market and economic conditions. Hedging, derivatives, and other strategic transactions may increase a fund's volatility and could produce disproportionate losses, potentially more than the fund's principal investment. Please see the fund's prospectus for additional risks.

ANNUAL REPORT   |   JOHN HANCOCK INTERNATIONAL VALUE EQUITY FUND       3

Discussion of fund performance

An interview with Portfolio Manager Wendell L. Perkins, CFA, John Hancock Asset Management a division of Manulife Asset Management (US) LLC

Wendell L. Perkins, CFA
Portfolio Manager
John Hancock Asset Management

Can you describe the factors behind the positive returns that most non-U.S. developed-market equities posted for the 12 months ended March 31, 2017?

Most stocks outside the United States posted solid gains in the double digits, in percentage terms. It was an eventful 12 months, accentuated by the United Kingdom's approval in June 2016 of a referendum to exit the European Union (Brexit), the rise of populist political forces in certain western European countries, and Chinese policymakers' efforts to stem a slowdown in the country's economic growth rate. The pace of increases in U.S. interest rates was also in the spotlight.

Despite the potential negative impact of these events, there were many positive catalysts for equities, including improvement in global economic indicators, positive earnings momentum, and continued monetary policy accommodation by most central banks. Equity indexes enjoyed further support from recoveries in the prices of oil and other commodities, which had dropped to multi-year lows in February 2016, prior to the start of the period. Announcements in the United Kingdom and other key non-U.S. markets to implement fresh rounds of fiscal stimulus contributed to a shift in investor sentiment favoring cyclical stocks and sectors—those most sensitive to changes in economic trends. This trend gained further momentum across global markets following the U.S. presidential election victory of Donald Trump in November.

From a sector perspective, materials and financials posted the strongest returns within the benchmark, while telecommunication services and healthcare were the weakest performers. At the geographic level, stocks from the Pacific Rim region were the strongest, while U.K. stocks were the weakest.

How did this environment affect your management of the fund?

We continued to evaluate stocks on a value-oriented, bottom-up basis, aligned with our assessment of the risks and opportunities specific to each stock. We supplemented this bottom-up approach by

ANNUAL REPORT   |   JOHN HANCOCK INTERNATIONAL VALUE EQUITY FUND       4

"While economic indicators and earnings trends were generally positive for the period, equity valuations climbed to levels that may not be sustainable..."
positioning the fund fairly defensively, as we remained skeptical about the long-term sustainability of a global economic recovery that can be traced as much to central bank stimulus as it can to strong economic fundamentals and solid earnings growth.

While economic indicators and earnings trends were generally positive for the period, equity valuations climbed to levels that may not be sustainable, and several developments suggested to us the need for a cautious approach. The transition to new U.S. political leadership presents uncertainties for trade and other policies affecting the global economy. It also remains to be seen how the actual Brexit process will play out between the United Kingdom and the European Union.

The fund outpaced its benchmark, the MSCI World ex-USA Index, for the period. At the regional and sector levels, what factors had the most significant impact on this result?

From a regional perspective, our stock picking in Japan contributed to relative results, as did security selection in Continental Europe and the Pacific Rim. At the sector level, stock picking in the financials, materials, and utilities sectors added value on a relative basis. On the negative side, stock picking in the United Kingdom had a negative impact on relative results.

Which positions had the biggest positive impact on performance?

A position in Fujitsu, Ltd., a Japanese provider of information technology equipment and services, was the most significant contributor relative to the benchmark. Fujitsu's shares rose as the company

TOP 10 HOLDINGS AS OF 3/31/17 (%)

Nestle SA	1.3
Unilever PLC	1.2
AGL Energy, Ltd.	1.1
SAP SE	1.1
Telefonica SA	1.0
Novartis AG	1.0
BASF SE	1.0
Akzo Nobel NV	1.0
HSBC Holdings PLC	1.0
Sanofi	1.0
TOTAL	10.7
As a percentage of net assets.
Cash and cash equivalents are not included.

ANNUAL REPORT   |   JOHN HANCOCK INTERNATIONAL VALUE EQUITY FUND       5

"At the sector level, the fund's most significant overweight was in consumer discretionary, while its most significant underweight was in industrials."
reported stronger-than-expected financial results. The stock was also supported by expectations that Fujitsu would reform its business model, including restructuring its consumer electronics business.

Another key contributor was a position in Rohm Company, Ltd., a Japanese maker of semiconductors and other electronic components. Shares of Rohm rallied, as global demand for semiconductors remained robust, and the company posted stronger-than-expected financial results.

Other positions that had a significantly positive impact were Chilean copper miner Antofagasta PLC, Hong Kong-based property developer Hang Lung Group, Ltd., and Spanish financial services company CaixaBank SA.

Which positions had the biggest negative impact on performance relative to the benchmark?

Among the largest detractors were positions in two U.K.-based stocks: easyJet PLC, a low-cost airline with routes in the United Kingdom and Continental Europe, and Debenhams PLC, a department store chain. Despite our assessment that neither company has suffered poor financial or operational performance in recent months, shares of both stocks declined as most investors appeared to take a negative view of Brexit's potential impact on U.K.-based equities broadly.

TOP 10 COUNTRIES AS OF 3/31/17 (%)

Japan	20.1
United Kingdom	12.2
France	10.5
Germany	9.8
Switzerland	7.2
Australia	6.3
Canada	5.8
Netherlands	4.4
Hong Kong	3.7
Spain	3.5
TOTAL	83.5
As a percentage of net assets.
Cash and cash equivalents are not included.

ANNUAL REPORT   |   JOHN HANCOCK INTERNATIONAL VALUE EQUITY FUND       6

easyJet shares were also hurt by the weakening value of the U.K.'s currency, the pound sterling, which had a negative impact on overseas travel by U.K. citizens.

Other positions that had a significantly negative impact on relative results were Israel-based Teva Pharmaceutical Industries, Ltd., and Swedish telecommunications equipment maker Telefonaktiebolaget LM Ericsson.

How was the fund positioned at the end of the period?

At the sector level, the fund's most significant overweight was in consumer discretionary, while its most significant underweight was in industrials. During the period, the underweight in industrials became more pronounced, and the fund went from underweight in materials at the start of the period to overweight by the end.

At the regional level, the fund was modestly underweight in the United Kingdom and Canada. The fund held a modest weighting in emerging-market equities, which are not part of the benchmark.

MANAGED BY

Wendell L. Perkins, CFA On the fund since 1998 Investing since 1985
Edward Maraccini, CFA On the fund since 2007 Investing since 1995
Margaret McKay, CFA On the fund since 2001 Investing since 1992

The views expressed in this report are exclusively those of Wendell L. Perkins, CFA, John Hancock Asset Management, and are subject to change. They are not meant as investment advice. Please note that the holdings discussed in this report may not have been held by the fund for the entire period. Portfolio composition is subject to review in accordance with the fund's investment strategy and may vary in the future. Current and future portfolio holdings are subject to risk.
ANNUAL REPORT   |   JOHN HANCOCK INTERNATIONAL VALUE EQUITY FUND       7

A look at performance

TOTAL RETURNS FOR THE PERIOD ENDED MARCH 31, 2017

Average annual total returns (%) with maximum sales charge				Cumulative total returns (%) with maximum sales charge
	1-year	5-year	10-year	5-year	10-year
Class A1,2	7.43	3.10	0.29	16.50	2.90
Class C1,2	11.30	3.40	0.11	18.17	1.10
Class I1,2,3	13.52	4.49	0.99	24.55	10.37
Class R2[1,2,3]	12.94	4.08	0.76	22.16	7.85
Class R4[1,2,3]	13.44	4.37	1.02	23.87	10.73
Class R6[1,2,3]	13.36	4.63	1.27	25.38	13.49
Class NAV[1,2,3]	13.64	4.68	1.31	25.67	13.88
Index 1†	12.52	5.89	1.63	33.16	17.56
Index 2†	17.24	5.82	0.93	32.68	9.73

Performance figures assume all distributions are reinvested. Figures reflect the maximum sales charge on Class A shares of 5% and the applicable contingent deferred sales charge (CDSC) on Class C shares. Class C shares sold within one year of purchase are subject to a 1% CDSC. Sales charges are not applicable to Class I, Class R2, Class R4, Class R6, and Class NAV shares.

The expense ratios of the fund, both net (including any fee waivers and/or expense limitations) and gross (excluding any fee waivers and/or expense limitations), are set forth according to the most recent publicly available prospectuses for the fund and may differ from those disclosed in the Financial highlights tables in this report. Had the contractual fee waivers and expense limitations not been in place, gross expenses would apply. The expense ratios are as follows:

	Class A	Class C	Class I	Class R2	Class R4	Class R6	Class NAV
Gross (%)	1.35	2.10	1.08	1.49	1.34	0.99	0.97
Net (%)	1.35	2.10	1.08	1.49	1.24	0.97	0.97

Please refer to the most recent prospectus and annual or semiannual report for more information on expenses and any expense limitation arrangements for each class.

The returns reflect past results and should not be considered indicative of future performance. The return and principal value of an investment will fluctuate so that shares, when redeemed, may be worth more or less than their original cost. Due to market volatility and other factors, the fund's current performance may be higher or lower than the performance shown. For current to the most recent month-end performance data, please call 800-225-5291 or visit the fund's website at jhinvestments.com.

The performance table above and the chart on the next page do not reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption of fund shares. The fund's performance results reflect any applicable fee waivers or expense reductions, without which the expenses would increase and results would have been less favorable.

†	Index 1 is the MSCI World ex-USA Index; Index 2 is the MSCI World ex-USA Value Index.

See the following page for footnotes.

ANNUAL REPORT   |   JOHN HANCOCK INTERNATIONAL VALUE EQUITY FUND       8

This chart and table show what happened to a hypothetical $10,000 investment in John Hancock International Value Equity Fund for the share classes and periods indicated, assuming all distributions were reinvested. For comparison, we've shown the same investment in two separate indexes.

	Start date	With maximum sales charge ($)	Without sales charge ($)	Index 1 ($)	Index 2 ($)
Class C1,2,4	3-31-07	10,110	10,110	11,756	10,973
Class I1,2,3	3-31-07	11,037	11,037	11,756	10,973
Class R2[1,2,3]	3-31-07	10,785	10,785	11,756	10,973
Class R4[1,2,3]	3-31-07	11,073	11,073	11,756	10,973
Class R6[1,2,3]	3-31-07	11,349	11,349	11,756	10,973
Class NAV[1,2,3]	3-31-07	11,388	11,388	11,756	10,973

The MSCI World ex-USA Index (gross of foreign withholding taxes on dividends) is a free float-adjusted market capitalization weighted index that is designed to measure the equity market performance of developed markets, excluding the United States of America.

The MSCI World ex-USA Value Index (gross of foreign withholding taxes on dividends) is a free float-adjusted market capitalization weighted index that is designed to measure the equity market performance of developed markets, excluding the United States of America, that have higher than average value characteristics.

It is not possible to invest directly in an index. Index figures do not reflect expenses or sales charges, which would result in lower returns.

Footnotes related to performance pages

1	After the close of business on 2-11-11, holders of the former Optique International Value Fund (the predecessor fund, first offered on 4-1-98) became owners of an equal number of full and fractional Class A shares or Class I shares of John Hancock International Value Equity Fund, which were first offered on 2-14-11. The performance shown for Class A and Class I shares for periods prior to this date reflects the historical performance of Optique International Value Fund. Class C shares were first offered on 8-28-14; Class R2, Class R4, and Class R6 shares were first offered on 7-2-13; Class NAV shares were first offered on 12-16-11. The returns prior to these dates are that of Class A shares recalculated to reflect the gross fees and expenses of Class C, Class R2, Class R4, Class R6, and Class NAV shares, as applicable.
2	In October 2011, the advisor made a voluntary payment to the fund of $6,950, or approximately $0.018 per share. Without this payment, performance would have been lower.
3	For certain types of investors, as described in the fund's prospectuses.
4	The contingent deferred sales charge is not applicable.
ANNUAL REPORT   |   JOHN HANCOCK INTERNATIONAL VALUE EQUITY FUND       9

Your expenses

These examples are intended to help you understand your ongoing operating expenses of investing in the fund so you can compare these costs with the ongoing costs of investing in other mutual funds.

Understanding fund expenses

As a shareholder of the fund, you incur two types of costs:

•	Transaction costs, which include sales charges (loads) on purchases or redemptions (varies by share class), minimum account fee charge, etc.
•	Ongoing operating expenses, including management fees, distribution and service fees (if applicable), and other fund expenses.

We are presenting only your ongoing operating expenses here.

Actual expenses/actual returns

The first line of each share class in the table on the following page is intended to provide information about the fund's actual ongoing operating expenses, and is based on the fund's actual return. It assumes an account value of $1,000.00 on October 1, 2016, with the same investment held until March 31, 2017.

Together with the value of your account, you may use this information to estimate the operating expenses that you paid over the period. Simply divide your account value at March 31, 2017, by $1,000.00, then multiply it by the "expenses paid" for your share class from the table. For example, for an account value of $8,600.00, the operating expenses should be calculated as follows:

Hypothetical example for comparison purposes

The second line of each share class in the table on the following page allows you to compare the fund's ongoing operating expenses with those of any other fund. It provides an example of the fund's hypothetical account values and hypothetical expenses based on each class's actual expense ratio and an assumed 5% annualized return before expenses (which is not the fund's actual return). It assumes an account value of $1,000.00 on October 1, 2016, with the same investment held until March 31, 2017. Look in any other fund shareholder report to find its hypothetical example and you will be able to compare these expenses. Please remember that these hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period.

Remember, these examples do not include any transaction costs, therefore, these examples will not help you to determine the relative total costs of owning different funds. If transaction costs were included, your expenses would have been higher. See the prospectuses for details regarding transaction costs.

ANNUAL REPORT   |   JOHN HANCOCK INTERNATIONAL VALUE EQUITY FUND       10

SHAREHOLDER EXPENSE EXAMPLE CHART

		Account value on 10-1-2016	Ending value on 3-31-2017	Expenses paid during period ended 3-31-2017[1]	Annualized expense ratio
Class A	Actual expenses/actual returns	$1,000.00	$1,074.20	$6.93	1.34%
	Hypothetical example for comparison purposes	1,000.00	1,018.20	6.74	1.34%
Class C	Actual expenses/actual returns	1,000.00	1,070.00	10.79	2.09%
	Hypothetical example for comparison purposes	1,000.00	1,014.50	10.50	2.09%
Class I	Actual expenses/actual returns	1,000.00	1,076.90	5.59	1.08%
	Hypothetical example for comparison purposes	1,000.00	1,019.50	5.44	1.08%
Class R2	Actual expenses/actual returns	1,000.00	1,074.40	7.65	1.48%
	Hypothetical example for comparison purposes	1,000.00	1,017.60	7.44	1.48%
Class R4	Actual expenses/actual returns	1,000.00	1,076.10	5.85	1.13%
	Hypothetical example for comparison purposes	1,000.00	1,019.30	5.69	1.13%
Class R6	Actual expenses/actual returns	1,000.00	1,076.80	5.02	0.97%
	Hypothetical example for comparison purposes	1,000.00	1,020.10	4.89	0.97%
Class NAV	Actual expenses/actual returns	1,000.00	1,078.00	5.03	0.97%
	Hypothetical example for comparison purposes	1,000.00	1,020.10	4.89	0.97%

1	Expenses are equal to the fund's annualized expense ratio, multiplied by the average account value over the period, multiplied by 182/365 (to reflect the one-half year period).
ANNUAL REPORT   |   JOHN HANCOCK INTERNATIONAL VALUE EQUITY FUND       11

Fund's investments

As of 3-31-17
	Shares	Value
Common stocks 97.0%		$610,734,017
(Cost $588,556,521)
Australia 6.3%		39,628,886
AGL Energy, Ltd.	333,735	6,722,459
Australia & New Zealand Banking Group, Ltd.	249,353	6,054,462
BHP Billiton, Ltd.	307,488	5,592,031
Coca-Cola Amatil, Ltd.	738,926	6,109,123
National Australia Bank, Ltd.	239,979	6,110,436
QBE Insurance Group, Ltd.	522,168	5,140,661
Santos, Ltd. (I)	1,343,839	3,899,714
Belgium 0.6%		3,718,591
Ontex Group NV	115,863	3,718,591
Canada 5.8%		36,733,205
Bank of Montreal	76,470	5,711,746
Barrick Gold Corp.	297,395	5,648,906
Husky Energy, Inc. (I)	383,380	4,327,205
IGM Financial, Inc. (L)	184,995	5,517,090
Magna International, Inc.	116,042	5,007,821
Suncor Energy, Inc.	161,188	4,948,909
The Toronto-Dominion Bank	111,234	5,571,528
Chile 0.9%		5,618,986
Antofagasta PLC	538,185	5,618,986
China 1.2%		7,777,905
China Petroleum & Chemical Corp., H Shares	3,878,279	3,156,789
CNOOC, Ltd.	3,866,000	4,621,116
Denmark 1.8%		11,011,570
Carlsberg A/S, B Shares	60,071	5,547,112
Novo Nordisk A/S, B Shares	159,133	5,464,458
France 10.5%		66,385,343
AXA SA	222,375	5,745,251
BNP Paribas SA	85,338	5,678,755
Christian Dior SE	24,810	5,759,095
Engie SA	206,022	2,911,434
Ingenico Group SA	55,399	5,225,044
Lagardere SCA	203,699	5,991,887
Orange SA	375,122	5,824,005
Publicis Groupe SA	79,794	5,571,252
Sanofi	70,017	6,329,226
Schneider Electric SE	77,797	5,715,666
TOTAL SA	106,802	5,400,290

SEE NOTES TO FINANCIAL STATEMENTS
ANNUAL REPORT   |   JOHN HANCOCK INTERNATIONAL VALUE EQUITY FUND       12

	Shares	Value
France (continued)
Vinci SA	78,498	$6,233,438
Germany 9.8%		61,825,918
Allianz SE	32,314	5,992,531
BASF SE	65,681	6,503,338
Bayer AG	52,521	6,051,148
Bayerische Motoren Werke AG	56,789	5,181,548
E.ON SE	514,061	4,086,853
Gerresheimer AG	65,448	5,181,282
Merck KGaA	54,017	6,155,430
METRO AG	161,558	5,162,212
Muenchener Rueckversicherungs-Gesellschaft AG	28,524	5,583,656
SAP SE	67,772	6,648,994
Siemens AG	38,540	5,278,926
Hong Kong 3.7%		23,104,936
China Mobile, Ltd.	532,582	5,857,073
Guangdong Investment, Ltd.	3,946,098	5,626,822
Hang Lung Group, Ltd.	1,439,113	6,138,387
Yue Yuen Industrial Holdings, Ltd.	1,395,202	5,482,654
Ireland 2.4%		15,205,638
ICON PLC (I)	61,214	4,879,973
Shire PLC	91,968	5,358,697
Smurfit Kappa Group PLC	187,980	4,966,968
Israel 0.7%		4,230,293
Teva Pharmaceutical Industries, Ltd.	129,358	4,230,293
Italy 0.6%		3,604,084
Eni SpA	220,119	3,604,084
Japan 20.1%		126,811,938
Bandai Namco Holdings, Inc.	198,531	5,951,098
Bridgestone Corp.	140,586	5,706,830
East Japan Railway Company	58,263	5,087,614
Fujitsu, Ltd.	886,623	5,442,431
Hitachi, Ltd.	899,629	4,884,761
Honda Motor Company, Ltd.	176,927	5,341,257
Isuzu Motors, Ltd.	390,507	5,171,988
Japan Tobacco, Inc.	157,398	5,122,920
Keisei Electric Railway Company, Ltd.	215,478	5,015,453
Mitsubishi Chemical Holdings Corp.	795,547	6,176,572
Mitsubishi Corp.	230,409	4,993,558
Mitsubishi Electric Corp.	345,280	4,974,898
Mitsubishi UFJ Financial Group, Inc.	858,710	5,409,158
Mitsui Fudosan Company, Ltd.	219,185	4,679,999
Mizuho Financial Group, Inc.	2,829,184	5,193,185

SEE NOTES TO FINANCIAL STATEMENTS
ANNUAL REPORT   |   JOHN HANCOCK INTERNATIONAL VALUE EQUITY FUND       13

	Shares	Value
Japan (continued)
Nippon Telegraph & Telephone Corp.	126,225	$5,396,538
Nippon Television Holdings, Inc.	296,568	5,128,912
Nissan Motor Company, Ltd.	523,925	5,051,886
Rohm Company, Ltd.	82,594	5,498,692
Seven & i Holdings Company, Ltd.	137,248	5,391,601
Sumitomo Chemical Company, Ltd.	1,104,000	6,183,620
Taiheiyo Cement Corp.	1,494,467	5,014,965
Toyo Suisan Kaisha, Ltd.	138,621	5,171,578
Toyota Motor Corp.	88,847	4,822,424
Netherlands 4.4%		27,806,556
Aegon NV	863,282	4,397,444
Akzo Nobel NV	77,654	6,428,516
Heineken Holding NV	71,991	5,718,253
ING Groep NV	372,392	5,624,727
Royal Dutch Shell PLC, A Shares	214,126	5,637,616
Norway 0.8%		4,710,967
DNB ASA	296,687	4,710,967
Singapore 2.5%		15,904,138
DBS Group Holdings, Ltd.	367,821	5,095,019
Sembcorp Industries, Ltd.	2,276,716	5,173,853
Singapore Telecommunications, Ltd.	2,010,918	5,635,266
South Africa 0.5%		3,208,063
Tiger Brands, Ltd.	107,527	3,208,063
Spain 3.5%		22,121,847
Banco Santander SA	989,784	6,058,795
Bolsas y Mercados Espanoles SHMSF SA	99,278	3,290,719
CaixaBank SA	1,450,899	6,238,139
Telefonica SA	583,756	6,534,194
Sweden 1.5%		9,354,723
Modern Times Group MTG AB, B Shares	160,501	5,366,594
Telefonaktiebolaget LM Ericsson, B Shares (L)	597,350	3,988,129
Switzerland 7.2%		45,194,767
Adecco Group AG	69,588	4,941,055
Credit Suisse Group AG (I)	249,361	3,710,149
Julius Baer Group, Ltd. (I)	110,398	5,515,047
LafargeHolcim, Ltd. (I)	104,121	6,143,077
Nestle SA	106,825	8,199,008
Novartis AG	87,800	6,519,814
Roche Holding AG	22,494	5,752,474
Zurich Insurance Group AG	16,541	4,414,143

SEE NOTES TO FINANCIAL STATEMENTS
ANNUAL REPORT   |   JOHN HANCOCK INTERNATIONAL VALUE EQUITY FUND       14

			Shares	Value
United Kingdom 12.2%				$76,775,663
AstraZeneca PLC			91,245	5,610,373
Barclays PLC			1,865,096	5,264,747
BP PLC			832,076	4,789,517
Debenhams PLC			4,129,169	2,817,888
easyJet PLC			262,251	3,371,690
GlaxoSmithKline PLC			250,678	5,212,321
HSBC Holdings PLC			782,548	6,383,112
Imperial Brands PLC			107,192	5,194,906
Informa PLC			626,931	5,124,428
Kingfisher PLC			1,171,233	4,792,200
Meggitt PLC			891,252	4,974,320
Smith & Nephew PLC			358,329	5,455,833
Standard Chartered PLC (I)			513,786	4,914,315
Unilever PLC			149,501	7,374,458
Vodafone Group PLC			2,108,824	5,495,555
		Yield (%)	Shares	Value
Securities lending collateral 1.5%				$9,479,792
(Cost $9,479,792)
John Hancock Collateral Trust (W)		0.9609(Y)	947,373	9,479,792
	Yield* (%)	Maturity date	Par value^	Value
Short-term investments 2.7%				$17,175,000
(Cost $17,174,696)
U.S. Government Agency 2.6%				16,147,000
Federal Agricultural Mortgage Corp. Discount Note	0.500	04-03-17	1,476,000	1,476,000
Federal Home Loan Bank Discount Note	0.323	04-03-17	14,671,000	14,671,000
			Par value^	Value
Repurchase agreement 0.1%				1,028,000
Barclays Capital Tri-Party Repurchase Agreement dated 3-31-17 at 0.770% to be repurchased at $1,028,066 on 4-3-17, collateralized by $1,026,700 U.S. Treasury Bonds, 3.130% due 8-15-44 (valued at $1,048,727, including interest)			1,028,000	1,028,000
Total investments (Cost $615,211,009)† 101.2%				$637,388,809
Other assets and liabilities, net (1.2%)				($7,463,760)
Total net assets 100.0%				$629,925,049

SEE NOTES TO FINANCIAL STATEMENTS
ANNUAL REPORT   |   JOHN HANCOCK INTERNATIONAL VALUE EQUITY FUND       15

The percentage shown for each investment category is the total value of the category as a percentage of the net assets of the fund.
^All par values are denominated in U.S. dollars unless otherwise indicated.
Security Abbreviations and Legend
(I)	Non-income producing security.
(L)	A portion of this security is on loan as of 3-31-17.
(W)	Investment is an affiliate of the fund, the advisor and/or subadvisor. This security represents the investment of cash collateral received for securities lending.
(Y)	The rate shown is the annualized seven-day yield as of 3-31-17.
*	Yield represents either the annualized yield at the date of purchase, the stated coupon rate or, for floating rate securities, the rate at period end.
†	At 3-31-17, the aggregate cost of investment securities for federal income tax purposes was $616,220,629. Net unrealized appreciation aggregated to $21,168,180, of which $64,731,237 related to appreciated investment securities and $43,563,057 related to depreciated investment securities.

SEE NOTES TO FINANCIAL STATEMENTS
ANNUAL REPORT   |   JOHN HANCOCK INTERNATIONAL VALUE EQUITY FUND       16

Financial statements

STATEMENT OF ASSETS AND LIABILITIES 3-31-17

Assets
Unaffiliated investments, at value (Cost $605,731,217) including $9,016,552 of securities loaned	$627,909,017
Affiliated investments, at value (Cost $9,479,792)	9,479,792
Total investments, at value (Cost $615,211,009)	637,388,809
Cash	1,978,420
Foreign currency, at value (Cost $167,288)	166,741
Receivable for investments sold	1,750
Receivable for fund shares sold	76,814
Dividends and interest receivable	2,958,683
Receivable for securities lending income	5,819
Other receivables and prepaid expenses	35,063
Total assets	642,612,099
Liabilities
Payable for investments purchased	1,750
Payable for fund shares repurchased	3,047,349
Payable upon return of securities loaned	9,480,100
Payable to affiliates
Accounting and legal services fees	12,767
Transfer agent fees	2,309
Distribution and service fees	317
Trustees' fees	563
Other liabilities and accrued expenses	141,895
Total liabilities	12,687,050
Net assets	$629,925,049
Net assets consist of
Paid-in capital	$611,290,990
Undistributed net investment income	2,277,501
Accumulated net realized gain (loss) on investments and foreign currency transactions	(5,803,590)
Net unrealized appreciation (depreciation) on investments and translation of assets and liabilities in foreign currencies	22,160,148
Net assets	$629,925,049

SEE NOTES TO FINANCIAL STATEMENTS
ANNUAL REPORT   |   JOHN HANCOCK INTERNATIONAL VALUE EQUITY FUND       17

STATEMENT OF ASSETS AND LIABILITIES (continued)

Net asset value per share
Based on net asset values and shares outstanding - The fund has an unlimited number of shares authorized with no par value
Class A ($18,098,599 ÷ 2,259,097 shares)[1]	$8.01
Class C ($782,545 ÷ 96,689 shares)[1]	$8.09
Class I ($4,653,798 ÷ 580,453 shares)	$8.02
Class R2 ($797,122 ÷ 99,167 shares)	$8.04
Class R4 ($94,098 ÷ 11,723 shares)	$8.03
Class R6 ($855,126 ÷ 106,830 shares)	$8.00
Class NAV ($604,643,761 ÷ 75,439,827 shares)	$8.01
Maximum offering price per share
Class A (net assets value per share ÷ 95%)[2]	$8.43

1	Redemption price per share is equal to net asset value less any applicable contingent deferred sales charge.
2	On single retail sales of less than $50,000. On sales of $50,000 or more and on group sales the offering price is reduced.

SEE NOTES TO FINANCIAL STATEMENTS
ANNUAL REPORT   |   JOHN HANCOCK INTERNATIONAL VALUE EQUITY FUND       18

STATEMENT OF OPERATIONS   For the year ended 3-31-17

Investment income
Dividends	$18,590,198
Securities lending	398,919
Interest	73,989
Less foreign taxes withheld	(1,559,473)
Total investment income	17,503,633
Expenses
Investment management fees	4,969,034
Distribution and service fees	60,007
Accounting and legal services fees	81,937
Transfer agent fees	28,631
Trustees' fees	8,555
State registration fees	102,578
Printing and postage	14,975
Professional fees	81,644
Custodian fees	235,105
Other	19,013
Total expenses	5,601,479
Less expense reductions	(43,069)
Net expenses	5,558,410
Net investment income	11,945,223
Realized and unrealized gain (loss)
Net realized gain (loss) on
Unaffiliated investments and foreign currency transactions	3,845,533
Affiliated investments	2,272
3,847,805
Change in net unrealized appreciation (depreciation) of
Unaffiliated investments and translation of assets and liabilities in foreign currencies	60,307,973
Affiliated investments	(477)
60,307,496
Net realized and unrealized gain	64,155,301
Increase in net assets from operations	$76,100,524

SEE NOTES TO FINANCIAL STATEMENTS
ANNUAL REPORT   |   JOHN HANCOCK INTERNATIONAL VALUE EQUITY FUND       19

STATEMENTS OF CHANGES IN NET ASSETS

	Year ended 3-31-17	Year ended 3-31-16
Increase (decrease) in net assets
From operations
Net investment income	$11,945,223	$10,381,824
Net realized gain	3,847,805	2,208,141
Change in net unrealized appreciation (depreciation)	60,307,496	(65,986,338)
Increase (decrease) in net assets resulting from operations	76,100,524	(53,396,373)
Distributions to shareholders
From net investment income
Class A	(296,601)	(339,258)
Class C	(5,101)	(1,537)
Class I	(52,380)	(41,309)
Class R2	(11,361)	(14,968)
Class R4	(1,634)	(1,350)
Class R6	(10,496)	(6,549)
Class NAV	(11,935,754)	(8,722,583)
From net realized gain
Class A	—	(665,493)
Class C	—	(11,674)
Class I	—	(71,479)
Class R2	—	(35,430)
Class R4	—	(2,438)
Class R6	—	(9,907)
Class NAV	—	(13,194,256)
Total distributions	(12,313,327)	(23,118,231)
From fund share transactions	61,738,752	132,393,210
Total increase	125,525,949	55,878,606
Net assets
Beginning of year	504,399,100	448,520,494
End of year	$629,925,049	$504,399,100
Undistributed net investment income	$2,277,501	$1,759,759

SEE NOTES TO FINANCIAL STATEMENTS
ANNUAL REPORT   |   JOHN HANCOCK INTERNATIONAL VALUE EQUITY FUND       20

Financial highlights

Class A Shares Period ended	3-31-17	3-31-16	3-31-15	3-31-14	3-31-13
Per share operating performance
Net asset value, beginning of period	$7.20	$8.29	$9.33	$8.66	$8.22
Net investment income[1]	0.14	0.12	0.13	0.17 [2]	0.12
Net realized and unrealized gain (loss) on investments	0.79	(0.89)	(0.41)	0.97	0.54
Total from investment operations	0.93	(0.77)	(0.28)	1.14	0.66
Less distributions
From net investment income	(0.12)	(0.11)	(0.19)	(0.09)	(0.08)
From net realized gain	—	(0.21)	(0.57)	(0.38)	(0.14)
Total distributions	(0.12)	(0.32)	(0.76)	(0.47)	(0.22)
Net asset value, end of period	$8.01	$7.20	$8.29	$9.33	$8.66
Total return (%)[3,4]	13.09	(9.46)	(2.45)	13.51	8.16
Ratios and supplemental data
Net assets, end of period (in millions)	$18	$25	$22	$18	$7
Ratios (as a percentage of average net assets):
Expenses before reductions	1.35	1.39	1.53	1.63	1.99
Expenses including reductions	1.34	1.38	1.52	1.60	1.60
Net investment income	1.89	1.57	1.50	1.85 [2]	1.52
Portfolio turnover (%)	27	18	25	38	27

1	Based on average daily shares outstanding.
2	Net investment income (loss) per share and ratio of net investment income (loss) to average net assets reflect a special dividend received by the fund which amounted to $0.04 and 0.41%, respectively.
3	Total returns would have been lower had certain expenses not been reduced during the applicable periods.
4	Does not reflect the effect of sales charges, if any.

SEE NOTES TO FINANCIAL STATEMENTS
ANNUAL REPORT   |   JOHN HANCOCK INTERNATIONAL VALUE EQUITY FUND       21

Class C Shares Period ended	3-31-17	3-31-16	3-31-15[1]
Per share operating performance
Net asset value, beginning of period	$7.27	$8.35	$9.63
Net investment income[2]	0.08	0.06	0.01
Net realized and unrealized gain (loss) on investments	0.81	(0.90)	(0.60)
Total from investment operations	0.89	(0.84)	(0.59)
Less distributions
From net investment income	(0.07)	(0.03)	(0.12)
From net realized gain	—	(0.21)	(0.57)
Total distributions	(0.07)	(0.24)	(0.69)
Net asset value, end of period	$8.09	$7.27	$8.35
Total return (%)[3,4]	12.30	(10.19)	(5.72	) [5]
Ratios and supplemental data
Net assets, end of period (in millions)	$1	— [6]	—	[6]
Ratios (as a percentage of average net assets):
Expenses before reductions	2.10	3.23	13.81	[7]
Expenses including reductions	2.09	2.21	2.35	[7]
Net investment income	1.03	0.70	0.11	[7]
Portfolio turnover (%)	27	18	25	[8]

1	The inception date for Class C shares is 8-28-14.
2	Based on average daily shares outstanding.
3	Total returns would have been lower had certain expenses not been reduced during the applicable periods.
4	Does not reflect the effect of sales charges, if any.
5	Not annualized.
6	Less than $500,000.
7	Annualized.
8	The portfolio turnover is shown for the period from 4-1-14 to 3-31-15.

SEE NOTES TO FINANCIAL STATEMENTS
ANNUAL REPORT   |   JOHN HANCOCK INTERNATIONAL VALUE EQUITY FUND       22

Class I Shares Period ended	3-31-17	3-31-16	3-31-15	3-31-14	3-31-13
Per share operating performance
Net asset value, beginning of period	$7.20	$8.29	$9.33	$8.66	$8.21
Net investment income[1]	0.16	0.15	0.18	0.20 [2]	0.13
Net realized and unrealized gain (loss) on investments	0.80	(0.91)	(0.44)	0.97	0.57
Total from investment operations	0.96	(0.76)	(0.26)	1.17	0.70
Less distributions
From net investment income	(0.14)	(0.12)	(0.21)	(0.12)	(0.11)
From net realized gain	—	(0.21)	(0.57)	(0.38)	(0.14)
Total distributions	(0.14)	(0.33)	(0.78)	(0.50)	(0.25)
Net asset value, end of period	$8.02	$7.20	$8.29	$9.33	$8.66
Total return (%)[3]	13.52	(9.29)	(2.20)	13.87	8.61
Ratios and supplemental data
Net assets, end of period (in millions)	$5	$2	$3	$8	$6
Ratios (as a percentage of average net assets):
Expenses before reductions	1.09	1.28	1.41	1.46	2.08
Expenses including reductions	1.08	1.14	1.29	1.29	1.28
Net investment income	2.16	1.87	1.93	2.20 [2]	1.52
Portfolio turnover (%)	27	18	25	38	27

1	Based on average daily shares outstanding.
2	Net investment income (loss) per share and ratio of net investment income (loss) to average net assets reflect a special dividend received by the fund which amounted to $0.04 and 0.41%, respectively.
3	Total returns would have been lower had certain expenses not been reduced during the applicable periods.

SEE NOTES TO FINANCIAL STATEMENTS
ANNUAL REPORT   |   JOHN HANCOCK INTERNATIONAL VALUE EQUITY FUND       23

Class R2 Shares Period ended	3-31-17	3-31-16	3-31-15	3-31-14[1]
Per share operating performance
Net asset value, beginning of period	$7.23	$8.31	$9.35	$8.53
Net investment income[2]	0.13	0.11	0.11	0.19	[3]
Net realized and unrealized gain (loss) on investments	0.80	(0.89)	(0.40)	1.09
Total from investment operations	0.93	(0.78)	(0.29)	1.28
Less distributions
From net investment income	(0.12)	(0.09)	(0.18)	(0.08)
From net realized gain	—	(0.21)	(0.57)	(0.38)
Total distributions	(0.12)	(0.30)	(0.75)	(0.46)
Net asset value, end of period	$8.04	$7.23	$8.31	$9.35
Total return (%)[4]	12.94	(9.53)	(2.63)	15.38	[5]
Ratios and supplemental data
Net assets, end of period (in millions)	$1	$1	$2	$1
Ratios (as a percentage of average net assets):
Expenses before reductions	1.46	1.68	2.76	5.96	[6]
Expenses including reductions	1.46	1.55	1.68	1.68	[6]
Net investment income	1.73	1.41	1.20	2.84	[3,6]
Portfolio turnover (%)	27	18	25	38	[7]

1	The inception date for Class R2 shares is 7-2-13.
2	Based on average daily shares outstanding.
3	Net investment income (loss) per share and ratio of net investment income (loss) to average net assets reflect a special dividend received by the fund which amounted to $0.04 and 0.41%, respectively.
4	Total returns would have been lower had certain expenses not been reduced during the applicable periods.
5	Not annualized.
6	Annualized.
7	The portfolio turnover is shown for the period from 4-1-13 to 3-31-14.

SEE NOTES TO FINANCIAL STATEMENTS
ANNUAL REPORT   |   JOHN HANCOCK INTERNATIONAL VALUE EQUITY FUND       24

Class R4 Shares Period ended	3-31-17	3-31-16	3-31-15	3-31-14[1]
Per share operating performance
Net asset value, beginning of period	$7.21	$8.30	$9.34	$8.53
Net investment income[2]	0.15	0.14	0.15	0.10	[3]
Net realized and unrealized gain (loss) on investments	0.81	(0.90)	(0.42)	1.20
Total from investment operations	0.96	(0.76)	(0.27)	1.30
Less distributions
From net investment income	(0.14)	(0.12)	(0.20)	(0.11)
From net realized gain	—	(0.21)	(0.57)	(0.38)
Total distributions	(0.14)	(0.33)	(0.77)	(0.49)
Net asset value, end of period	$8.03	$7.21	$8.30	$9.34
Total return (%)[4]	13.44	(9.34)	(2.36)	15.55	[5]
Ratios and supplemental data
Net assets, end of period (in millions)	— [6]	— [6]	— [6]	—	[6]
Ratios (as a percentage of average net assets):
Expenses before reductions	1.24	3.82	18.12	15.49	[7]
Expenses including reductions	1.13	1.22	1.43	1.43	[7]
Net investment income	2.03	1.78	1.67	1.43	[3,7]
Portfolio turnover (%)	27	18	25	38	[8]

1	The inception date for Class R4 shares is 7-2-13.
2	Based on average daily shares outstanding.
3	Net investment income (loss) per share and ratio of net investment income (loss) to average net assets reflect a special dividend received by the fund which amounted to $0.04 and 0.41%, respectively.
4	Total returns would have been lower had certain expenses not been reduced during the applicable periods.
5	Not annualized.
6	Less than $500,000.
7	Annualized.
8	The portfolio turnover is shown for the period from 4-1-13 to 3-31-14.

SEE NOTES TO FINANCIAL STATEMENTS
ANNUAL REPORT   |   JOHN HANCOCK INTERNATIONAL VALUE EQUITY FUND       25

Class R6 Shares Period ended	3-31-17	3-31-16	3-31-15	3-31-14[1]
Per share operating performance
Net asset value, beginning of period	$7.20	$8.28	$9.33	$8.53
Net investment income[2]	0.15	0.25	0.10	0.12	[3]
Net realized and unrealized gain (loss) on investments	0.80	(0.98)	(0.34)	1.20
Total from investment operations	0.95	(0.73)	(0.24)	1.32
Less distributions
From net investment income	(0.15)	(0.14)	(0.24)	(0.14)
From net realized gain	—	(0.21)	(0.57)	(0.38)
Total distributions	(0.15)	(0.35)	(0.81)	(0.52)
Net asset value, end of period	$8.00	$7.20	$8.28	$9.33
Total return (%)[4]	13.36	(8.97)	(2.04)	15.83	[5]
Ratios and supplemental data
Net assets, end of period (in millions)	$1	— [6]	$4	—	[6]
Ratios (as a percentage of average net assets):
Expenses before reductions	0.99	1.16	2.32	16.37	[7]
Expenses including reductions	0.97	0.97	1.04	1.10	[7]
Net investment income	2.02	2.95	1.15	1.76	[3,7]
Portfolio turnover (%)	27	18	25	38	[8]

1	The inception date for Class R6 shares is 7-2-13.
2	Based on average daily shares outstanding.
3	Net investment income (loss) per share and ratio of net investment income (loss) to average net assets reflect a special dividend received by the fund which amounted to $0.04 and 0.41%, respectively.
4	Total returns would have been lower had certain expenses not been reduced during the applicable periods.
5	Not annualized.
6	Less than $500,000.
7	Annualized.
8	The portfolio turnover is shown for the period from 4-1-13 to 3-31-14.

SEE NOTES TO FINANCIAL STATEMENTS
ANNUAL REPORT   |   JOHN HANCOCK INTERNATIONAL VALUE EQUITY FUND       26

Class NAV Shares Period ended	3-31-17	3-31-16	3-31-15	3-31-14	3-31-13
Per share operating performance
Net asset value, beginning of period	$7.20	$8.29	$9.34	$8.66	$8.22
Net investment income[1]	0.16	0.16	0.18	0.21 [2]	0.15
Net realized and unrealized gain (loss) on investments	0.80	(0.90)	(0.42)	0.99	0.55
Total from investment operations	0.96	(0.74)	(0.24)	1.20	0.70
Less distributions
From net investment income	(0.15)	(0.14)	(0.24)	(0.14)	(0.12)
From net realized gain	—	(0.21)	(0.57)	(0.38)	(0.14)
Total distributions	(0.15)	(0.35)	(0.81)	(0.52)	(0.26)
Net asset value, end of period	$8.01	$7.20	$8.29	$9.34	$8.66
Total return (%)[3]	13.64	(9.09)	(2.03)	14.23	8.69
Ratios and supplemental data
Net assets, end of period (in millions)	$605	$476	$417	$433	$307
Ratios (as a percentage of average net assets):
Expenses before reductions	0.98	0.99	1.04	1.03	1.08
Expenses including reductions	0.97	0.98	1.03	1.03	1.08
Net investment income	2.12	2.00	2.05	2.37 [2]	1.78
Portfolio turnover (%)	27	18	25	38	27

1	Based on average daily shares outstanding.
2	Net investment income (loss) per share and ratio of net investment income (loss) to average net assets reflect a special dividend received by the fund which amounted to $0.04 and 0.41%, respectively.
3	Total returns would have been lower had certain expenses not been reduced during the applicable periods.

SEE NOTES TO FINANCIAL STATEMENTS
ANNUAL REPORT   |   JOHN HANCOCK INTERNATIONAL VALUE EQUITY FUND       27

Notes to financial statements

Note 1 — Organization

John Hancock International Value Equity Fund (the fund) is a series of John Hancock Funds III (the Trust), an open-end management investment company organized as a Massachusetts business trust and registered under the Investment Company Act of 1940, as amended (the 1940 Act). The investment objective of the fund is to seek long-term capital appreciation.

The fund may offer multiple classes of shares. The shares currently offered are detailed in the Statement of assets and liabilities. Class A and Class C shares are offered to all investors. Class I shares are offered to institutions and certain investors. Class R2 and R4 shares are available only to certain retirement plans. Class R6 shares are available only to certain retirement plans, institutions and other investors. Class NAV shares are offered to John Hancock affiliated funds of funds and certain 529 plans. Shareholders of each class have exclusive voting rights to matters that affect that class. The distribution and service fees, if any, and transfer agent fees for each class may differ.

Note 2 — Significant accounting policies

The financial statements have been prepared in conformity with accounting principles generally accepted in the United States of America (US GAAP), which require management to make certain estimates and assumptions as of the date of the financial statements. Actual results could differ from those estimates and those differences could be significant. The fund qualifies as an investment company under Topic 946 of Accounting Standards Codification of US GAAP.

Events or transactions occurring after the end of the fiscal period through the date that the financial statements were issued have been evaluated in the preparation of the financial statements. The following summarizes the significant accounting policies of the fund:

Security valuation. Investments are stated at value as of the scheduled close of regular trading on the New York Stock Exchange (NYSE), normally at 4:00 p.m., Eastern Time. In case of emergency or other disruption resulting in the NYSE not opening for trading or the NYSE closing at a time other than the regularly scheduled close, the net asset value (NAV) may be determined as of the regularly scheduled close of the NYSE pursuant to the fund's Valuation Policies and Procedures.

In order to value the securities, the fund uses the following valuation techniques: Equity securities held by the fund are typically valued at the last sale price or official closing price on the exchange or principal market where the security trades. In the event there were no sales during the day or closing prices are not available, the securities are valued using the last available bid price. Investments by the fund in open-end mutual funds, including John Hancock Collateral Trust (JHCT), are valued at their respective NAVs each business day. Debt obligations are valued based on the evaluated prices provided by an independent pricing vendor or from broker-dealers. Independent pricing vendors utilize matrix pricing which takes into account factors such as institutional-size trading in similar groups of securities, yield, quality, coupon rate, maturity, type of issue, trading characteristics and other market data, as well as broker supplied prices. Foreign securities and currencies are valued in U.S. dollars, based on foreign currency exchange rates supplied by an independent pricing vendor.

In certain instances, the Pricing Committee may determine to value equity securities using prices obtained from another exchange or market if trading on the exchange or market on which prices are typically obtained did not open for trading as scheduled, or if trading closed earlier than scheduled, and trading occurred as normal on another exchange or market.

Other portfolio securities and assets, for which reliable market quotations are not readily available, are valued at fair value as determined in good faith by the fund's Pricing Committee following procedures established by the Board of Trustees. The frequency with which these fair valuation procedures are used cannot be predicted and fair value of securities may differ significantly from the value that would have been used had a ready market for such securities existed. Trading in foreign securities may be completed before the scheduled daily close of trading on the NYSE. Significant events at the issuer or market level may affect the values of securities between the time when the valuation of the securities is generally determined and the close of the NYSE. If a significant event occurs, these securities may be fair valued, as determined in good faith by the fund's Pricing Committee, following procedures established by the Board of Trustees. The fund uses fair value adjustment factors provided by an independent pricing vendor to value certain foreign securities in order to adjust for events that may occur between the close of foreign exchanges or markets and the close of the NYSE.

ANNUAL REPORT   |   JOHN HANCOCK INTERNATIONAL VALUE EQUITY FUND       28

The fund uses a three-tier hierarchy to prioritize the pricing assumptions, referred to as inputs, used in valuation techniques to measure fair value. Level 1 includes securities valued using quoted prices in active markets for identical securities. Level 2 includes securities valued using other significant observable inputs. Observable inputs may include quoted prices for similar securities, interest rates, prepayment speeds and credit risk. Prices for securities valued using these inputs are received from independent pricing vendors and brokers and are based on an evaluation of the inputs described. Level 3 includes securities valued using significant unobservable inputs when market prices are not readily available or reliable, including the fund's own assumptions in determining the fair value of investments. Factors used in determining value may include market or issuer specific events or trends, changes in interest rates and credit quality. The inputs or methodology used for valuing securities are not necessarily an indication of the risks associated with investing in those securities. Changes in valuation techniques and related inputs may result in transfers into or out of an assigned level within the disclosure hierarchy.

The following is a summary of the values by input classification of the fund's investments as of March 31, 2017, by major security category or type:

	Total value at 3-31-17	Level 1 quoted price	Level 2 significant observable inputs	Level 3 significant unobservable inputs
Common stocks
Australia	$39,628,886	—	$39,628,886	—
Belgium	3,718,591	—	3,718,591	—
Canada	36,733,205	$36,733,205	—	—
Chile	5,618,986	—	5,618,986	—
China	7,777,905	—	7,777,905	—
Denmark	11,011,570	—	11,011,570	—
France	66,385,343	—	66,385,343	—
Germany	61,825,918	—	61,825,918	—
Hong Kong	23,104,936	—	23,104,936	—
Ireland	15,205,638	4,879,973	10,325,665	—
Israel	4,230,293	—	4,230,293	—
Italy	3,604,084	—	3,604,084	—
Japan	126,811,938	—	126,811,938	—
Netherlands	27,806,556	—	27,806,556	—
Norway	4,710,967	—	4,710,967	—
Singapore	15,904,138	—	15,904,138	—
South Africa	3,208,063	—	3,208,063	—
Spain	22,121,847	—	22,121,847	—
Sweden	9,354,723	—	9,354,723	—
Switzerland	45,194,767	—	45,194,767	—
United Kingdom	76,775,663	—	76,775,663	—
Securities lending collateral	9,479,792	9,479,792	—	—
Short-term investments	17,175,000	—	17,175,000	—
Total investments in securities	$637,388,809	$51,092,970	$586,295,839	—

Repurchase agreements. The fund may enter into repurchase agreements. When the fund enters into a repurchase agreement, it receives collateral that is held in a segregated account by the fund's custodian, or for tri-party repurchase agreements, collateral is held at a third-party custodian bank in a segregated account for the benefit of the fund. The collateral amount is marked-to-market and monitored on a daily basis to ensure that the collateral held is in an amount not less than the principal amount of the repurchase agreement plus any accrued interest. Collateral received by the fund for repurchase agreements is disclosed in the Fund's investments as part of the caption related to the repurchase agreement.

ANNUAL REPORT   |   JOHN HANCOCK INTERNATIONAL VALUE EQUITY FUND       29

Repurchase agreements are typically governed by the terms and conditions of the Master Repurchase Agreement and/or Global Master Repurchase Agreement (collectively, MRA). Upon an event of default, the non-defaulting party may close out all transactions traded under the MRA and net amounts owed. Absent an event of default, assets and liabilities resulting from repurchase agreements are not offset in the Statement of assets and liabilities. In the event of a default by the counterparty, realization of the collateral proceeds could be delayed, during which time the collateral value may decline or the counterparty may have insufficient assets to pay back claims resulting from close-out of the transactions.

Security transactions and related investment income. Investment security transactions are accounted for on a trade date plus one basis for daily NAV calculations. However, for financial reporting purposes, investment transactions are reported on trade date. Interest income is accrued as earned. Dividend income is recorded on the ex-date, except for dividends of foreign securities where the dividend may not be known until after the ex-date. In those cases, dividend income, net of withholding taxes, is recorded when the fund becomes aware of the dividends. Foreign taxes are provided for based on the fund's understanding of the tax rules and rates that exist in the foreign markets in which it invests. Gains and losses on securities sold are determined on the basis of identified cost and may include proceeds from litigation.

Securities lending. The fund may lend its securities to earn additional income. The fund receives cash collateral from the borrower in an amount not less than the market value of the loaned securities. The fund will invest its collateral in JHCT, an affiliate of the fund, which has a floating NAV and is registered with the Securities and Exchange Commission (SEC) as an investment company. JHCT invests cash received as collateral as part of the securities lending program in short-term money market investments. The fund will receive the benefit of any gains and bear any losses generated by JHCT with respect to the cash collateral.

The fund has the right to recall loaned securities on demand. If a borrower fails to return loaned securities when due, then the lending agent is responsible and indemnifies the fund for the lent securities. The lending agent uses the collateral received from the borrower to purchase replacement securities of the same issue, type, class and series of the loaned securities. If the value of the collateral is less than the purchase cost of replacement securities, the lending agent is responsible for satisfying the shortfall but only to the extent that the shortfall is not due to any decrease in the value of JHCT.

Although the risk of the loss of the securities lent is mitigated by receiving collateral from the borrower and through lending agent indemnification, the fund could experience a delay in recovering securities or could experience a lower than expected return if the borrower fails to return the securities on a timely basis. The fund receives compensation for lending its securities by retaining a portion of the return on the investment of the collateral and compensation from fees earned from borrowers of the securities. Securities lending income received by the fund is net of fees retained by the securities lending agent. Net income received from JHCT is a component of securities lending income as recorded on the Statement of operations.

Obligations to repay collateral received by the fund are shown on the Statement of assets and liabilities as Payable upon return of securities loaned and are secured by the loaned securities. As of March 31, 2017, the fund loaned common stocks valued at $9,016,552 and received $9,480,100 of cash collateral.

Foreign currency translation. Assets, including investments and liabilities denominated in foreign currencies, are translated into U.S. dollar values each day at the prevailing exchange rate. Purchases and sales of securities, income and expenses are translated into U.S. dollars at the prevailing exchange rate on the date of the transaction. The effect of changes in foreign currency exchange rates on the value of securities is reflected as a component of the realized and unrealized gains (losses) on investments.

Funds that invest internationally generally carry more risk than funds that invest strictly in U.S. securities. These risks are heightened for investments in emerging markets. Risks can result from differences in economic and political conditions, regulations, market practices (including higher transaction costs), accounting standards and other factors. Foreign investments are also subject to a decline in the value of a foreign currency versus the U.S. dollar, which reduces the dollar value of securities denominated in that currency.

ANNUAL REPORT   |   JOHN HANCOCK INTERNATIONAL VALUE EQUITY FUND       30

Foreign taxes. The fund may be subject to withholding tax on income and/or capital gains or repatriation taxes imposed by certain countries in which the fund invests. Taxes are accrued based upon investment income, realized gains or unrealized appreciation.

Line of credit. The fund may borrow from banks for temporary or emergency purposes, including meeting redemption requests that otherwise might require the untimely sale of securities. Pursuant to the fund's custodian agreement, the custodian may loan money to the fund to make properly authorized payments. The fund is obligated to repay the custodian for any overdraft, including any related costs or expenses. The custodian may have a lien, security interest or security entitlement in any fund property that is not otherwise segregated or pledged, to the extent of any overdraft, and to the maximum extent permitted by law.

Effective June 30, 2016, the fund and other affiliated funds have entered into a syndicated line of credit agreement with Citibank, N.A. as the administrative agent that enables them to participate in a $1 billion unsecured committed line of credit. Excluding commitments designated for a certain fund and subject to the need of other affiliated funds, the fund can borrow up to an aggregate commitment amount of $750 million, subject to asset coverage and other limitations as specified in the agreement. A commitment fee payable at the end of each calendar quarter, based on the average daily unused portion of the line of credit, is charged to each participating fund based on a combination of fixed and asset based allocations and is reflected in Other expenses on the Statement of operations. Prior to June 30, 2016, the fund had a similar agreement that enabled it to participate in a $750 million unsecured committed line of credit. For the year ended March 31, 2017, the fund had no borrowings under either line of credit. Commitment fees for the year ended March 31, 2017, were $3,736.

Expenses. Within the John Hancock group of funds complex, expenses that are directly attributable to an individual fund are allocated to such fund. Expenses that are not readily attributable to a specific fund are allocated among all funds in an equitable manner, taking into consideration, among other things, the nature and type of expense and the fund's relative net assets. Expense estimates are accrued in the period to which they relate and adjustments are made when actual amounts are known.

Class allocations. Income, common expenses and realized and unrealized gains (losses) are determined at the fund level and allocated daily to each class of shares based on the net assets of the class. Class-specific expenses, such as distribution and service fees, if any, and transfer agent fees, for all classes, are calculated daily at the class level based on the net assets of each class and the specific expense rates applicable to each class.

Federal income taxes. The fund intends to continue to qualify as a regulated investment company by complying with the applicable provisions of the Internal Revenue Code and will not be subject to federal income tax on taxable income that is distributed to shareholders. Therefore, no federal income tax provision is required.

For federal income tax purposes, as of March 31, 2017, the fund has a long-term capital loss carryforward of $5,382,665 available to offset future net realized capital gains. This carryforward does not expire.

As of March 31, 2017, the fund had no uncertain tax positions that would require financial statement recognition, derecognition or disclosure. The fund's federal tax returns are subject to examination by the Internal Revenue Service for a period of three years.

Distribution of income and gains. Distributions to shareholders from net investment income and net realized gains, if any, are recorded on the ex-date. The fund typically declares and pays dividends and capital gain distributions, if any, at least annually.

The tax character of distributions for the years ended March 31, 2017 and 2016 was as follows:

	March 31, 2017	March 31, 2016
Ordinary Income	$12,313,327	$10,261,782
Long-Term Capital Gain	—	12,856,449
Total	$12,313,327	$23,118,231

ANNUAL REPORT   |   JOHN HANCOCK INTERNATIONAL VALUE EQUITY FUND       31

Distributions paid by the fund with respect to each class of shares are calculated in the same manner, at the same time and in the same amount, except for the effect of class level expenses that may be applied differently to each class. As of March 31, 2017, the components of distributable earnings on a tax basis consisted of $2,866,196 of undistributed ordinary income.

Such distributions and distributable earnings, on a tax basis, are determined in conformity with income tax regulations, which may differ from US GAAP. Distributions in excess of tax basis earnings and profits, if any, are reported in the fund's financial statements as a return of capital.

Capital accounts within the financial statements are adjusted for permanent book-tax differences. These adjustments have no impact on net assets or the results of operations. Temporary book-tax differences, if any, will reverse in a subsequent period. Book-tax differences are primarily attributable to investments in passive foreign investment companies and wash sale loss deferrals.

Note 3 — Guarantees and indemnifications

Under the Trust's organizational documents, its Officers and Trustees are indemnified against certain liabilities arising out of the performance of their duties to the Trust, including the fund. Additionally, in the normal course of business, the fund enters into contracts with service providers that contain general indemnification clauses. The fund's maximum exposure under these arrangements is unknown, as this would involve future claims that may be made against the fund that have not yet occurred. The risk of material loss from such claims is considered remote.

Note 4 — Fees and transactions with affiliates

John Hancock Advisers, LLC (the Advisor) serves as investment advisor for the fund. John Hancock Funds, LLC (the Distributor), an affiliate of the Advisor, serves as principal underwriter of the fund. The Advisor and the Distributor are indirect, wholly owned subsidiaries of Manulife Financial Corporation (MFC).

Management fee. The fund has an investment management agreement with the Advisor under which the fund pays a daily management fee to the Advisor equivalent on an annual basis to the sum of: (a) 0.900% of the first $100 million of the fund's average daily net assets; (b) 0.875% of the next $900 million of the fund's average daily net assets; (c) 0.850% of the next $1 billion of the fund's average daily net assets; (d) 0.825% of the next $1 billion of the fund's average daily net assets; (e) 0.800% of the next $1 billion of the fund's average daily net assets and (f) 0.775% of the fund's average daily net assets in excess of $4 billion. The Advisor has a subadvisory agreement with John Hancock Asset Management a division of Manulife Asset Management (US) LLC, an indirectly owned subsidiary of MFC and an affiliate of the Advisor. The fund is not responsible for payment of the subadvisory fees.

The Advisor has contractually agreed to waive a portion of its management fee and/or reimburse expenses for certain funds of the John Hancock group of funds complex, including the fund (the participating portfolios). This waiver is based upon aggregate net assets of all the participating portfolios. The amount of the reimbursement is calculated daily and allocated among all the participating portfolios in proportion to the daily net assets of each fund. During the year ended March 31, 2017, this waiver amounted to 0.01% of the fund's average net assets. This arrangement may be amended or terminated at any time by the Advisor upon notice to the fund and with the approval of the Board of Trustees.

Prior to July 1, 2016, the Advisor had contractually agreed to waive all or a portion of its management fee and reimburse or pay operating expenses of the fund to the extent necessary to maintain the fund's total operating expenses at 2.35% of average annual net assets for Class C shares. This agreement excluded certain expenses such as taxes, brokerage commissions, interest expense, litigation and indemnification expenses and other extraordinary expenses not incurred in the ordinary course of the fund's business, acquired fund fees and expenses paid indirectly and short dividend expense.

The Advisor contractually agreed to waive and/or reimburse all class-specific expenses for Class R6 shares to the extent they exceed 0.00% of average annual net assets (on an annualized basis) attributable to the class. This agreement expires on June 30, 2017, unless renewed by mutual agreement of the fund and the Advisor based upon a determination that this is appropriate under the circumstances at that time.

ANNUAL REPORT   |   JOHN HANCOCK INTERNATIONAL VALUE EQUITY FUND       32

The expense reductions described above amounted to the following for the year ended March 31, 2017:

Class	Expense reduction	Class	Expense reduction
Class A	$1,522	Class R4	$7
Class C	57	Class R6	111
Class I	200	Class NAV	41,026
Class R2	58	Total	$42,981

Expenses waived or reimbursed in the current fiscal period are not subject to recapture in future fiscal periods.

The investment management fees, including the impact of the waivers and reimbursements as described above, incurred for the year ended March 31, 2017 were equivalent to a net annual effective rate of 0.87% of the fund's average daily net assets.

Accounting and legal services. Pursuant to a service agreement, the fund reimburses the Advisor for all expenses associated with providing the administrative, financial, legal, accounting and recordkeeping services to the fund, including the preparation of all tax returns, periodic reports to shareholders and regulatory reports, among other services. These expenses are allocated to each share class based on its relative net assets at the time the expense was incurred. These accounting and legal services fees incurred for the year ended March 31, 2017 amounted to an annual rate of 0.01% of the fund's average daily net assets.

Distribution and service plans. The fund has a distribution agreement with the Distributor. The fund has adopted distribution and service plans with respect to Class A, Class C, Class R2 and Class R4 shares pursuant to Rule 12b-1 under the 1940 Act, to pay the Distributor for services provided as the distributor of shares of the fund. In addition, under a service plan for Class R2 and Class R4 shares, the fund pays for certain other services. The fund may pay up to the following contractual rates of distribution and service fees under these arrangements, expressed as an annual percentage of average daily net assets for each class of the fund's shares.

Class	Rule 12b-1 fee	Service fee	Class	Rule 12b-1 fee	Service fee
Class A	0.30%	—	Classs R2	0.25%	0.25%
Class C	1.00%	—	Class R4	0.25%	0.10%

Class A shares are currently charged 0.25% for Rule 12b-1 fees.

The fund's Distributor has contractually agreed to waive 0.10% of Rule12b-1 fees for Class R4 shares. The current waiver agreement expires on June 30, 2017, unless renewed by mutual agreement of the fund and the Distributor based upon a determination that this is appropriate under the circumstances at the time. This contractual waiver amounted to $88 for Class R4 shares for the year ended March 31, 2017.

Sales charges. Class A shares are assessed up-front sales charges, which resulted in payments to the Distributor amounting to $41,354 for the year ended March 31, 2017. Of this amount, $7,151 was retained and used for printing prospectuses, advertising, sales literature and other purposes, and $34,203 was paid as sales commissions to broker-dealers.

Class A and Class C shares may be subject to contingent deferred sales charges (CDSCs). Certain Class A shares that are acquired through purchases of $1 million or more and are redeemed within one year of purchase are subject to a 1.00% sales charge. Class C shares that are redeemed within one year of purchase are subject to a 1.00% CDSC. CDSCs are applied to the lesser of the current market value at the time of redemption or the original purchase cost of the shares being redeemed. Proceeds from CDSCs are used to compensate the Distributor for providing distribution-related services in connection with the sale of these shares. During the year ended March 31, 2017, CDSCs received by the Distributor amounted to $1,660 and $184 for Class A and Class C shares, respectively.

Transfer agent fees. The fund has a transfer agent agreement with John Hancock Signature Services, Inc. (Signature Services), an affiliate of the Advisor. The transfer agent fees paid to Signature Services are determined based on the cost to Signature Services (Signature Services Cost) of providing recordkeeping services. It also includes out-of-pocket expenses,

ANNUAL REPORT   |   JOHN HANCOCK INTERNATIONAL VALUE EQUITY FUND       33

including payments made to third-parties for recordkeeping services provided to their clients who invest in one or more John Hancock funds. In addition, Signature Services Cost may be reduced by certain fees that Signature Services receives in connection with retirement and small accounts. Signature Services Cost is calculated monthly and allocated, as applicable, to five categories of share classes: Retail Share and Institutional Share Classes of Non-Municipal Bond Funds, Class R6 Shares, Retirement Share Classes and Municipal Bond Share Classes. Within each of these categories, the applicable costs are allocated to the affected John Hancock affiliated funds and/or classes, based on the relative average daily net assets.

Class level expenses. Class level expenses for the year ended March 31, 2017 were:

Class	Distribution and service fees	Transfer agent fees
Class A	$50,345	$24,774
Class C	5,843	719
Class I	—	2,924
Class R2	3,599	125
Class R4	220	14
Class R6	—	75
Total	$60,007	$28,631

Trustee expenses. The fund compensates each Trustee who is not an employee of the Advisor or its affiliates. The costs of paying Trustee compensation and expenses are allocated to each fund based on its net assets relative to other funds within the John Hancock group of funds complex.

Interfund lending program. Pursuant to an Exemptive Order issued by the SEC, the fund, along with certain other funds advised by the Advisor or its affiliates, may participate in an interfund lending program. This program provides an alternative credit facility allowing the funds to borrow from, or lend money to, other participating affiliated funds. Any open loans at period end are presented under the caption Payable for interfund lending in the Statement of assets and liabilities. At period end, no interfund loans were outstanding. Interest expense is included in Other expenses on the Statement of operations. During the year ended March 31, 2017, the fund's activity in this program during the period for which loans were outstanding was as follows:

Borrower or lender	Weighted average loan balance	Days outstanding	Weighted average interest rate	Interest income
Lender	$14,058,282	1	0.660%	$258

Note 5 — Fund share transactions

Transactions in fund shares for the years ended March 31, 2017 and 2016 were as follows:

		Year ended 3-31-17		Year ended 3-31-16
	Shares	Amount	Shares	Amount
Class A shares
Sold	500,739	$3,759,558	1,083,193	$8,562,305
Distributions reinvested	39,485	296,922	135,930	1,004,523
Repurchased	(1,708,637)	(12,642,491)	(482,641)	(3,695,925)
Net increase (decrease)	(1,168,413)	($8,586,011)	736,482	$5,870,903
Class C shares
Sold	66,211	$500,683	51,939	$432,836
Distributions reinvested	670	5,101	1,748	13,077
Repurchased	(31,331)	(233,589)	(26,012)	(208,290)
Net increase	35,550	$272,195	27,675	$237,623

ANNUAL REPORT   |   JOHN HANCOCK INTERNATIONAL VALUE EQUITY FUND       34

		Year ended 3-31-17		Year ended 3-31-16
	Shares	Amount	Shares	Amount
Class I shares
Sold	589,714	$4,514,221	94,277	$709,420
Distributions reinvested	6,965	52,380	15,262	112,787
Repurchased	(304,224)	(2,287,859)	(163,927)	(1,220,872)
Net increase (decrease)	292,455	$2,278,742	(54,388)	($398,665)
Class R2 shares
Sold	11,417	$85,795	21,907	$171,343
Distributions reinvested	1,507	11,361	6,792	50,399
Repurchased	(20,153)	(150,412)	(110,506)	(806,649)
Net decrease	(7,229)	($53,256)	(81,807)	($584,907)
Class R6 shares
Sold	115,910	$867,371	31,318	$262,895
Distributions reinvested	1,399	10,496	2,230	16,456
Repurchased	(34,521)	(258,715)	(525,820)	(4,449,258)
Net increase (decrease)	82,788	$619,152	(492,272)	($4,169,907)
Class NAV shares
Sold	19,105,581	$142,061,646	13,922,125	$117,421,574
Distributions reinvested	1,589,315	11,935,754	2,965,743	21,916,839
Repurchased	(11,371,273)	(86,789,470)	(1,093,231)	(7,900,250)
Net increase	9,323,623	$67,207,930	15,794,637	$131,438,163
Total net increase	8,558,774	$61,738,752	15,930,327	$132,393,210

There were no fund share transactions during the years ended March 31, 2017 and 2016 for Class R4 shares.

Affiliates of the fund owned 100% of shares of the fund of Class R4 and Class NAV on March 31, 2017. Such concentration of shareholders' capital could have a material effect on the fund if such shareholders redeem from the fund.

Note 6 — Purchase and sale of securities

Purchases and sales of securities, other than short-term investments, amounted to $210,226,937 and $145,710,465, respectively, for the year ended March 31, 2017.

Note 7 — Investment by affiliated funds

Certain investors in the fund are affiliated funds that are managed by the Advisor and its affiliates. The affiliated funds do not invest in the fund for the purpose of exercising management or control; however, this investment may represent a significant portion of the fund's net assets. At March 31, 2017, funds within the John Hancock group of funds complex held 96.0% of the fund's net assets. The following affiliated funds owned 5% or more of the fund's net assets:

Fund	Affiliated concentration
JHF II Multimanager Lifestyle Growth Portfolio	35.4%
JHF II Multimanager Lifestyle Balanced Portfolio	23.9%
JHF II Multimanager Lifestyle Aggressive Portfolio	13.1%

Note 8 — New rule issuance

In October 2016, the SEC issued Final Rule Release No.33-10231, Investment Company Reporting Modernization (the Release). The Release calls for the adoption of new rules and forms as well as amendments to its rules and forms to modernize the reporting and disclosure of information by registered investment companies. The SEC is adopting

ANNUAL REPORT   |   JOHN HANCOCK INTERNATIONAL VALUE EQUITY FUND       35

amendments to Regulation S-X, which will require standardized, enhanced disclosure about derivatives in investment company financial statements, as well as other amendments. The updates to Regulation S-X are effective August 1, 2017 and may result in additional disclosure relating to the presentation of derivatives and certain other financial instruments. These updates will have no impact on the fund's net assets or results of operations.

ANNUAL REPORT   |   JOHN HANCOCK INTERNATIONAL VALUE EQUITY FUND       36

AUDITOR'S REPORT

Report of Independent Registered Public Accounting Firm

To the Board of Trustees of John Hancock Funds III and Shareholders of John Hancock International Value Equity Fund

In our opinion, the accompanying statement of assets and liabilities, including the fund's investments, and the related statements of operations and of changes in net assets and the financial highlights present fairly, in all material respects, the financial position of the John Hancock International Value Equity Fund (the "Fund") as of March 31, 2017, the results of its operations for the year then ended, the changes in its net assets for each of the two years in the period then ended and the financial highlights for each of the periods presented, in conformity with accounting principles generally accepted in the United States of America. These financial statements and financial highlights (hereafter referred to as "financial statements") are the responsibility of the Fund's management. Our responsibility is to express an opinion on these financial statements based on our audits. We conducted our audits of these financial statements in accordance with the standards of the Public Company Accounting Oversight Board (United States). Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements are free of material misstatement. An audit includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements, assessing the accounting principles used and significant estimates made by management, and evaluating the overall financial statement presentation. We believe that our audits, which included confirmation of securities as of March 31, 2017 by correspondence with the custodian, brokers, and transfer agent, and the application of alternative auditing procedures where securities purchased confirmations had not been received, provide a reasonable basis for our opinion.

PricewaterhouseCoopers LLP

Boston, Massachusetts

May 16, 2017

ANNUAL REPORT   |   JOHN HANCOCK INTERNATIONAL VALUE EQUITY FUND       37

TAX INFORMATION

Unaudited

For federal income tax purposes, the following information is furnished with respect to the distributions of the fund, if any, paid during its taxable year ended March 31, 2017.

The fund reports the maximum amount allowable of its net taxable income as eligible for the corporate dividends-received deduction.

The fund reports the maximum amount allowable of its net taxable income as qualified dividend income as provided in the Jobs and Growth

Income derived from foreign sources was $16,120,049. The fund intends to pass through foreign tax credits of $1,211,999.

Eligible shareholders will be mailed a 2017 Form 1099-DIV in early 2018. This will reflect the tax character of all distributions paid in calendar year 2017.

Please consult a tax advisor regarding the tax consequences of your investment in the fund.

ANNUAL REPORT   |   JOHN HANCOCK INTERNATIONAL VALUE EQUITY FUND       38

Trustees and Officers

This chart provides information about the Trustees and Officers who oversee your John Hancock fund. Officers elected by the Trustees manage the day-to-day operations of the fund and execute policies formulated by the Trustees.

Independent Trustees

Name, year of birth Position(s) held with Trust Principal occupation(s) and other directorships during past 5 years	Trustee of the Trust since[1]	Number of John Hancock funds overseen by Trustee
Hassell H. McClellan, Born: 1945	2012	228
Trustee and Chairperson of the Board
Director/Trustee, Virtus Funds (since 2008); Director, The Barnes Group (since 2010); Associate Professor, The Wallace E. Carroll School of Management, Boston College (retired 2013). Trustee (since 2014) and Chairperson of the Board (since 2017), John Hancock Collateral Trust; Trustee (since 2015) and Chairperson of the Board (since 2017), John Hancock Exchange-Traded Fund Trust; Trustee (since 2012) and Chairperson of the Board (since 2017), John Hancock retail funds[3]; Trustee (2005-2006 and since 2012) and Chairperson of the Board (since 2017), John Hancock Funds III; Trustee (since 2005) and Chairperson of the Board (since 2017), John Hancock Variable Insurance Trust and John Hancock Funds II.

Charles L. Bardelis,[2] Born: 1941	2012	228
Trustee
Director, Island Commuter Corp. (marine transport). Trustee, John Hancock Collateral Trust (since 2014), Trustee, John Hancock Exchange-Traded Fund Trust (since 2015); Trustee, John Hancock retail funds[3] (since 2012); Trustee, John Hancock Funds III (2005-2006 and since 2012); Trustee, John Hancock Variable Insurance Trust (since 1988); Trustee, John Hancock Funds II (since 2005).

Peter S. Burgess,[2] Born: 1942	2012	228
Trustee
Consultant (financial, accounting, and auditing matters) (since 1999); Certified Public Accountant; Partner, Arthur Andersen (independent public accounting firm) (prior to 1999); Director, Lincoln Educational Services Corporation (since 2004); Director, Symetra Financial Corporation (2010-2016); Director, PMA Capital Corporation (2004-2010). Trustee, John Hancock Collateral Trust (since 2014); Trustee, John Hancock Exchange-Traded Fund Trust (since 2015); Trustee, John Hancock retail funds[3] (since 2012); Trustee, John Hancock Funds III (2005-2006 and since 2012); Trustee, John Hancock Variable Insurance Trust and John Hancock Funds II (since 2005).

William H. Cunningham, Born: 1944	2006	228
Trustee
Professor, University of Texas, Austin, Texas (since 1971); former Chancellor, University of Texas System and former President of the University of Texas, Austin, Texas; Chairman (since 2009) and Director (since 2006), Lincoln National Corporation (insurance); Director, Southwest Airlines (since 2000); former Director, LIN Television (2009-2014). Trustee, John Hancock retail funds[3] (since 1986); Trustee, John Hancock Variable Insurance Trust (since 2012); Trustee, John Hancock Funds II (2005-2006 and since 2012); Trustee, John Hancock Collateral Trust (since 2014); Trustee, John Hancock Exchange-Traded Fund Trust (since 2015).

Grace K. Fey, Born: 1946	2012	228
Trustee
Chief Executive Officer, Grace Fey Advisors (since 2007); Director and Executive Vice President, Frontier Capital Management Company (1988-2007); Director, Fiduciary Trust (since 2009). Trustee, John Hancock Collateral Trust (since 2014); Trustee, John Hancock Exchange-Traded Fund Trust (since 2015); Trustee, John Hancock retail funds[3] (since 2012); Trustee, John Hancock Variable Insurance Trust and John Hancock Funds II (since 2008).

ANNUAL REPORT   |   JOHN HANCOCK INTERNATIONAL VALUE EQUITY FUND       39

Independent Trustees (continued)

Name, year of birth Position(s) held with Trust Principal occupation(s) and other directorships during past 5 years	Trustee of the Trust since[1]	Number of John Hancock funds overseen by Trustee
Theron S. Hoffman,[2] Born: 1947	2012	228
Trustee
Chief Executive Officer, T. Hoffman Associates, LLC (consulting firm) (since 2003); Director, The Todd Organization (consulting firm) (2003-2010); President, Westport Resources Management (investment management consulting firm) (2006-2008); Senior Managing Director, Partner, and Operating Head, Putnam Investments (2000-2003); Executive Vice President, The Thomson Corp. (financial and legal information publishing) (1997-2000). Trustee, John Hancock Collateral Trust (since 2014); Trustee, John Hancock Exchange-Traded Fund Trust (since 2015); Trustee, John Hancock retail funds[3] (since 2012); Trustee, John Hancock Variable Insurance Trust and John Hancock Funds II (since 2008).

Deborah C. Jackson, Born: 1952	2008	228
Trustee
President, Cambridge College, Cambridge, Massachusetts (since 2011); Board of Directors, National Association of Corporate Directors/New England (since 2015); Board of Directors, Association of Independent Colleges and Universities of Massachusetts, (since 2014); Chief Executive Officer, American Red Cross of Massachusetts Bay (2002-2011); Board of Directors of Eastern Bank Corporation (since 2001); Board of Directors of Eastern Bank Charitable Foundation (since 2001); Board of Directors of American Student Assistance Corporation (1996-2009); Board of Directors of Boston Stock Exchange (2002-2008); Board of Directors of Harvard Pilgrim Healthcare (health benefits company) (2007-2011). Trustee, John Hancock retail funds[3] (since 2008); Trustee, John Hancock Variable Insurance Trust and John Hancock Funds II (since 2012); Trustee, John Hancock Collateral Trust (since 2014); and Trustee, John Hancock Exchange-Traded Fund Trust (since 2015).

James M. Oates, Born: 1946	2012	228

Trustee
Managing Director, Wydown Group (financial consulting firm) (since 1994); Chairman and Director, Emerson Investment Management, Inc. (2000-2015); Independent Chairman, Hudson Castle Group, Inc. (formerly IBEX Capital Markets, Inc.) (financial services company) (1997-2011); Director, Stifel Financial (since 1996); Director, Investor Financial Services Corporation (1995-2007); Director, Connecticut River Bancorp (1998-2014); Director/Trustee, Virtus Funds (since 1988). Trustee (since 2014) and Chairperson of the Board (2014-2016), John Hancock Collateral Trust; Trustee (since 2015) and Chairperson of the Board (2015-2016), John Hancock Exchange-Traded Fund Trust; Trustee (since 2012) and Chairperson of the Board (2012-2016), John Hancock retail funds[3]; Trustee (2005-2006 and since 2012) and Chairperson of the Board (2012-2016), John Hancock Funds III; Trustee (since 2004) and Chairperson of the Board (since 2005-2016), John Hancock Variable Insurance Trust; Trustee (since 2005) and Chairperson of the Board, John Hancock Funds II (2005-2016).

Steven R. Pruchansky, Born: 1944	2006	228
Trustee and Vice Chairperson of the Board
Chairman and Chief Executive Officer, Greenscapes of Southwest Florida, Inc. (since 2000); Director and President, Greenscapes of Southwest Florida, Inc. (until 2000); Member, Board of Advisors, First American Bank (until 2010); Managing Director, Jon James, LLC (real estate) (since 2000); Partner, Right Funding, LLC (since 2014); Director, First Signature Bank & Trust Company (until 1991); Director, Mast Realty Trust (until 1994); President, Maxwell Building Corp. (until 1991). Trustee (since 1992) and Chairperson of the Board (2011-2012), John Hancock retail funds[3]; Trustee and Vice Chairperson of the Board, John Hancock retail funds[3] John Hancock Variable Insurance Trust, and John Hancock Funds II (since 2012); Trustee and Vice Chairperson of the Board, John Hancock Collateral Trust (since 2014); Trustee and Vice Chairperson of the Board, John Hancock Exchange-Traded Fund Trust (since 2015).

ANNUAL REPORT   |   JOHN HANCOCK INTERNATIONAL VALUE EQUITY FUND       40

Independent Trustees (continued)

Name, year of birth Position(s) held with Trust Principal occupation(s) and other directorships during past 5 years	Trustee of the Trust since[1]	Number of John Hancock funds overseen by Trustee
Gregory A. Russo, Born: 1949	2008	228
Trustee
Director and Audit Committee Chairman (since 2012), and Member, Audit Committee and Finance Committee (since 2011), NCH Healthcare System, Inc. (holding company for multi-entity healthcare system); Director and Member (since 2012) and Finance Committee Chairman (since 2014), The Moorings, Inc. (nonprofit continuing care community); Vice Chairman, Risk & Regulatory Matters, KPMG LLP (KPMG) (2002-2006); Vice Chairman, Industrial Markets, KPMG (1998-2002); Chairman and Treasurer, Westchester County, New York, Chamber of Commerce (1986-1992); Director, Treasurer, and Chairman of Audit and Finance Committees, Putnam Hospital Center (1989-1995); Director and Chairman of Fundraising Campaign, United Way of Westchester and Putnam Counties, New York (1990-1995). Trustee, John Hancock retail funds[3] (since 2008); Trustee, John Hancock Variable Insurance Trust and John Hancock Funds II (since 2012); Trustee, John Hancock Collateral Trust (since 2014); Trustee, John Hancock Exchange-Traded Fund Trust (since 2015).

Non-Independent Trustees4

Name, year of birth Position(s) held with Trust Principal occupation(s) and other directorships during past 5 years	Trustee of the Trust since[1]	Number of John Hancock funds overseen by Trustee
James R. Boyle, Born: 1959	2015	228
Non-Independent Trustee
Chairman and Chief Executive Officer, Zillion Group, Inc. (formerly HealthFleet, Inc.) (healthcare) (since 2014); Executive Vice President and Chief Executive Officer, U.S. Life Insurance Division of Genworth Financial, Inc. (insurance) (January 2014-July 2014); Senior Executive Vice President, Manulife Financial Corporation, President and Chief Executive Officer, John Hancock (1999-2012); Chairman and Director, John Hancock Advisers, LLC, John Hancock Funds, LLC, and John Hancock Investment Management Services, LLC (2005-2010). Trustee, John Hancock Collateral Trust and John Hancock Exchange-Traded Fund Trust (since 2015); Trustee, John Hancock retail funds[3] (2005-2010; 2012-2014 and since 2015); Trustee, John Hancock Variable Insurance Trust and John Hancock Funds II (2005-2014 and since 2015).

Craig Bromley, Born: 1966	2012	228
Non-Independent Trustee
President, John Hancock Financial Service (since 2012); Senior Executive Vice President and General Manager, U.S. Division, Manulife Financial Corporation (since 2012); President and Chief Executive Officer, Manulife Insurance Company (Manulife Japan) (2005-2012, including prior positions). Trustee, John Hancock retail funds,[3] John Hancock Variable Insurance Trust, and John Hancock Funds II (since 2012); Trustee, John Hancock Collateral Trust (since 2014); Trustee, John Hancock Exchange-Traded Fund Trust (since 2015).

Warren A. Thomson, Born: 1955	2012	228
Non-Independent Trustee
Senior Executive Vice President and Chief Investment Officer, Manulife Financial Corporation and The Manufacturers Life Insurance Company (since 2009); Chairman, Manulife Asset Management (since 2001, including prior positions); Director and Chairman, Manulife Asset Management Limited (since 2006); Director and Chairman, Hancock Natural Resources Group, Inc. (since 2013). Trustee, John Hancock retail funds,[3] John Hancock Variable Insurance Trust, and John Hancock Funds II (since 2012); Trustee, John Hancock Collateral Trust (since 2014); Trustee, John Hancock Exchange-Traded Fund Trust (since 2015).

ANNUAL REPORT   |   JOHN HANCOCK INTERNATIONAL VALUE EQUITY FUND       41

Principal officers who are not Trustees

Name, year of birth Position(s) held with Trust Principal occupation(s) during past 5 years	Officer of the Trust since
Andrew G. Arnott, Born: 1971	2009
President
Senior Vice President, John Hancock Financial Services (since 2009); Director and Executive Vice President, John Hancock Advisers, LLC (since 2005, including prior positions); Director and Executive Vice President, John Hancock Investment Management Services, LLC (since 2006, including prior positions); President, John Hancock Funds, LLC (since 2004, including prior positions); President, John Hancock retail funds,[3] John Hancock Variable Insurance Trust, and John Hancock Funds II (since 2007, including prior positions); President, John Hancock Collateral Trust and John Hancock Exchange-Traded Fund Trust (since 2014).

John J. Danello, Born: 1955	2014
Senior Vice President, Secretary, and Chief Legal Officer
Vice President and Chief Counsel, John Hancock Wealth Management (since 2005); Senior Vice President (since 2007) and Chief Legal Counsel (2007-2010), John Hancock Funds, LLC and The Berkeley Financial Group, LLC; Senior Vice President (since 2006, including prior positions) and Chief Legal Officer and Secretary (since 2014), John Hancock retail funds,[3] John Hancock Funds II and John Hancock Variable Insurance Trust; Senior Vice President, Secretary and Chief Legal Officer, John Hancock Collateral Trust and John Hancock Exchange-Traded Fund Trust (since 2014); Vice President, John Hancock Life & Health Insurance Company (since 2009); Vice President, John Hancock Life Insurance Company (USA) and John Hancock Life Insurance Company of New York (since 2010); and Senior Vice President, Secretary and Chief Legal Counsel (2007-2014, including prior positions) of John Hancock Advisers, LLC and John Hancock Investment Management Services, LLC.

Francis V. Knox, Jr., Born: 1947	2006
Chief Compliance Officer
Vice President, John Hancock Financial Services (since 2005); Chief Compliance Officer, John Hancock retail funds,[3] John Hancock Variable Insurance Trust, John Hancock Funds II, John Hancock Advisers, LLC, and John Hancock Investment Management Services, LLC (since 2005); Chief Compliance Officer, John Hancock Collateral Trust and John Hancock Exchange-Traded Fund Trust (since 2014).

Charles A. Rizzo, Born: 1957	2007
Chief Financial Officer
Vice President, John Hancock Financial Services (since 2008); Senior Vice President, John Hancock Advisers, LLC and John Hancock Investment Management Services, LLC (since 2008); Chief Financial Officer, John Hancock retail funds,[3] John Hancock Variable Insurance Trust and John Hancock Funds II (since 2007); Chief Financial Officer, John Hancock Collateral Trust and John Hancock Exchange-Traded Fund Trust (since 2014).

Salvatore Schiavone, Born: 1965	2010
Treasurer
Assistant Vice President, John Hancock Financial Services (since 2007); Vice President, John Hancock Advisers, LLC and John Hancock Investment Management Services, LLC (since 2007); Treasurer, John Hancock retail funds[3] (since 2007, including prior positions); Treasurer, John Hancock Variable Insurance Trust and John Hancock Funds II (2007-2009 and since 2010, including prior positions); Treasurer, John Hancock Collateral Trust and John Hancock Exchange-Traded Fund Trust (since 2014).

The business address for all Trustees and Officers is 601 Congress Street, Boston, Massachusetts 02210-2805.

The Statement of Additional Information of the fund includes additional information about members of the Board of Trustees of the Trust and is available without charge, upon request, by calling 800-225-5291.

1	Each Trustee holds office until his or her successor is elected and qualified, or until the Trustee's death, retirement, resignation, or removal. Mr. Boyle has served as Trustee at various times prior to the date listed in the table.
2	Member of the Audit Committee.
3	"John Hancock retail funds" comprises John Hancock Funds III and 40 other John Hancock funds consisting of 30 series of other John Hancock trusts and 10 closed-end funds.
4	The Trustee is a Non-Independent Trustee due to current or former positions with the Advisor and certain affiliates.
ANNUAL REPORT   |   JOHN HANCOCK INTERNATIONAL VALUE EQUITY FUND       42

More information

Trustees

Hassell H. McClellan, Chairperson#
Steven R. Pruchansky, Vice Chairperson
Charles L. Bardelis*
James R. Boyle†
Craig Bromley†
Peter S. Burgess*
William H. Cunningham
Grace K. Fey
Theron S. Hoffman*
Deborah C. Jackson
James M. Oates
Gregory A. Russo
Warren A. Thomson†

Officers

Andrew G. Arnott
President

John J. Danello
Senior Vice President, Secretary,
and Chief Legal Officer

Francis V. Knox, Jr.
Chief Compliance Officer

Charles A. Rizzo
Chief Financial Officer

Salvatore Schiavone
Treasurer

Investment advisor

John Hancock Advisers, LLC

Subadvisor

John Hancock Asset Management a division of Manulife Asset Management (US) LLC

Principal distributor

John Hancock Funds, LLC

Custodian

Citibank, N.A.

Transfer agent

John Hancock Signature Services, Inc.

Legal counsel

K&L Gates LLP

Independent registered public accounting firm

PricewaterhouseCoopers LLP

*Member of the Audit Committee
†Non-Independent Trustee
#Effective 1-1-17

The fund's proxy voting policies and procedures, as well as the fund proxy voting record for the most recent twelve-month period ended June 30, are available free of charge on the Securities and Exchange Commission (SEC) website at sec.gov or on our website.

The fund's complete list of portfolio holdings, for the first and third fiscal quarters, is filed with the SEC on Form N-Q. The fund's Form N-Q is available on our website and the SEC's website, sec.gov, and can be reviewed and copied (for a fee) at the SEC's Public Reference Room in Washington, DC. Call 800-SEC-0330 to receive information on the operation of the SEC's Public Reference Room.

We make this information on your fund, as well as monthly portfolio holdings, and other fund details available on our website at jhinvestments.com or by calling 800-225-5291.

You can also contact us:
800-225-5291 jhinvestments.com	Regular mail: John Hancock Signature Services, Inc. P.O. Box 55913 Boston, MA 02205-5913	Express mail: John Hancock Signature Services, Inc. Suite 55913 30 Dan Road Canton, MA 02021

ANNUAL REPORT   |   JOHN HANCOCK INTERNATIONAL VALUE EQUITY FUND       43

John Hancock family of funds

DOMESTIC EQUITY FUNDS

Balanced

Blue Chip Growth

Classic Value

Disciplined Value

Disciplined Value Mid Cap

Equity Income

Fundamental All Cap Core

Fundamental Large Cap Core

Fundamental Large Cap Value

New Opportunities

Small Cap Value

Small Company

Strategic Growth

U.S. Global Leaders Growth

U.S. Growth

Value Equity

GLOBAL AND INTERNATIONAL EQUITY FUNDS

Disciplined Value International

Emerging Markets

Emerging Markets Equity

Fundamental Global Franchise

Global Equity

Global Shareholder Yield

Greater China Opportunities

International Growth

International Small Company

International Value Equity

INCOME FUNDS

Bond

California Tax-Free Income

Emerging Markets Debt

Floating Rate Income

Global Income

Government Income

High Yield

High Yield Municipal Bond

Income

Investment Grade Bond

Money Market

Short Duration Credit Opportunities

Spectrum Income

Strategic Income Opportunities

Tax-Free Bond

ALTERNATIVE AND SPECIALTY FUNDS

Absolute Return Currency

Alternative Asset Allocation

Enduring Assets

Financial Industries

Global Absolute Return Strategies

Global Conservative Absolute Return

Global Focused Strategies

Natural Resources

Redwood

Regional Bank

Seaport

Technical Opportunities

A fund's investment objectives, risks, charges, and expenses should be considered carefully before investing. The prospectus contains this and other important information about the fund. To obtain a prospectus, contact your financial professional, call John Hancock Investments at 800-225-5291, or visit our website at jhinvestments.com. Please read the prospectus carefully before investing or sending money.

ASSET ALLOCATION

Income Allocation Fund

Multi-Index Lifetime Portfolios

Multi-Index Preservation Portfolios

Multimanager Lifestyle Portfolios

Multimanager Lifetime Portfolios

EXCHANGE-TRADED FUNDS

John Hancock Multifactor Consumer Discretionary ETF

John Hancock Multifactor Consumer Staples ETF

John Hancock Multifactor Developed International ETF

John Hancock Multifactor Energy ETF

John Hancock Multifactor Financials ETF

John Hancock Multifactor Healthcare ETF

John Hancock Multifactor Industrials ETF

John Hancock Multifactor Large Cap ETF

John Hancock Multifactor Materials ETF

John Hancock Multifactor Mid Cap ETF

John Hancock Multifactor Technology ETF

John Hancock Multifactor Utilities ETF

ENVIRONMENTAL, SOCIAL, AND GOVERNANCE FUNDS

ESG All Cap Core

ESG Core Bond

ESG International Equity

ESG Large Cap Core

CLOSED-END FUNDS

Financial Opportunities

Hedged Equity & Income

Income Securities Trust

Investors Trust

Preferred Income

Preferred Income II

Preferred Income III

Premium Dividend

Tax-Advantaged Dividend Income

Tax-Advantaged Global Shareholder Yield

John Hancock Multifactor ETF shares are bought and sold at market price (not NAV), and are not individually redeemed from the fund. Brokerage commissions will reduce returns.

John Hancock ETFs are distributed by Foreside Fund Services, LLC, and are subadvised by Dimensional Fund Advisors LP.
Foreside is not affiliated with John Hancock Funds, LLC or Dimensional Fund Advisors LP.

Dimensional Fund Advisors LP receives compensation from John Hancock in connection with licensing rights to the
John Hancock Dimensional indexes. Dimensional Fund Advisors LP does not sponsor, endorse, or sell, and makes no representation as to the advisability of investing in, John Hancock Multifactor ETFs.

John Hancock Investments

A trusted brand

John Hancock Investments is a premier asset manager representing one of
America's most trusted brands, with a heritage of financial stewardship dating back to 1862. Helping our shareholders pursue their financial goals is at the core of everything we do. It's why we support the role of professional financial advice and operate with the highest standards of conduct and integrity.

A better way to invest

We serve investors globally through a unique multimanager approach:
We search the world to find proven portfolio teams with specialized expertise for every strategy we offer, then we apply robust investment oversight to ensure they continue to meet our uncompromising standards and serve the best interests of our shareholders.

Results for investors

Our unique approach to asset management enables us to provide a diverse set of investments backed by some of the world's best managers, along with strong risk-adjusted returns across asset classes.

John Hancock Funds, LLC ■ Member FINRA, SIPC 601 Congress Street ■ Boston, MA 02210-2805 800-225-5291 ■ jhinvestments.com
This report is for the information of the shareholders of John Hancock International Value Equity Fund. It is not authorized for distribution to prospective investors unless preceded or accompanied by a prospectus.
MF361883	366A 3/17 5/17

John Hancock

Strategic Growth Fund

Annual report 3/31/17

A message to shareholders

Dear shareholder,

Financial markets are by their very nature unpredictable, but few market observers could have imagined the dramatic twists and turns that would come to characterize the latter half of 2016 and the beginning of 2017. Donald Trump's victory in the November U.S. presidential election sent both U.S. equity prices and bond yields sharply higher. Investors bid up the prices of riskier assets, believing that the new administration would pursue more pro-growth, market-friendly economic policies. While this may yet prove to be the case, change in policy has been slow to materialize and valuations in certain sectors and asset classes are now appearing somewhat stretched.

While we believe there are good reasons for economic optimism and that stocks may go on to extend their recent rally in the coming months, we encourage you to talk with your financial advisor, who can help ensure your portfolio is sufficiently diversified to meet your long-term objectives and to withstand the inevitable bumps along the way.

On behalf of everyone at John Hancock Investments, I'd like to take this opportunity to thank you for the continued trust you've placed in us.

Sincerely,

Andrew G. Arnott
President and Chief Executive Officer
John Hancock Investments

This commentary reflects the CEO's views, which are subject to change at any time. Investing involves risks, including the potential loss of principal. Diversification does not guarantee a profit or eliminate the risk of a loss. For more up-to-date information, please visit our website at jhinvestments.com.

John Hancock
Strategic Growth Fund

2	Your fund at a glance
4	Discussion of fund performance
8	A look at performance
10	Your expenses
12	Fund's investments
16	Financial statements
20	Financial highlights
27	Notes to financial statements
36	Auditor's report
37	Tax information
38	Trustees and Officers
42	More information

ANNUAL REPORT   |   JOHN HANCOCK STRATEGIC GROWTH FUND       1

Your fund at a glance

INVESTMENT OBJECTIVE

The fund seeks long-term capital appreciation.

AVERAGE ANNUAL TOTAL RETURNS AS OF 3/31/17 (%)

The Russell 1000 Growth Index is an unmanaged index that measures the performance of the small-cap growth segment of the U.S. equity universe. It includes those Russell 1000 Index companies with higher price-to-book ratios and higher forecasted growth values.

It is not possible to invest directly in an index. Index figures do not reflect expenses or sales charges, which would result in lower returns.

Figures from Morningstar, Inc. include reinvested distributions and do not take into account sales charges. Actual load-adjusted performance is lower. Since-inception returns for the Morningstar fund category average are not available.

The past performance shown here reflects reinvested distributions and the beneficial effect of any expense reductions, and does not guarantee future results. Performance of the other share classes will vary based on the difference in the fees and expenses of those classes. Shares will fluctuate in value and, when redeemed, may be worth more or less than their original cost. Current month-end performance may be lower or higher than the performance cited, and can be found at jhinvestments.com or by calling 800-225-5291. For further information on the fund's objectives, risks, and strategy, see the fund's prospectus.

ANNUAL REPORT   |   JOHN HANCOCK STRATEGIC GROWTH FUND       2

PERFORMANCE HIGHLIGHTS OVER THE LAST TWELVE MONTHS

A strong market backdrop

Stock markets enjoyed strong returns throughout the period, especially after the November U.S. elections, as expectations for pro-growth policies boosted equity valuations.

Performance challenges for the fund

A combination of stock picking and a relative underweighting in the industrials sector detracted when compared to its benchmark, the Russell 1000 Growth Index, as did security selection in consumer discretionary.

Sources of strength

The fund benefited from security selection in the healthcare and information technology sectors.

SECTOR COMPOSITION AS OF 3/31/17 (%)

A note about risks

Growth stocks may be more susceptible to earnings disappointments. The value of a company's equity securities is subject to changes in the company's financial condition and overall market and economic conditions. Foreign investing has additional risks, such as currency and market volatility and political and social instability. Sector investing is subject to greater risks than the market as a whole. Because the fund may focus on particular sectors of the economy, its performance may depend on the performance of those sectors, and investments focused on one sector may fluctuate more widely than investments in a wider variety of sectors. Hedging, derivatives, and other strategic transactions may increase a fund's volatility and could produce disproportionate losses, potentially more than the fund's principal investment. Please see the fund's prospectus for additional risks.

ANNUAL REPORT   |   JOHN HANCOCK STRATEGIC GROWTH FUND       3

Discussion of fund performance

An interview with Portfolio Manager W. Shannon Reid, CFA, John Hancock Asset Management a division of Manulife Asset Management (US) LLC

W. Shannon Reid, CFA
Portfolio Manager
John Hancock Asset Management

How did the fund perform during the 12 months ended March 31, 2017?

For most of this timeframe, favorable market conditions lifted the fund's results. In the period's first half, the promise of economically stimulative policies from global central banks provided a tailwind for stock valuations. In June, markets quickly recovered from their initial shock over the decision of U.K. voters to leave the European Union (Brexit).

Stocks rallied in the second half of the reporting period, especially after the November U.S. elections, when Donald Trump won the presidency. This event provided Republicans with a majority position in Washington and was seen as boosting the prospects for pro-growth policies such as lower taxes, fewer regulations, tax reform, and infrastructure spending.

Against this backdrop, the fund's Class A shares gained 14.34% (excluding sales charges), underperforming its benchmark, the Russell 1000 Growth Index. A combination of stock picking, coupled with a relative underweight in the strong-performing industrials sector, detracted from results, as did security selection in financials and consumer discretionary. In contrast, the fund benefited from security selection in the healthcare and information technology sectors.

Which stocks detracted relative to the benchmark?

The fund's biggest relative detractor was CVS Health Corp., best known as an operator of retail drugstores. The main source of difficulty for CVS came from its pharmacy benefits management division, where growing competition has weighed on the company's operating margins and earnings. We believed these difficulties could continue for CVS, and last fall we sold the fund's stake in the stock.

Around that time, we also sold Tractor Supply Company, a farm-supply retail chain. During the period, Tractor Supply reported lower-than-expected earnings and same-store sales, due partly to weakness in the farm community. As with CVS, we anticipated that Tractor Supply would continue

ANNUAL REPORT   |   JOHN HANCOCK STRATEGIC GROWTH FUND       4

"A combination of stock picking, coupled with a relative underweight in the strong-performing industrials sector, detracted from results ..."
to face difficulty and ultimately decided to pursue other opportunities we believed would provide a better risk/reward trade-off.

Aerospace parts supplier TransDigm Group, Inc. also detracted. The stock was an especially poor performer in the first quarter of 2017, due to some investors' concerns about the company's approach to pricing and the potential for a government investigation into the matter. As of period end, we disagreed with this concern and continued to hold the stock.

Which individual stocks added to the fund's results in relative terms?

Several of the fund's top contributors were Internet-oriented companies that have become household names, a list topped by Amazon.com, Inc. Amazon continued to produce strong earnings and cash flow, while also solidifying its position atop the online retail market, as well as in cloud computing via its Amazon Web Services division. For the 12 months, Amazon's shares gained close to 50%.

Similarly, social networking giant Facebook, Inc. continued to generate very strong earnings, particularly from mobile advertising, which has become the company's key revenue driver.

Another relative contributor this period was video game publisher Electronic Arts, Inc. (EA). We see EA as benefiting from several broad trends that have been lifting the entire video gaming industry, and that we believe have the potential to produce increasingly strong earnings growth. These include the growing worldwide popularity of gaming and the move from packaged to digital distribution of video games. Both factors have helped make EA and other game publishers more consistently profitable and less vulnerable to down cycles in the industry.

ServiceNow, Inc. also added value. This provider of enterprise cloud computing services has been enhancing and expanding its product offerings, which, in turn, has given the company a larger addressable market and boosted its business prospects.

Throughout the period, and especially after the November U.S. elections, financial stocks were especially strong performers. They benefited from the prospect of fewer regulations, more robust capital markets, and faster economic growth leading to higher interest rates and, in turn, a more

ANNUAL REPORT   |   JOHN HANCOCK STRATEGIC GROWTH FUND       5

"We increased the fund's exposure to economically sensitive areas of the market with the potential to benefit from more expansionary economic policies..."
profitable business environment for lenders and other financial institutions. Against this backdrop, portfolio holdings The Goldman Sachs Group, Inc. and First Republic Bank were among the fund's biggest relative contributors.

Did you make any meaningful changes to the fund's positioning during the year?

We increased the fund's exposure to economically sensitive areas of the market with the potential to benefit from more expansionary economic policies, which became more likely with a new Republican president joining the Republican Congress. This entailed increasing the fund's exposure to the industrials sector, where we established new positions in Northrop Grumman Corp., Rockwell Collins, Inc., and United Rentals, Inc., among others. We also increased the fund's allocation to energy, moving from a neutral stance to a modest overweighting.

Meanwhile, we increased the fund's exposure to the information technology sector, where we were finding various attractive opportunities. Among the new purchases was Oracle Corp., whose move to offering its products in the cloud we believe should help the company offset declining growth in its legacy database software business.

We were significantly reducing exposure to consumer staples, moving from an overweight to an

TOP 10 HOLDINGS AS OF 3/31/17 (%)

Apple, Inc.	6.1
Microsoft Corp.	5.7
Amazon.com, Inc.	4.6
Facebook, Inc., Class A	4.5
Alphabet, Inc., Class C	3.7
The Walt Disney Company	2.8
UnitedHealth Group, Inc.	2.7
Alphabet, Inc., Class A	2.3
Celgene Corp.	2.2
Comcast Corp., Class A	2.2
TOTAL	36.8
As a percentage of net assets.
Cash and cash equivalents are not included.

ANNUAL REPORT   |   JOHN HANCOCK STRATEGIC GROWTH FUND       6

underweight in the category. In our view, many consumer staples stocks had become overly expensive relative to their underlying growth prospects, and we were seeing better opportunities elsewhere in the marketplace.

It's worth emphasizing that the changes were made in the context of our bottom-up investment approach, meaning we select stocks one by one based on company-specific research, finding securities that we expect to live up to our assessments.

How was the fund positioned at period end?

The largest relative overweights were in consumer discretionary and information technology. The fund also had modest overweights in financials and energy. All of these sectors tend to be relatively economically sensitive and included various stocks that we believed could benefit from growth-oriented policies.

The fund's largest underweights were in consumer staples, materials, and healthcare, where we have lately been finding fewer compelling growth opportunities.

MANAGED BY

W. Shannon Reid, CFA On the fund since 2011 Investing since 1981
David M. Chow, CFA On the fund since 2011 Investing since 1992
Curtis Ifill, CFA On the fund since 2011 Investing since 1996
Jay Zelko On the fund since 2011 Investing since 1987

The views expressed in this report are exclusively those of W. Shannon Reid, CFA, John Hancock Asset Management, and are subject to change. They are not meant as investment advice. Please note that the holdings discussed in this report may not have been held by the fund for the entire period. Portfolio composition is subject to review in accordance with the fund's investment strategy and may vary in the future. Current and future portfolio holdings are subject to risk.
ANNUAL REPORT   |   JOHN HANCOCK STRATEGIC GROWTH FUND       7

A look at performance

TOTAL RETURNS FOR THE PERIOD ENDED MARCH 31, 2017

Average annual total returns (%) with maximum sales charge				Cumulative total returns (%) with maximum sales charge
	1-year	5-year	Since inception[1]	5-year	Since inception[1]
Class A	8.63	10.25	13.75	62.86	97.73
Class C2	12.53	10.95	14.44	68.15	104.16
Class I3	14.70	11.75	15.25	74.24	111.93
Class R2[2,3]	14.30	11.35	14.83	71.16	107.81
Class R4[2,3]	14.60	11.44	14.92	71.89	108.70
Class R6[2,3]	14.87	11.58	15.05	72.96	109.99
Class NAV[3]	14.81	11.93	15.43	75.66	113.66
Index†	15.76	13.32	16.08	86.87	119.95

Performance figures assume all distributions are reinvested. Figures reflect the maximum sales charge on Class A shares of 5% and the applicable contingent deferred sales charge (CDSC) on Class C shares. Class C shares sold within one year of purchase are subject to a 1% CDSC. Sales charges are not applicable to Class I, Class R2, Class R4, Class R6, and Class NAV shares.

The expense ratios of the fund, both net (including any fee waivers or expense limitations) and gross (excluding any fee waivers or expense limitations), are set forth according to the most recent publicly available prospectuses for the fund and may differ from those disclosed in the Financial highlights tables in this report. Had the contractual fee waivers and expense limitations not been in place, gross expenses would apply. The expense ratios are as follows:

	Class A	Class C	Class I	Class R2	Class R4	Class R6	Class NAV
Gross (%)	1.12	1.87	0.85	1.26	1.11	0.76	0.74
Net (%)	1.12	1.87	0.85	1.26	1.01	0.74	0.74

Please refer to the most recent prospectus and annual or semiannual report for more information on expenses and any expense limitation arrangements for each class.

The returns reflect past results and should not be considered indicative of future performance. The return and principal value of an investment will fluctuate so that shares, when redeemed, may be worth more or less than their original cost. Due to market volatility and other factors, the fund's current performance may be higher or lower than the performance shown. For current to the most recent month-end performance data, please call 800-225-5291 or visit the fund's website at jhinvestments.com.

The performance table above and the chart on the next page do not reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption of fund shares. The fund's performance results reflect any applicable fee waivers or expense reductions, without which the expenses would increase and results would have been less favorable.

†	Index is the Russell 1000 Growth Index.

See the following page for footnotes.

ANNUAL REPORT   |   JOHN HANCOCK STRATEGIC GROWTH FUND       8

This chart and table show what happened to a hypothetical $10,000 investment in John Hancock Strategic Growth Fund for the share classes and periods indicated, assuming all distributions were reinvested. For comparison, we've shown the same investment in the Russell 1000 Growth Index.

	Start date	With maximum sales charge ($)	Without sales charge ($)	Index ($)
Class C2,4	12-19-11	20,416	20,416	21,995
Class I3	12-19-11	21,193	21,193	21,995
Class R2[2,3]	12-19-11	20,781	20,781	21,995
Class R4[2,3]	12-19-11	20,870	20,870	21,995
Class R6[2,3]	12-19-11	20,999	20,999	21,995
Class NAV[3]	12-19-11	21,366	21,366	21,995

The Russell 1000 Growth Index is an unmanaged index that measures the performance of the small-cap growth segment of the U.S. equity universe. It includes those Russell 1000 companies with higher price-to-book ratios and higher forecasted growth values.

It is not possible to invest directly in an index. Index figures do not reflect expenses or sales charges, which would result in lower returns.

Footnotes related to performance pages

1	From 12-19-11.
2	Class C shares were first offered on 8-28-14; Class R2, Class R4, and Class R6 shares were first offered on 3-27-15. The returns prior to these dates are those of Class A shares and may be higher or lower than if adjusted to reflect the expenses of any other share classes.
3	For certain types of investors, as described in the fund's prospectuses.
4	The contingent deferred sales charge is not applicable.
ANNUAL REPORT   |   JOHN HANCOCK STRATEGIC GROWTH FUND       9

Your expenses

These examples are intended to help you understand your ongoing operating expenses of investing in the fund so you can compare these costs with the ongoing costs of investing in other mutual funds.

Understanding fund expenses

As a shareholder of the fund, you incur two types of costs:

•	Transaction costs, which include sales charges (loads) on purchases or redemptions (varies by share class), minimum account fee charge, etc.
•	Ongoing operating expenses, including management fees, distribution and service fees (if applicable), and other fund expenses.

We are presenting only your ongoing operating expenses here.

Actual expenses/actual returns

The first line of each share class in the table on the following page is intended to provide information about the fund's actual ongoing operating expenses, and is based on the fund's actual return. It assumes an account value of $1,000.00 on October 1, 2016, with the same investment held until March 31, 2017.

Together with the value of your account, you may use this information to estimate the operating expenses that you paid over the period. Simply divide your account value at March 31, 2017, by $1,000.00, then multiply it by the "expenses paid" for your share class from the table. For example, for an account value of $8,600.00, the operating expenses should be calculated as follows:

Hypothetical example for comparison purposes

The second line of each share class in the table on the following page allows you to compare the fund's ongoing operating expenses with those of any other fund. It provides an example of the fund's hypothetical account values and hypothetical expenses based on each class's actual expense ratio and an assumed 5% annualized return before expenses (which is not the fund's actual return). It assumes an account value of $1,000.00 on October 1, 2016, with the same investment held until March 31, 2017. Look in any other fund shareholder report to find its hypothetical example and you will be able to compare these expenses. Please remember that these hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period.

Remember, these examples do not include any transaction costs, therefore, these examples will not help you to determine the relative total costs of owning different funds. If transaction costs were included, your expenses would have been higher. See the prospectuses for details regarding transaction costs.

ANNUAL REPORT   |   JOHN HANCOCK STRATEGIC GROWTH FUND       10

SHAREHOLDER EXPENSE EXAMPLE CHART

		Account value on 10-1-2016	Ending value on 3-31-2017	Expenses paid during period ended 3-31-2017[1]	Annualized expense ratio
Class A	Actual expenses/actual returns	$1,000.00	$1,092.10	$5.74	1.10%
	Hypothetical example for comparison purposes	1,000.00	1,019.40	5.54	1.10%
Class C	Actual expenses/actual returns	1,000.00	1,087.70	9.63	1.85%
	Hypothetical example for comparison purposes	1,000.00	1,015.70	9.30	1.85%
Class I	Actual expenses/actual returns	1,000.00	1,093.70	4.38	0.84%
	Hypothetical example for comparison purposes	1,000.00	1,020.70	4.23	0.84%
Class R2	Actual expenses/actual returns	1,000.00	1,092.10	6.05	1.16%
	Hypothetical example for comparison purposes	1,000.00	1,019.10	5.84	1.16%
Class R4	Actual expenses/actual returns	1,000.00	1,092.80	4.80	0.92%
	Hypothetical example for comparison purposes	1,000.00	1,020.30	4.63	0.92%
Class R6	Actual expenses/actual returns	1,000.00	1,094.70	4.28	0.82%
	Hypothetical example for comparison purposes	1,000.00	1,020.80	4.13	0.82%
Class NAV	Actual expenses/actual returns	1,000.00	1,094.10	3.76	0.72%
	Hypothetical example for comparison purposes	1,000.00	1,021.30	3.63	0.72%

1	Expenses are equal to the fund's annualized expense ratio, multiplied by the average account value over the period, multiplied by 182/365 (to reflect the one-half year period).
ANNUAL REPORT   |   JOHN HANCOCK STRATEGIC GROWTH FUND       11

Fund's investments

As of 3-31-17
	Shares	Value
Common stocks 95.6%		$1,884,388,593
(Cost $1,377,997,263)
Consumer discretionary 23.8%		469,511,183
Hotels, restaurants and leisure 3.9%
Las Vegas Sands Corp.	491,027	28,022,911
MGM Resorts International	910,356	24,943,754
Wyndham Worldwide Corp.	292,176	24,627,516
Internet and direct marketing retail 6.5%
Amazon.com, Inc. (I)	102,627	90,982,941
Netflix, Inc. (I)	68,302	10,095,719
The Priceline Group, Inc. (I)	15,315	27,260,241
Media 5.0%
Comcast Corp., Class A	1,128,594	42,423,848
The Walt Disney Company	486,924	55,212,312
Specialty retail 6.7%
Advance Auto Parts, Inc.	63,719	9,446,979
Lowe's Companies, Inc.	445,855	36,653,740
O'Reilly Automotive, Inc. (I)	126,916	34,247,013
The Home Depot, Inc.	214,527	31,498,999
The TJX Companies, Inc.	267,456	21,150,420
Textiles, apparel and luxury goods 1.7%
NIKE, Inc., Class B	591,150	32,944,790
Consumer staples 4.9%		96,621,517
Beverages 2.2%
Monster Beverage Corp. (I)	647,026	29,873,190
The Coca-Cola Company	299,421	12,707,427
Food and staples retailing 1.3%
Sprouts Farmers Market, Inc. (I)(L)	1,122,327	25,948,200
Tobacco 1.4%
Altria Group, Inc.	393,345	28,092,700
Energy 1.6%		32,164,037
Oil, gas and consumable fuels 1.6%
Anadarko Petroleum Corp.	79,915	4,954,730
Apache Corp.	141,721	7,283,042
Devon Energy Corp.	477,619	19,926,265
Financials 4.5%		88,201,200
Banks 2.6%
Bank of America Corp.	410,539	9,684,615
Citigroup, Inc.	397,029	23,750,275

SEE NOTES TO FINANCIAL STATEMENTS
ANNUAL REPORT   |   JOHN HANCOCK STRATEGIC GROWTH FUND       12

	Shares	Value
Financials (continued)
Banks (continued)
First Republic Bank	189,288	$17,757,107
Capital markets 1.9%
Morgan Stanley	214,881	9,205,502
The Goldman Sachs Group, Inc.	121,033	27,803,701
Health care 12.5%		246,658,930
Biotechnology 4.0%
Amgen, Inc.	128,360	21,060,025
Celgene Corp. (I)	348,388	43,349,919
Gilead Sciences, Inc.	221,327	15,032,530
Health care equipment and supplies 2.1%
Abbott Laboratories	554,070	24,606,249
Boston Scientific Corp. (I)	636,341	15,825,801
Health care providers and services 3.8%
Anthem, Inc.	138,248	22,863,454
UnitedHealth Group, Inc.	318,502	52,237,513
Pharmaceuticals 2.6%
Allergan PLC	95,473	22,810,409
Bristol-Myers Squibb Company	266,295	14,481,122
Pfizer, Inc.	420,693	14,391,908
Industrials 10.4%		204,701,413
Aerospace and defense 3.3%
Northrop Grumman Corp.	64,568	15,356,853
Rockwell Collins, Inc.	234,973	22,829,977
TransDigm Group, Inc. (L)	119,657	26,343,685
Air freight and logistics 1.8%
FedEx Corp.	120,828	23,579,584
XPO Logistics, Inc. (I)	248,427	11,897,169
Building products 1.7%
Fortune Brands Home & Security, Inc.	551,254	33,543,806
Machinery 0.5%
Oshkosh Corp.	153,649	10,538,785
Road and rail 0.7%
CSX Corp.	277,975	12,939,736
Trading companies and distributors 2.4%
HD Supply Holdings, Inc. (I)	671,898	27,631,805
United Rentals, Inc. (I)	160,256	20,040,013
Information technology 36.1%		710,765,261
Internet software and services 12.2%
Alphabet, Inc., Class A (I)	53,479	45,339,496

SEE NOTES TO FINANCIAL STATEMENTS
ANNUAL REPORT   |   JOHN HANCOCK STRATEGIC GROWTH FUND       13

			Shares	Value
Information technology (continued)
Internet software and services (continued)
	Alphabet, Inc., Class C (I)		87,199	$72,336,802
	Facebook, Inc., Class A (I)		626,527	88,998,160
	New Relic, Inc. (I)		261,198	9,682,610
	Shopify, Inc., Class A (I)(L)		211,307	14,387,894
	Twilio, Inc., Class A (I)(L)		324,852	9,378,477
IT services 3.2%
	Gartner, Inc. (I)		45,138	4,874,453
	SourceHOV LLC (I)(R)		510	816,000
	Vantiv, Inc., Class A (I)		295,287	18,933,802
	Visa, Inc., Class A (L)		430,013	38,215,255
Semiconductors and semiconductor equipment 2.0%
	Broadcom, Ltd.		182,041	39,859,697
Software 12.6%
	Adobe Systems, Inc. (I)		305,259	39,723,354
	BancTec, Inc. (I)		197,026	0
	Electronic Arts, Inc. (I)		384,775	34,445,058
	Microsoft Corp.		1,712,411	112,779,388
	Oracle Corp.		610,733	27,244,799
	RingCentral, Inc., Class A (I)		168,476	4,767,871
	ServiceNow, Inc. (I)		326,540	28,562,454
Technology hardware, storage and peripherals 6.1%
	Apple, Inc.		838,227	120,419,691
Materials 0.2%				3,371,516
Metals and mining 0.2%
	Freeport-McMoRan, Inc. (I)		252,359	3,371,516
Real estate 1.6%				32,393,536
Equity real estate investment trusts 1.6%
	Equinix, Inc.		80,909	32,393,536
	Yield (%)		Shares	Value
Securities lending collateral 2.5%				$49,814,553
(Cost $49,814,802)
John Hancock Collateral Trust (W)	0.9609(Y)		4,978,269	49,814,553
	Yield* (%)	Maturity date	Par value	Value
Short-term investments 4.8%				$94,442,329
(Cost $94,442,329)
U.S. Government Agency 4.7%				92,668,329
Federal Home Loan Bank Discount Note	0.325	04-03-17	92,670,000	92,668,329

SEE NOTES TO FINANCIAL STATEMENTS
ANNUAL REPORT   |   JOHN HANCOCK STRATEGIC GROWTH FUND       14

	Par value^	Value
Repurchase agreement 0.1%		$1,774,000
Repurchase Agreement with State Street Corp. dated 3-31-17 at 0.220% to be repurchased at $1,774,033 on 4-3-17, collateralized by $1,520,000 U.S. Treasury Inflation Indexed Notes, 2.625% due 7-15-17 (valued at $1,814,772, including interest)	1,774,000	1,774,000
Total investments (Cost $1,522,254,394)† 102.9%		$2,028,645,475
Other assets and liabilities, net (2.9%)		($57,452,667)
Total net assets 100.0%		$1,971,192,808

The percentage shown for each investment category is the total value of the category as a percentage of the net assets of the fund.
^All par values are denominated in U.S. dollars unless otherwise indicated.
Security Abbreviations and Legend
(I)	Non-income producing security.
(L)	A portion of this security is on loan as of 3-31-17.
(R)	Direct placement securities are restricted as to resale, and the fund has limited rights to registration under the Securities Act of 1933. For more information on this security refer to the Notes to financial statements.
(W)	Investment is an affiliate of the fund, the advisor and/or subadvisor. This security represents the investment of cash collateral received for securities lending.
(Y)	The rate shown is the annualized seven-day yield as of 3-31-17.
†	At 3-31-17, the aggregate cost of investment securities for federal income tax purposes was $1,526,566,099. Net unrealized appreciation aggregated to $502,079,376, of which $522,692,225 related to appreciated investment securities and $20,612,849 related to depreciated investment securities.

SEE NOTES TO FINANCIAL STATEMENTS
ANNUAL REPORT   |   JOHN HANCOCK STRATEGIC GROWTH FUND       15

Financial statements

STATEMENT OF ASSETS AND LIABILITIES 3-31-17

Assets
Unaffiliated investments, at value (Cost $1,472,439,592) including $48,705,008 of securities loaned	$1,978,830,922
Affiliated investments, at value (Cost $49,814,802)	49,814,553
Total investments, at value (Cost $1,522,254,394)	2,028,645,475
Cash	75,831
Receivable for investments sold	7,575,875
Receivable for fund shares sold	162,772
Dividends and interest receivable	524,288
Receivable for securities lending income	23,074
Other receivables and prepaid expenses	1,034,237
Total assets	2,038,041,552
Liabilities
Payable for investments purchased	7,494,483
Payable for fund shares repurchased	9,308,768
Payable upon return of securities loaned	49,814,582
Payable to affiliates
Accounting and legal services fees	42,954
Transfer agent fees	37,732
Distribution and service fees	323
Trustees' fees	1,731
Other liabilities and accrued expenses	148,171
Total liabilities	66,848,744
Net assets	$1,971,192,808
Net assets consist of
Paid-in capital	$1,399,817,524
Undistributed net investment income	1,277,457
Accumulated net realized gain (loss) on investments and investments	63,706,746
Net unrealized appreciation (depreciation) on investments	506,391,081
Net assets	$1,971,192,808

SEE NOTES TO FINANCIAL STATEMENTS
ANNUAL REPORT   |   JOHN HANCOCK STRATEGIC GROWTH FUND       16

STATEMENT OF ASSETS AND LIABILITIES (continued)

Net asset value per share
Based on net asset values and shares outstanding-the fund has an unlimited number of shares authorized with no par value
Class A ($343,314,870 ÷ 20,325,468 shares)[1]	$16.89
Class C ($16,699,284 ÷ 993,905 shares)[1]	$16.80
Class I ($16,939,290 ÷ 997,334 shares)	$16.98
Class R2 ($1,009,878 ÷ 59,346 shares)	$17.02
Class R4 ($253,923 ÷ 14,928 shares)	$17.01
Class R6 ($970,135 ÷ 57,044 shares)	$17.01
Class NAV ($1,592,005,428 ÷ 93,643,606 shares)	$17.00
Maximum offering price per share
Class A (net asset value per share ÷ 95%)[2]	$17.78

1	Redemption price per share is equal to net asset value less any applicable contingent deferred sales charge.
2	On single retail sales of less than $50,000. On sales of $50,000 or more and on group sales the offering price is reduced.

SEE NOTES TO FINANCIAL STATEMENTS
ANNUAL REPORT   |   JOHN HANCOCK STRATEGIC GROWTH FUND       17

STATEMENT OF OPERATIONS   For the year ended 3-31-17

Investment income
Dividends	$26,442,801
Interest	137,259
Securities lending	48,582
Total investment income	26,628,642
Expenses
Investment management fees	13,633,321
Distribution and service fees	965,468
Accounting and legal services fees	289,675
Transfer agent fees	425,314
Trustees' fees	33,969
State registration fees	135,726
Printing and postage	100,089
Professional fees	106,640
Custodian fees	217,853
Other	32,374
Total expenses	15,940,429
Less expense reductions	(150,635)
Net expenses	15,789,794
Net investment income	10,838,848
Realized and unrealized gain (loss)
Net realized gain (loss) on
Unaffiliated investments	119,735,979
Affiliated investments	(1,271)
119,734,708
Change in net unrealized appreciation (depreciation) of
Unaffiliated investments	140,637,415
Affiliated investments	(577)
140,636,838
Net realized and unrealized gain	260,371,546
Increase in net assets from operations	$271,210,394

SEE NOTES TO FINANCIAL STATEMENTS
ANNUAL REPORT   |   JOHN HANCOCK STRATEGIC GROWTH FUND       18

STATEMENTS OF CHANGES IN NET ASSETS

	Year ended 3-31-17	Year ended 3-31-16
Increase (decrease) in net assets
From operations
Net investment income	$10,838,848	$11,887,127
Net realized gain	119,734,708	45,484,685
Change in net unrealized appreciation (depreciation)	140,636,838	(76,310,354)
Increase (decrease) in net assets resulting from operations	271,210,394	(18,938,542)
Distributions to shareholders
From net investment income
Class A	(855,968)	(53,812)
Class I	(56,175)	(77,682)
Class R2	(2,001)	(111)
Class R4	(1,064)	(344)
Class R6	(3,723)	(790)
Class NAV	(9,806,198)	(14,002,668)
From net realized gain
Class A	(11,508,730)	(905,789)
Class C	(556,546)	(41,821)
Class I	(377,009)	(613,676)
Class R2	(34,722)	(5,142)
Class R4	(8,259)	(5,142)
Class R6	(20,753)	(5,142)
Class NAV	(54,659,622)	(91,112,925)
Total distributions	(77,890,770)	(106,825,044)
From fund share transactions	82,979,324	(288,801,728)
Total increase (decrease)	276,298,948	(414,565,314)
Net assets
Beginning of year	1,694,893,860	2,109,459,174
End of year	$1,971,192,808	$1,694,893,860
Undistributed net investment income	$1,277,457	$574,004

SEE NOTES TO FINANCIAL STATEMENTS
ANNUAL REPORT   |   JOHN HANCOCK STRATEGIC GROWTH FUND       19

Financial highlights

Class A Shares Period ended	3-31-17	3-31-16	3-31-15	3-31-14	3-31-13
Per share operating performance
Net asset value, beginning of period	$15.33	$16.44	$15.50	$12.62	$12.14
Net investment income (loss)[1]	0.04	0.03	0.03	(0.04)	0.02
Net realized and unrealized gain (loss) on investments	2.12	(0.24)	2.14	3.46	0.49
Total from investment operations	2.16	(0.21)	2.17	3.42	0.51
Less distributions
From net investment income	(0.04)	(0.05)	—	—	—
From net realized gain	(0.56)	(0.85)	(1.23)	(0.54)	(0.03)
Total distributions	(0.60)	(0.90)	(1.23)	(0.54)	(0.03)
Net asset value, end of period	$16.89	$15.33	$16.44	$15.50	$12.62
Total return (%)[2,3]	14.34	(1.45)	14.68	27.27	4.25
Ratios and supplemental data
Net assets, end of period (in millions)	$343	$18	$18	$10	$5
Ratios (as a percentage of average net assets):
Expenses before reductions	1.11	1.19	1.33	1.51	2.01
Expenses including reductions	1.10	1.18	1.30	1.30	1.30
Net investment income (loss)	0.27	0.20	0.16	(0.29)	0.18
Portfolio turnover (%)	94	90	109	91	100

1	Based on average daily shares outstanding.
2	Does not reflect the effect of sales charges, if any.
3	Total returns would have been lower had certain expenses not been reduced during the applicable periods.

SEE NOTES TO FINANCIAL STATEMENTS
ANNUAL REPORT   |   JOHN HANCOCK STRATEGIC GROWTH FUND       20

Class C Shares Period ended	3-31-17	3-31-16	3-31-15[1]
Per share operating performance
Net asset value, beginning of period	$15.32	$16.51	$16.49
Net investment loss[2]	(0.08)	(0.09)	(0.04)
Net realized and unrealized gain (loss) on investments	2.12	(0.25)	1.29
Total from investment operations	2.04	(0.34)	1.25
Less distributions
From net realized gain	(0.56)	(0.85)	(1.23)
Total distributions	(0.56)	(0.85)	(1.23)
Net asset value, end of period	$16.80	$15.32	$16.51
Total return (%)[3,4]	13.53	(2.24)	8.20	[5]
Ratios and supplemental data
Net assets, end of period (in millions)	$17	$1	$1
Ratios (as a percentage of average net assets):
Expenses before reductions	1.86	2.50	7.03	[6]
Expenses including reductions	1.85	1.94	2.05	[6]
Net investment loss	(0.48)	(0.54)	(0.42	) [6]
Portfolio turnover (%)	94	90	109	[7]

1	The inception date for Class C shares is 8-28-14.
2	Based on average daily shares outstanding.
3	Total returns would have been lower had certain expenses not been reduced during the period.
4	Does not reflect the effect of sales charges, if any.
5	Not annualized.
6	Annualized.
7	The portfolio turnover is shown for the period from 4-1-14 to 3-31-15.

SEE NOTES TO FINANCIAL STATEMENTS
ANNUAL REPORT   |   JOHN HANCOCK STRATEGIC GROWTH FUND       21

Class I Shares Period ended	3-31-17	3-31-16	3-31-15	3-31-14	3-31-13
Per share operating performance
Net asset value, beginning of period	$15.41	$16.53	$15.58	$12.67	$12.16
Net investment income[1]	0.08	0.08	0.10	0.01	0.06
Net realized and unrealized gain (loss) on investments	2.13	(0.24)	2.14	3.47	0.50
Total from investment operations	2.21	(0.16)	2.24	3.48	0.56
Less distributions
From net investment income	(0.08)	(0.11)	(0.06)	(0.03)	(0.02)
From net realized gain	(0.56)	(0.85)	(1.23)	(0.54)	(0.03)
Total distributions	(0.64)	(0.96)	(1.29)	(0.57)	(0.05)
Net asset value, end of period	$16.98	$15.41	$16.53	$15.58	$12.67
Total return (%)[2]	14.70	(1.17)	15.07	27.68	4.62
Ratios and supplemental data
Net assets, end of period (in millions)	$17	$10	$12	$2	$1
Ratios (as a percentage of average net assets):
Expenses before reductions	0.85	0.90	1.50	2.62	5.88
Expenses including reductions	0.84	0.88	0.94	0.94	0.94
Net investment income	0.47	0.50	0.62	0.09	0.51
Portfolio turnover (%)	94	90	109	91	100

1	Based on average daily shares outstanding.
2	Total returns would have been lower had certain expenses not been reduced during the applicable periods.

SEE NOTES TO FINANCIAL STATEMENTS
ANNUAL REPORT   |   JOHN HANCOCK STRATEGIC GROWTH FUND       22

Class R2 Shares Period ended	3-31-17	3-31-16	3-31-15[1]
Per share operating performance
Net asset value, beginning of period	$15.44	$16.55	$16.50
Net investment income[2]	0.03	0.01	—	[3]
Net realized and unrealized gain (loss) on investments	2.14	(0.25)	0.05
Total from investment operations	2.17	(0.24)	0.05
Less distributions
From net investment income	(0.03)	(0.02)	—
From net realized gain	(0.56)	(0.85)	—
Total distributions	(0.59)	(0.87)	—
Net asset value, end of period	$17.02	$15.44	$16.55
Total return (%)[4]	14.30	(1.63)	0.30	[5]
Ratios and supplemental data
Net assets, end of period (in millions)	$1	— [6]	—	[6]
Ratios (as a percentage of average net assets):
Expenses before reductions	1.18	4.73	15.09	[7]
Expenses including reductions	1.17	1.32	13.96	[7]
Net investment income	0.19	0.06	—	[7,8]
Portfolio turnover (%)	94	90	109	[9]

1	The inception date for Class R2 shares is 3-27-15.
2	Based on average daily shares outstanding.
3	Less than $0.005 per share.
4	Total returns would have been lower had certain expenses not been reduced during the period.
5	Not annualized.
6	Less than $500,000.
7	Annualized.
8	Less than 0.005%.
9	The portfolio turnover is shown for the period from 4-1-14 to 3-31-15.

SEE NOTES TO FINANCIAL STATEMENTS
ANNUAL REPORT   |   JOHN HANCOCK STRATEGIC GROWTH FUND       23

Class R4 Shares Period ended	3-31-17	3-31-16	3-31-15[1]
Per share operating performance
Net asset value, beginning of period	$15.43	$16.55	$16.50
Net investment income[2]	0.07	0.04	—	[3]
Net realized and unrealized gain (loss) on investments	2.14	(0.25)	0.05
Total from investment operations	2.21	(0.21)	0.05
Less distributions
From net investment income	(0.07)	(0.06)	—
From net realized gain	(0.56)	(0.85)	—
Total distributions	(0.63)	(0.91)	—
Net asset value, end of period	$17.01	$15.43	$16.55
Total return (%)[4]	14.60	(1.47)	0.30	[5]
Ratios and supplemental data
Net assets, end of period (in millions)	— [6]	— [6]	—	[6]
Ratios (as a percentage of average net assets):
Expenses before reductions	1.02	4.73	15.09	[7]
Expenses including reductions	0.91	1.13	1.18	[7]
Net investment income	0.44	0.25	0.18	[7]
Portfolio turnover (%)	94	90	109	[8]

1	The inception date for Class R4 shares is 3-27-15.
2	Based on average daily shares outstanding.
3	Less than $0.005 per share.
4	Total returns would have been lower had certain expenses not been reduced during the period.
5	Not annualized.
6	Less than $500,000.
7	Annualized.
8	The portfolio turnover is shown for the period from 4-1-14 to 3-31-15.

SEE NOTES TO FINANCIAL STATEMENTS
ANNUAL REPORT   |   JOHN HANCOCK STRATEGIC GROWTH FUND       24

Class R6 Shares Period ended	3-31-17	3-31-16	3-31-15[1]
Per share operating performance
Net asset value, beginning of period	$15.42	$16.55	$16.50
Net investment income[2]	0.09	0.10	—	[3]
Net realized and unrealized gain (loss) on investments	2.16	(0.25)	0.05
Total from investment operations	2.25	(0.15)	0.05
Less distributions
From net investment income	(0.10)	(0.13)	—
From net realized gain	(0.56)	(0.85)	—
Total distributions	(0.66)	(0.98)	—
Net asset value, end of period	$17.01	$15.42	$16.55
Total return (%)[4]	14.87	(1.09)	0.30	[5]
Ratios and supplemental data
Net assets, end of period (in millions)	$1	— [6]	—	[6]
Ratios (as a percentage of average net assets):
Expenses before reductions	0.75	4.75	15.91	[7]
Expenses including reductions	0.73	0.73	0.81	[7]
Net investment income	0.50	0.65	0.63	[7]
Portfolio turnover (%)	94	90	109	[8]

1	The inception date for Class R6 shares is 3-27-15.
2	Based on average daily shares outstanding.
3	Less than $0.005 per share.
4	Total returns would have been lower had certain expenses not been reduced during the period.
5	Not annualized.
6	Less than $500,000.
7	Annualized.
8	The portfolio turnover is shown for the period from 4-1-14 to 3-31-15.

SEE NOTES TO FINANCIAL STATEMENTS
ANNUAL REPORT   |   JOHN HANCOCK STRATEGIC GROWTH FUND       25

Class NAV Shares Period ended	3-31-17	3-31-16	3-31-15	3-31-14	3-31-13
Per share operating performance
Net asset value, beginning of period	$15.42	$16.55	$15.58	$12.67	$12.16
Net investment income[1]	0.10	0.10	0.12	0.04	0.08
Net realized and unrealized gain (loss) on investments	2.14	(0.25)	2.17	3.47	0.50
Total from investment operations	2.24	(0.15)	2.29	3.51	0.58
Less distributions
From net investment income	(0.10)	(0.13)	(0.09)	(0.06)	(0.04)
From net realized gain	(0.56)	(0.85)	(1.23)	(0.54)	(0.03)
Total distributions	(0.66)	(0.98)	(1.32)	(0.60)	(0.07)
Net asset value, end of period	$17.00	$15.42	$16.55	$15.58	$12.67
Total return (%)[2]	14.81	(1.09)	15.43	27.88	4.80
Ratios and supplemental data
Net assets, end of period (in millions)	$1,592	$1,666	$2,078	$1,452	$1,013
Ratios (as a percentage of average net assets):
Expenses before reductions	0.73	0.74	0.72	0.74	0.78
Expenses including reductions	0.73	0.74	0.72	0.73	0.78
Net investment income	0.61	0.64	0.72	0.26	0.71
Portfolio turnover (%)	94	90	109	91	100

1	Based on average daily shares outstanding.
2	Total returns would have been lower had certain expenses not been reduced during the applicable periods.

SEE NOTES TO FINANCIAL STATEMENTS
ANNUAL REPORT   |   JOHN HANCOCK STRATEGIC GROWTH FUND       26

Notes to financial statements

Note 1 — Organization

John Hancock Strategic Growth Fund (the fund) is a series of John Hancock Funds III (the Trust), an open-end management investment company organized as a Massachusetts business trust and registered under the Investment Company Act of 1940, as amended (the 1940 Act). The investment objective of the fund is to seek long-term capital appreciation.

The fund may offer multiple classes of shares. The shares currently offered are detailed in the Statement of assets and liabilities. Class A and Class C shares are offered to all investors. Class I shares are offered to institutions and certain investors. Class R2 and Class R4 shares are available only to certain retirement plans. Class R6 shares are available only to certain retirement plans, institutions and other investors. Class NAV shares are offered to John Hancock affiliated funds of funds and certain 529 plans. Shareholders of each class have exclusive voting rights to matters that affect that class. The distribution and service fees, if any, and transfer agent fees for each class may differ.

Note 2 — Significant accounting policies

The financial statements have been prepared in conformity with accounting principles generally accepted in the United States of America (US GAAP), which require management to make certain estimates and assumptions as of the date of the financial statements. Actual results could differ from those estimates and those differences could be significant. The fund qualifies as an investment company under Topic 946 of Accounting Standards Codification of US GAAP.

Events or transactions occurring after the end of the fiscal period through the date that the financial statements were issued have been evaluated in the preparation of the financial statements. The following summarizes the significant accounting policies of the fund:

Security valuation. Investments are stated at value as of the scheduled close of regular trading on the New York Stock Exchange (NYSE), normally at 4:00 p.m., Eastern Time. In case of emergency or other disruption resulting in the NYSE not opening for trading or the NYSE closing at a time other than the regularly scheduled close, the net asset value (NAV) may be determined as of the regularly scheduled close of the NYSE pursuant to the fund's Valuation Policies and Procedures.

In order to value the securities, the fund uses the following valuation techniques: Equity securities held by the fund are typically valued at the last sale price or official closing price on the exchange or principal market where the security trades. In the event there were no sales during the day or closing prices are not available, the securities are valued using the last available bid price. Investments by the fund in open-end mutual funds, including John Hancock Collateral Trust (JHCT), are valued at their respective NAVs each business day. Foreign securities and currencies are valued in U.S. dollars based on foreign currency exchange rates supplied by an independent pricing vendor.

In certain instances, the Pricing Committee may determine to value equity securities using prices obtained from another exchange or market if trading on the exchange or market on which prices are typically obtained did not open for trading as scheduled, or if trading closed earlier than scheduled, and trading occurred as normal on another exchange or market.

Other portfolio securities and assets, for which reliable market quotations are not readily available, are valued at fair value as determined in good faith by the fund's Pricing Committee following procedures established by the Board of Trustees. The frequency with which these fair valuation procedures are used cannot be predicted and fair value of securities may differ significantly from the value that would have been used had a ready market for such securities existed.

The fund uses a three-tier hierarchy to prioritize the pricing assumptions, referred to as inputs, used in valuation techniques to measure fair value. Level 1 includes securities valued using quoted prices in active markets for identical securities. Level 2 includes securities valued using other significant observable inputs. Observable inputs may include quoted prices for similar securities, interest rates, prepayment speeds and credit risk. Prices for securities valued using these inputs are received from independent pricing vendors and brokers and are based on an evaluation of the inputs described. Level 3 includes securities valued using significant unobservable inputs when market prices are not readily available or reliable, including the fund's own assumptions in determining the fair value of investments. Factors used in determining value may include market or issuer specific events or trends, changes in interest rates and credit quality. The inputs or methodology used for valuing

ANNUAL REPORT   |   JOHN HANCOCK STRATEGIC GROWTH FUND       27

securities are not necessarily an indication of the risks associated with investing in those securities. Changes in valuation techniques and related inputs may result in transfers into or out of an assigned level within the disclosure hierarchy.

The following is a summary of the values by input classification of the fund's investments as of March 31, 2017, by major security category or type:

	Total value at 3-31-17	Level 1 quoted price	Level 2 significant observable inputs	Level 3 significant unobservable inputs
Common stocks
Consumer discretionary	$469,511,183	$469,511,183	—	—
Consumer staples	96,621,517	96,621,517	—	—
Energy	32,164,037	32,164,037	—	—
Financials	88,201,200	88,201,200	—	—
Health care	246,658,930	246,658,930	—	—
Industrials	204,701,413	204,701,413	—	—
Information technology	710,765,261	709,949,261	—	$816,000
Materials	3,371,516	3,371,516	—	—
Real estate	32,393,536	32,393,536	—	—
Securities lending collateral	49,814,553	49,814,553	—	—
Short-term investments	94,442,329	—	$94,442,329	—
Total investments in securities	$2,028,645,475	$1,933,387,146	$94,442,329	$816,000

Repurchase agreements. The fund may enter into repurchase agreements. When the fund enters into a repurchase agreement, it receives collateral that is held in a segregated account by the fund's custodian. The collateral amount is marked-to-market and monitored on a daily basis to ensure that the collateral held is in an amount not less than the principal amount of the repurchase agreement plus any accrued interest. Collateral received by the fund for repurchase agreements is disclosed in the Fund's investments as part of the caption related to the repurchase agreement.

Repurchase agreements are typically governed by the terms and conditions of the Master Repurchase Agreement and/or Global Master Repurchase Agreement (collectively, MRA). Upon an event of default, the non-defaulting party may close out all transactions traded under the MRA and net amounts owed. Absent an event of default, assets and liabilities resulting from repurchase agreements are not offset in the Statement of assets and liabilities. In the event of a default by the counterparty, realization of the collateral proceeds could be delayed, during which time the collateral value may decline or the counterparty may have insufficient assets to pay back claims resulting from close-out of the transactions.

Security transactions and related investment income. Investment security transactions are accounted for on a trade date plus one basis for daily NAV calculations. However, for financial reporting purposes, investment transactions are reported on trade date. Interest income is accrued as earned. Dividend income is recorded on the ex-date, except for dividends of foreign securities where the dividend may not be known until after the ex-date. In those cases, dividend income, net of withholding taxes, is recorded when the fund becomes aware of the dividends. Foreign taxes are provided for based on the fund's understanding of the tax rules and rates that exist in the foreign markets in which it invests. Gains and losses on securities sold are determined on the basis of identified cost and may include proceeds from litigation.

Securities lending. The fund may lend its securities to earn additional income. The fund receives cash collateral from the borrower in an amount not less than the market value of the loaned securities. The fund will invest its collateral in JHCT, an affiliate of the fund, which has a floating NAV and is registered with the Securities and Exchange Commission (SEC) as an investment company. JHCT invests cash received as collateral as part of the securities lending program in short-term money market investments. The fund will receive the benefit of any gains and bear any losses generated by JHCT with respect to the cash collateral.

ANNUAL REPORT   |   JOHN HANCOCK STRATEGIC GROWTH FUND       28

The fund has the right to recall loaned securities on demand. If a borrower fails to return loaned securities when due, then the lending agent is responsible and indemnifies the fund for the lent securities. The lending agent uses the collateral received from the borrower to purchase replacement securities of the same issue, type, class and series of the loaned securities. If the value of the collateral is less than the purchase cost of replacement securities, the lending agent is responsible for satisfying the shortfall but only to the extent that the shortfall is not due to any decrease in the value of JHCT.

Although the risk of the loss of the securities lent is mitigated by receiving collateral from the borrower and through lending agent indemnification, the fund could experience a delay in recovering securities or could experience a lower than expected return if the borrower fails to return the securities on a timely basis. The fund receives compensation for lending its securities by retaining a portion of the return on the investment of the collateral and compensation from fees earned from borrowers of the securities. Securities lending income received by the fund is net of fees retained by the securities lending agent. Net income received from JHCT is a component of securities lending income as recorded on the Statement of operations.

Obligations to repay collateral received by the fund are shown on the Statements of assets and liabilities as Payable upon return of securities loaned and are secured by the loaned securities. As of March 31, 2017, the fund loaned common stocks valued at $48,705,008 and received $49,814,582 of cash collateral.

Line of credit. The fund may borrow from banks for temporary or emergency purposes, including meeting redemption requests that otherwise might require the untimely sale of securities. Pursuant to the fund's custodian agreement, the custodian may loan money to the fund to make properly authorized payments. The fund is obligated to repay the custodian for any overdraft, including any related costs or expenses. The custodian may have a lien, security interest or security entitlement in any fund property that is not otherwise segregated or pledged, to the extent of any overdraft, and to the maximum extent permitted by law.

Effective June 30, 2016, the fund and other affiliated funds have entered into a syndicated line of credit agreement with Citibank, N.A. as the administrative agent that enables them to participate in a $1 billion unsecured committed line of credit. Excluding commitments designated for a certain fund and subject to the need of other affiliated funds, the fund can borrow up to an aggregate commitment amount of $750 million, subject to asset coverage and other limitations as specified in the agreement. A commitment fee payable at the end of each calendar quarter, based on the average daily unused portion of the line of credit, is charged to each participating fund based on a combination of fixed and asset based allocations and is reflected in Other expenses on the Statement of operations. Prior to June 30, 2016, the fund had a similar agreement that enabled it to participate in a $750 million unsecured committed line of credit. For the year ended March 31, 2017, the fund had no borrowings under either line of credit. Commitment fees for the year ended March 31, 2017, were $7,106.

Expenses. Within the John Hancock group of funds complex, expenses that are directly attributable to an individual fund are allocated to such fund. Expenses that are not readily attributable to a specific fund are allocated among all funds in an equitable manner, taking into consideration, among other things, the nature and type of expense and the fund's relative net assets. Expense estimates are accrued in the period to which they relate and adjustments are made when actual amounts are known.

Class allocations. Income, common expenses and realized and unrealized gains (losses) are determined at the fund level and allocated daily to each class of shares based on the net assets of the class. Class-specific expenses, such as distribution and service fees, if any, and transfer agent fees, for all classes, are calculated daily at the class level based on the net assets of each class and the specific expense rates applicable to each class.

Federal income taxes. The fund intends to continue to qualify as a regulated investment company by complying with the applicable provisions of the Internal Revenue Code and will not be subject to federal income tax on taxable income that is distributed to shareholders. Therefore, no federal income tax provision is required.

As of March 31, 2017, the fund had no uncertain tax positions that would require financial statement recognition, derecognition or disclosure. The fund's federal tax returns are subject to examination by the Internal Revenue Service for a period of three years.

ANNUAL REPORT   |   JOHN HANCOCK STRATEGIC GROWTH FUND       29

Distribution of income and gains. Distributions to shareholders from net investment income and net realized gains, if any, are recorded on the ex-date. The fund generally declares and pays dividends and capital gain distributions, if any, annually.

The tax character of distributions for the years ended March 31, 2017 and 2016 was as follows:

	March 31, 2017	March 31, 2016
Ordinary Income	$16,265,008	$38,200,449
Long term capital gains	61,625,762	68,624,595
Total	$77,890,770	$106,825,044

Distributions paid by the fund with respect to each class of shares are calculated in the same manner, at the same time and in the same amount, except for the effect of class level expenses that may be applied differently to each class. As of March 31, 2017, the components of distributable earnings on a tax basis consisted of $21,670,077 of undistributed ordinary income and $47,625,831 of undistributed long-term capital gain.

Such distributions and distributable earnings, on a tax basis, are determined in conformity with income tax regulations, which may differ from US GAAP. Distributions in excess of tax basis earnings and profits, if any, are reported in the fund's financial statements as a return of capital.

Capital accounts within the financial statements are adjusted for permanent book-tax differences. These adjustments have no impact on net assets or the results of operations. Temporary book-tax differences, if any, will reverse in a subsequent period. Book-tax differences are primarily attributable to wash sale loss deferrals, expiration of capital loss carryforwards and merger related transactions.

Note 3 — Guarantees and indemnifications

Under the Trust's organizational documents, its Officers and Trustees are indemnified against certain liabilities arising out of the performance of their duties to the Trust, including the fund. Additionally, in the normal course of business, the fund enters into contracts with service providers that contain general indemnification clauses. The fund's maximum exposure under these arrangements is unknown, as this would involve future claims that may be made against the fund that have not yet occurred. The risk of material loss from such claims is considered remote.

Note 4 — Fees and transactions with affiliates

John Hancock Advisers, LLC (the Advisor) serves as investment advisor for the fund. John Hancock Funds, LLC (the Distributor), an affiliate of the Advisor, serves as principal underwriter of the fund. The Advisor and the Distributor are indirect, wholly owned subsidiaries of Manulife Financial Corporation (MFC).

Management fee. The fund has an investment management agreement with the Advisor under which the fund pays a daily management fee to the Advisor equivalent on an annual basis to the sum of: (a) 0.725% of the first $500 million of the fund's average daily net assets; (b) 0.700% of the next $500 million of the fund's average daily net assets; (c) 0.675% of the next $500 million of the fund's average daily net assets; and (d) 0.650% of the fund's average daily net assets in excess of $1.5 billion. The Advisor has a subadvisory agreement with John Hancock Asset Management a division of Manulife Asset Management (US) LLC, an indirectly owned subsidiary of MFC and an affiliate of the Advisor. The fund is not responsible for payment of the subadvisory fees.

The Advisor has contractually agreed to waive a portion of its management fee and/or reimburse expenses for certain funds of the John Hancock group of funds complex, including the fund (the participating portfolios). This waiver is based upon aggregate net assets of all the participating portfolios. The amount of the reimbursement is calculated daily and allocated among all the participating portfolios in proportion to the daily net assets of each fund. During the year ended March 31, 2017, this waiver amounted to 0.01% of the fund's average net assets. This arrangement may be amended or terminated at any time by the Advisor upon notice to the fund and with the approval of the Board of Trustees.

ANNUAL REPORT   |   JOHN HANCOCK STRATEGIC GROWTH FUND       30

Prior to July 1, 2016, the Advisor had contractually agreed to waive all or a portion of its management fee and/or reimburse or pay operating expenses of the fund to the extent necessary to maintain the fund's total operating expenses at 2.05%, 1.43%, and 1.18% for Class C, Class R2, and Class R4 shares, respectively, excluding certain expenses such as taxes, brokerage commissions, interest expense, litigation and indemnification expenses and other extraordinary expenses not incurred in the ordinary course of the fund's business, acquired fund fees and short dividend expense.

The Advisor has contractually agreed to waive and/or reimburse all class specific expenses for Class R6 shares of the fund to the extent they exceed 0.00% of average net assets. The expense limitation expires on June 30, 2017, unless renewed by mutual agreement of the fund and the Advisor based upon a determination that this is appropriate under the circumstances at the time.

For the year ended March 31, 2017, these expense reductions amounted to the following:

Class	Expense reduction	Class	Expense reduction
Class A	$24,438	Class R4	$17
Class C	1,186	Class R6	122
Class I	793	Class NAV	123,777
Class R2	74	Total	$150,407

Expenses waived or reimbursed in the current fiscal period are not subject to recapture in future fiscal periods.

The investment management fees, including the impact of the waivers and reimbursements as described above, incurred for the year ended March 31, 2017 were equivalent to a net annual effective rate of 0.68% of the fund's average daily net assets.

Accounting and legal services. Pursuant to a service agreement, the fund reimburses the Advisor for all expenses associated with providing the administrative, financial, legal, accounting and recordkeeping services to the fund, including the preparation of all tax returns, periodic reports to shareholders and regulatory reports, among other services. These expenses are allocated to each share class based on its relative net assets at the time the expense was incurred. These accounting and legal services fees incurred for the year ended March 31, 2017 amounted to an annual rate of 0.01% of the fund's average daily net assets.

Distribution and service plans. The fund has a distribution agreement with the Distributor. The fund has adopted distribution and service plans with respect to Class A, Class C, Class R2 and Class R4 pursuant to Rule 12b-1 under the 1940 Act, to pay the Distributor for services provided as the distributor of shares of the fund. In addition, under a service plan for Class R2 and Class R4, the fund pays for certain other services. The fund may pay up to the following contractual rates of distribution and service fees under these arrangements, expressed as an annual percentage of average daily net assets for each class of the fund's shares.

Class	Rule 12b-1 fee	Service fees	Class	Rule 12b-1 fee	Service fees
Class A	0.30%	—	Class R2	0.25%	0.25%
Class C	1.00%	—	Class R4	0.25%	0.10%

Currently only 0.25% is charged to Class A shares for Rule 12b-1 fees.

The fund's Distributor has contractually agreed to waive 0.10% of Rule12b-1 fees for Class R4 shares. The current waiver agreement expires on June 30, 2017, unless renewed by mutual agreement of the fund and the Distributor based upon a determination that this is appropriate under the circumstances at the time. This contractual waiver amounted to $228 for Class R4 shares for the year ended March 31, 2017.

Sales charges. Class A shares are assessed up-front sales charges, which resulted in payments to the Distributor amounting to $169,419 for the year ended March 31, 2017. Of this amount, $27,167 was retained and used for printing prospectuses, advertising, sales literature and other purposes, $118,518 was paid as sales commissions to broker-dealers

ANNUAL REPORT   |   JOHN HANCOCK STRATEGIC GROWTH FUND       31

and $23,734 was paid as sales commissions to sales personnel of Signator Investors, Inc., a broker-dealer affiliate of the Advisor.

Class A and Class C shares may be subject to contingent deferred sales charges (CDSCs). Certain Class A shares that are acquired through purchases of $1 million or more and are redeemed within one year of purchase are subject to a 1.00% sales charge. Class C shares that are redeemed within one year of purchase are subject to a 1.00% CDSC. CDSCs are applied to the lesser of the current market value at the time of redemption or the original purchase cost of the shares being redeemed. Proceeds from CDSCs are used to compensate the Distributor for providing distribution-related services in connection with the sale of these shares. During the year ended March 31, 2017, CDSCs received by the Distributor amounted to $1,156 and $1,569 for Class A and Class C shares, respectively.

Transfer agent fees. The fund has a transfer agent agreement with John Hancock Signature Services, Inc. (Signature Services), an affiliate of the Advisor. The transfer agent fees paid to Signature Services are determined based on the cost to Signature Services (Signature Services Cost) of providing recordkeeping services. It also includes out-of-pocket expenses, including payments made to third-parties for recordkeeping services provided to their clients who invest in one or more John Hancock funds. In addition, Signature Services Cost may be reduced by certain fees that Signature Services receives in connection with retirement and small accounts. Signature Services Cost is calculated monthly and allocated, as applicable, to five categories of share classes: Retail Share and Institutional Share Classes of Non-Municipal Bond Funds, Class R6 Shares, Retirement Share Classes and Municipal Bond Share Classes. Within each of these categories, the applicable costs are allocated to the affected John Hancock affiliated funds and/or classes, based on the relative average daily net assets.

Class level expenses. Class level expenses for the year ended March 31, 2017 were:

Class	Distribution and service fees	Transfer agent fees
Class A	$804,511	$394,270
Class C	156,176	19,132
Class I	—	11,633
Class R2	4,166	159
Class R4	615	37
Class R6	—	83
Total	$965,468	$425,314

Trustee expenses. The fund compensates each Trustee who is not an employee of the Advisor or its affiliates. The costs of paying Trustee compensation and expenses are allocated to each fund based on its net assets relative to other funds within the John Hancock group of funds complex.

Interfund lending program Pursuant to an Exemptive Order issued by the SEC, the fund, along with certain other funds advised by the Advisor or its affiliates, may participate in an interfund lending program. This program provides an alternative credit facility allowing the funds to borrow from, or lend money to, other participating affiliated funds. At period end, no interfund loans were outstanding. Interest income is included in Interest on the Statement of operations. The fund's activity in this program during the period for which loans were outstanding was as follows:

Borrower or lender	Weighted average loan balance	Days outstanding	Weighted average interest rate	Interest income
Lender	$12,558,324	1	0.715%	$249

ANNUAL REPORT   |   JOHN HANCOCK STRATEGIC GROWTH FUND       32

Note 5 — Fund share transactions

Transactions in fund shares for the years ended March 31, 2017 and 2016 were as follows:

		Year ended 3-31-17		Year ended 3-31-16
	Shares	Amount	Shares	Amount
Class A shares
Sold	749,612	$11,943,328	527,971	$8,398,745
Issued in reorganization (Note 10)	21,468,382	331,978,464	—	—
Distributions reinvested	761,147	11,919,564	60,658	959,600
Repurchased	(3,839,049)	(61,321,302)	(480,948)	(7,650,606)
Net increase	19,140,092	$294,520,054	107,681	$1,707,739
Class C shares
Sold	62,516	$988,888	48,784	$771,679
Issued in reorganization (Note 10)	1,055,831	16,315,435	—	—
Distributions reinvested	31,916	498,210	2,596	41,145
Repurchased	(212,680)	(3,370,383)	(44,509)	(699,509)
Net increase	937,583	$14,432,150	6,871	$113,315
Class I shares
Sold	943,754	$15,295,486	98,491	$1,567,114
Issued in reorganization (Note 10)	281,166	4,371,431	—	—
Distributions reinvested	26,643	419,092	43,509	691,359
Repurchased	(893,470)	(14,057,354)	(245,410)	(3,856,027)
Net increase (decrease)	358,093	$6,028,655	(103,410)	($1,597,554)
Class R2 shares
Sold	10,833	$173,528	—	—
Issued in reorganization (Note 10)	58,403	909,678	—	—
Distributions reinvested	1,620	25,559	—	—
Repurchased	(17,571)	(285,072)	—	—
Net increase	53,285	$823,693	—	—
Class R4 shares
Sold	224	$3,588	—	—
Issued in reorganization (Note 10)	8,608	134,034	—	—
Distributions reinvested	123	1,938	—	—
Repurchased	(88)	(1,395)	—	—
Net increase	8,867	$138,165	—	—
Class R6 shares
Sold	47,217	$771,958	—	—
Issued in reorganization (Note 10)	362,123	5,636,589	—	—
Distributions reinvested	1,300	20,472	—	—
Repurchased	(359,657)	(5,600,153)	—	—
Net increase	50,983	$828,866	—	—
Class NAV shares
Sold	1,762,330	$28,246,290	345,929	$5,468,712
Distributions reinvested	4,095,668	64,465,820	6,611,043	105,115,593
Repurchased	(20,225,859)	(326,504,369)	(24,558,115)	(399,609,533)
Net decrease	(14,367,861)	($233,792,259)	(17,601,143)	($289,025,228)

ANNUAL REPORT   |   JOHN HANCOCK STRATEGIC GROWTH FUND       33

		Year ended 3-31-17		Year ended 3-31-16
	Shares	Amount	Shares	Amount
Total net increase (decrease)	6,181,042	$82,979,324	(17,590,001)	($288,801,728)

Affiliates of the fund owned 29%, 78%, 11% and 100% of shares of the fund of Class R2, Class R4, Class R6 and Class NAV, respectively, on March 31, 2017. Such concentration of shareholders' capital could have a material effect on the fund if such shareholders redeem from the fund.

Note 6 — Purchase and sale of securities

Purchases and sales of securities, other than short-term investments, amounted to $1,807,452,944 and $2,136,646,459, respectively, for the year ended March 31, 2017.

Note 7 — Industry or sector risk

The fund may invest a large percentage of its assets in one or more particular industries or sectors of the economy. If a large percentage of the fund's assets are economically tied to a single or small number of industries or sectors of the economy, the fund will be less diversified than a more broadly diversified fund, and it may cause the fund to underperform if that industry or sector underperforms. In addition, focusing on a particular industry or sector may make the fund's NAV more volatile. Further, a fund that invests in particular industries or sectors is particularly susceptible to the impact of market, economic, regulatory and other factors affecting those industries or sectors.

Note 8 — Investment by affiliated funds

Certain investors in the fund are affiliated funds that are managed by the Advisor and its affiliates. The affiliated funds do not invest in the fund for the purpose of exercising management or control; however, this investment may represent a significant portion of the fund's net assets. At March 31, 2017, funds within the John Hancock group of funds complex held 80.8% of the fund's net assets. The following affiliated funds owned 5% or more of the fund's net assets:

Fund	Affiliated concentration
John Hancock Funds II Multimanager Lifestyle Growth Portfolio	20.1%
John Hancock Funds II Multimanager Lifestyle Balanced Portfolio	15.1%
John Hancock Variable Insurance Trust Lifestyle Growth MVP	14.4%
John Hancock Variable Insurance Trust Lifestyle Balanced MVP	9.6%
John Hancock Funds II Multimanager Lifestyle Aggressive Portfolio	8.0%

Note 9 — Direct placement securities

The fund may hold private placement securities which are restricted as to resale and the fund has limited rights to registration under the Securities Act of 1933. The following table summarizes the direct placement securities held at March 31, 2017.

Issuer, description	Original acquisition date*	Acquisition cost	Beginning share amount	Ending share amount	Value as a percentage of fund's net assets	Value as of 3-31-17
SourceHOV	10-31-14	$4,726,919	510	510	0.04%	$816,000

*Original acquisition date represents date security was acquired by John Hancock Select Growth Fund. On April 22, 2016, the security was acquired at value in connection with acquisition of John Hancock Select Growth Fund. See Note 10.

ANNUAL REPORT   |   JOHN HANCOCK STRATEGIC GROWTH FUND       34

Note 10 — Reorganization

On March 30, 2016, the shareholders of John Hancock Select Growth Fund (the Acquired Portfolio) voted to approve an Agreement and Plan of Reorganization (the Agreement) which provided for an exchange of shares of the fund (the Acquiring Portfolio) with a value equal to the net assets transferred.

The Agreement provided for (a) the acquisition of all the assets, subject to all of the liabilities, of the Acquired Portfolio in exchange for shares of the Acquiring Portfolio with a value equal to the net assets transferred; (b) the liquidation of the Acquired Portfolio; and (c) the distribution to Acquired Portfolio's shareholders of the Acquiring Portfolio's shares. The reorganization was intended to consolidate the Acquired Portfolio with a portfolio with similar objectives and achieve economies of scale. As a result of the reorganization, the Acquiring Portfolio is the legal and accounting survivor.

Based on the opinion of tax counsel, the reorganization qualified as a tax-free reorganization for federal income tax purposes with no gain or loss recognized by the Acquired Portfolio or its shareholders. Thus, the investments were transferred to the Acquiring Portfolio at the Acquired Portfolio's identified cost. All distributable amounts of net income and realized gains from the Acquired Portfolio were distributed prior to the reorganization. In addition, the expenses of the reorganization were borne by the Acquired Portfolio. The effective time of the reorganization occurred immediately after the close of regularly scheduled trading on the New York Stock Exchange (NYSE) on April 22, 2016. The following outlines the reorganization:

Acquiring portfolio	Acquired portfolio	Net asset value of the acquired portfolio	Appreciation of the acquired portfolio investment	Shares redeemed by the acquired portfolio	Shares issued by the acquiring portfolio	Acquiring portfolio net assets prior to combination	Acquiring portfolio total net assets after combination
Strategic Growth Fund	Select Growth Fund	$359,345,631	$15,546,164	18,553,593	23,234,512	$1,692,096,430	$2,051,442,061

Because the combined portfolio has been managed as a single integrated portfolio since the reorganization was completed, it is not practicable to separate the amounts of net investment income and gains attributable to the Acquired Portfolio that have been included in the Acquiring Portfolio's Statement of operations at March 31, 2017. See Note 5 for capital shares issued in connection with the above referenced reorganization.

Note 11 — New rule issuance

In October 2016, the SEC issued Final Rule Release No.33-10231, Investment Company Reporting Modernization (the Release). The Release calls for the adoption of new rules and forms as well as amendments to its rules and forms to modernize the reporting and disclosure of information by registered investment companies. The SEC is adopting amendments to Regulation S-X, which will require standardized, enhanced disclosure about derivatives in investment company financial statements, as well as other amendments. The updates to Regulation S-X are effective August 1, 2017 and may result in additional disclosure relating to the presentation of derivatives and certain other financial instruments. These updates will have no impact on the fund's net assets or results of operations.

ANNUAL REPORT   |   JOHN HANCOCK STRATEGIC GROWTH FUND       35

AUDITOR'S REPORT

Report of Independent Registered Public Accounting Firm

To the Board of Trustees of John Hancock Funds III and Shareholders of John Hancock Strategic Growth Fund:

In our opinion, the accompanying statement of assets and liabilities, including the fund's investments, and the related statements of operations and of changes in net assets and the financial highlights present fairly, in all material respects, the financial position of the John Hancock Strategic Growth Fund (the "Fund") as of March 31, 2017, the results of its operations for the year then ended, the changes in its net assets for each of the two years in the period then ended and the financial highlights for each of the periods presented, in conformity with accounting principles generally accepted in the United States of America. These financial statements and financial highlights (hereafter referred to as "financial statements") are the responsibility of the Fund's management. Our responsibility is to express an opinion on these financial statements based on our audits. We conducted our audits of these financial statements in accordance with the standards of the Public Company Accounting Oversight Board (United States). Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements are free of material misstatement. An audit includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements, assessing the accounting principles used and significant estimates made by management, and evaluating the overall financial statement presentation. We believe that our audits, which included confirmation of securities as of March 31, 2017 by correspondence with the custodian, brokers, and transfer agent, and the application of alternative auditing procedures where securities purchased confirmations had not been received, provide a reasonable basis for our opinion.

PricewaterhouseCoopers LLP

Boston, Massachusetts

May 16, 2017

ANNUAL REPORT   |   JOHN HANCOCK STRATEGIC GROWTH FUND       36

TAX INFORMATION

Unaudited

For federal income tax purposes, the following information is furnished with respect to the distributions of the fund, if any, paid during its taxable year ended March 31, 2017.

The fund reports the maximum amount allowable of its net taxable income as eligible for the corporate dividends-received deduction.

The fund reports the maximum amount allowable of its net taxable income as qualified dividend income as provided in the Jobs and Growth Tax Relief Reconciliation Act of 2003.

The fund paid $61,625,762 in capital gain dividends.

Eligible shareholders will be mailed a 2017 Form 1099-DIV in early 2018. This will reflect the tax character of all distributions paid in calendar year 2017.

Please consult a tax advisor regarding the tax consequences of your investment in the fund.

ANNUAL REPORT   |   JOHN HANCOCK STRATEGIC GROWTH FUND       37

Trustees and Officers

This chart provides information about the Trustees and Officers who oversee your John Hancock fund. Officers elected by the Trustees manage the day-to-day operations of the fund and execute policies formulated by the Trustees.

Independent Trustees

Name, year of birth Position(s) held with Trust Principal occupation(s) and other directorships during past 5 years	Trustee of the Trust since[1]	Number of John Hancock funds overseen by Trustee
Hassell H. McClellan, Born: 1945	2012	228
Trustee and Chairperson of the Board
Director/Trustee, Virtus Funds (since 2008); Director, The Barnes Group (since 2010); Associate Professor, The Wallace E. Carroll School of Management, Boston College (retired 2013). Trustee (since 2014) and Chairperson of the Board (since 2017), John Hancock Collateral Trust; Trustee (since 2015) and Chairperson of the Board (since 2017), John Hancock Exchange-Traded Fund Trust; Trustee (since 2012) and Chairperson of the Board (since 2017), John Hancock retail funds[3]; Trustee (2005-2006 and since 2012) and Chairperson of the Board (since 2017), John Hancock Funds III; Trustee (since 2005) and Chairperson of the Board (since 2017), John Hancock Variable Insurance Trust and John Hancock Funds II.

Charles L. Bardelis,[2] Born: 1941	2012	228
Trustee
Director, Island Commuter Corp. (marine transport). Trustee, John Hancock Collateral Trust (since 2014), Trustee, John Hancock Exchange-Traded Fund Trust (since 2015); Trustee, John Hancock retail funds[3] (since 2012); Trustee, John Hancock Funds III (2005-2006 and since 2012); Trustee, John Hancock Variable Insurance Trust (since 1988); Trustee, John Hancock Funds II (since 2005).

Peter S. Burgess,[2] Born: 1942	2012	228
Trustee
Consultant (financial, accounting, and auditing matters) (since 1999); Certified Public Accountant; Partner, Arthur Andersen (independent public accounting firm) (prior to 1999); Director, Lincoln Educational Services Corporation (since 2004); Director, Symetra Financial Corporation (2010-2016); Director, PMA Capital Corporation (2004-2010). Trustee, John Hancock Collateral Trust (since 2014); Trustee, John Hancock Exchange-Traded Fund Trust (since 2015); Trustee, John Hancock retail funds[3] (since 2012); Trustee, John Hancock Funds III (2005-2006 and since 2012); Trustee, John Hancock Variable Insurance Trust and John Hancock Funds II (since 2005).

William H. Cunningham, Born: 1944	2006	228
Trustee
Professor, University of Texas, Austin, Texas (since 1971); former Chancellor, University of Texas System and former President of the University of Texas, Austin, Texas; Chairman (since 2009) and Director (since 2006), Lincoln National Corporation (insurance); Director, Southwest Airlines (since 2000); former Director, LIN Television (2009-2014). Trustee, John Hancock retail funds[3] (since 1986); Trustee, John Hancock Variable Insurance Trust (since 2012); Trustee, John Hancock Funds II (2005-2006 and since 2012); Trustee, John Hancock Collateral Trust (since 2014); Trustee, John Hancock Exchange-Traded Fund Trust (since 2015).

Grace K. Fey, Born: 1946	2012	228
Trustee
Chief Executive Officer, Grace Fey Advisors (since 2007); Director and Executive Vice President, Frontier Capital Management Company (1988-2007); Director, Fiduciary Trust (since 2009). Trustee, John Hancock Collateral Trust (since 2014); Trustee, John Hancock Exchange-Traded Fund Trust (since 2015); Trustee, John Hancock retail funds[3] (since 2012); Trustee, John Hancock Variable Insurance Trust and John Hancock Funds II (since 2008).

ANNUAL REPORT   |   JOHN HANCOCK STRATEGIC GROWTH FUND       38

Independent Trustees (continued)

Name, year of birth Position(s) held with Trust Principal occupation(s) and other directorships during past 5 years	Trustee of the Trust since[1]	Number of John Hancock funds overseen by Trustee
Theron S. Hoffman,[2] Born: 1947	2012	228
Trustee
Chief Executive Officer, T. Hoffman Associates, LLC (consulting firm) (since 2003); Director, The Todd Organization (consulting firm) (2003-2010); President, Westport Resources Management (investment management consulting firm) (2006-2008); Senior Managing Director, Partner, and Operating Head, Putnam Investments (2000-2003); Executive Vice President, The Thomson Corp. (financial and legal information publishing) (1997-2000). Trustee, John Hancock Collateral Trust (since 2014); Trustee, John Hancock Exchange-Traded Fund Trust (since 2015); Trustee, John Hancock retail funds[3] (since 2012); Trustee, John Hancock Variable Insurance Trust and John Hancock Funds II (since 2008).

Deborah C. Jackson, Born: 1952	2008	228
Trustee
President, Cambridge College, Cambridge, Massachusetts (since 2011); Board of Directors, National Association of Corporate Directors/New England (since 2015); Board of Directors, Association of Independent Colleges and Universities of Massachusetts, (since 2014); Chief Executive Officer, American Red Cross of Massachusetts Bay (2002-2011); Board of Directors of Eastern Bank Corporation (since 2001); Board of Directors of Eastern Bank Charitable Foundation (since 2001); Board of Directors of American Student Assistance Corporation (1996-2009); Board of Directors of Boston Stock Exchange (2002-2008); Board of Directors of Harvard Pilgrim Healthcare (health benefits company) (2007-2011). Trustee, John Hancock retail funds[3] (since 2008); Trustee, John Hancock Variable Insurance Trust and John Hancock Funds II (since 2012); Trustee, John Hancock Collateral Trust (since 2014); and Trustee, John Hancock Exchange-Traded Fund Trust (since 2015).

James M. Oates, Born: 1946	2012	228

Trustee
Managing Director, Wydown Group (financial consulting firm) (since 1994); Chairman and Director, Emerson Investment Management, Inc. (2000-2015); Independent Chairman, Hudson Castle Group, Inc. (formerly IBEX Capital Markets, Inc.) (financial services company) (1997-2011); Director, Stifel Financial (since 1996); Director, Investor Financial Services Corporation (1995-2007); Director, Connecticut River Bancorp (1998-2014); Director/Trustee, Virtus Funds (since 1988). Trustee (since 2014) and Chairperson of the Board (2014-2016), John Hancock Collateral Trust; Trustee (since 2015) and Chairperson of the Board (2015-2016), John Hancock Exchange-Traded Fund Trust; Trustee (since 2012) and Chairperson of the Board (2012-2016), John Hancock retail funds[3]; Trustee (2005-2006 and since 2012) and Chairperson of the Board (2012-2016), John Hancock Funds III; Trustee (since 2004) and Chairperson of the Board (since 2005-2016), John Hancock Variable Insurance Trust; Trustee (since 2005) and Chairperson of the Board, John Hancock Funds II (2005-2016).

Steven R. Pruchansky, Born: 1944	2006	228
Trustee and Vice Chairperson of the Board
Chairman and Chief Executive Officer, Greenscapes of Southwest Florida, Inc. (since 2000); Director and President, Greenscapes of Southwest Florida, Inc. (until 2000); Member, Board of Advisors, First American Bank (until 2010); Managing Director, Jon James, LLC (real estate) (since 2000); Partner, Right Funding, LLC (since 2014); Director, First Signature Bank & Trust Company (until 1991); Director, Mast Realty Trust (until 1994); President, Maxwell Building Corp. (until 1991). Trustee (since 1992) and Chairperson of the Board (2011-2012), John Hancock retail funds[3]; Trustee and Vice Chairperson of the Board, John Hancock retail funds[3] John Hancock Variable Insurance Trust, and John Hancock Funds II (since 2012); Trustee and Vice Chairperson of the Board, John Hancock Collateral Trust (since 2014); Trustee and Vice Chairperson of the Board, John Hancock Exchange-Traded Fund Trust (since 2015).

ANNUAL REPORT   |   JOHN HANCOCK STRATEGIC GROWTH FUND       39

Independent Trustees (continued)

Name, year of birth Position(s) held with Trust Principal occupation(s) and other directorships during past 5 years	Trustee of the Trust since[1]	Number of John Hancock funds overseen by Trustee
Gregory A. Russo, Born: 1949	2008	228
Trustee
Director and Audit Committee Chairman (since 2012), and Member, Audit Committee and Finance Committee (since 2011), NCH Healthcare System, Inc. (holding company for multi-entity healthcare system); Director and Member (since 2012) and Finance Committee Chairman (since 2014), The Moorings, Inc. (nonprofit continuing care community); Vice Chairman, Risk & Regulatory Matters, KPMG LLP (KPMG) (2002-2006); Vice Chairman, Industrial Markets, KPMG (1998-2002); Chairman and Treasurer, Westchester County, New York, Chamber of Commerce (1986-1992); Director, Treasurer, and Chairman of Audit and Finance Committees, Putnam Hospital Center (1989-1995); Director and Chairman of Fundraising Campaign, United Way of Westchester and Putnam Counties, New York (1990-1995). Trustee, John Hancock retail funds[3] (since 2008); Trustee, John Hancock Variable Insurance Trust and John Hancock Funds II (since 2012); Trustee, John Hancock Collateral Trust (since 2014); Trustee, John Hancock Exchange-Traded Fund Trust (since 2015).

Non-Independent Trustees4

Name, year of birth Position(s) held with Trust Principal occupation(s) and other directorships during past 5 years	Trustee of the Trust since[1]	Number of John Hancock funds overseen by Trustee
James R. Boyle, Born: 1959	2015	228
Non-Independent Trustee
Chairman and Chief Executive Officer, Zillion Group, Inc. (formerly HealthFleet, Inc.) (healthcare) (since 2014); Executive Vice President and Chief Executive Officer, U.S. Life Insurance Division of Genworth Financial, Inc. (insurance) (January 2014-July 2014); Senior Executive Vice President, Manulife Financial Corporation, President and Chief Executive Officer, John Hancock (1999-2012); Chairman and Director, John Hancock Advisers, LLC, John Hancock Funds, LLC, and John Hancock Investment Management Services, LLC (2005-2010). Trustee, John Hancock Collateral Trust and John Hancock Exchange-Traded Fund Trust (since 2015); Trustee, John Hancock retail funds[3] (2005-2010; 2012-2014 and since 2015); Trustee, John Hancock Variable Insurance Trust and John Hancock Funds II (2005-2014 and since 2015).

Craig Bromley, Born: 1966	2012	228
Non-Independent Trustee
President, John Hancock Financial Service (since 2012); Senior Executive Vice President and General Manager, U.S. Division, Manulife Financial Corporation (since 2012); President and Chief Executive Officer, Manulife Insurance Company (Manulife Japan) (2005-2012, including prior positions). Trustee, John Hancock retail funds,[3] John Hancock Variable Insurance Trust, and John Hancock Funds II (since 2012); Trustee, John Hancock Collateral Trust (since 2014); Trustee, John Hancock Exchange-Traded Fund Trust (since 2015).

Warren A. Thomson, Born: 1955	2012	228
Non-Independent Trustee
Senior Executive Vice President and Chief Investment Officer, Manulife Financial Corporation and The Manufacturers Life Insurance Company (since 2009); Chairman, Manulife Asset Management (since 2001, including prior positions); Director and Chairman, Manulife Asset Management Limited (since 2006); Director and Chairman, Hancock Natural Resources Group, Inc. (since 2013). Trustee, John Hancock retail funds,[3] John Hancock Variable Insurance Trust, and John Hancock Funds II (since 2012); Trustee, John Hancock Collateral Trust (since 2014); Trustee, John Hancock Exchange-Traded Fund Trust (since 2015).

ANNUAL REPORT   |   JOHN HANCOCK STRATEGIC GROWTH FUND       40

Principal officers who are not Trustees

Name, year of birth Position(s) held with Trust Principal occupation(s) during past 5 years	Officer of the Trust since
Andrew G. Arnott, Born: 1971	2009
President
Senior Vice President, John Hancock Financial Services (since 2009); Director and Executive Vice President, John Hancock Advisers, LLC (since 2005, including prior positions); Director and Executive Vice President, John Hancock Investment Management Services, LLC (since 2006, including prior positions); President, John Hancock Funds, LLC (since 2004, including prior positions); President, John Hancock retail funds,[3] John Hancock Variable Insurance Trust, and John Hancock Funds II (since 2007, including prior positions); President, John Hancock Collateral Trust and John Hancock Exchange-Traded Fund Trust (since 2014).

John J. Danello, Born: 1955	2014
Senior Vice President, Secretary, and Chief Legal Officer
Vice President and Chief Counsel, John Hancock Wealth Management (since 2005); Senior Vice President (since 2007) and Chief Legal Counsel (2007-2010), John Hancock Funds, LLC and The Berkeley Financial Group, LLC; Senior Vice President (since 2006, including prior positions) and Chief Legal Officer and Secretary (since 2014), John Hancock retail funds,[3] John Hancock Funds II and John Hancock Variable Insurance Trust; Senior Vice President, Secretary and Chief Legal Officer, John Hancock Collateral Trust and John Hancock Exchange-Traded Fund Trust (since 2014); Vice President, John Hancock Life & Health Insurance Company (since 2009); Vice President, John Hancock Life Insurance Company (USA) and John Hancock Life Insurance Company of New York (since 2010); and Senior Vice President, Secretary and Chief Legal Counsel (2007-2014, including prior positions) of John Hancock Advisers, LLC and John Hancock Investment Management Services, LLC.

Francis V. Knox, Jr., Born: 1947	2006
Chief Compliance Officer
Vice President, John Hancock Financial Services (since 2005); Chief Compliance Officer, John Hancock retail funds,[3] John Hancock Variable Insurance Trust, John Hancock Funds II, John Hancock Advisers, LLC, and John Hancock Investment Management Services, LLC (since 2005); Chief Compliance Officer, John Hancock Collateral Trust and John Hancock Exchange-Traded Fund Trust (since 2014).

Charles A. Rizzo, Born: 1957	2007
Chief Financial Officer
Vice President, John Hancock Financial Services (since 2008); Senior Vice President, John Hancock Advisers, LLC and John Hancock Investment Management Services, LLC (since 2008); Chief Financial Officer, John Hancock retail funds,[3] John Hancock Variable Insurance Trust and John Hancock Funds II (since 2007); Chief Financial Officer, John Hancock Collateral Trust and John Hancock Exchange-Traded Fund Trust (since 2014).

Salvatore Schiavone, Born: 1965	2010
Treasurer
Assistant Vice President, John Hancock Financial Services (since 2007); Vice President, John Hancock Advisers, LLC and John Hancock Investment Management Services, LLC (since 2007); Treasurer, John Hancock retail funds[3] (since 2007, including prior positions); Treasurer, John Hancock Variable Insurance Trust and John Hancock Funds II (2007-2009 and since 2010, including prior positions); Treasurer, John Hancock Collateral Trust and John Hancock Exchange-Traded Fund Trust (since 2014).

The business address for all Trustees and Officers is 601 Congress Street, Boston, Massachusetts 02210-2805.

The Statement of Additional Information of the fund includes additional information about members of the Board of Trustees of the Trust and is available without charge, upon request, by calling 800-225-5291.

1	Each Trustee holds office until his or her successor is elected and qualified, or until the Trustee's death, retirement, resignation, or removal. Mr. Boyle has served as Trustee at various times prior to the date listed in the table.
2	Member of the Audit Committee.
3	"John Hancock retail funds" comprises John Hancock Funds III and 40 other John Hancock funds consisting of 30 series of other John Hancock trusts and 10 closed-end funds.
4	The Trustee is a Non-Independent Trustee due to current or former positions with the Advisor and certain affiliates.
ANNUAL REPORT   |   JOHN HANCOCK STRATEGIC GROWTH FUND       41

More information

Trustees

Hassell H. McClellan, Chairperson#
Steven R. Pruchansky, Vice Chairperson
Charles L. Bardelis*
James R. Boyle†
Craig Bromley†
Peter S. Burgess*
William H. Cunningham
Grace K. Fey
Theron S. Hoffman*
Deborah C. Jackson
James M. Oates
Gregory A. Russo
Warren A. Thomson†

Officers

Andrew G. Arnott
President

John J. Danello
Senior Vice President, Secretary,
and Chief Legal Officer

Francis V. Knox, Jr.
Chief Compliance Officer

Charles A. Rizzo
Chief Financial Officer

Salvatore Schiavone
Treasurer

Investment advisor

John Hancock Advisers, LLC

Subadvisor

John Hancock Asset Management a division of Manulife Asset Management (US) LLC

Principal distributor

John Hancock Funds, LLC

Custodian

State Street Bank and Trust Company

Transfer agent

John Hancock Signature Services, Inc.

Legal counsel

K&L Gates LLP

Independent registered public accounting firm

PricewaterhouseCoopers LLP

*Member of the Audit Committee
†Non-Independent Trustee
#Effective 1-1-17

The fund's proxy voting policies and procedures, as well as the fund proxy voting record for the most recent twelve-month period ended June 30, are available free of charge on the Securities and Exchange Commission (SEC) website at sec.gov or on our website.

The fund's complete list of portfolio holdings, for the first and third fiscal quarters, is filed with the SEC on Form N-Q. The fund's Form N-Q is available on our website and the SEC's website, sec.gov, and can be reviewed and copied (for a fee) at the SEC's Public Reference Room in Washington, DC. Call 800-SEC-0330 to receive information on the operation of the SEC's Public Reference Room.

We make this information on your fund, as well as monthly portfolio holdings, and other fund details available on our website at jhinvestments.com or by calling 800-225-5291.

You can also contact us:
800-225-5291 jhinvestments.com	Regular mail: John Hancock Signature Services, Inc. P.O. Box 55913 Boston, MA 02205-5913	Express mail: John Hancock Signature Services, Inc. Suite 55913 30 Dan Road Canton, MA 02021

ANNUAL REPORT   |   JOHN HANCOCK STRATEGIC GROWTH FUND       42

John Hancock family of funds

DOMESTIC EQUITY FUNDS

Balanced

Blue Chip Growth

Classic Value

Disciplined Value

Disciplined Value Mid Cap

Equity Income

Fundamental All Cap Core

Fundamental Large Cap Core

Fundamental Large Cap Value

New Opportunities

Small Cap Value

Small Company

Strategic Growth

U.S. Global Leaders Growth

U.S. Growth

Value Equity

GLOBAL AND INTERNATIONAL EQUITY FUNDS

Disciplined Value International

Emerging Markets

Emerging Markets Equity

Fundamental Global Franchise

Global Equity

Global Shareholder Yield

Greater China Opportunities

International Growth

International Small Company

International Value Equity

INCOME FUNDS

Bond

California Tax-Free Income

Emerging Markets Debt

Floating Rate Income

Global Income

Government Income

High Yield

High Yield Municipal Bond

Income

Investment Grade Bond

Money Market

Short Duration Credit Opportunities

Spectrum Income

Strategic Income Opportunities

Tax-Free Bond

ALTERNATIVE AND SPECIALTY FUNDS

Absolute Return Currency

Alternative Asset Allocation

Enduring Assets

Financial Industries

Global Absolute Return Strategies

Global Conservative Absolute Return

Global Focused Strategies

Natural Resources

Redwood

Regional Bank

Seaport

Technical Opportunities

A fund's investment objectives, risks, charges, and expenses should be considered carefully before investing. The prospectus contains this and other important information about the fund. To obtain a prospectus, contact your financial professional, call John Hancock Investments at 800-225-5291, or visit our website at jhinvestments.com. Please read the prospectus carefully before investing or sending money.

ASSET ALLOCATION

Income Allocation Fund

Multi-Index Lifetime Portfolios

Multi-Index Preservation Portfolios

Multimanager Lifestyle Portfolios

Multimanager Lifetime Portfolios

EXCHANGE-TRADED FUNDS

John Hancock Multifactor Consumer Discretionary ETF

John Hancock Multifactor Consumer Staples ETF

John Hancock Multifactor Developed International ETF

John Hancock Multifactor Energy ETF

John Hancock Multifactor Financials ETF

John Hancock Multifactor Healthcare ETF

John Hancock Multifactor Industrials ETF

John Hancock Multifactor Large Cap ETF

John Hancock Multifactor Materials ETF

John Hancock Multifactor Mid Cap ETF

John Hancock Multifactor Technology ETF

John Hancock Multifactor Utilities ETF

ENVIRONMENTAL, SOCIAL, AND GOVERNANCE FUNDS

ESG All Cap Core

ESG Core Bond

ESG International Equity

ESG Large Cap Core

CLOSED-END FUNDS

Financial Opportunities

Hedged Equity & Income

Income Securities Trust

Investors Trust

Preferred Income

Preferred Income II

Preferred Income III

Premium Dividend

Tax-Advantaged Dividend Income

Tax-Advantaged Global Shareholder Yield

John Hancock Multifactor ETF shares are bought and sold at market price (not NAV), and are not individually redeemed from the fund. Brokerage commissions will reduce returns.

John Hancock ETFs are distributed by Foreside Fund Services, LLC, and are subadvised by Dimensional Fund Advisors LP.
Foreside is not affiliated with John Hancock Funds, LLC or Dimensional Fund Advisors LP.

Dimensional Fund Advisors LP receives compensation from John Hancock in connection with licensing rights to the
John Hancock Dimensional indexes. Dimensional Fund Advisors LP does not sponsor, endorse, or sell, and makes no representation as to the advisability of investing in, John Hancock Multifactor ETFs.

John Hancock Investments

A trusted brand

John Hancock Investments is a premier asset manager representing one of
America's most trusted brands, with a heritage of financial stewardship dating back to 1862. Helping our shareholders pursue their financial goals is at the core of everything we do. It's why we support the role of professional financial advice and operate with the highest standards of conduct and integrity.

A better way to invest

We serve investors globally through a unique multimanager approach:
We search the world to find proven portfolio teams with specialized expertise for every strategy we offer, then we apply robust investment oversight to ensure they continue to meet our uncompromising standards and serve the best interests of our shareholders.

Results for investors

Our unique approach to asset management enables us to provide a diverse set of investments backed by some of the world's best managers, along with strong risk-adjusted returns across asset classes.

John Hancock Funds, LLC ■ Member FINRA, SIPC 601 Congress Street ■ Boston, MA 02210-2805 800-225-5291 ■ jhinvestments.com
This report is for the information of the shareholders of John Hancock Strategic Growth Fund. It is not authorized for distribution to prospective investors unless preceded or accompanied by a prospectus.
MF361886	393A 3/17 5/17

ITEM 2. CODE OF ETHICS.

As of the end of the year, March 31, 2017, the registrant has adopted a code of ethics, as defined in Item 2 of Form N-CSR, that applies to its Chief Executive Officer, Chief Financial Officer and Treasurer (respectively, the principal executive officer, the principal financial officer and the principal accounting officer, the “Covered Officers”). A copy of the code of ethics is filed as an exhibit to this Form N-CSR.

ITEM 3. AUDIT COMMITTEE FINANCIAL EXPERT.

Peter S. Burgess is the audit committee financial expert and is “independent”, pursuant to general instructions on Form N-CSR Item 3.

ITEM 4. PRINCIPAL ACCOUNTANT FEES AND SERVICES.

(a) Audit Fees
The aggregate fees billed for professional services rendered by the principal accountant for the audits of the registrant’s annual financial statements or services that are normally provided by the accountant in connection with statutory and regulatory filings or engagements amounted to the following for the fiscal years ended March 31, 2017 and 2016. These fees were billed to the registrant and were approved by the registrant’s audit committee.

Fund	March 31, 2017	March 31, 2016
Disciplined Value Fund	$36,684	$35,786
Disciplined Value Mid Cap Fund	47,920	45,870
International Value Equity Fund	53,611	52,289
Small Company Fund	44,491	43,367
Strategic Growth Fund	38,866	36,935
Total	$221,572	$214,247

(b) Audit-Related Services
Audit-related fees for assurance and related services by the principal accountant are billed to the registrant or to the registrant’s investment adviser (not including any sub-adviser whose role is primarily portfolio management and is subcontracted with or overseen by another investment adviser), and any entity controlling, controlled by, or under common control with the adviser ("control affiliates") that provides ongoing services to the registrant. The nature of the services provided was affiliated service provider internal controls reviews. Amounts billed to the registrant were as follows:

Fund	March 31, 2017	March 31, 2016
Disciplined Value Fund	$510	$525
Disciplined Value Mid Cap Fund	510	525
International Value Equity Fund	510	525
Small Company Fund	510	525
Strategic Growth Fund	510	525
Total	$2,550	$2,625

Amounts billed to control affiliates were $106,517 and $103,474 for the fiscal years ended March 31, 2017 and 2016, respectively.

(c) Tax Fees
The aggregate fees billed for professional services rendered by the principal accountant for tax compliance, tax advice and tax planning (“tax fees”) amounted to the following for the fiscal years ended March 31, 2017 and 2016. The nature of the services comprising the tax fees was the review of the registrant’s tax returns and tax distribution requirements. These fees were billed to the registrant and were approved by the registrant’s audit committee.

Fund	March 31, 2017	March 31, 2016
Disciplined Value Fund	$3,647	$3,500
Disciplined Value Mid Cap Fund	4,337	3,500
International Value Equity Fund	4,197	4,000
Small Company Fund	3,647	3,500
Strategic Growth Fund	12,097	3,500
Total	$27,925	$18,000

(d) All Other Fees
The nature of the services comprising all other fees is advisory services provided to the investment manager. Other fees amounted to the following for the fiscal years ended March 31, 2017 and 2016:

Fund	March 31, 2017	March 31, 2016
Disciplined Value Fund	$832	$109
Disciplined Value Mid Cap Fund	832	109
International Value Equity Fund	832	1,609
Small Company Fund	832	109
Strategic Growth Fund	832	5,009
Total	$4,160	$6,945

(e)(1) Audit Committee Pre-Approval Policies and Procedures:

The trust’s Audit Committee must pre-approve all audit and non-audit services provided by the independent registered public accounting firm (the “Auditor”) relating to the operations or financial reporting of the funds. Prior to the commencement of any audit or non-audit services to a fund, the Audit Committee reviews the services to determine whether they are appropriate and permissible under applicable law.

The trust’s Audit Committee has adopted policies and procedures to, among other purposes, provide a framework for the Committee’s consideration of audit-related and non-audit services by the Auditor. The policies and procedures require that any audit-related and non-audit service provided by the Auditor and any non-audit service provided by the Auditor to a fund service provider that relates directly to the operations and financial reporting of a fund are subject to approval by the Audit Committee before such service is provided. Audit-related services provided by the Auditor that are expected to exceed $25,000 per year/per fund are subject to specific pre-approval by the Audit Committee. Tax services provided by the Auditor that are expected to exceed $30,000 per year/per fund are subject to specific pre-approval by the Audit Committee.

All audit services, as well as the audit-related and non-audit services that are expected to exceed the amounts stated above, must be approved in advance of provision of the service by formal resolution of the Audit Committee. At the regularly scheduled Audit Committee meetings, the Committee reviews a report summarizing the services, including fees, provided by the Auditor.

(e)(2) Services approved pursuant to paragraph (c)(7)(i)(C) of Rule 2-01 of Regulation S-X:

Audit-Related Fees, Tax Fees and All Other Fees:
There were no amounts that were approved by the Audit Committee pursuant to the de minimis exception under Rule 2-01 of Regulation S-X.

(f) According to the registrant’s principal accountant for the fiscal year ended March 31, 2017, the percentage of hours spent on the audit of the registrant's financial statements for the most recent fiscal year that were attributed to work performed by persons who were not full-time, permanent employees of principal accountant was less than 50%.

(g) The aggregate non-audit fees billed by the registrant’s principal accountant for non-audit services rendered to the registrant and rendered to the registrant's control affiliates were $5,908,499 for the fiscal year ended March 31, 2017 and $5,941,933 for the fiscal year ended March 31, 2016.

(h) The audit committee of the registrant has considered the non-audit services provided by the registrant’s principal accountant to the control affiliates and has determined that the services that were not pre-approved are compatible with maintaining the principal accountant’s independence.

ITEM 5. AUDIT COMMITTEE OF LISTED REGISTRANTS.

The registrant has a separately-designated standing audit committee comprised of independent trustees. The members of the audit committee are as follows:

Peter S. Burgess
Charles L. Bardelis
Theron S. Hoffman

ITEM 6. SCHEDULE OF INVESTMENTS.

(a) Not applicable.
(b) Not applicable.

ITEM 7. DISCLOSURE OF PROXY VOTING POLICIES AND PROCEDURES FOR CLOSED-END MANAGEMENT INVESTMENT COMPANIES.

Not applicable.

ITEM 8. PORTFOLIO MANAGERS OF CLOSED-END MANAGEMENT INVESTMENT COMPANIES.

Not applicable.

ITEM 9. PURCHASES OF EQUITY SECURITIES BY CLOSED-END MANAGEMENT INVESTMENT COMPANY AND AFFILIATED PURCHASERS.

Not applicable.

ITEM 10. SUBMISSION OF MATTERS TO A VOTE OF SECURITY HOLDERS.

The registrant has adopted procedures by which shareholders may recommend nominees to the registrant's Board of Trustees. A copy of the procedures is filed as an exhibit to this Form N-CSR. See attached “John Hancock Funds – Nominating, Governance and Administration Committee Charter”.

ITEM 11. CONTROLS AND PROCEDURES.

(a) Based upon their evaluation of the registrant's disclosure controls and procedures as conducted within 90 days of the filing date of this Form N-CSR, the registrant's principal executive officer and principal financial officer have concluded that those disclosure controls and procedures provide reasonable assurance that the material information required to be disclosed by the registrant on this report is recorded, processed, summarized and reported within the time periods specified in the Securities and Exchange Commission's rules and forms.

(b) There were no changes in the registrant's internal control over financial reporting that occurred during the registrant's most recent fiscal half-year (the registrant's second fiscal half-year in the case of an annual report) that have materially affected, or are reasonably likely to materially affect, the registrant's internal control over financial reporting.

ITEM 12. EXHIBITS.

(a)(1) Code of Ethics for Covered Officers is attached.

(a)(2) Separate certifications for the registrant's principal executive officer and principal financial officer, as required by Section 302 of the Sarbanes-Oxley Act of 2002 and Rule 30a-2(a) under the Investment Company Act of 1940, are attached.

(b)(1) Separate certifications for the registrant's principal executive officer and principal financial officer, as required by 18 U.S.C. Section 1350, as adopted pursuant to Section 906 of the Sarbanes-Oxley Act of 2002, and Rule 30a-2(b) under the Investment Company Act of 1940, are attached. The certifications furnished pursuant to this paragraph are not deemed to be "filed" for purposes of Section 18 of the Securities Exchange Act of 1934, or otherwise subject to the liability of that section. Such certifications are not deemed to be incorporated by reference into any filing under the Securities Act of 1933 or the Securities Exchange Act of 1934, except to the extent that the Registrant specifically incorporates them by reference.

(c)(1) Submission of Matters to a Vote of Security Holders is attached. See attached “John Hancock Funds – Nominating, Governance and Administration Committee Charter”.

(c)(2) Contact person at the registrant.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

John Hancock Funds III

By:	/s/ Andrew Arnott
Andrew Arnott President

Date:	May 12, 2017

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By:	/s/ Andrew Arnott
Andrew Arnott President

Date:	May 12, 2017

By:	/s/ Charles A. Rizzo
Charles A. Rizzo Chief Financial Officer

Date:	May 12, 2017